UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2026

DATE OF REPORTING PERIOD: November 1, 2025 through April 30, 2026

Item 1. Reports to Stockholders.

1(a) Reports to Stockholders

TIMELY INFORMATION INSIDE

CALAMOS®

TODAY FOR TOMORROW

Family of Closed-End Funds

SEMIANNUAL REPORT APRIL 30, 2026

Domestic Funds

Calamos Convertible Opportunities and Income Fund (Ticker: CHI)

Calamos Convertible and High Income Fund (Ticker: CHY)

Calamos Strategic Total Return Fund (Ticker: CSQ)

Calamos Dynamic Convertible and Income Fund (Ticker: CCD)

Global Funds

Calamos Global Dynamic Income Fund (Ticker: CHW)

Calamos Global Total Return Fund (Ticker: CGO)

Calamos Long/Short Equity & Dynamic Income Trust (Ticker: CPZ)

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Experience and Foresight

Calamos is a trusted and leading provider of closed-end funds that use a diversified blend of convertible securities, equities, fixed income, and alternative investments across innovative investment strategies to support competitive distributions throughout a market cycle.

Our Distribution Policies

Closed-end fund investors often seek a steady stream of income. Recognizing this important need, Calamos Strategic Total Return Fund (CSQ) and Calamos Long/Short Equity & Dynamic Income Trust (CPZ) adhere to a managed distribution policy, while Calamos Dynamic Convertible and Income Fund (CCD), Calamos Global Total Return Fund (CGO), Calamos Convertible Opportunities and Income Fund (CHI), Calamos Global Dynamic Income Fund (CHW), and Calamos Convertible and High Income Fund (CHY) adhere to a level distribution policy. Both distribution policies represent our commitment to provide common shareholders with a predictable but not assured level of cash flow through the disbursement of the following:

TABLE OF CONTENTS
Statements of Assets and Liabilities (unaudited)	3
Statements of Operations (unaudited)	5
Statements of Changes in Net Assets	7
Statements of Cash Flows (unaudited)	10
Financial Highlights	18
Schedules of Investments (unaudited)	31
Notes to Financial Statements (unaudited)	145
Report of Independent Registered Public Accounting Firm	159
About Closed-End Funds	160
Level Rate and Managed Distribution Policies	161
Automatic Dividend Reinvestment Plan	162
Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions	164

●  Net investment income

●  Net realized short-term capital gains

●  Net realized long-term capital gains

●  And, if necessary, return of capital

We set distributions at levels that we believe are sustainable for the long term. Each Fund’s current monthly distribution per share as of April 30, 2026 is as follows:

●  Calamos Convertible Opportunities and Income Fund: $0.0950

●  Calamos Convertible and High Income Fund: $0.1000

●  Calamos Strategic Total Return Fund: $0.1225

●  Calamos Dynamic Convertible and Income Fund: $0.1950

●  Calamos Global Dynamic Income Fund: $0.0500

●  Calamos Global Total Return Fund: $0.0800

●  Calamos Long/Short Equity & Dynamic Income Trust: $0.1400

You should not draw any conclusions about a Fund’s investment performance from the amount of its distribution or from the terms of a Fund’s plan. The Funds’ Board of Trustees may amend or terminate the distribution policies at any time without prior notice to the Fund’s shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of a Fund’s managed distribution policy.

For more information about any of the Calamos closed-end funds, we encourage you to contact your financial advisor or Calamos Investments at 866.363.9219 (Monday through Friday from 8:00 a.m. to 6:00 p.m., Central Time). You can also visit us at www.calamos.com.

Statements of Assets and Liabilities April 30, 2026 (unaudited)

	CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CALAMOS CONVERTIBLE AND HIGH INCOME FUND	CALAMOS STRATEGIC TOTAL RETURN FUND	CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND
ASSETS
Investments in securities, at value*	$1,372,446,566	$1,471,877,840	$4,755,698,848	$948,179,782
Cash with custodian	30,007,832	24,959,386	147,151,955	20,254,171
Cash held at broker	1	1	13,653	361
Receivables:
Accrued interest and dividends	6,980,108	7,577,812	10,230,331	3,001,527
Investments sold	4,820,315	5,439,048	1,509,690	3,768,564
Prepaid expenses	480,513	520,898	1,208,470	327,233
Other assets	237,409	204,889	290,044	—
Total assets	1,414,972,744	1,510,579,874	4,916,102,991	975,531,638
LIABILITIES
Options written, at value	662,625	697,500	600,250	558,000
Mandatory Redeemable Preferred Shares ($25 liquidation value per share applicable to shares authorized, issued, and outstanding, in 000’s) (Note 8)
Series C (1,340, 1,480, 3,240 and 860 shares, respectively)(1)	33,449,959	36,944,955	80,878,901	21,467,974
Series D (1,320, 1,400, 2,480 and 1,120 shares, respectively)(2)	32,980,707	34,979,664	61,963,547	27,983,166
Series E (1,330, 1,460 and 850 shares, respectively)(3)	33,179,399	36,422,982	—	21,203,553
Series F (4,000 shares)(4)	—	—	99,834,546	—
Series G (1,320, 1,440, 3,200 and 840 shares, respectively)(5)	32,789,883	35,770,778	79,490,620	20,853,251
Payables:
Notes payable (Note 7)	301,650,000	328,900,000	1,090,000,000	193,250,000
Distributions to Mandatory Redeemable Preferred Shareholders	412,964	450,794	1,087,788	277,188
Investments purchased	9,660,492	10,685,467	10,413,438	4,027,683
Affiliates:
Investment advisory fees	881,915	943,118	3,838,730	754,698
Deferred compensation to Trustees	237,409	204,889	290,044	—
Trustees’ fees and officer compensation	4,500	4,749	12,306	3,348
Other accounts payable and accrued liabilities	1,155,728	1,254,754	4,122,695	765,908
Total liabilities	447,065,581	487,259,650	1,432,532,865	291,144,769
NET ASSETS	$967,907,163	$1,023,320,224	$3,483,570,126	$684,386,869
COMPOSITION OF NET ASSETS
Common stock, no par value, unlimited shares authorized	$859,315,965	$906,026,969	$1,889,312,713	$582,094,953
Accumulated distributable earnings	108,591,198	117,293,255	1,594,257,413	102,291,916
NET ASSETS	$967,907,163	$1,023,320,224	$3,483,570,126	$684,386,869
Net asset value per common shares	$11.99	$12.74	$21.72	$23.94
Shares outstanding	80,706,787	80,330,314	160,369,635	28,582,860

Investments in securities, at cost	$1,233,385,539	$1,324,078,918	$3,046,800,794	$829,105,557
Options written, at premium	685,245	721,311	187,451	577,049
* Includes securities on loan	$91,801,898	$96,408,377	$436,690,836	$32,464,447
(1) Net of deferred offering costs (Series C)	$50,041	$55,045	$121,099	$32,026
(2) Net of deferred offering costs (Series D)	$19,292	$20,336	$36,453	$16,834
(3) Net of deferred offering costs (Series E)	$70,601	$77,018	$—	$46,447
(4) Net of deferred offering costs (Series F)	$—	$—	$165,454	$—
(5) Net of deferred offering costs (Series G)	$210,117	$229,222	$509,380	$146,749

See accompanying Notes to Financial Statements	www.calamos.com	3

Statements of Assets and Liabilities April 30, 2026 (unaudited)

	CALAMOS GLOBAL DYNAMIC INCOME FUND	CALAMOS GLOBAL TOTAL RETURN FUND	CALAMOS LONG/ SHORT EQUITY & DYNAMIC INCOME TRUST
ASSETS
Investments in securities, at value*	$820,400,939	$193,722,767	$350,411,491
Cash with custodian	24,909,527	5,056,496	4,769,942
Cash held at broker	2	—	638,455
Restricted cash for short positions	—	10	152,927,776
Foreign currency	310,871	86,397	—
Collateral for short positions domestic	—	—	75,000,000
Foreign currencies held at broker	117	—	4,296
Receivables:
Investments sold	16,290,595	2,666,540	1,652,375
Accrued interest and dividends	2,852,029	579,239	1,697,861
Prepaid expenses	172,676	62,311	2,766
Other assets	110,206	70,034	403,337
Total assets	865,046,962	202,243,794	587,508,299
LIABILITIES
Foreign currency due to broker, at value	—	—	223
Securities sold short, at value	—	—	155,690,918
Options written, at value	—	—	5,693,114
Cash due to broker	—	2	—
Mandatory Redeemable Preferred Shares ($25 liquidation value per share applicable to shares authorized, issued, and outstanding, in 000’s) (Note 8)
Series C (880 and 160 shares, respectively)(1)	21,967,476	3,993,995	—
Series D (200 and 200 shares, respectively)(2)	4,996,713	4,995,538	—
Series E (860 and 160 shares, respectively)(3)	21,449,122	3,987,134	—
Payables:
Notes payable (Note 7)	203,550,000	46,100,000	120,000,000
Distributions to Mandatory Redeemable Preferred Shareholders	130,747	32,060	—
Investments purchased	8,833,669	1,038,250	5,530,841
Affiliates:
Investment advisory fees	667,091	156,328	471,251
Deferred compensation to Trustees	110,208	70,034	—
Trustees’ fees and officer compensation	2,927	1,637	2,753
Other accounts payable and accrued liabilities	1,185,243	361,316	922,500
Total liabilities	262,893,196	60,736,294	288,311,600
NET ASSETS	$602,153,766	$141,507,500	$299,196,699
COMPOSITION OF NET ASSETS
Common stock, no par value, unlimited shares authorized	$545,752,774	$114,718,923	$392,628,096
Accumulated distributable earnings (loss)	56,400,992	26,788,577	(93,431,397)
NET ASSETS	$602,153,766	$141,507,500	$299,196,699
Net asset value per common shares	$9.43	$14.40	$15.24
Shares outstanding	63,864,387	9,827,294	19,632,194

Investments in securities, at cost	$764,305,934	$170,236,596	$360,283,147
Foreign currency, at cost	310,831	86,386	—
Foreign currencies held at broker, at cost	117	—	4,216
Foreign currency due to broker, at cost	—	—	225
Securities sold short, at proceeds	—	—	114,159,115
Options written, at premium	—	—	7,783,547
* Includes securities on loan	$32,563,686	$8,412,830	$2,378,391
(1) Net of deferred offering costs (Series C)	$32,524	$6,005	$—
(2) Net of deferred offering costs (Series D)	$3,287	$4,462	$—
(3) Net of deferred offering costs (Series E)	$50,878	$12,866	$—

4	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT	See accompanying Notes to Financial Statements

Statements of Operations Six Months Ended April 30, 2026 (unaudited)

	CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CALAMOS CONVERTIBLE AND HIGH INCOME FUND	CALAMOS STRATEGIC TOTAL RETURN FUND	CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND
INVESTMENT INCOME
Interest	$15,506,313	$16,814,288	$23,067,996	$6,274,804
Interest on short sales	—	—	—	7
(Amortization)/accretion of investment securities	(12,508,639)	(13,621,528)	(6,221,277)	(10,357,229)
Dividends	3,498,243	3,745,174	22,537,652	2,892,575
Dividend taxes withheld	—	—	(24,062)	—
Total investment income (loss)	6,495,917	6,937,934	39,360,309	(1,189,843)

EXPENSES
Investment advisory fees	5,203,032	5,580,060	23,212,271	4,418,256
Interest expense on Notes Payable (Note 7)	6,231,862	6,800,390	22,225,118	4,037,838
Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares (Notes 1 and 8)	2,703,959	2,947,346	7,026,630	1,828,324
Printing and mailing fees	51,381	55,802	109,487	36,757
Accounting fees	44,386	46,502	121,770	36,234
Trustees’ fees and officer compensation	36,194	38,482	117,871	25,978
Fund administration fees	34,232	36,733	122,448	23,031
Legal fees	34,126	36,214	106,439	24,860
Audit fees	33,074	34,740	91,313	25,568
Tax fees	31,167	33,436	117,190	20,900
Transfer agent fees	20,654	20,399	23,931	19,323
Registration fees	10,258	10,259	21,741	3,647
Custodian fees	10,054	10,422	28,371	7,813
Other	30,398	31,873	74,525	24,625
Total expenses	14,474,777	15,682,658	53,399,105	10,533,154
NET INVESTMENT (LOSS)	(7,978,860)	(8,744,724)	(14,038,796)	(11,722,997)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	25,453,997	30,365,143	92,220,404	28,897,632
Purchased options	2,575,252	2,825,172	670,708	2,248,669
Foreign currency transactions	(5,578)	(5,578)	61,429	998
Written options	—	—	(1,238,555)	—
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options	94,873,267	99,797,040	177,663,415	73,594,436
Purchased options	1,295,081	1,367,561	339,746	1,079,673
Foreign currency translations	—	—	6,773	—
Written options	22,620	23,811	(470,883)	19,049
NET GAIN	124,214,639	134,373,149	269,253,037	105,840,457
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,235,779	$125,628,425	$255,214,241	$94,117,460

See accompanying Notes to Financial Statements	www.calamos.com	5

Statements of Operations Six Months Ended April 30, 2026 (unaudited)

	CALAMOS GLOBAL DYNAMIC INCOME FUND	CALAMOS GLOBAL TOTAL RETURN FUND	CALAMOS LONG/ SHORT EQUITY & DYNAMIC INCOME TRUST
INVESTMENT INCOME
Interest	$4,274,004	$865,094	$3,874,613
Interest on short sales	—	—	3,054,221
(Amortization)/accretion of investment securities	(1,576,187)	(373,304)	(1,791)
Dividends	4,694,446	1,137,913	1,465,681
Dividend taxes withheld	(359,324)	(87,560)	(4,442)
Total investment income	7,032,939	1,542,143	8,388,282

EXPENSES
Investment advisory fees	3,912,583	917,856	2,930,729
Interest expense on Notes Payable (Note 7)	4,086,478	923,888	2,469,652
Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares (Notes 1 and 8)	871,356	234,679	—
Custodian fees	100,151	47,692	30,897
Legal fees	56,290	10,155	17,035
Printing and mailing fees	36,518	16,358	22,443
Accounting fees	36,436	19,163	27,114
Tax fees	31,329	17,206	12,896
Trustees’ fees and officer compensation	23,426	9,175	15,664
Audit fees	22,181	11,789	16,671
Fund administration fees	20,391	4,795	12,094
Transfer agent fees	17,462	20,698	11,297
Registration fees	8,657	1,333	2,661
Dividend or interest expense on short positions	—	—	1,112,326
Other	102,925	12,427	105,891
Total expenses	9,326,183	2,247,214	6,787,370
NET INVESTMENT INCOME (LOSS)	(2,293,244)	(705,071)	1,600,912
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	34,493,332 (a)	11,462,627 (a)	4,081,762
Purchased options	(14,016,713)	(3,603,210)	(11,694,605)
Foreign currency transactions	(195,137)	(42,543)	19,670
Written options	670,565	171,931	7,552,730
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options	52,602,977 (b)	9,122,064 (b)	(20,689,601)
Purchased options	2,349,234	972,938	(2,233,535)
Foreign currency translations	4,267	(351)	2,111
Written options	20,121	4,946	4,600,061
Short positions	—	—	5,781,317
NET GAIN (LOSS)	75,928,646	18,088,402	(12,580,090)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,635,402	$17,383,331	$(10,979,178)

(a)	Net of foreign capital gains tax of $96,651 and $29,023.
(b)	Net of change in deferred capital gains tax of $20,202 and $7,208.

6	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT	See accompanying Notes to Financial Statements

Statements of Changes in Net Assets April 30, 2026

	CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND		CALAMOS CONVERTIBLE AND HIGH INCOME FUND		CALAMOS STRATEGIC TOTAL RETURN FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025
OPERATIONS
Net investment (loss)	$(7,978,860)	$(10,713,893)	$(8,744,724)	$(11,754,038)	$(14,038,796)	$(28,339,436)
Net realized gain	28,023,671	112,182,618	33,184,737	118,278,674	91,713,986	267,256,455
Change in unrealized appreciation	96,190,968	71,083,594	101,188,412	79,441,382	177,539,051	482,865,026
Net increase in net assets applicable to common shareholders resulting from operations	116,235,779	172,552,319	125,628,425	185,966,018	255,214,241	721,782,045

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(45,586,440)	(88,587,020)	(48,109,011)	(94,605,446)	(111,456,896)	(197,254,651)
Net decrease in net assets from distributions to common shareholders	(45,586,440)	(88,587,020)	(48,109,011)	(94,605,446)	(111,456,896)	(197,254,651)

CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	8,057,470	34,121,532	82,041	24,709,998	—	—
Reinvestment of distributions resulting in the issuance of stock	4,012,716	7,894,369	3,405,318	6,660,673	—	—
Net increase in net assets from capital stock transactions	12,070,186	42,015,901	3,487,359	31,370,671	—	—
TOTAL INCREASE IN NET ASSETS	82,719,525	125,981,200	81,006,773	122,731,243	143,757,345	524,527,394

NET ASSETS
Beginning of period	$885,187,638	$759,206,438	$942,313,451	$819,582,208	$3,339,812,781	$2,815,285,387
End of period	$967,907,163	$885,187,638	$1,023,320,224	$942,313,451	$3,483,570,126	$3,339,812,781

See accompanying Notes to Financial Statements	www.calamos.com	7

Statements of Changes in Net Assets April 30, 2026

	CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND		CALAMOS GLOBAL DYNAMIC INCOME FUND		CALAMOS GLOBAL TOTAL RETURN FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025
OPERATIONS
Net investment (loss)	$(11,722,997)	$(20,529,061)	$(2,293,244)	$(3,483,598)	$(705,071)	$(1,270,969)
Net realized gain	31,147,299	95,690,404	20,952,047	42,935,883	7,988,805	10,766,298
Change in unrealized appreciation	74,693,158	58,804,682	54,976,599	53,210,961	10,099,597	12,862,989
Net increase in net assets applicable to common shareholders resulting from operations	94,117,460	133,966,025	73,635,402	92,663,246	17,383,331	22,358,318

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(32,999,959)	(63,756,645)	(19,159,316)	(38,318,632)	(4,717,102)	(9,434,202)
Net decrease in net assets from distributions to common shareholders	(32,999,959)	(63,756,645)	(19,159,316)	(38,318,632)	(4,717,102)	(9,434,202)

CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	10,265,332	16,669,317	—	—	—	—
Reinvestment of distributions resulting in the issuance of stock	2,642,976	6,484,880	—	—	—	—
Net increase in net assets from capital stock transactions	12,908,308	23,154,197	—	—	—	—
TOTAL INCREASE IN NET ASSETS	74,025,809	93,363,577	54,476,086	54,344,614	12,666,229	12,924,116

NET ASSETS
Beginning of period	$610,361,060	$516,997,483	$547,677,680	$493,333,066	$128,841,271	$115,917,155
End of period	$684,386,869	$610,361,060	$602,153,766	$547,677,680	$141,507,500	$128,841,271

8	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT	See accompanying Notes to Financial Statements

Statements of Changes in Net Assets April 30, 2026

	CALAMOS LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025
OPERATIONS
Net investment income	$1,600,912	$4,962,996
Net realized gain (loss)	(40,443)	35,647,043
Change in unrealized (depreciation)	(12,539,647)	(21,325,007)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(10,979,178)	19,285,032

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(16,491,043)	(36,828,033)
Net decrease in net assets from distributions to common shareholders	(16,491,043)	(36,828,033)
TOTAL (DECREASE) IN NET ASSETS	(27,470,221)	(17,543,001)

NET ASSETS
Beginning of period	$326,666,920	$344,209,921
End of period	$299,196,699	$326,666,920

See accompanying Notes to Financial Statements	www.calamos.com	9

Statements of Cash Flows April 30, 2026 (unaudited)

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND (UNAUDITED) SIX MONTHS ENDED April 30, 2026
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$116,235,779
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(649,006,635)
Proceeds from disposition of investment securities, including purchased options	672,246,149
Premiums received from written options	685,245
Amortization and accretion of fixed-income securities	12,508,639
Amortization of offering costs on Mandatory Redeemable Preferred Shares	135,643
Net realized gain (loss) from investments, excluding purchased options	(25,453,997)
Net realized gain (loss) from purchased options	(2,575,252)
Change in unrealized appreciation (depreciation) on investments, excluding purchased options	(94,873,267)
Change in unrealized appreciation (depreciation) on purchased options	(1,295,081)
Change in unrealized appreciation (depreciation) on written options	(22,620)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	220,669
Prepaid expenses	(16,636)
Other assets	31,846
Increase/(decrease) in liabilities:
Payables to affiliates	(41,065)
Other accounts payable and accrued liabilities	(308,598)
Net cash provided by/(used in) operating activities	$28,470,819
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	8,057,470
Distributions to shareholders	(41,573,724)
(Decrease)/Increase in Distributions to Mandatory Redeemable Preferred Shareholders	(21,284)
Offering costs on Mandatory Redeemable Preferred Shares	(22,979)
Net cash provided by/(used in) financing activities	$(33,560,517)
Net increase/(decrease) in cash	$(5,089,698)
Cash and restricted cash at beginning of period	$35,097,531
Cash and restricted cash at end of period	$30,007,833
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$6,601,141
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$2,725,243
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$4,012,716
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
Cash with custodian	30,007,832
Cash held at broker	1
Total cash and restricted cash at period end	$30,007,833

10	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT	See accompanying Notes to Financial Statements

Statements of Cash Flows     April 30, 2026 (unaudited)

CALAMOS CONVERTIBLE AND HIGH INCOME FUND (UNAUDITED) SIX MONTHS ENDED April 30, 2026
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$125,628,425
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(686,208,698)
Proceeds from disposition of investment securities, including purchased options	713,285,200
Premiums received from written options	721,311
Amortization and accretion of fixed-income securities	13,621,528
Amortization of offering costs on Mandatory Redeemable Preferred Shares	145,120
Net realized gain (loss) from investments, excluding purchased options	(30,365,143)
Net realized gain (loss) from purchased options	(2,825,172)
Change in unrealized appreciation (depreciation) on investments, excluding purchased options	(99,797,040)
Change in unrealized appreciation (depreciation) on purchased options	(1,367,561)
Change in unrealized appreciation (depreciation) on written options	(23,811)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	229,091
Prepaid expenses	(15,684)
Other assets	27,484
Increase/(decrease) in liabilities:
Payables to affiliates	(40,601)
Other accounts payable and accrued liabilities	(337,807)
Net cash provided by/(used in) operating activities	$32,676,642
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	82,041
Distributions to shareholders	(44,703,693)
(Decrease)/Increase in Distributions to Mandatory Redeemable Preferred Shareholders	(23,224)
Offering costs on Mandatory Redeemable Preferred Shares	(23,158)
Net cash provided by/(used in) financing activities	$(44,668,034)
Net increase/(decrease) in cash	$(11,991,392)
Cash and restricted cash at beginning of period	$36,950,779
Cash and restricted cash at end of period	$24,959,387
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$7,203,103
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$2,970,570
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$3,405,318
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
Cash with custodian	24,959,386
Cash held at broker	1
Total cash and restricted cash at period end	$24,959,387

See accompanying Notes to Financial Statements	www.calamos.com 11

Statements of Cash Flows     April 30, 2026 (unaudited)

CALAMOS STRATEGIC TOTAL RETURN FUND (UNAUDITED) SIX MONTHS ENDED April 30, 2026
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$255,214,241
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(1,104,550,391)
Proceeds paid on closing written options	(4,296,268)
Proceeds from disposition of investment securities, including purchased options	1,195,723,330
Premiums received from written options	2,810,055
Amortization and accretion of fixed-income securities	6,221,277
Amortization of offering costs on Mandatory Redeemable Preferred Shares	279,844
Net realized gain (loss) from investments, excluding purchased options	(92,220,404)
Net realized gain (loss) from purchased options	(670,708)
Net realized gain (loss) from written options	1,238,555
Change in unrealized appreciation (depreciation) on investments, excluding purchased options	(177,663,415)
Change in unrealized appreciation (depreciation) on purchased options	(339,746)
Change in unrealized appreciation (depreciation) on written options	470,883
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	358,811
Prepaid expenses	3,912
Other assets	38,907
Increase/(decrease) in liabilities:
Payables to affiliates	(148,169)
Other accounts payable and accrued liabilities	(724,998)
Net cash provided by/(used in) operating activities	$81,745,716
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(111,456,896)
(Decrease)/Increase in Distributions to Mandatory Redeemable Preferred Shareholders	(55,914)
Offering costs on Mandatory Redeemable Preferred Shares	(25,689)
Proceeds from Note Payable	40,000,000
Net cash provided by/(used in) financing activities	$(71,538,499)
Net increase/(decrease) in cash	$10,207,217
Cash and restricted cash at beginning of period	$136,958,391
Cash and restricted cash at end of period	$147,165,608
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$23,098,539
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$7,082,544
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
Cash with custodian	147,151,955
Cash held at broker	13,653
Total cash and restricted cash at period end	$147,165,608

12	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT	See accompanying Notes to Financial Statements

Statements of Cash Flows     April 30, 2026 (unaudited)

CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND (UNAUDITED) SIX MONTHS ENDED April 30, 2026
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$94,117,460
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(492,075,142)
Proceeds from disposition of investment securities, including purchased options	508,847,624
Premiums received from written options	577,049
Amortization and accretion of fixed-income securities	10,357,229
Amortization of offering costs on Mandatory Redeemable Preferred Shares	103,867
Net realized gain (loss) from investments, excluding purchased options	(28,897,632)
Net realized gain (loss) from purchased options	(2,248,669)
Change in unrealized appreciation (depreciation) on investments, excluding purchased options	(73,594,436)
Change in unrealized appreciation (depreciation) on purchased options	(1,079,673)
Change in unrealized appreciation (depreciation) on written options	(19,049)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	91,737
Prepaid expenses	(13,676)
Increase/(decrease) in liabilities:
Payables to affiliates	2,124
Other accounts payable and accrued liabilities	(193,586)
Net cash provided by/(used in) operating activities	$15,975,227
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	10,265,332
Distributions to shareholders	(30,356,983)
(Decrease)/Increase in Distributions to Mandatory Redeemable Preferred Shareholders	(14,292)
Offering costs on Mandatory Redeemable Preferred Shares	(22,291)
Net cash provided by/(used in) financing activities	$(20,128,234)
Net increase/(decrease) in cash	$(4,153,007)
Cash and restricted cash at beginning of period	$24,407,539
Cash and restricted cash at end of period	$20,254,532
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$4,276,762
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$1,842,617
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$2,642,976
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
Cash with custodian	20,254,171
Cash held at broker	361
Total cash and restricted cash at period end	$20,254,532

See accompanying Notes to Financial Statements	www.calamos.com 13

Statements of Cash Flows     April 30, 2026 (unaudited)

CALAMOS GLOBAL DYNAMIC INCOME FUND (UNAUDITED) SIX MONTHS ENDED April 30, 2026
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$73,635,402
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(669,282,656)
Proceeds paid on closing written options	(1,770,403)
Proceeds from disposition of investment securities, including purchased options	687,223,635
Premiums received from written options	2,399,150
Amortization and accretion of fixed-income securities	1,576,187
Amortization of offering costs on Mandatory Redeemable Preferred Shares	62,309
Net realized gain (loss) from investments, excluding purchased options	(34,589,983)
Net realized gain (loss) from capital gains tax	96,651
Net realized gain (loss) from purchased options	14,016,713
Net realized gain (loss) from written options	(670,565)
Change in unrealized appreciation (depreciation) on investments, excluding purchased options	(52,260,678)
Change in unrealized appreciation (depreciation) on capital gains tax	(342,299)
Change in unrealized appreciation (depreciation) on purchased options	(2,349,234)
Change in unrealized appreciation (depreciation) on written options	(20,121)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(462,945)
Prepaid expenses	(20,538)
Other assets	14,785
Increase/(decrease) in liabilities:
Payables to affiliates	(12,964)
Other accounts payable and accrued liabilities	(141,095)
Net cash provided by/(used in) operating activities	$17,101,351
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(19,159,316)
(Decrease)/Increase in Distributions to Mandatory Redeemable Preferred Shareholders	(6,703)
Offering costs on Mandatory Redeemable Preferred Shares	(21,463)
Proceeds from Note Payable	11,500,000
Net cash provided by/(used in) financing activities	$(7,687,482)
Net increase/(decrease) in cash and foreign currency	$9,413,869
Cash and foreign currency and restricted cash at beginning of period	$15,806,648
Cash and foreign currency and restricted cash at end of period	$25,220,517
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$4,286,357
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$878,059
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
Cash with custodian	24,909,527
Cash held at broker	2
Foreign currency	310,871
Foreign currencies held at broker	117
Total cash and restricted cash at period end	$25,220,517

14	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT	See accompanying Notes to Financial Statements

Statements of Cash Flows     April 30, 2026 (unaudited)

CALAMOS GLOBAL TOTAL RETURN FUND (UNAUDITED) SIX MONTHS ENDED April 30, 2026
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$17,383,331
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(163,196,123)
Proceeds paid on closing written options	(431,267)
Proceeds from disposition of investment securities, including purchased options	167,547,635
Premiums received from written options	592,943
Amortization and accretion of fixed-income securities	373,304
Amortization of offering costs on Mandatory Redeemable Preferred Shares	36,669
Net realized gain (loss) from investments, excluding purchased options	(11,491,650)
Net realized gain (loss) from capital gains tax	29,023
Net realized gain (loss) from purchased options	3,603,210
Net realized gain (loss) from written options	(171,931)
Change in unrealized appreciation (depreciation) on investments, excluding purchased options	(9,017,705)
Change in unrealized appreciation (depreciation) on capital gains tax	(104,359)
Change in unrealized appreciation (depreciation) on purchased options	(972,938)
Change in unrealized appreciation (depreciation) on written options	(4,946)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(75,994)
Prepaid expenses	(18,830)
Other assets	9,393
Increase/(decrease) in liabilities:
Payables to affiliates	(10,038)
Other accounts payable and accrued liabilities	(11,833)
Net cash provided by/(used in) operating activities	$4,067,894
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(4,717,102)
(Decrease)/Increase in Distributions to Mandatory Redeemable Preferred Shareholders	(1,639)
Offering costs on Mandatory Redeemable Preferred Shares	(21,439)
Net increase/(decrease) in due to custodian bank	2
Proceeds from Note Payable	2,500,000
Net cash provided by/(used in) financing activities	$(2,240,178)
Net increase/(decrease) in cash and foreign currency	$1,827,716
Cash and foreign currency and restricted cash at beginning of period	$3,315,187
Cash and foreign currency and restricted cash at end of period	$5,142,903
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$969,649
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$236,318
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
Cash with custodian	5,056,496
Restricted cash for short positions	10
Foreign currency	86,397
Total cash and restricted cash at period end	$5,142,903

See accompanying Notes to Financial Statements	www.calamos.com 15

Statements of Cash Flows     April 30, 2026 (unaudited)

CALAMOS LONG/ SHORT EQUITY & DYNAMIC INCOME TRUST (UNAUDITED) SIX MONTHS ENDED April 30, 2026
CASH FLOWS FROM OPERATING ACTIVITIES: Net increase/(decrease) in net assets from operations Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:	$(10,979,178)
Purchase of investment securities, including purchased options	(753,070,415)
Purchases of securities to cover securities sold short	(729,086,463)
Proceeds paid on closing written options	(27,121,230)
Proceeds from disposition of investment securities, including purchased options	781,489,258
Proceeds from securities sold short	667,306,529
Premiums received from written options	42,911,991
Amortization and accretion of fixed-income securities	1,791
Net realized gain (loss) from investments, excluding purchased options	(4,081,762)
Net realized gain (loss) from purchased options	11,694,605
Net realized gain (loss) from written options	(7,552,730)
Change in unrealized appreciation (depreciation) on investments, excluding purchased options	20,689,601
Change in unrealized appreciation (depreciation) on purchased options	2,233,535
Change in unrealized appreciation (depreciation) on short positions	(5,781,317)
Change in unrealized appreciation (depreciation) on written options	(4,600,061)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	66,759
Prepaid expenses	3,567
Other assets	208,522
Increase/(decrease) in liabilities:
Payables to affiliates	(53,027)
Other accounts payable and accrued liabilities	319,233
Net cash provided by/(used in) operating activities	$(15,400,792)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(16,491,043)
Net increase/(decrease) in due to custodian bank	166
Net cash provided by/(used in) financing activities	$(16,490,877)
Net increase/(decrease) in cash	$(31,891,669)
Cash and restricted cash at beginning of period	$265,231,915
Cash and restricted cash at end of period	$233,340,246
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$2,615,367
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
Cash with custodian	4,769,942
Cash held at broker	638,455
Collateral for short positions	75,000,000
Restricted cash for short positions	152,927,776
Foreign currencies held at broker	4,296
Foreign currency due to broker	(223)
Total cash and restricted cash at period end	$233,340,246

16	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT	See accompanying Notes to Financial Statements

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Calamos Convertible Opportunities and Income Fund     Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	Year Ended October 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.12	$10.04
Income from investment operations: Net investment income (loss)(a)	(0.10)	(0.14)
Net realized and unrealized gain (loss)	1.64	2.33
Total from investment operations	1.54	2.19
Less distributions to common shareholders from: Net investment income	(0.33)	(0.76)
Net realized gains	(0.34)	(0.38)
Return of capital	—	—
Total distributions	(0.67)	(1.14)
Premiums from shares sold in at the market offerings	0.0016	0.0300
Net asset value, end of period	$11.99	$11.12
Market value, end of period	$12.18	$11.39
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(c) Net asset value	14.64%	23.52%
Market value	13.60%	11.24%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(d)	3.33%(e)	3.98%
Net investment income (loss)	(1.83%)(e)	(1.37%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$967,907	$885,188
Portfolio turnover rate(f)	45%	83%
Average commission rate paid	$0.0198	$0.0190
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000’s omitted)	$132,750	$132,750
Notes Payable (000’s omitted)	$301,650	$301,650
Asset coverage per $1,000 of loan outstanding(g)	$4,649	$4,375
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(h)	$264	$249

(a)	Net investment income (loss) allocated based on average shares method.
(b)	Amount is less than $0.005 per common share.
(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.
(d)	Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.27%, 1.33%, 1.37%, 1.38%, 1.34%, 1.23%, 1.26%, 1.29%, 1.28%, 1.24% and 1.24%, respectively.
(e)	Annualized.
(f)	Not annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.
(h)	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

18	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Opportunities and Income Fund     Financial Highlights

2024	2023	2022	2021	2020	2019	2018	2017	2016

$8.99	$10.26	$15.49	$12.54	$10.64	$10.46	$11.35	$10.73	$11.68
(0.20)	(0.10)	0.01	(0.26)	0.49	0.50	0.57	0.57	0.60
2.39	(0.03)	(4.11)	4.31	2.37	0.64	(0.33)	1.19	(0.41)
2.19	(0.13)	(4.10)	4.05	2.86	1.14	0.24	1.76	0.19
(0.42)	(0.15)	(0.27)	(0.31)	(0.44)	(0.48)	(1.13)	(0.67)	(0.59)
(0.21)	(0.99)	(0.87)	(0.79)	(0.52)	(0.31)	—	(0.08)	—
(0.51)	—	—	—	—	(0.17)	—	(0.39)	(0.55)
(1.14)	(1.14)	(1.14)	(1.10)	(0.96)	(0.96)	(1.13)	(1.14)	(1.14)
—	—	0.0100	—(b)	—	—	—(b)	—(b)	—
$10.04	$8.99	$10.26	$15.49	$12.54	$10.64	$10.46	$11.35	$10.73
$11.43	$9.99	$10.78	$15.81	$10.89	$10.67	$9.91	$11.59	$9.89

24.26%	(2.27%)	(27.32%)	33.21%	29.38%	11.75%	1.81%	17.48%	3.19%
27.31%	3.27%	(25.10%)	56.56%	12.04%	18.29%	(5.54%)	30.15%	6.72%

4.52%	4.40%	2.44%	1.83%	2.20%	2.88%	2.52%	1.88%	1.74%
(2.00%)	(1.03%)	0.08%	(1.76%)	4.36%	4.77%	5.11%	5.17%	5.61%

$759,206	$672,782	$759,716	$1,111,526	$889,577	$754,310	$741,306	$797,968	$750,773
50%	39%	39%	46%	76%	51%	58%	90%	34%
$0.0186	$0.0188	$0.0215	$0.0215	$0.0213	$0.0188	$0.0270	$0.0282	$0.0220
$132,750	$133,000	$133,000	$133,000	$100,000	$100,000	$100,000	$100,000	$—
$314,650	$314,400	$339,400	$399,400	$288,400	$277,400	$288,000	$275,000	$306,000
$3,835	$3,563	$3,630	$4,116	$4,431	$4,080	$3,921	$4,265	$3,454
$227	$211	$232	$309	$319	$283	$282	$293	$—

www.calamos.com 19

Calamos Convertible and High Income Fund     Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	Year Ended October 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.78	$10.63
Income from investment operations: Net investment income (loss)(a)	(0.11)	(0.15)
Net realized and unrealized gain (loss)	1.77	2.49
Total from investment operations	1.66	2.34
Less distributions to common shareholders from: Net investment income	(0.34)	(0.84)
Net realized gains	(0.36)	(0.36)
Return of capital	—	—
Total distributions	(0.70)	(1.20)
Capital charge resulting from issuance of common and preferred shares and related offering costs	—	—
Premiums from shares sold in at the market offerings	—	0.0100
Net asset value, end of period	$12.74	$11.78
Market value, end of period	$12.33	$11.72
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(c) Net asset value	14.97%	23.80%
Market value	11.74%	11.15%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(d)	3.39%(e)	4.01%
Net investment income (loss)	(1.89%)(e)	(1.40%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$1,023,320	$942,313
Portfolio turnover rate(f)	45%	83%
Average commission rate paid	$0.0198	$0.0190
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000’s omitted)	$144,500	$144,500
Notes Payable (000’s omitted)	$328,900	$328,900
Asset coverage per $1,000 of loan outstanding(g)	$4,551	$4,304
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(h)	$259	$245

(a)	Net investment income (loss) allocated based on average shares method.
(b)	Amount is less than $0.005 per common share.
(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.
(d)	Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.28%, 1.33%, 1.37%, 1.38%, 1.34%, 1.23%, 1.27%, 1.30%, 1.28%, 1.24% and 1.25%, respectively.
(e)	Annualized.
(f)	Not annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.
(h)	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

20	CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible and High Income Fund    Financial Highlights

2024	2023	2022	2021	2020	2019	2018	2017	2016

$9.49	$10.81	$16.38	$13.22	$11.18	$11.02	$11.96	$11.33	$12.39

(0.22)	(0.12)	0.00	(0.30)	0.53	0.54	0.60	0.61	0.65
2.56	0.00	(4.38)	4.61	2.53	0.64	(0.35)	1.22	(0.51)
2.34	(0.12)	(4.38)	4.31	3.06	1.18	0.25	1.83	0.14

(0.44)	(0.15)	(0.27)	(0.29)	(0.46)	(0.51)	(1.19)	(0.70)	(0.69)
(0.19)	(1.05)	(0.93)	(0.86)	(0.56)	(0.34)	—	—	—
(0.57)	—	—	—	—	(0.17)	—	(0.50)	(0.51)
(1.20)	(1.20)	(1.20)	(1.15)	(1.02)	(1.02)	(1.19)	(1.20)	(1.20)
—	—	—	—	—	—	0.00(b)	—	0.00(b)
—	—	0.0100	—(b)	—	—	—(b)	—	—
$10.63	$9.49	$10.81	$16.38	$13.22	$11.18	$11.02	$11.96	$11.33
$11.79	$10.87	$11.00	$16.61	$11.50	$11.10	$10.86	$11.96	$10.47

24.82%	(1.99%)	(27.50%)	33.56%	29.87%	11.46%	1.75%	17.28%	2.55%
20.87%	10.32%	(27.25%)	55.69%	13.79%	12.29%	0.28%	26.91%	1.13%

4.54%	4.41%	2.45%	1.84%	2.22%	2.91%	2.54%	1.89%	1.78%
(2.05%)	(1.11%)	(0.02%)	(1.88%)	4.45%	4.85%	5.13%	5.25%	5.73%

$819,582	$724,821	$817,828	$1,207,158	$968,077	$818,412	$806,342	$868,817	$822,183
50%	40%	36%	44%	76%	47%	58%	89%	34%
$0.0186	$0.0188	$0.0205	$0.0216	$0.0225	$0.0187	$0.0260	$0.0282	$0.0221

$144,500	$145,000	$145,000	$145,000	$110,000	$110,000	$110,000	$110,000	$—
$340,900	$340,400	$365,400	$435,400	$318,400	$303,900	$315,500	$302,500	$337,000
$3,828	$3,556	$3,635	$4,106	$4,386	$4,055	$3,904	$4,236	$3,440
$226	$209	$229	$308	$317	$280	$280	$291	$—

www.calamos.com      21

Calamos Strategic Total Return Fund    Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	2025	2024	Year Ended October 31, 2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$20.83	$17.55	$13.41	$13.57	$18.62	$13.30
Income from investment operations:
Net investment income (loss)(a)	(0.09)	(0.18)	(0.15)	(0.09)	0.05	0.10
Net realized and unrealized gain (loss)	1.68	4.69	5.52	1.16	(3.87)	6.42
Total from investment operations	1.59	4.51	5.37	1.07	(3.82)	6.52
Less distributions to common shareholders from:
Net investment income	—	(0.93)	(1.05)	(0.63)	(0.26)	(0.29)
Net realized gains	(0.70)	(0.30)	(0.18)	(0.60)	(0.97)	(0.91)
Total distributions	(0.70)	(1.23)	(1.23)	(1.23)	(1.23)	(1.20)
Premiums from shares sold in at the market offerings	—	—	—	0.0007	0.0010	0.0026
Net asset value, end of period	$21.72	$20.83	$17.55	$13.41	$13.57	$18.62
Market value, end of period	$19.57	$19.30	$17.32	$12.83	$13.76	$18.98
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	8.21%	27.10%	41.22%	7.89%	(21.11%)	50.32%
Market value	5.18%	19.39%	45.67%	1.80%	(21.52%)	59.21%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	3.28%(d)	3.69%	3.90%	4.09%	2.50%	2.03%
Net investment income (loss)	(0.86%)(d)	(0.97%)	(0.90%)	(0.62%)	0.31%	0.60%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$3,483,570	$3,339,813	$2,815,285	$2,150,003	$2,156,658	$2,928,463
Portfolio turnover rate(e)	22%	43%	37%	29%	24%	27%
Average commission rate paid	$0.0237	$0.0232	$0.0221	$0.0194	$0.0189	$0.0206
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000’s omitted)	$323,000	$323,000	$323,000	$323,500	$323,500	$304,000
Notes Payable (000’s omitted)	$1,090,000	$1,050,000	$941,000	$800,500	$800,500	$880,000
Asset coverage per $1,000 of loan outstanding(f)	$4,492	$4,488	$4,335	$4,090	$4,098	$4,673
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(g)	$379	$365	$316	$253	$254	$338

(a)	Net investment income (loss) allocated based on average shares method.
(b)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.
(c)	Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.48%, 1.51%, 1.51%, 1.57%, 1.53%, and 1.44%, respectively.
(d)	Annualized.
(e)	Not annualized.

22       CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Strategic Total Return Fund    Financial Highlights

(f)	Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.
(g)	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

www.calamos.com      23

Calamos Dynamic Convertible and Income Fund    Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	Year Ended October 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$21.80	$19.24
Income from investment operations:
Net investment income (loss)(a)	(0.42)	(0.75)
Net realized and unrealized gain (loss)	3.72	5.63
Total from investment operations	3.30	4.88
Less distributions to common shareholders from:
Net investment income	(0.37)	(1.37)
Net realized gains	(0.80)	(0.97)
Return of capital	—	—
Total distributions	(1.17)	(2.34)
Premiums from shares sold in at the market offerings	0.0060	0.0200
Net asset value, end of period	$23.94	$21.80
Market value, end of period	$24.30	$21.88
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	16.02%	26.63%
Market value	17.28%	1.84%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	3.51%(d)	4.26%
Net investment income (loss)	(3.90%)(d)	(3.91%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$684,387	$610,361
Portfolio turnover rate(e)	50%	91%
Average commission rate paid	$0.0199	$0.0193
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000’s omitted)	$91,750	$91,750
Notes Payable (000’s omitted)	$193,250	$193,250
Asset coverage per $1,000 of loan outstanding(f)	$5,016	$4,633
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(g)	$264	$244

*	Amount is less than $0.01.
(a)	Net investment income (loss) allocated based on average shares method.
(b)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.
(c)	Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.55%, 1.64%, 1.69%, 1.70%, 1.65%, 1.51%, 1.56%, 1.61%, 1.57%, 1.51% and 1.52%, respectively.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.
(g)	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

24       CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Dynamic Convertible and Income Fund    Financial Highlights

2024	2023	2022	2021	2020	2019	2018	2017	2016

$17.24	$20.19	$31.73	$25.00	$19.93	$19.55	$21.03	$19.56	$21.63

(0.89)	(0.63)	(0.43)	(1.21)	0.70	0.73	0.85	0.86	0.89
5.23	0.01	(8.81)	10.20	6.37	1.65	(0.33)	2.61	(0.96)
4.34	(0.62)	(9.24)	8.99	7.07	2.38	0.52	3.47	(0.07)

(0.67)	(0.03)	(0.24)	(0.25)	(0.70)	(0.50)	(2.00)	(0.91)	(0.99)
(0.89)	(2.31)	(2.10)	(2.01)	(1.30)	(0.80)	—	—	(0.00)*
(0.78)	—	—	—	—	(0.70)	—	(1.09)	(1.01)
(2.34)	(2.34)	(2.34)	(2.26)	(2.00)	(2.00)	(2.00)	(2.00)	(2.00)
—	0.0078	0.0384	0.0078	—	—	—	—	—
$19.24	$17.24	$20.19	$31.73	$25.00	$19.93	$19.55	$21.03	$19.56
$24.01	$17.07	$21.89	$32.62	$22.35	$20.65	$18.94	$20.49	$17.83

24.63%	(4.26%)	(29.91%)	36.76%	38.59%	13.05%	2.40%	19.19%	1.03%
57.16%	(12.56%)	(26.08%)	57.27%	19.58%	20.85%	1.82%	27.40%	3.32%

4.80%	4.63%	2.75%	2.10%	2.50%	3.22%	2.82%	2.17%	2.02%
(4.68%)	(3.19%)	(1.73%)	(3.97%)	3.22%	3.70%	4.06%	4.26%	4.48%

$516,997	$459,365	$526,613	$788,554	$612,024	$487,709	$477,256	$512,737	$477,070
53%	44%	42%	48%	85%	50%	67%	78%	40%
$0.0184	$0.0185	$0.0563	$0.0217	$0.0243	$0.0182	$0.0249	$0.0212	$0.0233

$91,750	$92,000	$92,000	$92,000	$64,000	$64,000	$64,000	$64,000	$—
$210,250	$210,000	$230,000	$270,000	$204,600	$180,600	$187,500	$169,000	$195,000
$3,895	$3,626	$3,690	$4,261	$4,304	$4,055	$3,887	$4,413	$3,447
$223	$207	$231	$313	$344	$286	$285	$291	$—

www.calamos.com      25

Calamos Global Dynamic Income Fund    Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	2025	2024	Year Ended October 31, 2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.58	$7.72	$5.99	$6.12	$10.14	$8.03
Income from investment operations:
Net investment income (loss)(a)	(0.04)	(0.05)	(0.06)	(0.08)	(0.07)	0.03
Net realized and unrealized gain (loss)	1.19	1.51	2.39	0.55	(3.15)	2.92
Total from investment operations	1.15	1.46	2.33	0.47	(3.22)	2.95
Less distributions to common shareholders from:
Net investment income	(0.09)	(0.08)	(0.15)	(0.10)	(0.01)	(0.15)
Net realized gains	(0.21)	(0.52)	(0.45)	(0.20)	(0.09)	(0.69)
Return of capital	—	—	—	(0.30)	(0.72)	—
Total distributions	(0.30)	(0.60)	(0.60)	(0.60)	(0.82)	(0.84)
Premiums from shares sold in at the market offerings	—	—	—	—	0.0191	0.0026
Net asset value, end of period	$9.43	$8.58	$7.72	$5.99	$6.12	$10.14
Market value, end of period	$8.30	$7.67	$6.90	$5.22	$5.64	$10.39
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	14.53%	21.02%	41.34%	8.29%	(32.89%)	37.46%
Market value	12.51%	21.19%	44.97%	2.40%	(39.64%)	45.01%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	3.47%(d)	3.85%	4.21%	3.68%	2.73%	2.27%
Net investment income (loss)	(0.85%)(d)	(0.70%)	(0.82%)	(1.19%)	(0.85%)	0.26%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$602,154	$547,678	$493,333	$382,865	$391,101	$609,038
Portfolio turnover rate(e)	83%	133%	149%	114%	134%	117%
Average commission rate paid	$0.0137	$0.0104	$0.0065	$0.0036	$0.0117	$0.0173
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000’s omitted)	$48,500	$48,500	$48,500	$70,000	$70,000	$70,000
Notes Payable (000’s omitted)	$203,550	$192,050	$211,550	$130,550	$109,550	$206,500
Asset coverage per $1,000 of loan outstanding(f)	$4,197	$4,104	$3,561	$4,469	$5,209	$4,288
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(g)	$440	$406	$388	$208	$204	$316

(a)	Net investment income (loss) allocated based on average shares method.
(b)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.
(c)	Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.62%, 1.64%, 1.63%, 1.58%, 1.66%, and 1.55%, respectively.
(d)	Annualized.
(e)	Not annualized.

26       CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Dynamic Income Fund    Financial Highlights

(f)	Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.
(g)	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

www.calamos.com      27

Calamos Global Total Return Fund    Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	2025	2024	Year Ended October 31, 2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.11	$11.80	$9.12	$9.59	$15.82	$11.99
Income from investment operations:
Net investment income (loss)(a)	(0.07)	(0.13)	(0.14)	(0.17)	(0.12)	(0.06)
Net realized and unrealized gain (loss)	1.84	2.40	3.78	0.66	(4.96)	5.05
Total from investment operations	1.77	2.27	3.64	0.49	(5.08)	4.99
Less distributions to common shareholders from:
Net investment income	(0.02)	—	(0.24)	(0.17)	(0.08)	(0.24)
Net realized gains	(0.46)	(0.96)	(0.72)	(0.50)	(0.26)	(0.96)
Return of capital	—	—	—	(0.29)	(0.84)	—
Total distributions	(0.48)	(0.96)	(0.96)	(0.96)	(1.18)	(1.20)
Premiums from shares sold in at the market offerings	—	—	—	—	0.0279	0.0362
Net asset value, end of period	$14.40	$13.11	$11.80	$9.12	$9.59	$15.82
Market value, end of period	$12.85	$11.96	$11.66	$8.15	$9.12	$15.86
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	14.47%	20.97%	41.86%	5.26%	(33.22%)	42.86%
Market value	11.89%	11.59%	56.82%	(0.98%)	(36.65%)	47.65%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	3.56%(d)	4.02%	4.33%	3.86%	2.86%	2.30%
Net investment income (loss)	(1.12%)(d)	(1.09%)	(1.24%)	(1.73%)	(0.93%)	(0.37%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$141,508	$128,841	$115,917	$89,579	$94,186	$148,697
Portfolio turnover rate(e)	87%	130%	143%	120%	118%	120%
Average commission rate paid	$0.0129	$0.0095	$0.0065	$0.0038	$0.0123	$0.0179
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000’s omitted)	$13,000	$13,000	$13,000	$17,000	$17,000	$17,000
Notes Payable (000’s omitted)	$46,100	$43,600	$48,800	$30,100	$26,000	$50,500
Asset coverage per $1,000 of loan outstanding(f)	$4,352	$4,253	$3,642	$4,541	$5,276	$4,281
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(g)	$386	$357	$342	$201	$202	$318

(a)	Net investment income (loss) allocated based on average shares method.
(b)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.
(c)	Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.73%, 1.78%, 1.76%, 1.82%, 1.83%, and 1.69%, respectively.
(d)	Annualized.
(e)	Not annualized.

28       CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Total Return Fund    Financial Highlights

(f)	Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.
(g)	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

www.calamos.com      29

Calamos Long/Short Equity & Dynamic Income Trust    Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2026	2025	2024	Year Ended October 31, 2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.64	$17.53	$16.54	$17.66	$21.52	$17.44
Income from investment operations:
Net investment income (loss)(a)	0.08	0.25	0.47	0.24	0.18	0.22
Net realized and unrealized gain (loss)	(0.51)	0.74	2.20	0.32	(2.36)	5.42
Total from investment operations	(0.43)	0.99	2.67	0.56	(2.18)	5.64
Less distributions to common shareholders from:
Net investment income	(0.55)	(0.37)	(0.47)	(0.34)	(0.40)	(0.55)
Net realized gains	(0.42)	(1.51)	(1.21)	(1.34)	(1.28)	(1.01)
Total distributions	(0.97)	(1.88)	(1.68)	(1.68)	(1.68)	(1.56)
Net asset value, end of period	$15.24	$16.64	$17.53	$16.54	$17.66	$21.52
Market value, end of period	$13.64	$15.12	$15.50	$13.73	$15.75	$20.68
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	(2.17%)	6.81%	18.31%	4.32%(c)	(10.05%)	33.57%
Market value	(3.70%)	9.83%	25.94%	(2.85%)	(16.56%)	58.49%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(d)	4.31%(e)	4.38%	4.87%	4.52%	3.21%	2.45%
Net investment income (loss)	1.02%(e)	1.46%	2.68%	1.34%	0.89%	1.03%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$299,197	$326,667	$344,210	$324,777	$346,747	$422,483
Portfolio turnover rate(f)	249%	289%	249%	210%	222%	213%
Average commission rate paid	$0.0156	$0.0152	$0.0144	$0.0136	$0.0126	$0.0109
Notes Payable (000’s omitted)	$120,000	$120,000	$120,000	$120,000	$120,000	$120,000
Asset coverage per $1,000 of loan outstanding(g)	$3,493	$3,722	$3,868	$3,706	$3,890	$4,521

(a)	Net investment income (loss) allocated based on average shares method.
(b)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.
(c)	Includes payment by affiliates, which impacted the total return. Excluding such payment the total return would be 3.97%.
(d)	Ratio of net expenses, excluding interest expense on Notes Payable and dividend expense on short positions, to average net assets was 2.03%, 2.00%, 1.99%, 1.98%, 1.92% and 1.75%, respectively.
(e)	Annualized.
(f)	Not annualized.
(g)	Calculated by subtracting the Fund's total liabilities (not including Notes payable) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

30       CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.1%)
Other (0.1%)
765,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $740,574) $ 756,018
BANK LOANS (5.7%)i
Communication Services (0.9%)
1,250,000
Altice France S.A.!
2025 USD Term Loan B14,
0.000%, 05/31/31 1,275,682
727,540
Altice France SA‡
2025 USD Term Loan B14,
10.548%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 742,487
392,365
Audacy Capital Corp.‡
2024 Term Loan B,
9.767%, 10/01/29 1 mo. USD Term
SOFR + 6.000% 311,930
34,350
Audacy Capital Corp.‡
2024 Term Loan A,
10.767%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 34,135
477,706
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.902%, 11/22/28 1 mo. USD Term
SOFR + 2.250% 478,220
460,998
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.767%, 08/23/28 1 mo. USD Term
SOFR + 4.000% 463,350
337,404
DirecTV Financing LLC‡
2024 Term Loan,
9.175%, 08/02/29 3 mo. USD Term
SOFR + 5.250% 338,801
1,065,200
iHeartCommunications, Inc.‡
2024 Term Loan,
9.542%, 05/01/29 1 mo. USD Term
SOFR + 5.775% 1,040,700
950,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.902%, 03/29/32 1 mo. USD Term
SOFR + 3.250% 954,408
569,274
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD Term
SOFR + 2.750% 534,833
340,000
Versant Media Group Inc!
Term Loan B,
0.000%, 01/30/31 341,105
950,000
Versant Media Group, Inc.‡
Term Loan B,
7.200%, 01/30/31 3 mo. USD Term
SOFR + 3.500% 953,088
405,000
  ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 406,727
PRINCIPAL
AMOUNT a a VALUE a
144,629
ViaSat, Inc.‡
2023 Term Loan,
8.267%, 05/30/30 0 + 4.500% $ 145,246
950,000
Virgin Media Bristol LLC!
2020 USD Term Loan Q,
0.000%, 01/31/29 932,587
8,953,299
Consumer Discretionary (1.1%)
940,500
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
7.012%, 02/03/33 3 mo. USD Term
SOFR + 3.250% 941,676
947,625
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.950%, 09/12/32 3 mo. USD Term
SOFR + 3.250% 953,254
473,813
Boots Group Bidco Ltd.‡
USD Term Loan,
6.924%, 08/30/32 3 mo. USD Term
SOFR + 3.250% 477,146
557,169
Caesars Entertainment, Inc.‡
Term Loan B,
5.902%, 02/06/30 1 mo. USD Term
SOFR + 2.250% 542,080
612,250
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.663%, 09/26/31 3 mo. USD Term
SOFR + 6.000% 460,718
761,175
Clarios Global LP‡
2025 USD Term Loan B,
6.402%, 01/28/32 1 mo. USD Term
SOFR + 2.750% 765,776
938,161
Life Time Fitness, Inc.‡
2025 Term Loan,
5.657%, 11/05/31 1 mo. USD Term
SOFR + 2.000% 942,120
656,879
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.152%, 05/30/29 1 mo. USD Term
SOFR + 5.500% 661,398
475,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.652%, 08/18/32 1 mo. USD Term
SOFR + 4.000% 477,525
931,000
Station Casinos LLC‡
2024 Term Loan B,
5.652%, 03/14/31 1 mo. USD Term
SOFR + 2.000% 934,468
526,344
United Airlines, Inc.‡
2026 Term Loan B,
5.404%, 02/22/31 1 mo. USD Term
SOFR + 1.750% 528,483
947,625
Voyager Parent LLC‡
Repriced Term Loan B,
7.950%, 07/01/32 3 mo. USD Term
SOFR + 4.250% 949,117

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
950,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.442%, 10/01/32 3 mo. USD Term
SOFR + 3.750% $ 927,585
952,610
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.402%, 08/01/30 1 mo. USD Term
SOFR + 2.750% 951,181
10,512,527
Consumer Staples (1.1%)
1,749,700
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.652%, 08/01/32 1 mo. USD Term
SOFR + 3.000% 1,759,542
496,250
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.152%, 07/16/32 1 mo. USD Term
SOFR + 2.500% 493,560
699,350
B&G Foods, Inc.‡
2024 Term Loan B,
7.152%, 10/10/29 1 mo. USD Term
SOFR + 3.500% 677,278
1,055,510
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD Term
SOFR + 3.750% 1,062,936
2,085,302
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.902%, 10/08/30 1 mo. USD Term
SOFR + 6.250% 2,034,734
85,124
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.413%, 12/31/30 3 mo. USD Term
SOFR + 3.750% 85,220
945,250
Opal Bidco SAS‡
USD Term Loan B4,
6.700%, 04/28/32 3 mo. USD Term
SOFR + 3.000% 950,175
1,471,807
Star Parent, Inc.‡
Term Loan B,
7.700%, 09/27/30 3 mo. USD Term
SOFR + 4.000% 1,474,110
942,887
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.663%, 06/30/28 3 mo. USD Term
SOFR + 4.000% 945,466
475,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.902%, 02/11/33 1 mo. USD Term
SOFR + 4.250% 479,529
475,860
United Natural Foods, Inc.‡
2024 Term Loan,
8.402%, 05/01/31 1 mo. USD Term
SOFR + 4.750% 479,310
10,441,860
PRINCIPAL
AMOUNT a a VALUE a
Energy (0.1%)
1,415,045
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD Term
SOFR + 3.250% $ 1,420,571
Financials (0.6%)
712,398
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.152%, 12/29/31 1 mo. USD Term
SOFR + 2.500% 708,395
565,255
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.152%, 06/13/31 1 mo. USD Term
SOFR + 2.500% 562,352
1,194,875
Dragon Buyer, Inc.‡
Term Loan B,
6.450%, 09/30/31 3 mo. USD Term
SOFR + 2.750% 1,145,885
703,800
Iron Mountain, Inc.‡
2023 Term Loan B,
5.652%, 01/31/31 1 mo. USD Term
SOFR + 2.000% 705,120
663,646
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.902%, 05/05/28 1 mo. USD Term
SOFR + 2.250% 667,472
570,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 572,850
190,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 190,712
925,000
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.200%, 07/30/32 3 mo. USD Term
SOFR + 2.500% 926,133
5,478,919
Health Care (0.1%)
976,846
Padagis LLC‡
Term Loan B,
8.689%, 07/06/28 3 mo. USD Term
SOFR + 4.750% 925,561
Industrials (0.9%)
935,404
ACProducts, Inc.‡
2021 Term Loan B,
8.211%, 05/17/28 3 mo. USD Term
SOFR + 4.250% 761,564
945,250
Blackfin Pipeline LLC‡
Term Loan B,
6.688%, 09/29/32 1 mo. USD Term
SOFR + 3.000% 953,918
949,034
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.402%, 09/08/32 1 mo. USD Term
SOFR + 2.750% 949,172

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
644,608
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.200%, 02/03/33 3 mo. USD Term
SOFR + 3.500% $ 646,490
1,290,201
EMRLD Borrower LP‡
2024 Term Loan B,
5.950%, 08/04/31 3 mo. USD Term
SOFR + 2.250% 1,293,459
933,446
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.402%, 03/28/31 1 mo. USD Term
SOFR + 2.750% 919,710
940,500
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.902%, 02/10/32 1 mo. USD Term
SOFR + 2.250% 942,353
1,864,355
TransDigm, Inc.‡
2023 Term Loan J,
6.152%, 02/28/31 1 mo. USD Term
SOFR + 2.500% 1,869,240
460,000
TransDigm, Inc.‡
2026 Term Loan N,
6.152%, 02/13/33 1 mo. USD Term
SOFR + 2.500% 461,281
8,797,187
Information Technology (0.5%)
1,303,908
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.673%, 07/30/31 3 mo. USD Term
SOFR + 3.000% 1,210,731
968,079
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.402%, 01/31/31 1 mo. USD Term
SOFR + 2.750% 911,504
376,071
Coherent Corp.‡
2025 Term Loan B2,
5.402%, 07/02/29 1 mo. USD Term
SOFR + 1.750% 377,482
915,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 916,373
1,156,362
Rocket Software, Inc.‡
2025 USD Term Loan B,
7.402%, 11/28/28 1 mo. USD Term
SOFR + 3.750% 1,105,679
703,321
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.652%, 05/09/31 1 mo. USD Term
SOFR + 2.000% 704,196
5,225,965
Materials (0.2%)
473,813
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD Term
SOFR + 3.500% 473,576
1,019,922
Ineos U.S. Finance LLC‡
2025 USD Term Loan B,
6.902%, 02/18/30 1 mo. USD Term
SOFR + 3.250% 952,352
PRINCIPAL
AMOUNT a a VALUE a
720,481
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.434%, 05/03/28 3 mo. USD Term
SOFR + 2.500% $ 102,870
1,528,798
Other (0.1%)
1,474,424
Connect Finco SARL‡
2024 Extended Term Loan B,
8.152%, 09/27/29 1 mo. USD Term
SOFR + 4.500% 1,481,147
Special Purpose Acquisition Companies (0.1%)
235,000
Sword Purchaser LLC!
USD Term Loan B,
0.000%, 04/11/33 228,538
480,000
Sword Purchaser LLC‡
USD Term Loan B,
7.652%, 04/11/33 0 + 4.000% 466,800
695,338
TOTAL BANK LOANS
(Cost $56,617,240)
55,461,172
CONVERTIBLE BONDS (87.0%)
Communication Services (8.9%)
AST SpaceMobile, Inc.*µ
3,750,000 2.250%, 04/15/36 3,487,537
4,750,000 2.000%, 01/15/36 4,808,282
4,750,000 IMAX Corp.*
0.750%, 11/15/30 5,320,285
5,000,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 5,823,350
16,500,000 Live Nation Entertainment, Inc.^µ
2.875%, 01/15/30 18,345,525
12,500,000 Lyft, Inc.*µ
0.000%, 09/15/30 12,239,250
4,500,000 Sirius XM Holdings, Inc.
3.750%, 03/15/28 4,928,265
16,250,000 Snap, Inc.µ
0.500%, 05/01/30 13,747,663
14,500,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 17,761,485
86,461,642
Consumer Discretionary (4.4%)
13,250,000 DoorDash, Inc.*µ
0.000%, 05/15/30 12,668,855
4,250,000 Etsy, Inc.*µ
1.000%, 06/15/30 4,617,497
3,500,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,723,365
6,250,000 NCL Corp. Ltd.µ
0.875%, 04/15/30 6,599,625
11,500,000 Rivian Automotive, Inc.µ
4.625%, 03/15/29 13,187,970

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
2,500,000 Wayfair, Inc.
3.500%, 11/15/28 $ 3,841,750
42,639,062
Consumer Staples (1.4%)
5,750,000 Alphatec Holdings, Inc.
0.750%, 03/15/30 5,709,233
3,000,000 Merit Medical Systems, Inc.^
3.000%, 02/01/29 3,225,210
4,257,000 Revolution Medicines, Inc.µ
0.500%, 05/01/33 4,714,159
13,648,602
Energy (2.6%)
3,250,000 Energy Fuels, Inc.*
0.750%, 11/01/31 4,306,868
5,500,000 Eos Energy Enterprises, Inc.*µ
1.750%, 12/01/31 4,013,680
Liberty Energy, Inc.*
7,000,000 0.000%, 03/01/31 8,462,160
2,568,000 0.000%, 03/01/32^ 2,896,909
3,750,000 Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31 5,733,075
898,000 Sunedison, Inc.@
0.000%, 10/01/18 3,592
9,411,000 SunEdison, Inc.*@
0.000%, 01/15/20 37,644
25,453,928
Financials (4.1%)
7,500,000 Barclays Bank PLC
1.000%, 02/16/29 7,758,525
Coinbase Global, Inc.µ
4,500,000 0.250%, 04/01/30 4,347,630
11,250,000 0.000%, 10/01/32* 9,510,300
4,750,000 Dave, Inc.*
0.000%, 04/01/31 5,889,810
Galaxy Digital Holdings LP*
1,750,000 2.500%, 12/01/29 2,503,165
5,750,000 0.500%, 05/01/31 4,894,860
4,250,000 WisdomTree, Inc.*
4.625%, 08/15/30 5,039,523
39,943,813
Health Care (7.2%)
2,750,000 Arrowhead Pharmaceuticals, Inc.µ
0.000%, 01/15/32 3,134,697
Bridgebio Pharma, Inc.
2,750,000 1.750%, 03/01/31 4,532,357
5,250,000 0.750%, 02/01/33* 5,188,627
1,760,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,098,184
4,750,000 Guardant Health, Inc.*^
0.000%, 05/15/33 4,964,890
9,250,000 Halozyme Therapeutics, Inc.*µ
0.875%, 11/15/32 9,125,310
4,750,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 5,428,728
PRINCIPAL
AMOUNT a a VALUE a
9,250,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 $ 9,642,015
Jazz Investments I Ltd.
3,750,000 3.125%, 09/15/30 5,598,788
2,200,000 2.000%, 06/15/26 2,851,002
2,721,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 3,464,459
2,250,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 3,023,933
4,250,000 Repligen Corp.µ
1.000%, 12/15/28 4,190,245
2,000,000 Tempus AI, Inc.*^µ
0.750%, 07/15/30 2,086,320
4,625,000 Zoetis, Inc.*
0.250%, 06/15/29 4,576,900
69,906,455
Industrials (7.8%)
6,500,000 AeroVironment, Inc.µ
0.000%, 07/15/30 6,614,140
17,250,000 Bloom Energy Corp.*^
0.000%, 11/15/30 30,030,008
18,500,000 BWX Technologies, Inc.*^
0.000%, 11/01/30 20,089,520
5,250,000 Fluor Corp.
1.125%, 08/15/29 7,055,580
4,750,000 JBT Marel Corp.*
0.375%, 09/15/30 4,505,565
4,750,000 Joby Aviation, Inc.
0.750%, 02/15/32 4,354,942
2,500,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 2,849,100
75,498,855
Information Technology (41.4%)
6,500,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 18,536,310
700,000,000 JPY Advantest Corp.*µ
0.000%, 03/28/31 5,318,131
18,000,000 Akamai Technologies, Inc.*µ
0.250%, 05/15/33 23,628,960
11,500,000 Cipher Digital, Inc.*^
0.000%, 10/01/31 15,976,490
16,500,000 Cloudflare, Inc.*µ
0.000%, 06/15/30 19,009,815
5,368,000 CoreWeave, Inc.*
1.750%, 10/01/32 6,473,325
16,500,000 CyberArk Software Ltd.*µ
0.000%, 06/15/30 17,978,070
2,250,000 Cytokinetics, Inc.*µ
1.750%, 10/01/31 2,869,515
13,000,000 Datadog, Inc.µ
0.000%, 12/01/29 13,034,450
15,500,000 IREN Ltd.*
0.000%, 07/01/31 13,425,325
9,500,000 Lumentum Holdings, Inc.*µ
0.375%, 03/15/32 46,312,785

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
8,000,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 $ 14,113,840
7,000,000 Microchip Technology, Inc.*^
0.000%, 02/15/30 8,010,660
7,500,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 8,461,200
14,250,000 MKS, Inc.µ
1.250%, 06/01/30 27,867,300
5,209,000 Nebius Group NV*
1.250%, 03/15/31 5,791,783
17,250,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 21,006,188
1,500,000 Seagate HDD Cayman
3.500%, 06/01/28 12,226,620
4,000,000 Semtech Corp.*
0.000%, 10/15/30 5,313,880
9,250,000 Snowflake, Inc.^
0.000%, 10/01/29 10,747,297
4,600,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 5,876,822
8,250,000 Strategy, Inc.µ
2.250%, 06/15/32 10,032,247
Terawulf, Inc.*
8,500,000 1.000%, 09/01/31^ 16,409,590
1,211,000 0.000%, 05/01/32 1,646,851
14,500,000 Ultra Clean Holdings, Inc.*^
0.000%, 03/15/31 18,020,165
4,250,000 Western Digital Corp.
3.000%, 11/15/28 48,696,627
3,750,000 Workiva, Inc.µ
1.250%, 08/15/28 3,492,188
400,276,434
Materials (1.6%)
5,750,000 Centrus Energy Corp.*
0.000%, 08/15/32 6,836,922
2,750,000 i-80 Gold Corp.*
3.750%, 04/15/31 3,089,460
1,750,000 MP Materials Corp.*
3.000%, 03/01/30 5,567,678
15,494,060
Other (1.0%)
7,250,000 CoreWeave, Inc.*
1.750%, 12/01/31 9,438,993
Real Estate (3.1%)
4,734,000 Compass, Inc.*µ
0.250%, 04/15/31 4,183,530
18,250,000 Digital Realty Trust LP*
1.875%, 11/15/29 20,492,560
4,500,000 Realty Income Corp.*
3.500%, 01/15/29 4,679,865
29,355,955
PRINCIPAL
AMOUNT a a VALUE a
Utilities (3.5%)
18,000,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 $ 19,099,800
8,750,000 CMS Energy Corp.^
3.375%, 05/01/28 9,794,575
4,750,000 Ormat Technologies, Inc. Series A*
1.500%, 03/15/31 5,030,060
33,924,435
TOTAL CONVERTIBLE BONDS
(Cost $694,691,987)
842,042,234
CORPORATE BONDS (30.5%)
Airlines (0.3%)
654,194 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 654,259
791,860 American Airlines Pass-Through
Trust Series B, Class B
3.950%, 01/11/32 754,833
665,250 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 643,942
JetBlue Pass-Through Trust
166,722 Series 2019, Class B, 8.000%,
05/15/29 164,334
764,813 Series 1B, Class B, 7.750%,
05/15/30 767,505
2,984,873
Communication Services (2.5%)
1,160,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,137,786
360,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 373,954
856,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 871,374
Clear Channel Outdoor Holdings,
Inc.*
475,000 7.875%, 04/01/30 495,135
522,000 7.500%, 03/15/33 548,664
CSC Holdings LLC*
840,000 4.625%, 12/01/30 298,687
1,590,000 4.500%, 11/15/31 938,831
356,000 DirecTV Financing LLC*
8.875%, 02/01/30 362,992
DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
345,000 10.000%, 02/15/31 359,138
350,000 5.875%, 08/15/27 350,270
Discovery Global Holdings, Inc.
470,000 5.050%, 03/15/42 337,516
235,000 4.279%, 03/15/32 212,943
475,000 EW Scripps Co.*
9.875%, 08/15/30 476,738
1,475,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 1,501,815

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
239,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 $ 244,729
1,519,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 1,570,707
1,445,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 1,488,480
835,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 781,527
Gray Media, Inc.*
475,000 7.250%, 08/15/33 484,258
475,000 5.375%, 11/15/31 372,243
955,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 868,124
240,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 231,108
237,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 246,556
605,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 579,451
475,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 480,638
930,000 Paramount Global
4.900%, 08/15/44 612,135
475,000 PR RNO Property Owner 1 LLC*††
6.500%, 05/01/31 471,081
Rogers Communications, Inc.‡
343,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 354,309
595,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 607,804
Scripps Escrow II, Inc.*
239,000 5.375%, 01/15/31 185,433
477,000 3.875%, 01/15/29^ 452,444
480,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 497,400
Sirius XM Radio LLC*
485,000 5.875%, 04/15/32 477,579
1,189,000 3.875%, 09/01/31^ 1,078,257
725,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 734,135
Time Warner Cable LLC
385,000 7.300%, 07/01/38 402,945
480,000 6.550%, 05/01/37 482,846
378,000 T-Mobile USA, Inc.
6.700%, 12/15/33 414,571
940,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 924,048
480,000 Univision Communications, Inc.*
8.500%, 07/31/31 487,594
23,796,245
Consumer Discretionary (6.8%)
1,430,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,480,479
PRINCIPAL
AMOUNT a a VALUE a
Adient Global Holdings Ltd.*^
785,000 8.250%, 04/15/31 $ 820,506
475,000 7.500%, 02/15/33 486,367
Advance Auto Parts, Inc.*
237,000 7.375%, 08/01/33 244,466
422,000 7.000%, 08/01/30 435,622
590,000 American Airlines Pass-Through
Trust Series B††
5.750%, 11/10/36 590,602
715,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 699,599
458,000 Aptiv Swiss Holdings Ltd.‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% 468,955
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
475,000 6.875%, 08/01/33 468,098
837,000 4.625%, 08/01/29 801,712
Bath & Body Works, Inc.
256,000 7.500%, 06/15/29 260,147
485,000 6.875%, 11/01/35^ 478,850
655,000 6.625%, 10/01/30* 664,386
1,110,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 1,087,522
Caesars Entertainment, Inc.*^
817,000 6.000%, 10/15/32 732,824
604,000 4.625%, 10/15/29 583,367
Carnival Corp.*
1,185,000 6.125%, 02/15/33^ 1,203,344
481,000 4.000%, 08/01/28 470,303
CCO Holdings LLC/CCO Holdings
Capital Corp.*
950,000 7.000%, 02/01/33^ 937,659
586,000 5.125%, 05/01/27 586,305
965,000 4.750%, 03/01/30 915,650
478,000 4.750%, 02/01/32^ 428,216
980,000 4.500%, 08/15/30 914,742
951,000 4.250%, 02/01/31 863,594
1,100,000 4.250%, 01/15/34^ 922,867
950,000 Century Communities, Inc.*
6.625%, 09/15/33 946,447
Churchill Downs, Inc.*
478,000 6.750%, 05/01/31 489,238
478,000 5.750%, 04/01/30 477,465
712,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 728,390
1,190,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 1,189,453
517,000 Dana, Inc.
4.500%, 02/15/32 488,508
DISH DBS Corp.
1,601,000 7.375%, 07/01/28 1,566,354
470,000 5.125%, 06/01/29 432,851
946,000 DISH Network Corp.*
11.750%, 11/15/27 976,395

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,365,000 Empire Resorts, Inc.*
7.750%, 11/01/26 $ 1,336,594
895,000 Flutter Treasury DAC*
5.875%, 06/04/31 891,357
1,000,000 Ford Motor Co.
6.100%, 08/19/32 1,019,290
Ford Motor Credit Co. LLC
1,245,000 7.200%, 06/10/30 1,317,048
1,525,000 4.000%, 11/13/30 1,432,905
490,000 General Motors Co.
5.200%, 04/01/45 429,103
goeasy Ltd.*^
619,000 7.625%, 07/01/29 554,952
950,000 6.875%, 02/15/31 789,992
Goodyear Tire & Rubber Co.
1,435,000 5.625%, 04/30/33^ 1,288,214
515,000 5.250%, 07/15/31 468,820
Group 1 Automotive, Inc.*
600,000 6.375%, 01/15/30 609,630
407,000 4.000%, 08/15/28 396,524
607,473 Guitar Center, Inc.‡
12.000%, 08/19/32 182,242
470,000 Kohl's Corp.
5.550%, 07/17/45 284,966
965,000 Liberty Interactive LLC@
0.000%, 02/01/30 57,485
950,000 Life Time, Inc.*
6.000%, 11/15/31 964,117
897,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 891,735
950,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 976,562
475,000 Lithia Motors, Inc.*
5.500%, 10/01/30 472,891
635,000 M/I Homes, Inc.
3.950%, 02/15/30 603,720
Macy's Retail Holdings LLC
646,000 6.700%, 07/15/34* 616,775
1,205,000 4.300%, 02/15/43 808,362
1,860,000 MGM Resorts International^
6.500%, 04/15/32 1,886,617
1,219,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 1,192,523
712,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 742,580
NCL Corp. Ltd.*
475,000 6.750%, 02/01/32 473,266
534,000 6.250%, 09/15/33^ 517,190
475,000 5.875%, 01/15/31 462,683
Newell Brands, Inc.
475,000 8.500%, 06/01/28* 496,422
475,000 6.625%, 05/15/32^ 461,396
475,000 6.375%, 05/15/30^ 465,562
950,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 936,368
PRINCIPAL
AMOUNT a a VALUE a
Patrick Industries, Inc.*
475,000 6.375%, 11/01/32 $ 478,990
849,000 4.750%, 05/01/29 834,567
Penn Entertainment, Inc.*
950,000 6.750%, 04/01/31 942,181
570,000 4.125%, 07/01/29^ 542,304
500,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 506,520
470,000 QVC, Inc.@^
0.000%, 08/15/34 227,306
98,500 Rite Aid Corp.
0.000%, 08/30/34 —
950,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 967,395
950,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 969,770
528,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 2,729
227,522 SGUS LLC*@
0.000%, 12/15/29 39,675
875,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 845,425
970,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 957,167
750,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 722,265
950,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 966,976
535,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 523,733
668,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 665,769
705,000 Staples, Inc.*
10.750%, 09/01/29 675,439
1,550,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 1,466,564
950,000 STL Holding Co. LLC*
8.750%, 02/15/29 986,053
594,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 601,009
240,000 Viking Cruises Ltd.*
9.125%, 07/15/31 252,979
449,000 Voyager Parent LLC*
9.250%, 07/01/32 478,571
950,000 Whirlpool Corp.^
6.500%, 06/15/33 910,423
455,000 William Carter Co.*^
7.375%, 02/15/31 468,281

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
950,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 $ 954,465
65,855,730
Consumer Staples (1.9%)
909,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 887,420
465,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 483,521
890,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 895,349
940,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 933,909
Brink's Co.*
475,000 6.750%, 06/15/32 487,583
470,000 6.500%, 06/15/29 480,989
1,099,000 Central Garden & Pet Co.*
4.125%, 04/30/31 1,034,632
950,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 955,206
1,092,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 1,043,996
Energizer Holdings, Inc.*
475,000 6.000%, 09/15/33^ 454,394
1,096,000 4.375%, 03/31/29 1,055,316
475,000 Industrial F&B Investments III, Inc.*
7.750%, 02/11/33 480,439
950,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 961,504
MPH Acquisition Holdings LLC*
816,885 6.750%, 03/31/31 553,170
395,909 5.750%, 12/31/30 328,996
621,000 New Albertsons LP
7.750%, 06/15/26 623,012
950,000 Performance Food Group, Inc.*
5.625%, 03/01/34 930,715
Post Holdings, Inc.*
829,000 6.375%, 03/01/33 829,506
950,000 6.250%, 02/15/32 970,596
909,000 Prestige Brands, Inc.*
3.750%, 04/01/31 840,180
1,350,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 1,393,240
628,000 United Natural Foods, Inc.*
6.750%, 10/15/28 628,791
712,000 United Rentals North America, Inc.*
5.375%, 11/15/33 704,674
17,957,138
Energy (4.3%)
712,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 716,778
PRINCIPAL
AMOUNT a a VALUE a
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
950,000 6.625%, 10/15/32 $ 976,277
746,000 6.625%, 07/15/33 767,597
Buckeye Partners LP
356,000 6.875%, 07/01/29* 367,734
710,000 6.750%, 02/01/30* 734,530
500,000 5.850%, 11/15/43 458,230
950,000 CNX Resources Corp.*
5.875%, 03/01/34 942,913
1,120,000 Continental Resources, Inc.
4.900%, 06/01/44 897,490
715,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 731,667
Enbridge, Inc.^‡
724,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 766,397
485,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 519,144
Energy Transfer LP‡
475,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 488,447
915,000 6.943%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 912,163
700,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 703,129
Genesis Energy LP/Genesis Energy
Finance Corp.
719,000 8.875%, 04/15/30 753,915
475,000 8.000%, 05/15/33 500,645
Hilcorp Energy I LP/Hilcorp Finance
Co.*
235,000 6.875%, 05/15/34 236,422
235,000 6.250%, 04/15/32 233,642
950,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 991,515
1,185,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 1,206,804
475,000 Kodiak Gas Services LLC*
5.875%, 04/01/31 478,828
950,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 983,668
960,000 Matador Resources Co.*
6.500%, 04/15/32 980,611
1,285,000 Nabors Industries, Inc.*
7.625%, 11/15/32 1,343,082
1,006,000 Oceaneering International, Inc.
6.000%, 02/01/28 1,009,954
475,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 473,318
960,000 Plains All American Pipeline LP
Series B‡
8.024%, 05/30/26 , 3 mo. USD
Term SOFR + 4.372% 960,480

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
960,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% $ 1,001,885
1,306,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 1,366,494
Sunoco LP*
700,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 725,746
1,425,000 6.625%, 08/15/32 1,457,191
950,000 6.250%, 07/01/33 970,900
950,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 971,213
935,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 923,294
TransCanada PipeLines Ltd.‡
240,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 241,915
470,000 6.125%, 10/17/56^ , 5 yr. CMT
+ 2.250% 472,449
Transocean International Ltd.*
840,000 8.500%, 05/15/31 889,501
712,000 7.875%, 10/15/32 763,520
Venture Global LNG, Inc.*
480,000 9.875%, 02/01/32 515,362
480,000 9.500%, 02/01/29 524,131
1,725,000 9.000%, 09/30/29‡ , 5 yr. CMT +
5.440% 1,706,249
1,195,000 8.375%, 06/01/31 1,245,704
715,000 8.125%, 06/01/28 731,895
499,000 7.000%, 01/15/30^ 513,935
Venture Global Plaquemines LNG
LLC*
950,000 6.500%, 01/15/34 995,799
710,000 6.500%, 06/15/34 741,595
237,000 6.125%, 12/15/30 244,589
1,000,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 997,670
1,415,000 WBI Operating LLC*
6.500%, 10/15/33 1,431,669
950,000 Weatherford International Ltd.*
6.750%, 10/15/33 985,967
1,308,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 1,347,672
41,901,725
Financials (5.1%)
Acrisure LLC/Acrisure Finance, Inc.*
818,000 8.250%, 02/01/29 821,141
745,000 6.750%, 07/01/32 734,935
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
900,000 6.950%, 03/10/55^ , 5 yr. CMT
+ 2.720% 933,363
450,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 458,320
PRINCIPAL
AMOUNT a a VALUE a
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
1,470,000 7.375%, 10/01/32 $ 1,446,010
950,000 6.500%, 10/01/31 959,063
Ally Financial, Inc.‡
950,000 Series D, 7.100%, 08/15/31†† , 5
yr. CMT + 3.148% 949,696
1,327,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 1,325,182
445,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 427,716
983,000 AmWINS Group, Inc.*
4.875%, 06/30/29 951,367
475,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 464,692
Asurion LLC/Asurion Co-Issuer,
Inc.*
900,000 8.375%, 02/01/34 889,164
759,000 8.000%, 12/31/32 794,111
950,000 Azorra Finance Ltd.*
7.250%, 01/15/31 972,999
1,410,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 1,428,809
950,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 1,008,891
Brandywine Operating Partnership
LP
475,000 8.875%, 04/12/29 497,833
951,000 6.125%, 01/15/31^ 885,771
1,183,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,240,399
1,676,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 1,651,178
742,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 726,596
1,000,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 821,910
880,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 894,802
935,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 930,540
Credit Acceptance Corp.*
635,000 9.250%, 12/15/28 663,296
922,000 6.625%, 03/15/30 919,483
950,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 934,705
960,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 1,010,822

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
475,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% $ 494,304
First Citizens BancShares, Inc.‡
235,000 Series B, 7.908%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 236,685
725,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 729,401
475,000 GGAM Finance Ltd.*
5.875%, 03/15/30 478,814
HUB International Ltd.*
715,000 7.375%, 01/31/32 733,333
735,000 5.625%, 12/01/29 727,944
475,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 475,784
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
945,000 6.625%, 10/15/31 921,838
935,000 5.000%, 08/15/28 896,824
1,069,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,110,509
240,000 MetLife, Inc.^‡
5.850%, 03/15/56 , 5 yr. CMT +
1.817% 236,902
475,000 Newmark Group, Inc.
7.500%, 01/12/29 500,489
OneMain Finance Corp.
475,000 6.750%, 03/15/32 475,480
950,000 6.750%, 09/15/33 936,272
960,000 6.500%, 03/15/33 941,069
466,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 475,068
905,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 925,308
1,190,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,239,135
Reinsurance Group of America,
Inc.^‡
475,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 483,588
475,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 465,505
Rocket Cos., Inc.*
712,000 6.375%, 08/01/33 723,321
475,000 6.125%, 08/01/30 482,738
928,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 862,363
950,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 960,345
236,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 244,496
PRINCIPAL
AMOUNT a a VALUE a
1,190,000 StoneX Group, Inc.*
7.875%, 03/01/31 $ 1,254,093
1,700,000 TrueNoord Capital DAC*
8.750%, 03/01/30 1,736,023
1,123,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 1,071,713
475,000 UWM Holdings LLC*
6.250%, 03/15/31 441,584
475,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 498,831
940,000 Wells Fargo & Co. Series GG^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 943,798
950,000 XHR LP*
6.625%, 05/15/30 973,693
49,420,044
Health Care (1.7%)
1,425,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,459,699
CHS/Community Health Systems,
Inc.*
571,000 10.875%, 01/15/32 614,019
538,000 6.875%, 04/15/29^ 529,516
1,917,000 6.125%, 04/01/30^ 1,705,478
120,000 5.250%, 05/15/30 113,413
DaVita, Inc.*
925,000 6.875%, 09/01/32^ 955,830
1,061,000 4.625%, 06/01/30 1,027,982
1,139,000 3.750%, 02/15/31 1,057,641
Embecta Corp.*
240,000 6.750%, 02/15/30 227,568
717,000 5.000%, 02/15/30^ 674,467
Encompass Health Corp.
470,000 4.750%, 02/01/30 462,884
470,000 4.500%, 02/01/28 466,790
534,000 IQVIA, Inc.*
6.250%, 06/01/32 545,438
1,443,000 Medline Borrower LP*
5.250%, 10/01/29 1,436,781
1,760,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 1,750,074
Tenet Healthcare Corp.
1,315,000 6.875%, 11/15/31 1,401,185
712,000 5.500%, 11/15/32* 711,637
1,215,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 1,219,034
16,359,436
Industrials (2.5%)
1,068,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,097,338
1,100,000 ACCO Brands Corp.*^
4.250%, 03/15/29 983,378
Arcosa, Inc.*
475,000 6.875%, 08/15/32 493,891

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
538,000 4.375%, 04/15/29 $ 524,932
Bombardier, Inc.*
480,000 8.750%, 11/15/30 510,379
300,000 7.250%, 07/01/31 315,858
355,000 7.000%, 06/01/32 371,003
237,000 6.750%, 06/15/33 247,573
956,000 BWX Technologies, Inc.*
4.125%, 04/15/29 930,886
1,485,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 1,499,924
235,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 236,603
199,167 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 199,404
Deluxe Corp.*
475,000 8.125%, 09/15/29 496,289
1,265,000 8.000%, 06/01/29 1,280,370
EnerSys*
500,000 6.625%, 01/15/32 514,540
475,000 4.375%, 12/15/27 470,198
EquipmentShare.com, Inc.*
590,000 8.625%, 05/15/32 625,984
359,000 8.000%, 03/15/33^ 376,735
Graphic Packaging International
LLC*
625,000 4.750%, 07/15/27 620,969
446,000 3.500%, 03/01/29 422,928
Herc Holdings, Inc.*
475,000 7.250%, 06/15/33 497,577
475,000 7.000%, 06/15/30 494,570
475,000 6.625%, 06/15/29 487,132
712,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 361,041
1,575,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 1,558,903
940,000 Novelis Corp.*
4.750%, 01/30/30 901,441
950,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 965,124
278,000 Sensata Technologies BV*
4.000%, 04/15/29 270,886
479,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 446,011
Standard Building Solutions, Inc.*
235,000 6.500%, 08/15/32 237,703
712,000 6.250%, 08/01/33 712,292
950,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 995,286
TransDigm, Inc.*
360,000 7.125%, 12/01/31 373,694
1,035,000 6.875%, 12/15/30 1,067,675
710,000 6.750%, 08/15/28 720,245
235,000 6.625%, 03/01/32 241,683
210,622 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 205,843
715,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 728,871
PRINCIPAL
AMOUNT a a VALUE a
Williams Scotsman, Inc.*
355,000 6.625%, 06/15/29 $ 364,628
565,000 4.625%, 08/15/28 559,164
24,408,951
Information Technology (1.4%)
Block, Inc.*
238,000 6.000%, 08/15/33 238,062
470,000 5.625%, 08/15/30 470,696
710,000 CACI International, Inc.*
6.375%, 06/15/33 727,033
712,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 639,234
557,000 Coherent Corp.*
5.000%, 12/15/29 551,469
Fair Isaac Corp.*
356,000 6.000%, 05/15/33 351,464
480,000 4.000%, 06/15/28 469,114
1,050,000 KBR, Inc.*
4.750%, 09/30/28 1,033,809
235,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 244,405
723,000 ON Semiconductor Corp.*
3.875%, 09/01/28 704,802
475,000 Open Text Corp.*
6.900%, 12/01/27 486,020
Open Text Holdings, Inc.*
235,000 4.125%, 02/15/30 211,881
594,000 4.125%, 12/01/31^ 507,716
1,350,000 TTM Technologies, Inc.*
4.000%, 03/01/29 1,309,027
Twilio, Inc.^
236,000 3.875%, 03/15/31 220,983
680,000 3.625%, 03/15/29 653,990
1,131,000 UKG, Inc.*
6.875%, 02/01/31 1,101,311
1,435,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 1,367,569
1,358,149 Wolfspeed, Inc.
7.000%, 06/15/31 1,110,327
950,000 Zebra Technologies Corp.*
6.500%, 06/01/32 968,867
860,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 699,619
14,067,398
Materials (2.0%)
950,000 Avient Corp.*
6.250%, 11/01/31 964,089
950,000 Capstone Copper Corp.*
6.750%, 03/31/33 967,527
845,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 896,815
950,000 Century Aluminum Co.*
6.875%, 08/01/32 984,827
Chemours Co.*
805,000 8.000%, 01/15/33 831,283
475,000 7.875%, 03/15/34 486,243

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,765,000 Clearwater Paper Corp.*
4.750%, 08/15/28 $ 1,556,024
950,000 Coeur Mining, Inc.*
6.875%, 04/01/32 981,939
375,000 Constellium SE*
6.375%, 08/15/32 384,641
1,572,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,042,440
950,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 989,016
1,185,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 1,188,425
955,000 Knife River Corp.*
7.750%, 05/01/31 993,372
Mercer International, Inc.
426,000 12.875%, 10/01/28* 214,500
1,020,000 5.125%, 02/01/29 415,324
950,000 Olin Corp.*
6.625%, 04/01/33 943,236
950,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 972,391
1,105,000 Silgan Holdings, Inc.
4.125%, 02/01/28 1,087,287
950,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 944,984
950,000 Terex Corp.*
6.250%, 10/15/32 965,609
417,320 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 10,375
WR Grace Holdings LLC*
235,000 7.000%, 08/01/33 234,852
960,000 6.625%, 08/15/32 953,693
19,008,892
Other (1.1%)
705,000 1261229 BC Ltd.*
10.000%, 04/15/32 728,801
950,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 976,847
370,097 Claritev Corp. Series B*
6.750%, 03/31/31 242,539
EchoStar Corp.
2,393,615 10.750%, 11/30/29 2,597,934
1,012,724 6.750%, 11/30/30 1,028,998
500,000 Gen Digital, Inc.*
6.750%, 09/30/27 503,050
215,000 Genmab AS/Genmab Finance LLC*
6.250%, 12/15/32 220,680
475,000 Graham Holdings Co.*
5.625%, 12/01/33 470,583
885,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 940,428
1,250,000 Rfna LP*
7.875%, 02/15/30 1,238,912
PRINCIPAL
AMOUNT a a VALUE a
950,000 SM Energy Co.*^
7.000%, 08/01/32 $ 975,688
475,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 499,743
10,424,203
Real Estate (0.2%)
475,000 Forestar Group, Inc.*
6.500%, 03/15/33 477,565
630,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 615,113
722,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 705,661
1,798,339
Special Purpose Acquisition Companies (0.1%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
780,000 6.750%, 01/15/30^ 755,539
477,000 4.625%, 01/15/29 464,632
1,220,171
Utilities (0.6%)
475,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 484,642
475,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 485,421
698,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 728,838
480,000 Emera U.S. Finance LLC Series A‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 481,723
750,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 772,785
710,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 722,255
475,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 473,071
718,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 743,410
350,000 PPL Capital Funding, Inc. Series A‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 345,002
Vistra Corp.*‡
250,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 252,428
450,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 452,066

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
240,000 Xcel Energy, Inc.‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% $ 237,494
6,179,135
TOTAL CORPORATE BONDS
(Cost $303,016,167)
295,382,280
U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
Other (0.1%)
580,000 Farm Credit Bank of Texas‡
7.000%, 09/15/30, 5 yr. CMT +
3.010%
(Cost $584,392) 596,576
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.6%)
Communication Services (0.0%)
17,477 Audacy, Inc.# 52,431
6,819 Cumulus Media, Inc. - Class A# 21
20,285 Optimum Communications, Inc. -
Class A#^µ 32,050
84,502
Consumer Discretionary (0.0%)
1,446 Rite Aid Corp.# 1,446
Energy (0.3%)
4,000 Cheniere Energy Partners LP 268,080
56,650 Energy Transfer LP 1,143,763
26,095 Enterprise Products Partners LP 1,009,877
6,644 EP Energy Corp.# 6,644
2,428,364
Industrials (0.0%)
10,901 Ardagh Holdings SA# 78,043
Information Technology (0.3%)
112,416 Wolfspeed, Inc.#^ 3,319,645
TOTAL COMMON STOCKS
(Cost $11,695,096)
5,912,000
CONVERTIBLE PREFERRED STOCKS (17.2%)
Financials (2.6%)
83,465
Apollo Global Management, Inc.
6.750%, 07/31/26 5,486,154
123,245
ARES Management Corp.
6.750%, 10/01/27 4,836,134
8,100
Bank of America Corp.^‡‡
7.250% 9,904,437
NUMBER OF
SHARES b b VALUE b
116,510
KKR & Co., Inc.^
6.250%, 03/01/28 $ 5,170,714
25,397,439
Industrials (3.9%)
401,365
Boeing Co.^
6.000%, 10/15/27 28,978,553
82,135
QXO, Inc.
5.500%, 05/15/28 4,647,199
95,000
VSE Corp.#^
5.750%, 02/01/29 4,390,900
38,016,652
Information Technology (4.0%)
75,270
Hewlett Packard Enterprise Co.^
7.625%, 09/01/27 5,767,187
152,495
Microchip Technology, Inc.
7.500%, 03/15/28 11,996,782
422,515
Oracle Corp.#^
6.500%, 01/15/29 20,563,805
38,327,774
Materials (1.1%)
132,880
Albemarle Corp.
7.250%, 03/01/27
10,356,667
Utilities (5.6%)
NextEra Energy, Inc.^
184,410 7.234%, 11/01/27 9,934,167
85,285 7.299%, 06/01/27 5,035,226
95,000 7.375%, 02/15/29# 4,989,400
385,170
PPL Corp.#^
7.000%, 02/15/29 19,427,975
285,000
Southern Co.#^
7.125%, 12/15/28 14,828,550
54,215,318
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $160,479,027)
166,313,850
PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
41,748
Qwest Corp.
6.500%, 09/01/56 766,076
7,676
Telephone & Data Systems, Inc.
6.625%, 05/29/26 164,496
T-Mobile USA, Inc.#µ
6,503 5.500%, 03/01/70 144,367
743 5.500%, 06/01/70 16,487
7,935 6.250%, 09/01/69 197,978
1,289,404
TOTAL PREFERRED STOCKS
(Cost $1,218,425)
1,289,404

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
WARRANTS (0.0%)#
Communication Services (0.0%)
498 Audacy Capital Corp.
09/30/28, Strike $1.00 $ —
2,987 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
42,965 McDermott International Ltd.
06/30/27, Strike $12.33 4
47,739 McDermott International Ltd.
06/30/27, Strike $15.98 5
9
TOTAL WARRANTS
(Cost $18,376)
9
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.5%)#
Consumer Discretionary (0.3%)
475
12,590,350
Amazon.com, Inc. Call, 01/15/27,
Strike $240.00 2,277,625
Information Technology (0.0%)
70
2,854,460
Microsoft Corp. Call, 05/15/26,
Strike $540.00 735
Other (0.2%)
1,425
102,409,050
SPDR
®
S&P 500
®
ETF Trust Put,
07/17/26, Strike $715.00 2,414,663
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $4,324,255)
4,693,023
TOTAL INVESTMENTS (141.8%)
(Cost $1,233,385,539)
1,372,446,566
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-13.7%)
(132,750,000)
LIABILITIES, LESS OTHER ASSETS (-28.1%)
(271,789,403)
NET ASSETS (100.0%) $ 967,907,163
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-0.1%)#
Other (-0.1%)
(1,425)
(102,409,050)
SPDR
®
S&P 500
®
ETF Trust Put,
07/17/26, Strike $640.00
(Premium $685,245) $ (662,625)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $341,096,507.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
†† When-issued security.
# Non-income producing security.
‡‡ Perpetual maturity.
FOREIGN CURRENCY ABBREVIATION
JPY Japanese Yen
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 1):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 756,018 $ — $ 756,018
Bank Loans 71 — 55,461,172 — 55,461,172
Convertible Bonds 91 — 842,042,234 — 842,042,234
Corporate Bonds 405 — 295,382,280 — 295,382,280
U.S. Government and Agency Security 1 — 596,576 — 596,576
Common Stocks 10 5,833,957 78,043 — 5,912,000
Convertible Preferred Stocks 16 166,313,850 — — 166,313,850
Preferred Stocks 5 1,289,404 — — 1,289,404
Warrants 4 9 — — 9
Exchange-Traded Purchased Options 3 4,693,023 — — 4,693,023
Total $ 178,130,243 $ 1,194,316,323 $ — $ 1,372,446,566
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 662,625 $ — $ — $ 662,625
Total $ 662,625 $ — $ — $ 662,625
SECTOR WEIGHTINGS
Information Technology 32 .9%
Industrials 10 .5
Consumer Discretionary 8 .6
Communication Services 8 .6
Financials 8 .6
Utilities 6 .7
Health Care 6 .2
Energy 5 .1
Materials 3 .3
Consumer Staples 3 .0
Real Estate 2 .2
Other 1 .8
Airlines 0 .2
Special Purpose
Acquisition Companies 0 .1
Sector weightings are based on total
investments and may vary over time. Sector
Weightings exclude any government/
sovereign bonds or options on broad market
indexes the Fund may hold.

Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.1%)
Other (0.1%)
850,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $822,861) $ 840,020
BANK LOANS (5.9%)i
Communication Services (0.9%)
1,375,000
Altice France SA!
2025 USD Term Loan B14,
0.000%, 05/31/31 1,403,249
796,361
Altice France SA‡
2025 USD Term Loan B14,
10.548%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 812,723
398,101
Audacy Capital Corp.‡
2024 Term Loan B,
9.767%, 10/01/29 1 mo. USD Term
SOFR + 6.000% 316,490
34,852
Audacy Capital Corp.‡
2024 Term Loan A,
10.767%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 34,634
492,480
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.902%, 11/22/28 1 mo. USD Term
SOFR + 2.250% 493,010
489,198
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.767%, 08/23/28 1 mo. USD Term
SOFR + 4.000% 491,695
368,077
DirecTV Financing LLC‡
2024 Term Loan,
9.175%, 08/02/29 3 mo. USD Term
SOFR + 5.250% 369,601
1,144,860
iHeartCommunications, Inc.‡
2024 Term Loan,
9.542%, 05/01/29 1 mo. USD Term
SOFR + 5.775% 1,118,528
1,050,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.902%, 03/29/32 1 mo. USD Term
SOFR + 3.250% 1,054,872
617,701
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD Term
SOFR + 2.750% 580,330
350,000
Versant Media Group, Inc.!
Term Loan B,
0.000%, 01/30/31 351,138
1,060,000
Versant Media Group, Inc.‡
Term Loan B,
7.200%, 01/30/31 3 mo. USD Term
SOFR + 3.500% 1,063,445
450,000
ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 451,920
PRINCIPAL
AMOUNT a a VALUE a
159,591
ViaSat, Inc.‡
2023 Term Loan,
8.267%, 05/30/30 1 mo. USD Term
SOFR + 4.500% $ 160,271
1,045,000
Virgin Media Bristol LLC!
2020 USD Term Loan Q,
0.000%, 01/31/29 1,025,845
9,727,751
Consumer Discretionary (1.1%)
1,034,550
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
7.012%, 02/03/33 3 mo. USD Term
SOFR + 3.250% 1,035,843
1,047,375
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.950%, 09/12/32 3 mo. USD Term
SOFR + 3.250% 1,053,596
548,625
Boots Group Bidco Ltd.‡
USD Term Loan,
6.924%, 08/30/32 3 mo. USD Term
SOFR + 3.250% 552,485
610,934
Caesars Entertainment, Inc.‡
Term Loan B,
5.902%, 02/06/30 1 mo. USD Term
SOFR + 2.250% 594,390
646,813
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.663%, 09/26/31 3 mo. USD Term
SOFR + 6.000% 486,726
825,850
Clarios Global LP‡
2025 USD Term Loan B,
6.402%, 01/28/32 1 mo. USD Term
SOFR + 2.750% 830,842
1,031,977
Life Time Fitness, Inc.‡
2025 Term Loan,
5.657%, 11/05/31 1 mo. USD Term
SOFR + 2.000% 1,036,332
711,515
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.152%, 05/30/29 1 mo. USD Term
SOFR + 5.500% 716,410
525,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.652%, 08/18/32 1 mo. USD Term
SOFR + 4.000% 527,790
1,029,000
Station Casinos LLC‡
2024 Term Loan B,
5.652%, 03/14/31 1 mo. USD Term
SOFR + 2.000% 1,032,833
567,464
United Airlines, Inc.‡
2026 Term Loan B,
5.404%, 02/22/31 1 mo. USD Term
SOFR + 1.750% 569,771
1,042,388
Voyager Parent LLC‡
Repriced Term Loan B,
7.950%, 07/01/32 3 mo. USD Term
SOFR + 4.250% 1,044,029

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,045,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.442%, 10/01/32 3 mo. USD Term
SOFR + 3.750% $ 1,020,343
1,025,884
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.402%, 08/01/30 1 mo. USD Term
SOFR + 2.750% 1,024,346
11,525,736
Consumer Staples (1.1%)
1,943,899
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.652%, 08/01/32 1 mo. USD Term
SOFR + 3.000% 1,954,833
535,950
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.152%, 07/16/32 1 mo. USD Term
SOFR + 2.500% 533,045
778,150
B&G Foods, Inc.‡
2024 Term Loan B,
7.152%, 10/10/29 1 mo. USD Term
SOFR + 3.500% 753,592
1,130,310
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD Term
SOFR + 3.750% 1,138,262
2,245,145
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.902%, 10/08/30 1 mo. USD Term
SOFR + 6.250% 2,190,700
92,218
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.413%, 12/31/30 3 mo. USD Term
SOFR + 3.750% 92,321
1,044,750
Opal Bidco SAS‡
USD Term Loan B4,
6.700%, 04/28/32 3 mo. USD Term
SOFR + 3.000% 1,050,193
1,624,341
Star Parent, Inc.‡
Term Loan B,
7.700%, 09/27/30 3 mo. USD Term
SOFR + 4.000% 1,626,883
1,037,176
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.663%, 06/30/28 3 mo. USD Term
SOFR + 4.000% 1,040,012
525,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.902%, 02/11/33 1 mo. USD Term
SOFR + 4.250% 530,006
486,926
United Natural Foods, Inc.‡
2024 Term Loan,
8.402%, 05/01/31 1 mo. USD Term
SOFR + 4.750% 490,457
11,400,304
PRINCIPAL
AMOUNT a a VALUE a
Energy (0.1%)
1,516,727
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD Term
SOFR + 3.250% $ 1,522,650
Financials (0.6%)
766,442
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.152%, 12/29/31 1 mo. USD Term
SOFR + 2.500% 762,135
663,345
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.152%, 06/13/31 1 mo. USD Term
SOFR + 2.500% 659,939
1,298,563
Dragon Buyer, Inc.‡
Term Loan B,
6.450%, 09/30/31 3 mo. USD Term
SOFR + 2.750% 1,245,321
767,338
Iron Mountain, Inc.‡
2023 Term Loan B,
5.652%, 01/31/31 1 mo. USD Term
SOFR + 2.000% 768,776
725,025
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.902%, 05/05/28 1 mo. USD Term
SOFR + 2.250% 729,205
625,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 628,125
210,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 210,788
1,015,000
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.200%, 07/30/32 3 mo. USD Term
SOFR + 2.500% 1,016,243
6,020,532
Health Care (0.1%)
1,139,654
Padagis LLC‡
Term Loan B,
8.689%, 07/06/28 3 mo. USD Term
SOFR + 4.750% 1,079,822
Industrials (0.9%)
1,017,368
ACProducts, Inc.‡
2021 Term Loan B,
8.211%, 05/17/28 3 mo. USD Term
SOFR + 4.250% 828,295
1,039,775
Blackfin Pipeline LLC‡
Term Loan B,
6.688%, 09/29/32 1 mo. USD Term
SOFR + 3.000% 1,049,310
1,023,572
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.402%, 09/08/32 1 mo. USD Term
SOFR + 2.750% 1,023,720

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
693,174
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.200%, 02/03/33 3 mo. USD Term
SOFR + 3.500% $ 695,198
1,408,828
EMRLD Borrower LP‡
2024 Term Loan B,
5.950%, 08/04/31 3 mo. USD Term
SOFR + 2.250% 1,412,386
1,031,704
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.402%, 03/28/31 1 mo. USD Term
SOFR + 2.750% 1,016,522
1,039,500
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.902%, 02/10/32 1 mo. USD Term
SOFR + 2.250% 1,041,548
2,075,372
TransDigm, Inc.‡
2023 Term Loan J,
6.152%, 02/28/31 1 mo. USD Term
SOFR + 2.500% 2,080,809
520,000
TransDigm, Inc.‡
2026 Term Loan N,
6.152%, 02/13/33 1 mo. USD Term
SOFR + 2.500% 521,448
9,669,236
Information Technology (0.6%)
1,382,419
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.673%, 07/30/31 3 mo. USD Term
SOFR + 3.000% 1,283,631
1,052,258
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.402%, 01/31/31 1 mo. USD Term
SOFR + 2.750% 990,764
403,071
Coherent Corp.‡
2025 Term Loan B2,
5.402%, 07/02/29 1 mo. USD Term
SOFR + 1.750% 404,583
1,000,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 1,001,500
1,260,014
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.402%, 11/28/28 1 mo. USD Term
SOFR + 3.750% 1,204,787
805,888
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.652%, 05/09/31 1 mo. USD Term
SOFR + 2.000% 806,892
5,692,157
Materials (0.2%)
518,700
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD Term
SOFR + 3.500% 518,441
1,117,493
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.902%, 02/18/30 1 mo. USD Term
SOFR + 3.250% 1,043,459
PRINCIPAL
AMOUNT a a VALUE a
764,395
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.434%, 05/03/28 3 mo. USD Term
SOFR + 2.500% $ 109,140
1,671,040
Other (0.2%)
1,618,903
Connect Finco SARL‡
2024 Extended Term Loan B,
8.152%, 09/27/29 1 mo. USD Term
SOFR + 4.500% 1,626,285
Special Purpose Acquisition Companies (0.1%)
260,000
Sword Purchaser LLC!
USD Term Loan B,
0.000%, 04/11/33 252,849
525,000
Sword Purchaser LLC‡
USD Term Loan B,
7.652%, 04/11/33 1 mo. USD Term
SOFR + 4.000% 510,563
763,412
TOTAL BANK LOANS
(Cost $61,933,887)
60,698,925
CONVERTIBLE BONDS (87.6%)
Communication Services (9.1%)
AST SpaceMobile, Inc.*µ
4,250,000 2.250%, 04/15/36 3,952,543
5,000,000 2.000%, 01/15/36 5,061,350
5,000,000 IMAX Corp.*
0.750%, 11/15/30 5,600,300
5,500,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 6,405,685
17,500,000 Live Nation Entertainment, Inc.^µ
2.875%, 01/15/30 19,457,375
13,250,000 Lyft, Inc.*µ
0.000%, 09/15/30 12,973,605
5,000,000 Sirius XM Holdings, Inc.
3.750%, 03/15/28 5,475,850
17,500,000 Snap, Inc.µ
0.500%, 05/01/30 14,805,175
15,500,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 18,986,415
92,718,298
Consumer Discretionary (4.4%)
14,000,000 DoorDash, Inc.*µ
0.000%, 05/15/30 13,385,960
4,500,000 Etsy, Inc.*µ
1.000%, 06/15/30 4,889,115
3,750,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,846,462
6,500,000 NCL Corp. Ltd.µ
0.875%, 04/15/30 6,863,610
12,250,000 Rivian Automotive, Inc.µ
4.625%, 03/15/29 14,048,055

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
2,750,000 Wayfair, Inc.
3.500%, 11/15/28 $ 4,225,925
45,259,127
Consumer Staples (1.4%)
6,000,000 Alphatec Holdings, Inc.
0.750%, 03/15/30 5,957,460
3,250,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 3,493,978
4,585,000 Revolution Medicines, Inc.µ
0.500%, 05/01/33 5,077,383
14,528,821
Energy (2.7%)
3,500,000 Energy Fuels, Inc.*
0.750%, 11/01/31 4,638,165
6,250,000 Eos Energy Enterprises, Inc.*µ
1.750%, 12/01/31 4,561,000
Liberty Energy, Inc.*
7,250,000 0.000%, 03/01/31 8,764,380
2,703,000 0.000%, 03/01/32 3,049,200
4,000,000 Solaris Energy Infrastructure, Inc.^
0.250%, 10/01/31 6,115,280
SunEdison, Inc.@
1,027,000 0.000%, 10/01/18 4,108
10,545,000 0.000%, 01/15/20* 42,180
27,174,313
Financials (4.1%)
8,000,000 Barclays Bank PLC Series MSFT
1.000%, 02/16/29 8,275,760
Coinbase Global, Inc.µ
4,750,000 0.250%, 04/01/30 4,589,165
11,750,000 0.000%, 10/01/32* 9,932,980
5,000,000 Dave, Inc.*
0.000%, 04/01/31 6,199,800
Galaxy Digital Holdings LP*µ
2,000,000 2.500%, 12/01/29 2,860,760
6,000,000 0.500%, 05/01/31 5,107,680
4,500,000 WisdomTree, Inc.*
4.625%, 08/15/30 5,335,965
42,302,110
Health Care (7.3%)
3,000,000 Arrowhead Pharmaceuticals, Inc.µ
0.000%, 01/15/32 3,419,670
Bridgebio Pharma, Inc.
3,000,000 1.750%, 03/01/31 4,944,390
5,500,000 0.750%, 02/01/33*^ 5,435,705
1,853,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,209,054
5,000,000 Guardant Health, Inc.*^
0.000%, 05/15/33 5,226,200
10,000,000 Halozyme Therapeutics, Inc.*µ
0.875%, 11/15/32 9,865,200
5,000,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 5,714,450
10,000,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 10,423,800
PRINCIPAL
AMOUNT a a VALUE a
Jazz Investments I Ltd.
4,000,000 3.125%, 09/15/30 $ 5,972,040
2,405,000 2.000%, 06/15/26^ 3,116,664
3,040,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 3,870,619
2,250,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 3,023,932
4,750,000 Repligen Corp.µ
1.000%, 12/15/28 4,683,215
2,000,000 Tempus AI, Inc.*µ
0.750%, 07/15/30 2,086,320
4,875,000 Zoetis, Inc.*
0.250%, 06/15/29 4,824,300
74,815,559
Industrials (7.9%)
6,750,000 AeroVironment, Inc.µ
0.000%, 07/15/30 6,868,530
18,500,000 Bloom Energy Corp.*
0.000%, 11/15/30 32,206,095
19,750,000 BWX Technologies, Inc.*
0.000%, 11/01/30 21,446,920
5,500,000 Fluor Corp.
1.125%, 08/15/29 7,391,560
5,000,000 JBT Marel Corp.*
0.375%, 09/15/30 4,742,700
5,250,000 Joby Aviation, Inc.
0.750%, 02/15/32 4,813,358
2,500,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 2,849,100
80,318,263
Information Technology (41.6%)
7,000,000 Advanced Energy Industries, Inc.^
2.500%, 09/15/28 19,962,180
700,000,000 JPY Advantest Corp.*µ
0.000%, 03/28/31 5,318,131
19,250,000 Akamai Technologies, Inc.*µ
0.250%, 05/15/33 25,269,860
12,250,000 Cipher Digital, Inc.*^
0.000%, 10/01/31 17,018,435
17,500,000 Cloudflare, Inc.*µ
0.000%, 06/15/30 20,161,925
5,804,000 CoreWeave, Inc.*
1.750%, 10/01/32 6,999,102
17,500,000 CyberArk Software Ltd.*µ
0.000%, 06/15/30 19,067,650
2,500,000 Cytokinetics, Inc.*^µ
1.750%, 10/01/31 3,188,350
13,750,000 Datadog, Inc.µ
0.000%, 12/01/29 13,786,437
16,500,000 IREN Ltd.*
0.000%, 07/01/31 14,291,475
10,000,000 Lumentum Holdings, Inc.*µ
0.375%, 03/15/32 48,750,300
8,500,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 14,995,955

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
7,500,000 Microchip Technology, Inc.*
0.000%, 02/15/30 $ 8,582,850
8,000,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 9,025,280
15,750,000 MKS, Inc.µ
1.250%, 06/01/30 30,800,700
5,484,000 Nebius Group NV*
1.250%, 03/15/31 6,097,550
18,500,000 ON Semiconductor Corp.^
0.500%, 03/01/29 22,528,375
1,500,000 Seagate HDD Cayman
3.500%, 06/01/28 12,226,620
4,250,000 Semtech Corp.*
0.000%, 10/15/30 5,645,997
9,750,000 Snowflake, Inc.
0.000%, 10/01/29 11,328,233
4,800,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 6,132,336
8,750,000 Strategy, Inc.µ
2.250%, 06/15/32 10,640,262
Terawulf, Inc.*
9,000,000 1.000%, 09/01/31 17,374,860
1,275,000 0.000%, 05/01/32^ 1,733,885
15,500,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 19,262,935
4,500,000 Western Digital Corp.
3.000%, 11/15/28 51,561,135
4,250,000 Workiva, Inc.µ
1.250%, 08/15/28 3,957,813
425,708,631
Materials (1.6%)
6,000,000 Centrus Energy Corp.*
0.000%, 08/15/32 7,134,180
2,903,000 i-80 Gold Corp.*
3.750%, 04/15/31 3,261,346
2,000,000 MP Materials Corp.*
3.000%, 03/01/30 6,363,060
16,758,586
Other (1.0%)
7,750,000 CoreWeave, Inc.*
1.750%, 12/01/31 10,089,958
Real Estate (3.0%)
4,983,000 Compass, Inc.*µ
0.250%, 04/15/31 4,403,577
19,250,000 Digital Realty Trust LP*µ
1.875%, 11/15/29 21,615,440
4,750,000 Realty Income Corp.*
3.500%, 01/15/29 4,939,857
30,958,874
Utilities (3.5%)
19,250,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 20,426,175
9,250,000 CMS Energy Corp.
3.375%, 05/01/28 10,354,265
PRINCIPAL
AMOUNT a a VALUE a
5,000,000 Ormat Technologies, Inc. Series A*
1.500%, 03/15/31 $ 5,294,800
36,075,240
TOTAL CONVERTIBLE BONDS
(Cost $740,347,815)
896,707,780
CORPORATE BONDS (31.5%)
Airlines (0.3%)
711,081 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 711,152
852,140 American Airlines Pass-Through
Trust Series B, Class B
3.950%, 01/11/32 812,294
719,433 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 696,389
JetBlue Pass-Through Trust
181,455 Series 2019, Class B, 8.000%,
05/15/29 178,857
829,384 Series 1B, Class B, 7.750%,
05/15/30 832,304
3,230,996
Communication Services (2.5%)
1,255,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,230,967
400,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 415,504
952,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 969,098
Clear Channel Outdoor Holdings,
Inc.*
525,000 7.875%, 04/01/30 547,255
574,000 7.500%, 03/15/33 603,320
CSC Holdings LLC*
1,000,000 4.625%, 12/01/30 355,580
1,785,000 4.500%, 11/15/31 1,053,971
392,000 DirecTV Financing LLC*
8.875%, 02/01/30 399,699
DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
375,000 10.000%, 02/15/31 390,367
385,000 5.875%, 08/15/27 385,296
Discovery Global Holdings, Inc.
520,000 5.050%, 03/15/42 373,422
260,000 4.279%, 03/15/32 235,596
522,000 EW Scripps Co.*
9.875%, 08/15/30 523,911
1,610,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 1,639,270
261,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 267,256
1,685,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 1,742,357

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,555,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 $ 1,601,790
905,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 847,044
Gray Media, Inc.*
522,000 7.250%, 08/15/33 532,174
515,000 5.375%, 11/15/31 403,590
1,040,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 945,391
260,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 250,367
261,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 271,524
660,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 632,128
525,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 531,232
1,005,000 Paramount Global
4.900%, 08/15/44 661,501
522,000 PR RNO Property Owner 1 LLC*††
6.500%, 05/01/31 517,693
Rogers Communications, Inc.‡
375,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 387,364
650,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 663,988
Scripps Escrow II, Inc.*
257,000 5.375%, 01/15/31 199,399
514,000 3.875%, 01/15/29^ 487,539
520,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 538,850
Sirius XM Radio LLC*
515,000 5.875%, 04/15/32 507,121
1,311,000 3.875%, 09/01/31^ 1,188,893
785,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 794,891
Time Warner Cable LLC
420,000 7.300%, 07/01/38 439,576
515,000 6.550%, 05/01/37 518,054
414,000 T-Mobile USA, Inc.
6.700%, 12/15/33 454,054
1,050,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 1,032,182
520,000 Univision Communications, Inc.*
8.500%, 07/31/31 528,226
26,067,440
Consumer Discretionary (7.1%)
1,580,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,635,774
Adient Global Holdings Ltd.*
855,000 8.250%, 04/15/31 893,672
523,000 7.500%, 02/15/33^ 535,515
Advance Auto Parts, Inc.*
261,000 7.375%, 08/01/33 269,222
464,000 7.000%, 08/01/30 478,978
PRINCIPAL
AMOUNT a a VALUE a
655,000 American Airlines Pass-Through
Trust Series B††
5.750%, 11/10/36 $ 655,668
782,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 765,156
400,000 Aptiv Swiss Holdings Ltd.‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% 409,568
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
522,000 6.875%, 08/01/33 514,415
913,000 4.625%, 08/01/29 874,508
Bath & Body Works, Inc.
283,000 7.500%, 06/15/29 287,585
500,000 6.875%, 11/01/35^ 493,660
720,000 6.625%, 10/01/30* 730,318
1,215,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 1,190,396
Caesars Entertainment, Inc.*^
895,000 6.000%, 10/15/32 802,788
657,000 4.625%, 10/15/29 634,557
Carnival Corp.*µ
1,302,000 6.125%, 02/15/33^ 1,322,155
523,000 4.000%, 08/01/28 511,368
CCO Holdings LLC/CCO Holdings
Capital Corp.*
1,045,000 7.000%, 02/01/33 1,031,425
640,000 5.125%, 05/01/27 640,333
1,075,000 4.750%, 03/01/30 1,020,024
522,000 4.750%, 02/01/32 467,634
1,075,000 4.500%, 08/15/30 1,003,416
1,035,000 4.250%, 02/01/31 939,873
1,245,000 4.250%, 01/15/34^ 1,044,518
1,045,000 Century Communities, Inc.*
6.625%, 09/15/33 1,041,092
Churchill Downs, Inc.*
520,000 6.750%, 05/01/31 532,225
522,000 5.750%, 04/01/30 521,415
784,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 802,048
1,305,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 1,304,400
561,000 Dana, Inc.
4.500%, 02/15/32 530,083
DISH DBS Corp.
1,754,000 7.375%, 07/01/28 1,716,043
544,000 5.125%, 06/01/29 501,002
1,049,000 DISH Network Corp.*
11.750%, 11/15/27 1,082,704
1,510,000 Empire Resorts, Inc.*
7.750%, 11/01/26 1,478,577
980,000 Flutter Treasury DAC*
5.875%, 06/04/31 976,011
1,075,000 Ford Motor Co.
6.100%, 08/19/32 1,095,737

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Ford Motor Credit Co. LLC
1,350,000 7.200%, 06/10/30 $ 1,428,124
1,650,000 4.000%, 11/13/30 1,550,356
510,000 General Motors Co.
5.200%, 04/01/45 446,617
goeasy Ltd.*^
674,000 7.625%, 07/01/29 604,261
1,045,000 6.875%, 02/15/31 868,991
Goodyear Tire & Rubber Co.^
1,575,000 5.625%, 04/30/33 1,413,893
560,000 5.250%, 07/15/31 509,785
Group 1 Automotive, Inc.*
650,000 6.375%, 01/15/30 660,432
445,000 4.000%, 08/15/28 433,546
661,056 Guitar Center, Inc.‡
12.000%, 08/19/32 198,317
533,000 Kohl's Corp.
5.550%, 07/17/45 323,163
1,045,000 Liberty Interactive LLC@
0.000%, 02/01/30 62,251
1,045,000 Life Time, Inc.*
6.000%, 11/15/31 1,060,529
984,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 978,224
1,050,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 1,079,358
525,000 Lithia Motors, Inc.*
5.500%, 10/01/30 522,669
685,000 M/I Homes, Inc.
3.950%, 02/15/30 651,257
Macy's Retail Holdings LLC
699,000 6.700%, 07/15/34* 667,377
1,285,000 4.300%, 02/15/43 862,029
2,025,000 MGM Resorts International^
6.500%, 04/15/32 2,053,978
1,329,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 1,300,134
788,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 821,845
NCL Corp. Ltd.*
522,000 6.750%, 02/01/32 520,095
588,000 6.250%, 09/15/33^ 569,490
520,000 5.875%, 01/15/31 506,516
Newell Brands, Inc.
522,000 8.500%, 06/01/28* 545,542
522,000 6.625%, 05/15/32^ 507,050
520,000 6.375%, 05/15/30^ 509,668
1,045,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 1,030,004
Patrick Industries, Inc.*
522,000 6.375%, 11/01/32 526,385
923,000 4.750%, 05/01/29 907,309
Penn Entertainment, Inc.*
1,045,000 6.750%, 04/01/31 1,036,400
630,000 4.125%, 07/01/29^ 599,388
PRINCIPAL
AMOUNT a a VALUE a
750,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 $ 759,780
525,000 QVC, Inc.@^
0.000%, 08/15/34 253,906
106,832 Rite Aid Corp.
0.000%, 08/30/34 —
1,045,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 1,064,134
1,045,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 1,066,746
588,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 3,038
253,340 SGUS LLC*@
0.000%, 12/15/29 44,177
955,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 922,721
1,040,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 1,026,241
810,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 780,046
1,047,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*^
8.625%, 01/15/32 1,065,710
573,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 560,933
721,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 718,592
780,000 Staples, Inc.*
10.750%, 09/01/29 747,295
1,700,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 1,608,489
1,050,000 STL Holding Co. LLC*
8.750%, 02/15/29 1,089,847
653,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 660,705
260,000 Viking Cruises Ltd.*
9.125%, 07/15/31 274,061
494,000 Voyager Parent LLC*
9.250%, 07/01/32 526,535
1,045,000 Whirlpool Corp.^
6.500%, 06/15/33 1,001,465
550,000 William Carter Co.*
7.375%, 02/15/31 566,055
1,025,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 1,029,818
72,259,140
Consumer Staples (1.9%)
996,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 972,355

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
507,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 $ 527,194
975,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 980,860
1,100,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 1,092,872
Brink's Co.*
525,000 6.750%, 06/15/32 538,907
525,000 6.500%, 06/15/29 537,274
1,191,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 1,121,243
1,045,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 1,050,727
1,188,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 1,135,775
Energizer Holdings, Inc.*
522,000 6.000%, 09/15/33^ 499,356
1,185,000 4.375%, 03/31/29 1,141,013
520,000 Industrial F&B Investments III, Inc.*
7.750%, 02/11/33 525,954
1,045,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 1,057,655
MPH Acquisition Holdings LLC*
879,125 6.750%, 03/31/31 595,317
429,160 5.750%, 12/31/30 356,628
672,000 New Albertsons LP
7.750%, 06/15/26 674,177
1,045,000 Performance Food Group, Inc.*
5.625%, 03/01/34 1,023,786
Post Holdings, Inc.*
918,000 6.375%, 03/01/33^ 918,560
1,050,000 6.250%, 02/15/32 1,072,764
986,000 Prestige Brands, Inc.*
3.750%, 04/01/31 911,350
1,472,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 1,519,148
658,000 United Natural Foods, Inc.*
6.750%, 10/15/28 658,829
784,000 United Rentals North America, Inc.*
5.375%, 11/15/33 775,933
19,687,677
Energy (4.5%)
784,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 789,261
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
1,045,000 6.625%, 10/15/32 1,073,905
820,000 6.625%, 07/15/33 843,739
Buckeye Partners LP
392,000 6.875%, 07/01/29* 404,920
787,000 6.750%, 02/01/30* 814,191
545,000 5.850%, 11/15/43 499,471
1,045,000 CNX Resources Corp.*
5.875%, 03/01/34 1,037,204
PRINCIPAL
AMOUNT a a VALUE a
1,220,000 Continental Resources, Inc.
4.900%, 06/01/44 $ 977,623
785,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 803,298
Enbridge, Inc.^‡
790,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 836,262
530,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 567,312
Energy Transfer LP‡
520,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 534,721
970,000 6.943%, 11/01/66^ , 3 mo. USD
Term SOFR + 3.279% 966,993
764,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 767,415
Genesis Energy LP/Genesis Energy
Finance Corp.
765,000 8.875%, 04/15/30 802,148
525,000 8.000%, 05/15/33 553,345
Hilcorp Energy I LP/Hilcorp Finance
Co.*
265,000 6.875%, 05/15/34 266,603
265,000 6.250%, 04/15/32 263,468
1,050,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 1,095,885
1,305,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 1,329,012
525,000 Kodiak Gas Services LLC*
5.875%, 04/01/31 529,231
1,045,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 1,082,035
1,044,000 Matador Resources Co.*
6.500%, 04/15/32 1,066,415
1,410,000 Nabors Industries, Inc.*
7.625%, 11/15/32 1,473,732
1,090,000 Oceaneering International, Inc.
6.000%, 02/01/28 1,094,284
520,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 518,159
1,040,000 Plains All American Pipeline LP
Series B‡
8.024%, 05/30/26 , 3 mo. USD
Term SOFR + 4.372% 1,040,520
1,050,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 1,095,812
1,440,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 1,506,701
Sunoco LP*
800,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 829,424
1,565,000 6.625%, 08/15/32 1,600,353
1,045,000 6.250%, 07/01/33 1,067,990

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,045,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 $ 1,068,335
1,020,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 1,007,230
TransCanada PipeLines Ltd.‡
260,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 262,075
525,000 6.125%, 10/17/56^ , 5 yr. CMT
+ 2.250% 527,735
Transocean International Ltd.*
925,000 8.500%, 05/15/31 979,510
784,000 7.875%, 10/15/32 840,730
Venture Global LNG, Inc.*
525,000 9.875%, 02/01/32^ 563,677
525,000 9.500%, 02/01/29 573,268
1,892,000 9.000%, 09/30/29‡ , 5 yr. CMT +
5.440% 1,871,434
1,300,000 8.375%, 06/01/31 1,355,159
780,000 8.125%, 06/01/28 798,431
548,000 7.000%, 01/15/30^ 564,402
Venture Global Plaquemines LNG
LLC*
1,045,000 6.500%, 01/15/34 1,095,379
780,000 6.500%, 06/15/34 814,710
261,000 6.125%, 12/15/30 269,357
1,045,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 1,042,565
1,552,000 WBI Operating LLC*
6.500%, 10/15/33 1,570,283
1,045,000 Weatherford International Ltd.*
6.750%, 10/15/33 1,084,564
1,432,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 1,475,433
45,895,709
Financials (5.3%)
Acrisure LLC/Acrisure Finance, Inc.*
871,000 8.250%, 02/01/29 874,345
820,000 6.750%, 07/01/32 808,922
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
975,000 6.950%, 03/10/55^ , 5 yr. CMT
+ 2.720% 1,011,143
425,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 432,858
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
1,615,000 7.375%, 10/01/32 1,588,643
1,045,000 6.500%, 10/01/31 1,054,969
Ally Financial, Inc.‡
1,045,000 Series D, 7.100%, 08/15/31†† , 5
yr. CMT + 3.148% 1,044,666
1,433,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 1,431,037
480,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 461,357
1,082,000 AmWINS Group, Inc.*
4.875%, 06/30/29 1,047,181
PRINCIPAL
AMOUNT a a VALUE a
520,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 $ 508,716
Asurion LLC/Asurion Co-Issuer,
Inc.*
990,000 8.375%, 02/01/34 978,080
828,000 8.000%, 12/31/32 866,303
1,045,000 Azorra Finance Ltd.*
7.250%, 01/15/31 1,070,300
1,545,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 1,565,610
1,045,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 1,109,780
Brandywine Operating Partnership
LP
525,000 8.875%, 04/12/29 550,237
1,042,000 6.125%, 01/15/31^ 970,529
1,304,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,367,270
1,819,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 1,792,061
807,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 790,247
1,050,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 863,006
965,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 981,231
1,020,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 1,015,135
Credit Acceptance Corp.*
690,000 9.250%, 12/15/28 720,746
1,014,000 6.625%, 03/15/30 1,011,232
1,045,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 1,028,176
1,045,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 1,100,322
520,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 541,133
First Citizens BancShares, Inc.‡
260,000 Series B, 7.908%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 261,864
775,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 779,704
522,000 GGAM Finance Ltd.*
5.875%, 03/15/30 526,192
HUB International Ltd.*
785,000 7.375%, 01/31/32 805,127
806,000 5.625%, 12/01/29 798,262

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
520,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% $ 520,858
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
720,000 6.625%, 10/15/31 702,353
1,055,000 5.000%, 08/15/28 1,011,924
1,176,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,221,664
260,000 MetLife, Inc.^‡
5.850%, 03/15/56 , 5 yr. CMT +
1.817% 256,643
525,000 Newmark Group, Inc.
7.500%, 01/12/29 553,172
OneMain Finance Corp.
522,000 6.750%, 03/15/32 522,527
1,045,000 6.750%, 09/15/33 1,029,900
1,052,000 6.500%, 03/15/33 1,031,255
516,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 526,041
985,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 1,007,103
1,305,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,358,883
Reinsurance Group of America,
Inc.‡
520,000 6.650%, 09/15/55^ , 5 yr. CMT
+ 2.392% 529,402
525,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 514,505
Rocket Cos., Inc.*
784,000 6.375%, 08/01/33 796,466
523,000 6.125%, 08/01/30 531,520
1,005,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 933,916
1,045,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 1,056,380
257,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 266,252
1,310,000 StoneX Group, Inc.*
7.875%, 03/01/31 1,380,557
1,865,000 TrueNoord Capital DAC*
8.750%, 03/01/30 1,904,519
1,212,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 1,156,648
522,000 UWM Holdings LLC*
6.250%, 03/15/31 485,277
525,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 551,339
1,025,000 Wells Fargo & Co. Series GG^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 1,029,141
PRINCIPAL
AMOUNT a a VALUE a
1,045,000 XHR LP*
6.625%, 05/15/30 $ 1,071,062
53,705,691
Health Care (1.7%)
1,564,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,602,083
CHS/Community Health Systems,
Inc.*
628,000 10.875%, 01/15/32 675,314
594,000 6.875%, 04/15/29^ 584,633
2,075,000 6.125%, 04/01/30^ 1,846,045
130,000 5.250%, 05/15/30 122,864
DaVita, Inc.*
1,010,000 6.875%, 09/01/32 1,043,663
1,154,000 4.625%, 06/01/30 1,118,088
1,220,000 3.750%, 02/15/31 1,132,855
Embecta Corp.*
260,000 6.750%, 02/15/30 246,532
783,000 5.000%, 02/15/30^ 736,552
Encompass Health Corp.
525,000 4.750%, 02/01/30 517,052
525,000 4.500%, 02/01/28 521,414
588,000 IQVIA, Inc.*
6.250%, 06/01/32 600,595
1,557,000 Medline Borrower LP*
5.250%, 10/01/29 1,550,289
1,900,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 1,889,284
Tenet Healthcare Corp.
1,420,000 6.875%, 11/15/31 1,513,067
784,000 5.500%, 11/15/32* 783,600
1,320,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 1,324,382
17,808,312
Industrials (2.6%)
1,177,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,209,332
1,200,000 ACCO Brands Corp.*^
4.250%, 03/15/29 1,072,776
Arcosa, Inc.*
522,000 6.875%, 08/15/32 542,760
587,000 4.375%, 04/15/29 572,742
Bombardier, Inc.*
520,000 8.750%, 11/15/30 552,911
325,000 7.250%, 07/01/31 342,179
395,000 7.000%, 06/01/32 412,807
263,000 6.750%, 06/15/33 274,732
1,044,000 BWX Technologies, Inc.*
4.125%, 04/15/29 1,016,574
1,630,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 1,646,382
260,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 261,773

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
214,167 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 $ 214,422
Deluxe Corp.*
520,000 8.125%, 09/15/29 543,306
1,360,000 8.000%, 06/01/29 1,376,524
EnerSys*
500,000 6.625%, 01/15/32 514,540
500,000 4.375%, 12/15/27 494,945
EquipmentShare.com, Inc.*
655,000 8.625%, 05/15/32 694,948
394,000 8.000%, 03/15/33^ 413,464
Graphic Packaging International
LLC*
675,000 4.750%, 07/15/27 670,646
484,000 3.500%, 03/01/29 458,963
Herc Holdings, Inc.*
522,000 7.250%, 06/15/33 546,811
522,000 7.000%, 06/15/30 543,506
525,000 6.625%, 06/15/29 538,408
788,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 399,579
1,690,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 1,672,728
1,040,000 Novelis Corp.*
4.750%, 01/30/30 997,339
1,045,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 1,061,636
248,000 Sensata Technologies BV*
4.000%, 04/15/29 241,654
519,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 483,256
Standard Building Solutions, Inc.*
265,000 6.500%, 08/15/32 268,048
784,000 6.250%, 08/01/33 784,321
1,045,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 1,094,815
TransDigm, Inc.*
390,000 7.125%, 12/01/31 404,836
1,125,000 6.875%, 12/15/30 1,160,516
790,000 6.750%, 08/15/28 801,400
254,000 6.625%, 03/01/32 261,224
227,967 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 222,795
782,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 797,171
Williams Scotsman, Inc.*
390,000 6.625%, 06/15/29 400,577
604,000 4.625%, 08/15/28 597,761
26,565,107
Information Technology (1.5%)
Block, Inc.*
261,000 6.000%, 08/15/33 261,068
520,000 5.625%, 08/15/30 520,770
782,000 CACI International, Inc.*
6.375%, 06/15/33 800,760
PRINCIPAL
AMOUNT a a VALUE a
788,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 $ 707,466
604,000 Coherent Corp.*
5.000%, 12/15/29 598,002
Fair Isaac Corp.*
392,000 6.000%, 05/15/33 387,006
520,000 4.000%, 06/15/28 508,206
1,130,000 KBR, Inc.*
4.750%, 09/30/28 1,112,575
260,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 270,405
771,000 ON Semiconductor Corp.*
3.875%, 09/01/28 751,594
525,000 Open Text Corp.*
6.900%, 12/01/27 537,180
Open Text Holdings, Inc.*
260,000 4.125%, 02/15/30 234,421
651,000 4.125%, 12/01/31^ 556,436
1,450,000 TTM Technologies, Inc.*
4.000%, 03/01/29 1,405,993
Twilio, Inc.^
259,000 3.875%, 03/15/31 242,520
725,000 3.625%, 03/15/29 697,269
1,239,000 UKG, Inc.*
6.875%, 02/01/31 1,206,476
1,555,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 1,481,931
1,466,462 Wolfspeed, Inc.
7.000%, 06/15/31 1,198,877
1,050,000 Zebra Technologies Corp.*
6.500%, 06/01/32 1,070,853
940,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 764,699
15,314,507
Materials (2.0%)
1,045,000 Avient Corp.*
6.250%, 11/01/31 1,060,497
1,045,000 Capstone Copper Corp.*
6.750%, 03/31/33 1,064,280
925,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 981,721
1,050,000 Century Aluminum Co.*
6.875%, 08/01/32 1,088,493
Chemours Co.*
888,000 8.000%, 01/15/33 916,993
522,000 7.875%, 03/15/34 534,356
1,900,000 Clearwater Paper Corp.*
4.750%, 08/15/28 1,675,040
1,045,000 Coeur Mining, Inc.*
6.875%, 04/01/32 1,080,133
425,000 Constellium SE*
6.375%, 08/15/32 435,927
1,721,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,141,247

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,045,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 $ 1,087,918
1,305,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 1,308,772
1,040,000 Knife River Corp.*
7.750%, 05/01/31 1,081,787
Mercer International, Inc.
459,000 12.875%, 10/01/28* 231,116
1,107,000 5.125%, 02/01/29^ 450,748
1,045,000 Olin Corp.*
6.625%, 04/01/33 1,037,560
1,045,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 1,069,631
1,194,000 Silgan Holdings, Inc.
4.125%, 02/01/28 1,174,860
1,045,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 1,039,482
1,045,000 Terex Corp.*
6.250%, 10/15/32 1,062,169
454,861 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 11,308
WR Grace Holdings LLC*
260,000 7.000%, 08/01/33 259,836
1,040,000 6.625%, 08/15/32 1,033,167
20,827,041
Other (1.1%)
760,000 1261229 BC Ltd.*
10.000%, 04/15/32 785,658
830,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 853,456
409,055 Claritev Corp. Series B*
6.750%, 03/31/31 268,070
EchoStar Corp.
2,623,550 10.750%, 11/30/29 2,847,496
1,099,886 6.750%, 11/30/30 1,117,561
475,000 Gen Digital, Inc.*
6.750%, 09/30/27 477,898
275,000 Genmab AS/Genmab Finance LLC*
6.250%, 12/15/32 282,266
522,000 Graham Holdings Co.*
5.625%, 12/01/33 517,145
965,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 1,025,438
1,265,000 Rfna LP*
7.875%, 02/15/30 1,253,779
1,045,000 SM Energy Co.*^
7.000%, 08/01/32 1,073,257
522,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 549,191
11,051,215
PRINCIPAL
AMOUNT a a VALUE a
Real Estate (0.2%)
522,000 Forestar Group, Inc.*
6.500%, 03/15/33 $ 524,819
650,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 634,641
787,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 769,190
1,928,650
Special Purpose Acquisition Companies (0.1%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
855,000 6.750%, 01/15/30^ 828,187
524,000 4.625%, 01/15/29 510,413
1,338,600
Utilities (0.7%)
525,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 535,657
520,000 Dominion Energy, Inc.^‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 531,409
765,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 798,798
520,000 Emera U.S. Finance LLC Series A‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 521,867
820,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 844,911
770,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 783,290
525,000 Eversource Energy Series A^‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 522,868
780,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 807,604
379,000 PPL Capital Funding, Inc. Series A‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 373,588
Vistra Corp.*‡
270,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 272,622
525,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 527,410
260,000 Xcel Energy, Inc.‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 257,286
6,777,310
TOTAL CORPORATE BONDS
(Cost $330,801,560)
322,457,395

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
Other (0.1%)
650,000 Farm Credit Bank of Texas‡
7.000%, 09/15/30, 5 yr. CMT +
3.010%
(Cost $654,922) $ 668,577
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.6%)
Communication Services (0.0%)
17,927 Audacy, Inc.# 53,781
7,383 Cumulus Media, Inc. - Class A# 23
21,970 Optimum Communications, Inc. -
Class A#^ 34,713
88,517
Consumer Discretionary (0.0%)
1,568 Rite Aid Corp.# 1,568
Energy (0.3%)
4,350 Cheniere Energy Partners LP 291,537
61,575 Energy Transfer LP 1,243,199
28,485 Enterprise Products Partners LP 1,102,370
7,238 EP Energy Corp.# 7,238
2,644,344
Industrials (0.0%)
11,791 Ardagh Holdings SA# 84,415
Information Technology (0.3%)
121,382 Wolfspeed, Inc.#^ 3,584,410
TOTAL COMMON STOCKS
(Cost $12,624,993)
6,403,254
CONVERTIBLE PREFERRED STOCKS (17.4%)
Financials (2.7%)
89,885
Apollo Global Management, Inc.
6.750%, 07/31/26 5,908,141
131,065
ARES Management Corp.
6.750%, 10/01/27 5,142,990
8,775
Bank of America Corp.‡‡
7.250% 10,729,807
123,900
KKR & Co., Inc.^
6.250%, 03/01/28 5,498,682
27,279,620
Industrials (4.0%)
433,055
Boeing Co.^
6.000%, 10/15/27 31,266,571
87,620
QXO, Inc.^
5.500%, 05/15/28 4,957,540
NUMBER OF
SHARES b b VALUE b
100,000
VSE Corp.#^
5.750%, 02/01/29 $ 4,622,000
40,846,111
Information Technology (4.0%)
80,120
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 6,138,794
162,310
Microchip Technology, Inc.
7.500%, 03/15/28 12,768,928
446,970
Oracle Corp.#
6.500%, 01/15/29 21,754,030
40,661,752
Materials (1.1%)
143,115
Albemarle Corp.
7.250%, 03/01/27
11,154,383
Utilities (5.6%)
NextEra Energy, Inc.^
196,360 7.234%, 11/01/27 10,577,913
91,805 7.299%, 06/01/27 5,420,167
105,000 7.375%, 02/15/29# 5,514,600
410,140
PPL Corp.#
7.000%, 02/15/29 20,687,462
300,000
Southern Co.#^
7.125%, 12/15/28 15,609,000
57,809,142
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $170,981,004)
177,751,008
PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
45,800
Qwest Corp.
6.500%, 09/01/56 840,430
8,366
Telephone & Data Systems, Inc.
6.625%, 05/29/26 179,283
T-Mobile USA, Inc.#µ
7,072 5.500%, 03/01/70 156,998
808 5.500%, 06/01/70 17,930
8,665 6.250%, 09/01/69 216,192
1,410,833
TOTAL PREFERRED STOCKS
(Cost $1,333,329)
1,410,833
WARRANTS (0.0%)#
Communication Services (0.0%)
3,271 Audacy Capital Corp.
09/30/28, Strike $1.00 —
545 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Energy (0.0%)
47,202 McDermott International Ltd.
06/30/27, Strike $12.33 $ 5
52,447 McDermott International Ltd.
06/30/27, Strike $15.98 5
10
TOTAL WARRANTS
(Cost $20,125)
10
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.5%)#
Consumer Discretionary (0.3%)
500
13,253,000
Amazon.com, Inc. Call, 01/15/27,
Strike $240.00 2,397,500
Information Technology (0.0%)
75
3,058,350
Microsoft Corp. Call, 05/15/26,
Strike $540.00 788
Other (0.2%)
1,500
107,799,000
SPDR
®
S&P 500
®
ETF Trust Put,
07/17/26, Strike $715.00 2,541,750
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $4,558,422)
4,940,038
TOTAL INVESTMENTS (143.8%)
(Cost $1,324,078,918)
1,471,877,840
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-14.1%)
(144,500,000)
LIABILITIES, LESS OTHER ASSETS (-29.7%)
(304,057,616)
NET ASSETS (100.0%) $ 1,023,320,224
EXCHANGE-TRADED WRITTEN OPTION  (-0.1%)#
Other (-0.1%)
(1,500)
(107,799,000)
SPDR
®
S&P 500
®
ETF Trust Put,
07/17/26, Strike $640.00
(Premium $721,311) $ (697,500)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $377,524,359.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
†† When-issued security.
# Non-income producing security.
‡‡ Perpetual maturity.
FOREIGN CURRENCY ABBREVIATION
JPY Japanese Yen
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible and High Income Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 1):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 840,020 $ — $ 840,020
Bank Loans 71 — 60,698,925 — 60,698,925
Convertible Bonds 91 — 896,707,780 — 896,707,780
Corporate Bonds 405 — 322,457,395 — 322,457,395
U.S. Government and Agency Security 1 — 668,577 — 668,577
Common Stocks 10 6,318,839 84,415 — 6,403,254
Convertible Preferred Stocks 16 177,751,008 — — 177,751,008
Preferred Stocks 5 1,410,833 — — 1,410,833
Warrants 4 10 — — 10
Exchange-Traded Purchased Options 3 4,940,038 — — 4,940,038
Total $ 190,420,728 $ 1,281,457,112 $ — $ 1,471,877,840
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 697,500 $ — $ — $ 697,500
Total $ 697,500 $ — $ — $ 697,500
SECTOR WEIGHTINGS
Information Technology 32 .8%
Industrials 10 .5
Consumer Discretionary 8 .8
Communication Services 8 .7
Financials 8 .6
Utilities 6 .7
Health Care 6 .3
Energy 5 .2
Materials 3 .4
Consumer Staples 3 .0
Real Estate 2 .2
Other 1 .8
Airlines 0 .2
Special Purpose
Acquisition Companies 0 .1
Sector weightings are based on total
investments and may vary over time. Sector
Weightings exclude any government/
sovereign bonds or options on broad market
indexes the Fund may hold.

Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
955,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $924,508) $ 943,787
BANK LOANS (3.4%)i
Communication Services (0.5%)
1,650,000
Altice France SA!
2025 USD Term Loan B14,
0.000%, 05/31/31 1,683,899
943,836
Altice France SA‡
2025 USD Term Loan B14,
10.548%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 963,227
1,911,402
APi Group DE, Inc.‡
2025 Term Loan,
5.402%, 01/03/29 1 mo. USD Term
SOFR + 1.750% 1,919,373
457,542
Audacy Capital Corp.‡
2024 Term Loan B,
9.767%, 10/01/29 1 mo. USD Term
SOFR + 6.000% 363,746
40,056
Audacy Capital Corp.‡
2024 Term Loan A,
10.767%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 39,805
3,216,429
Charter Communications Operating
LLC‡
2024 Term Loan B5,
5.942%, 12/15/31 3 mo. USD Term
SOFR + 2.250% 3,218,278
610,676
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.902%, 11/22/28 1 mo. USD Term
SOFR + 2.250% 611,332
575,870
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.767%, 08/23/28 1 mo. USD Term
SOFR + 4.000% 578,809
425,041
DirecTV Financing LLC‡
2024 Term Loan,
9.175%, 08/02/29 3 mo. USD Term
SOFR + 5.250% 426,801
1,383,789
iHeartCommunications, Inc.‡
2024 Term Loan,
9.542%, 05/01/29 1 mo. USD Term
SOFR + 5.775% 1,351,962
1,200,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.902%, 03/29/32 1 mo. USD Term
SOFR + 3.250% 1,205,568
735,077
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD Term
SOFR + 2.750% 690,605
PRINCIPAL
AMOUNT a a VALUE a
480,000
Versant Media Group, Inc.!
Term Loan B,
0.000%, 01/30/31 $ 481,560
1,200,000
Versant Media Group, Inc.‡
Term Loan B,
7.200%, 01/30/31 3 mo. USD Term
SOFR + 3.500% 1,203,900
530,000
ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 532,261
189,514
ViaSat, Inc.‡
2023 Term Loan,
8.267%, 05/30/30 1 mo. USD Term
SOFR + 4.500% 190,322
1,245,000
Virgin Media Bristol LLC!
2020 USD Term Loan Q,
0.000%, 01/31/29 1,222,179
16,683,627
Consumer Discretionary (1.0%)
1,960,000
Adient U.S. LLC‡
2024 Term Loan B2,
5.652%, 01/31/31 1 mo. USD Term
SOFR + 2.000% 1,965,713
1,197,900
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
7.012%, 02/03/33 3 mo. USD Term
SOFR + 3.250% 1,199,397
1,841,155
Aramark Services, Inc.‡
2025 Term Loan,
5.402%, 06/22/30 1 mo. USD Term
SOFR + 1.750% 1,852,091
1,197,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.950%, 09/12/32 3 mo. USD Term
SOFR + 3.250% 1,204,110
598,500
Boots Group Bidco Ltd.‡
USD Term Loan,
6.924%, 08/30/32 3 mo. USD Term
SOFR + 3.250% 602,710
711,960
Caesars Entertainment, Inc.‡
Term Loan B,
5.902%, 02/06/30 1 mo. USD Term
SOFR + 2.250% 692,680
730,750
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.663%, 09/26/31 3 mo. USD Term
SOFR + 6.000% 549,889
965,150
Clarios Global LP‡
2025 USD Term Loan B,
6.402%, 01/28/32 1 mo. USD Term
SOFR + 2.750% 970,984
1,980,000
DK Crown Holdings, Inc.‡
2025 Term Loan B,
5.411%, 03/04/32 1 mo. USD Term
SOFR + 1.750% 1,985,495

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,955,000
Flutter Financing BV‡
2024 Term Loan B,
5.450%, 11/30/30 3 mo. USD Term
SOFR + 1.750% $ 1,952,556
1,960,000
Installed Building Products, Inc.‡
2024 1st Lien Term Loan B,
5.402%, 03/28/31 1 mo. USD Term
SOFR + 1.750% 1,972,260
2,138,107
KFC Holding Co.‡
2021 Term Loan B,
5.525%, 03/15/28 1 mo. USD Term
SOFR + 1.750% 2,149,333
1,194,920
Life Time Fitness, Inc.‡
2025 Term Loan,
5.657%, 11/05/31 1 mo. USD Term
SOFR + 2.000% 1,199,963
1,960,113
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.653%, 04/16/29 1 mo. USD Term
SOFR + 2.000% 1,963,788
1,990,000
Murphy USA, Inc.‡
Term Loan B,
5.415%, 04/07/32 1 mo. USD Term
SOFR + 1.750% 2,007,413
839,614
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.152%, 05/30/29 1 mo. USD Term
SOFR + 5.500% 845,390
1,944,444
PENN Entertainment, Inc.‡
2022 Term Loan B,
6.152%, 05/03/29 1 mo. USD Term
SOFR + 2.500% 1,954,614
600,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.652%, 08/18/32 1 mo. USD Term
SOFR + 4.000% 603,189
1,965,000
Six Flags Entertainment Corp.‡
2024 Term Loan B,
5.652%, 05/01/31 1 mo. USD Term
SOFR + 2.000% 1,953,534
3,136,000
Station Casinos LLC‡
2024 Term Loan B,
5.652%, 03/14/31 1 mo. USD Term
SOFR + 2.000% 3,147,682
1,677,721
United Airlines, Inc.‡
2026 Term Loan B,
5.404%, 02/22/31 1 mo. USD Term
SOFR + 1.750% 1,684,541
1,241,888
Voyager Parent LLC‡
Repriced Term Loan B,
7.950%, 07/01/32 3 mo. USD Term
SOFR + 4.250% 1,243,844
1,210,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.442%, 10/01/32 3 mo. USD Term
SOFR + 3.750% 1,181,450
PRINCIPAL
AMOUNT a a VALUE a
1,172,446
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.402%, 08/01/30 1 mo. USD Term
SOFR + 2.750% $ 1,170,688
36,053,314
Consumer Staples (0.5%)
2,295,794
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.652%, 08/01/32 1 mo. USD Term
SOFR + 3.000% 2,308,708
615,350
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.152%, 07/16/32 1 mo. USD Term
SOFR + 2.500% 612,015
886,500
B&G Foods, Inc.‡
2024 Term Loan B,
7.152%, 10/10/29 1 mo. USD Term
SOFR + 3.500% 858,522
1,409,085
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD Term
SOFR + 3.750% 1,418,997
2,607,906
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.902%, 10/08/30 1 mo. USD Term
SOFR + 6.250% 2,544,664
105,518
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.413%, 12/31/30 3 mo. USD Term
SOFR + 3.750% 105,637
1,243,750
Opal Bidco SAS‡
USD Term Loan B4,
6.700%, 04/28/32 3 mo. USD Term
SOFR + 3.000% 1,250,230
1,963,694
Organon & Co.‡
2024 USD Term Loan,
5.902%, 05/19/31 1 mo. USD Term
SOFR + 2.250% 1,965,412
1,395,854
Perrigo Investments LLC‡
2024 Term Loan B,
5.652%, 04/20/29 1 mo. USD Term
SOFR + 2.000% 1,397,019
1,914,909
Star Parent, Inc.‡
Term Loan B,
7.700%, 09/27/30 3 mo. USD Term
SOFR + 4.000% 1,917,906
1,200,940
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.663%, 06/30/28 3 mo. USD Term
SOFR + 4.000% 1,204,225
630,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.902%, 02/11/33 1 mo. USD Term
SOFR + 4.250% 636,007
590,214
United Natural Foods, Inc.‡
2024 Term Loan,
8.402%, 05/01/31 1 mo. USD Term
SOFR + 4.750% 594,493
16,813,835

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Energy (0.0%)
1,750,465
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD Term
SOFR + 3.250% $ 1,757,301
Financials (0.4%)
899,096
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.152%, 12/29/31 1 mo. USD Term
SOFR + 2.500% 894,043
2,150,816
Avolon TLB Borrower 1 U.S. LLC‡
2023 Term Loan B6,
5.411%, 06/24/30 1 mo. USD Term
SOFR + 1.750% 2,161,785
712,390
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.152%, 06/13/31 1 mo. USD Term
SOFR + 2.500% 708,732
1,496,063
Dragon Buyer, Inc.‡
Term Loan B,
6.450%, 09/30/31 3 mo. USD Term
SOFR + 2.750% 1,434,724
2,864,075
Iron Mountain, Inc.‡
2023 Term Loan B,
5.652%, 01/31/31 1 mo. USD Term
SOFR + 2.000% 2,869,445
2,238,096
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.902%, 05/05/28 1 mo. USD Term
SOFR + 2.250% 2,250,998
745,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 748,725
250,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 250,938
1,205,000
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.200%, 07/30/32 3 mo. USD Term
SOFR + 2.500% 1,206,476
12,525,866
Health Care (0.1%)
2,150,090
DaVita, Inc.‡
2025 Term Loan B,
5.402%, 05/09/31 1 mo. USD Term
SOFR + 1.750% 2,162,184
1,086,725
Elanco Animal Health, Inc.‡
2025 Term Loan B,
5.415%, 10/31/32 1 mo. USD Term
SOFR + 1.750% 1,091,311
1,246,641
Padagis LLC‡
Term Loan B,
8.689%, 07/06/28 3 mo. USD Term
SOFR + 4.750% 1,181,193
4,434,688
PRINCIPAL
AMOUNT a a VALUE a
Industrials (0.4%)
1,172,992
ACProducts, Inc.‡
2021 Term Loan B,
8.211%, 05/17/28 3 mo. USD Term
SOFR + 4.250% $ 954,997
1,203,950
Blackfin Pipeline LLC‡
Term Loan B,
6.688%, 09/29/32 1 mo. USD Term
SOFR + 3.000% 1,214,990
1,217,359
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.402%, 09/08/32 1 mo. USD Term
SOFR + 2.750% 1,217,535
807,967
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.200%, 02/03/33 3 mo. USD Term
SOFR + 3.500% 810,326
1,305,757
EMRLD Borrower LP‡
Term Loan B,
5.923%, 05/31/30 3 mo. USD Term
SOFR + 2.250% 1,308,871
1,665,908
EMRLD Borrower LP‡
2024 Term Loan B,
5.950%, 08/04/31 3 mo. USD Term
SOFR + 2.250% 1,670,115
1,188,916
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.402%, 03/28/31 1 mo. USD Term
SOFR + 2.750% 1,171,421
1,237,500
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.902%, 02/10/32 1 mo. USD Term
SOFR + 2.250% 1,239,938
1,955,275
TransDigm, Inc.‡
2025 Term Loan K,
5.902%, 03/22/30 1 mo. USD Term
SOFR + 2.250% 1,960,505
2,340,315
TransDigm, Inc.‡
2023 Term Loan J,
6.152%, 02/28/31 1 mo. USD Term
SOFR + 2.500% 2,346,447
615,000
TransDigm, Inc.‡
2026 Term Loan N,
6.152%, 02/13/33 1 mo. USD Term
SOFR + 2.500% 616,713
14,511,858
Information Technology (0.2%)
1,602,377
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.673%, 07/30/31 3 mo. USD Term
SOFR + 3.000% 1,487,871
1,087,365
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.402%, 01/31/31 1 mo. USD Term
SOFR + 2.750% 1,023,819
1,304,429
Coherent Corp.‡
2025 Term Loan B2,
5.402%, 07/02/29 1 mo. USD Term
SOFR + 1.750% 1,309,321

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,183,800
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 $ 1,185,576
1,492,140
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.402%, 11/28/28 1 mo. USD Term
SOFR + 3.750% 1,426,739
926,771
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.652%, 05/09/31 1 mo. USD Term
SOFR + 2.000% 927,925
1,249,887
TTM Technologies, Inc.‡
2024 Term Loan B,
5.915%, 05/30/30 1 mo. USD Term
SOFR + 2.250% 1,260,305
8,621,556
Materials (0.2%)
1,572,356
Axalta Coating Systems U.S.
Holdings, Inc.‡
2024 Term Loan B7,
5.450%, 12/20/29 3 mo. USD Term
SOFR + 1.750% 1,577,002
2,289,961
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD Term
SOFR + 3.500% 2,288,816
1,327,485
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.902%, 02/18/30 1 mo. USD Term
SOFR + 3.250% 1,239,539
658,350
Knife River HoldCo‡
Term Loan,
5.669%, 03/08/32 3 mo. USD Term
SOFR + 2.000% 663,083
895,840
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.434%, 05/03/28 3 mo. USD Term
SOFR + 2.500% 127,908
5,896,348
Other (0.1%)
1,922,760
Connect Finco SARL‡
2024 Extended Term Loan B,
8.152%, 09/27/29 1 mo. USD Term
SOFR + 4.500% 1,931,528
Special Purpose Acquisition Companies (0.0%)
315,000
Sword Purchaser LLC!
USD Term Loan B,
0.000%, 04/11/33 306,337
625,000
Sword Purchaser LLC‡
USD Term Loan B,
7.652%, 04/11/33 1 mo. USD Term
SOFR + 4.000% 607,813
914,150
TOTAL BANK LOANS
(Cost $121,396,407)
120,144,071
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (21.1%)
Communication Services (1.3%)
7,745,000 Live Nation Entertainment, Inc.*
2.875%, 10/15/31 $ 8,037,141
13,910,000 Lyft, Inc.*
0.000%, 09/15/30 13,619,838
Uber Technologies, Inc.
12,000,000 Series 2028, 0.875%, 12/01/28 14,699,160
8,910,000 0.000%, 05/15/28*^ 9,761,440
46,117,579
Consumer Discretionary (1.1%)
27,185,000 DoorDash, Inc.*
0.000%, 05/15/30 25,992,666
11,003,000 Etsy, Inc.*
1.000%, 06/15/30 11,954,429
37,947,095
Consumer Staples (0.5%)
14,480,000 Revolution Medicines, Inc.^
0.500%, 05/01/33 16,035,007
Energy (0.8%)
5,830,000 Energy Fuels, Inc.*
0.750%, 11/01/31 7,725,858
5,645,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 4,119,495
12,475,000 Liberty Energy, Inc.*
0.000%, 03/01/31 15,080,778
26,926,131
Financials (0.6%)
7,695,000 Coinbase Global, Inc.*
0.000%, 10/01/32 6,505,045
4,115,000 Federal Realty OP LP*
3.250%, 01/15/29 4,301,574
9,735,000 WisdomTree, Inc.*
4.625%, 08/15/30 11,543,471
22,350,090
Health Care (0.8%)
538,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 613,261
10,595,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 10,471,145
9,035,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 10,771,075
3,897,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 4,453,842
26,309,323
Industrials (2.6%)
19,235,000 Bloom Energy Corp.*
0.000%, 11/15/30 33,485,634
15,573,000 BWX Technologies, Inc.*
0.000%, 11/01/30 16,911,032
9,165,000 Fluor Corp.
1.125%, 08/15/29 12,317,027

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
16,940,000 JBT Marel Corp.*
0.375%, 09/15/30 $ 16,068,268
10,745,000 Joby Aviation, Inc.
0.750%, 02/15/32 9,851,338
88,633,299
Information Technology (10.4%)
11,960,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 34,106,810
14,175,000 Akamai Technologies, Inc.*
0.250%, 05/15/33 18,607,806
18,265,000 Cloudflare, Inc.*^
0.000%, 06/15/30 21,043,289
21,155,000 CyberArk Software Ltd.*
0.000%, 06/15/30 23,050,065
8,095,000 IREN Ltd.*
0.250%, 06/01/32 8,907,009
4,320,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 21,060,130
9,075,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 16,010,387
19,935,000 Microchip Technology, Inc.*
0.000%, 02/15/30 22,813,215
11,245,000 Mirion Technologies, Inc.*^
0.000%, 10/01/31 11,125,353
14,150,000 MKS, Inc.
1.250%, 06/01/30 27,671,740
10,345,000 Nebius Group NV*
1.250%, 03/15/31 11,502,399
40,490,000 ON Semiconductor Corp.
0.500%, 03/01/29 49,306,698
3,310,000 Seagate HDD Cayman
3.500%, 06/01/28 26,980,075
8,360,000 Snowflake, Inc.
0.000%, 10/01/29 9,713,233
15,800,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 20,185,606
12,715,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 15,801,821
2,200,000 Western Digital Corp.
3.000%, 11/15/28 25,207,666
363,093,302
Other (0.3%)
9,185,000 CoreWeave, Inc.*
1.750%, 12/01/31 11,958,227
Real Estate (1.6%)
8,476,000 Compass, Inc.*
0.250%, 04/15/31 7,490,411
11,975,000 Digital Realty Trust LP*
1.875%, 11/15/29 13,446,488
9,920,000 Realty Income Corp.*
3.500%, 01/15/29 10,316,502
PRINCIPAL
AMOUNT a a VALUE a
13,975,000 Welltower OP LLC*
3.125%, 07/15/29 $ 24,079,065
55,332,466
Utilities (1.1%)
19,835,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 21,046,918
16,655,000 CMS Energy Corp.
3.375%, 05/01/28 18,643,274
39,690,192
TOTAL CONVERTIBLE BONDS
(Cost $588,019,965)
734,392,711
CORPORATE BONDS (11.5%)
Airlines (0.1%)
796,410 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 02/15/29 796,490
978,180 American Airlines Pass-Through
Trust Series B, Class B
3.950%, 01/11/32 932,440
824,789 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 798,371
JetBlue Pass-Through Trust
208,984 Series 2019, Class B, 8.000%,
05/15/29 205,991
963,310 Series 1B, Class B, 7.750%,
05/15/30 966,701
3,699,993
Communication Services (0.9%)
1,415,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,387,903
615,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 638,837
1,070,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 1,089,217
Clear Channel Outdoor Holdings,
Inc.*
600,000 7.875%, 04/01/30 625,434
666,000 7.500%, 03/15/33 700,019
CSC Holdings LLC*
1,110,000 4.625%, 12/01/30 394,694
1,960,000 4.500%, 11/15/31 1,157,302
454,000 DirecTV Financing LLC*
8.875%, 02/01/30 462,917
DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
450,000 10.000%, 02/15/31 468,441
429,000 5.875%, 08/15/27 429,330
Discovery Global Holdings, Inc.
615,000 5.050%, 03/15/42 441,644
310,000 4.279%, 03/15/32 280,903
605,000 EW Scripps Co.*
9.875%, 08/15/30 607,214

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,795,000 Frontier California, Inc. Series F
6.750%, 05/15/27 $ 1,827,633
298,000 Frontier Communications Holdings
LLC*
8.750%, 05/15/30 305,143
1,933,000 Frontier Florida LLC Series E
6.860%, 02/01/28 1,998,799
3,021,000 Frontier North, Inc. Series G
6.730%, 02/15/28 3,111,902
1,030,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 964,039
Gray Media, Inc.*
605,000 7.250%, 08/15/33 616,791
600,000 5.375%, 11/15/31 470,202
1,210,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 1,099,926
310,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 298,515
303,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 315,217
756,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 724,074
620,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 627,359
Paramount Global
141,000 6.375%, 03/30/62‡ , 5 yr. CMT +
3.999% 109,487
1,160,000 4.900%, 08/15/44 763,524
622,000 PR RNO Property Owner 1 LLC*††
6.500%, 05/01/31 616,868
Rogers Communications, Inc.‡
561,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 579,496
840,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 858,077
155,000 5.250%, 03/15/82* , 5 yr. CMT +
3.590% 154,248
Scripps Escrow II, Inc.*
295,000 5.375%, 01/15/31 228,882
591,000 3.875%, 01/15/29^ 560,575
605,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 626,931
Sirius XM Radio LLC*
625,000 5.875%, 04/15/32 615,438
1,498,000 3.875%, 09/01/31^ 1,358,476
TELUS Corp.‡
80,000 7.000%, 10/15/55 , 5 yr. CMT +
2.709% 82,855
1,060,000 6.625%, 10/15/55 , 5 yr. CMT +
2.769% 1,073,356
Time Warner Cable LLC
480,000 7.300%, 07/01/38 502,373
595,000 6.550%, 05/01/37 598,528
466,000 T-Mobile USA, Inc.
6.700%, 12/15/33 511,086
1,220,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 1,199,297
PRINCIPAL
AMOUNT a a VALUE a
605,000 Univision Communications, Inc.*
8.500%, 07/31/31 $ 614,571
125,000 Vodafone Group PLC‡
7.000%, 04/04/79 , 5 yr. USD
Swap + 4.873% 130,255
32,227,778
Consumer Discretionary (2.4%)
1,800,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,863,540
Adient Global Holdings Ltd.*
1,010,000 8.250%, 04/15/31 1,055,682
605,000 7.500%, 02/15/33^ 619,478
Advance Auto Parts, Inc.*
303,000 7.375%, 08/01/33 312,544
538,000 7.000%, 08/01/30 555,367
780,000 American Airlines Pass-Through
Trust Series B††
5.750%, 11/10/36 780,796
910,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 890,399
587,000 Aptiv Swiss Holdings Ltd.‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% 601,041
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
605,000 6.875%, 08/01/33 596,209
1,043,000 4.625%, 08/01/29 999,027
Bath & Body Works, Inc.
334,000 7.500%, 06/15/29 339,411
570,000 6.875%, 11/01/35 562,772
1,075,000 6.625%, 10/01/30* 1,090,405
1,450,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 1,420,637
Caesars Entertainment, Inc.*^
1,040,000 6.000%, 10/15/32 932,849
728,000 4.625%, 10/15/29 703,131
Carnival Corp.*
1,530,000 6.125%, 02/15/33^ 1,553,684
601,000 4.000%, 08/01/28 587,634
CCO Holdings LLC/CCO Holdings
Capital Corp.*
1,245,000 7.000%, 02/01/33 1,228,827
748,000 5.125%, 05/01/27 748,389
1,250,000 4.750%, 03/01/30 1,186,075
596,000 4.750%, 02/01/32 533,927
1,270,000 4.500%, 08/15/30 1,185,431
1,198,000 4.250%, 02/01/31 1,087,892
1,500,000 4.250%, 01/15/34^ 1,258,455
1,210,000 Century Communities, Inc.*
6.625%, 09/15/33 1,205,475
Churchill Downs, Inc.*
600,000 6.750%, 05/01/31 614,106
596,000 5.750%, 04/01/30 595,332
907,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 927,879

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,555,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 $ 1,554,285
647,000 Dana, Inc.
4.500%, 02/15/32 611,344
DISH DBS Corp.
2,073,000 7.375%, 07/01/28 2,028,140
588,000 5.125%, 06/01/29 541,524
1,200,000 DISH Network Corp.*
11.750%, 11/15/27 1,238,556
1,675,000 Empire Resorts, Inc.*
7.750%, 11/01/26 1,640,143
1,165,000 Flutter Treasury DAC*
5.875%, 06/04/31 1,160,258
1,240,000 Ford Motor Co.
6.100%, 08/19/32 1,263,920
Ford Motor Credit Co. LLC
1,555,000 7.200%, 06/10/30 1,644,988
1,885,000 4.000%, 11/13/30 1,771,165
600,000 General Motors Co.
5.200%, 04/01/45 525,432
General Motors Financial Co., Inc.‡
155,000 Series B, 6.500%, 09/30/28 , 3
mo. USD LIBOR + 3.436% 154,566
310,000 Series C, 5.700%, 09/30/30 , 5 yr.
CMT + 4.997% 305,623
goeasy Ltd.*
769,000 7.625%, 07/01/29 689,432
1,210,000 6.875%, 02/15/31^ 1,006,200
Goodyear Tire & Rubber Co.
1,800,000 5.625%, 04/30/33^ 1,615,878
635,000 5.250%, 07/15/31 578,060
Group 1 Automotive, Inc.*
775,000 6.375%, 01/15/30 787,439
511,000 4.000%, 08/15/28 497,847
811,387 Guitar Center, Inc.‡
12.000%, 08/19/32 243,416
603,000 Kohl's Corp.
5.550%, 07/17/45 365,605
1,175,000 Liberty Interactive LLC@
0.000%, 02/01/30 69,995
1,210,000 Life Time, Inc.*
6.000%, 11/15/31 1,227,981
1,162,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 1,155,179
1,200,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 1,233,552
600,000 Lithia Motors, Inc.*
5.500%, 10/01/30 597,336
M/I Homes, Inc.
325,000 4.950%, 02/01/28 323,469
780,000 3.950%, 02/15/30 741,577
Macy's Retail Holdings LLC
782,000 6.700%, 07/15/34* 746,622
1,515,000 4.300%, 02/15/43 1,016,323
2,350,000 MGM Resorts International^
6.500%, 04/15/32 2,383,628
PRINCIPAL
AMOUNT a a VALUE a
1,518,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 $ 1,485,029
900,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 938,655
NCL Corp. Ltd.*
605,000 6.750%, 02/01/32 602,792
681,000 6.250%, 09/15/33 659,562
610,000 5.875%, 01/15/31 594,183
Newell Brands, Inc.
605,000 8.500%, 06/01/28* 632,285
605,000 6.625%, 05/15/32^ 587,673
615,000 6.375%, 05/15/30^ 602,780
1,210,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 1,192,636
Patrick Industries, Inc.*
605,000 6.375%, 11/01/32 610,082
1,028,000 4.750%, 05/01/29 1,010,524
Penn Entertainment, Inc.*
1,245,000 6.750%, 04/01/31 1,234,754
745,000 4.125%, 07/01/29^ 708,800
750,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 759,780
600,000 QVC, Inc.@
0.000%, 08/15/34 290,178
122,236 Rite Aid Corp.
0.000%, 08/30/34 —
1,210,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 1,232,155
1,210,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 1,235,180
686,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 3,541
295,295 SGUS LLC*@
0.000%, 12/15/29 51,494
1,065,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 1,029,003
1,180,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 1,164,389
900,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 866,718
1,242,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 1,264,195
658,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 644,142
801,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 798,325
920,000 Staples, Inc.*
10.750%, 09/01/29 881,424

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
2,015,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 $ 1,906,533
1,200,000 STL Holding Co. LLC*
8.750%, 02/15/29 1,245,540
756,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 764,921
300,000 Viking Cruises Ltd.*
9.125%, 07/15/31 316,224
572,000 Voyager Parent LLC*
9.250%, 07/01/32 609,672
1,210,000 Whirlpool Corp.^
6.500%, 06/15/33 1,159,591
600,000 William Carter Co.*
7.375%, 02/15/31 617,514
1,225,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 1,230,757
84,686,908
Consumer Staples (0.7%)
1,181,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 1,152,963
595,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 618,699
1,160,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 1,166,972
1,300,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 1,291,576
Brink's Co.*
600,000 6.750%, 06/15/32 615,894
600,000 6.500%, 06/15/29 614,028
1,358,000 Central Garden & Pet Co.*
4.125%, 04/30/31 1,278,462
1,400,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 1,407,672
1,349,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 1,289,698
Energizer Holdings, Inc.*
605,000 6.000%, 09/15/33^ 578,755
1,336,000 4.375%, 03/31/29 1,286,408
620,000 Industrial F&B Investments III, Inc.*
7.750%, 02/11/33 627,099
1,245,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 1,260,077
290,000 Land O' Lakes, Inc.*
7.000%, 09/18/28 248,779
MPH Acquisition Holdings LLC*
1,011,383 6.750%, 03/31/31 684,878
490,730 5.750%, 12/31/30 407,792
751,000 New Albertsons LP
7.750%, 06/15/26 753,433
1,245,000 Performance Food Group, Inc.*
5.625%, 03/01/34 1,219,726
Post Holdings, Inc.*
1,053,000 6.375%, 03/01/33 1,053,642
1,200,000 6.250%, 02/15/32 1,226,016
PRINCIPAL
AMOUNT a a VALUE a
1,124,000 Prestige Brands, Inc.*
3.750%, 04/01/31 $ 1,038,902
1,750,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 1,806,053
782,000 United Natural Foods, Inc.*
6.750%, 10/15/28 782,985
907,000 United Rentals North America, Inc.*
5.375%, 11/15/33 897,667
23,308,176
Energy (1.6%)
933,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 939,260
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
1,210,000 6.625%, 10/15/32 1,243,469
963,000 6.625%, 07/15/33 990,879
Buckeye Partners LP
452,000 6.875%, 07/01/29* 466,898
903,000 6.750%, 02/01/30* 934,199
600,000 5.850%, 11/15/43 549,876
1,245,000 CNX Resources Corp.*
5.875%, 03/01/34 1,235,712
1,450,000 Continental Resources, Inc.
4.900%, 06/01/44 1,161,929
925,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 946,562
Enbridge, Inc.‡
902,000 7.375%, 03/15/55^ , 5 yr. CMT
+ 3.122% 954,821
296,000 7.375%, 01/15/83 , 5 yr. CMT +
3.708% 303,524
727,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 778,181
395,000 Series 20-A, 5.750%, 07/15/80 , 5
yr. CMT + 5.314% 397,789
Energy Transfer LP‡
155,000 8.000%, 05/15/54 , 5 yr. CMT +
4.020% 164,546
765,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 786,657
1,110,000 6.943%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 1,106,559
1,015,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 1,019,537
Enterprise Products Operating LLC‡
75,000 Series D, 6.900%, 08/16/77 ,
3 mo. USD Term SOFR +
3.248% 74,736
80,000 Series E, 5.250%, 08/16/77 ,
3 mo. USD Term SOFR +
3.295% 79,890
Genesis Energy LP/Genesis Energy
Finance Corp.
885,000 8.875%, 04/15/30 927,976
605,000 8.000%, 05/15/33 637,664
Hilcorp Energy I LP/Hilcorp Finance
Co.*
310,000 6.875%, 05/15/34 311,876

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
310,000 6.250%, 04/15/32 $ 308,208
1,200,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 1,252,440
1,560,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 1,588,704
620,000 Kodiak Gas Services LLC*
5.875%, 04/01/31 624,997
1,210,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 1,252,882
1,207,000 Matador Resources Co.*
6.500%, 04/15/32 1,232,914
1,675,000 Nabors Industries, Inc.*
7.625%, 11/15/32 1,750,710
1,255,000 Oceaneering International, Inc.
6.000%, 02/01/28 1,259,932
Phillips 66 Co.‡
75,000 Series B, 6.200%, 03/15/56^ , 5 yr.
CMT + 2.166% 75,241
690,000 Series A, 5.875%, 03/15/56 , 5 yr.
CMT + 2.283% 687,557
1,390,000 Plains All American Pipeline LP
Series B‡
8.024%, 05/30/26 , 3 mo. USD
Term SOFR + 4.372% 1,390,695
South Bow Canadian Infrastructure
Holdings Ltd.‡
1,371,000 7.625%, 03/01/55 , 5 yr. CMT +
3.949% 1,430,817
85,000 7.500%, 03/01/55 , 5 yr. CMT +
3.667% 89,879
1,658,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 1,734,799
Sunoco LP*
1,130,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 1,171,561
1,815,000 6.625%, 08/15/32 1,856,001
1,210,000 6.250%, 07/01/33 1,236,620
1,210,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 1,237,019
1,210,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 1,194,851
TransCanada PipeLines Ltd.‡
475,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 478,791
717,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 720,736
Transocean International Ltd.*
1,095,000 8.500%, 05/15/31 1,159,528
907,000 7.875%, 10/15/32 972,631
Venture Global LNG, Inc.*
600,000 9.875%, 02/01/32 644,202
600,000 9.500%, 02/01/29 655,164
2,525,000 9.000%, 09/30/29‡ , 5 yr. CMT +
5.440% 2,497,553
1,505,000 8.375%, 06/01/31 1,568,857
900,000 8.125%, 06/01/28 921,267
635,000 7.000%, 01/15/30^ 654,006
PRINCIPAL
AMOUNT a a VALUE a
Venture Global Plaquemines LNG
LLC*
1,210,000 6.500%, 01/15/34 $ 1,268,334
925,000 6.500%, 06/15/34 966,162
303,000 6.125%, 12/15/30 312,702
1,200,000 VOC Escrow Ltd.*
5.000%, 02/15/28 1,197,204
1,845,000 WBI Operating LLC*
6.500%, 10/15/33 1,866,734
1,210,000 Weatherford International Ltd.*
6.750%, 10/15/33 1,255,811
1,671,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 1,721,681
56,249,730
Financials (2.2%)
Acrisure LLC/Acrisure Finance, Inc.*
1,002,000 8.250%, 02/01/29 1,005,848
970,000 6.750%, 07/01/32 956,895
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
1,300,000 6.950%, 03/10/55^ , 5 yr. CMT
+ 2.720% 1,348,191
695,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 707,851
255,000 Aircastle Ltd. Series A*‡
5.250%, 06/15/26 , 5 yr. CMT +
4.410% 254,837
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
1,920,000 7.375%, 10/01/32 1,888,666
1,210,000 6.500%, 10/01/31 1,221,543
200,000 Allianz SE*‡
5.600%, 09/03/54 , 5 yr. CMT +
2.771% 199,300
140,000 Allstate Corp. Series B‡
6.852%, 08/15/53 , 3 mo. USD
Term SOFR + 3.200% 140,027
Ally Financial, Inc.‡
1,705,000 Series D, 7.100%, 08/15/31†† , 5
yr. CMT + 3.148% 1,704,454
2,082,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 2,079,148
850,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 816,986
165,000 American Express Co. Series D‡
3.550%, 09/15/26 , 5 yr. CMT +
2.854% 163,568
1,265,000 AmWINS Group, Inc.*
4.875%, 06/30/29 1,224,292
610,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 596,763
620,000 ARES Finance Co. III LLC*‡
4.125%, 06/30/51 , 5 yr. CMT +
3.237% 615,257
Asurion LLC/Asurion Co-Issuer,
Inc.*
1,175,000 8.375%, 02/01/34 1,160,853

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
985,000 8.000%, 12/31/32 $ 1,030,566
350,000 AXIS Specialty Finance LLC‡
4.900%, 01/15/40 , 5 yr. CMT +
3.186% 342,178
1,210,000 Azorra Finance Ltd.*
7.250%, 01/15/31 1,239,294
1,835,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 1,859,479
Bank of America Corp.‡
325,000 Series OO, 6.625%, 05/01/30 , 5
yr. CMT + 2.684% 335,088
304,000 Series TT, 6.125%, 04/27/27 , 5 yr.
CMT + 3.231% 306,289
100,000 Beacon Funding Trust*
6.266%, 08/15/54 99,396
1,210,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 1,285,008
280,000 BP Capital Markets PLC‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 277,830
Brandywine Operating Partnership
LP
600,000 8.875%, 04/12/29 628,842
1,239,000 6.125%, 01/15/31^ 1,154,017
1,522,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,595,847
2,394,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 2,358,545
930,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 910,693
1,250,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 1,027,388
Capital One Financial Corp.‡
275,000 Series O, 5.500%, 10/30/27 ,
3 mo. USD Term SOFR +
3.338% 273,787
573,000 Series M, 3.950%, 09/01/26^ , 5
yr. CMT + 3.157% 568,427
Charles Schwab Corp.‡
135,000 Series I, 4.000%, 06/01/26 , 5 yr.
CMT + 3.168% 134,910
147,000 Series H, 4.000%, 12/01/30 , 10
yr. CMT + 3.079% 136,964
Citigroup, Inc.‡
150,000 Series AA, 7.625%, 11/15/28 , 5 yr.
CMT + 3.211% 155,907
155,000 Series BB, 7.200%, 05/15/29 , 5 yr.
CMT + 2.905% 158,205
170,000 Series FF, 6.950%, 02/15/30 , 5 yr.
CMT + 2.726% 173,031
1,315,000 Series GG, 6.875%, 08/15/30 , 5
yr. CMT + 2.890% 1,337,118
164,000 Series HH, 6.625%, 02/15/31 , 5
yr. CMT + 3.001% 165,911
PRINCIPAL
AMOUNT a a VALUE a
325,000 Series JJ, 6.500%, 05/15/31 , 5 yr.
CMT + 2.745% $ 326,943
450,000 Citizens Financial Group, Inc. Series
G‡
4.000%, 10/06/26 , 5 yr. CMT +
3.215% 445,185
Corebridge Financial, Inc.‡
145,000 6.875%, 12/15/52 , 5 yr. CMT +
3.846% 147,323
1,340,000 6.375%, 09/15/54 , 5 yr. CMT +
2.646% 1,333,608
Credit Acceptance Corp.*
800,000 9.250%, 12/15/28 835,648
1,193,000 6.625%, 03/15/30 1,189,743
1,210,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 1,190,519
1,205,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 1,268,793
250,000 Depository Trust & Clearing Corp.
Series D*‡
3.375%, 06/20/26 , 5 yr. CMT +
2.606% 248,858
335,000 Enstar Finance LLC‡
5.500%, 01/15/42 , 5 yr. CMT +
4.006% 331,131
690,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 718,042
First Citizens BancShares, Inc.‡
460,000 Series B, 7.908%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 463,298
1,225,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 1,232,436
605,000 GGAM Finance Ltd.*
5.875%, 03/15/30 609,858
Goldman Sachs Group, Inc.‡
85,000 Series X, 7.500%, 05/10/29 , 5 yr.
CMT + 2.809% 88,754
150,000 6.850%, 02/10/30 , 5 yr. CMT +
2.461% 154,461
HUB International Ltd.*
900,000 7.375%, 01/31/32 923,076
955,000 5.625%, 12/01/29 945,832
Huntington Bancshares, Inc.‡
688,000 Series K, 6.250%, 10/15/30^ , 5
yr. CMT + 2.653% 689,135
210,000 Series F, 5.625%, 07/15/30 , 10 yr.
CMT + 4.945% 212,745
350,000 Series G, 4.450%, 10/15/27 , 7 yr.
CMT + 4.045% 344,834
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
985,000 6.625%, 10/15/31 960,858
1,225,000 5.000%, 08/15/28 1,174,983
JPMorgan Chase & Co.‡
165,000 Series PP, 6.100%, 07/01/31†† , 5
yr. CMT + 2.080% 165,000

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
385,000 Series KK, 3.650%, 06/01/26^ , 5
yr. CMT + 2.850% $ 384,561
320,000 KeyCorp Series D‡
5.000%, 09/15/26 , 3 mo. USD
Term SOFR + 3.868% 317,267
1,360,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,412,809
620,000 Liberty Mutual Group, Inc.*‡
4.125%, 12/15/51 , 5 yr. CMT +
3.315% 613,174
M&T Bank Corp.‡
85,000 Series F, 5.125%, 11/01/26 , 3 mo.
USD Term SOFR + 3.782% 84,787
80,000 Series I, 3.500%, 09/01/26 , 5 yr.
CMT + 2.679% 78,854
MetLife, Inc.
74,000 6.400%, 12/15/66 75,969
390,000 5.850%, 03/15/56^‡ , 5 yr. CMT
+ 1.817% 384,965
600,000 Newmark Group, Inc.
7.500%, 01/12/29 632,196
230,000 Northern Trust Corp. Series D^‡
4.600%, 10/01/26 , 3 mo. USD
Term SOFR + 3.464% 229,225
OneMain Finance Corp.
605,000 6.750%, 03/15/32 605,611
1,210,000 6.750%, 09/15/33 1,192,516
1,250,000 6.500%, 03/15/33 1,225,350
609,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 620,851
1,145,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 1,170,694
442,000 PartnerRe Finance B LLC‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 424,859
PNC Financial Services Group, Inc.‡
140,000 Series V, 6.200%, 09/15/27^ , 5 yr.
CMT + 3.238% 141,469
140,000 Series U, 6.000%, 05/15/27^ , 5
yr. CMT + 3.000% 140,402
315,000 Series T, 3.400%, 09/15/26 , 5 yr.
CMT + 2.595% 311,352
1,512,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,574,430
Reinsurance Group of America,
Inc.‡
775,000 6.650%, 09/15/55^ , 5 yr. CMT
+ 2.392% 789,012
705,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 690,907
Rocket Cos., Inc.*
907,000 6.375%, 08/01/33 921,421
605,000 6.125%, 08/01/30 614,855
1,094,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 1,016,621
PRINCIPAL
AMOUNT a a VALUE a
1,210,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 $ 1,223,177
160,000 State Street Corp. Series J^‡
6.700%, 09/15/29 , 5 yr. CMT +
2.628% 165,875
309,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 320,124
1,500,000 StoneX Group, Inc.*
7.875%, 03/01/31 1,580,790
2,210,000 TrueNoord Capital DAC*
8.750%, 03/01/30 2,256,830
Truist Financial Corp.^‡
295,000 Series N, 6.669%, 09/01/26 , 5 yr.
CMT + 3.003% 295,614
108,000 Series Q, 5.100%, 03/01/30 , 10
yr. CMT + 4.349% 108,809
U.S. Bancorp^‡
320,000 Series J, 5.300%, 04/15/27 , 3 mo.
USD Term SOFR + 3.176% 319,386
85,000 Series N, 3.700%, 01/15/27 , 5 yr.
CMT + 2.541% 83,613
1,383,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 1,319,838
605,000 UWM Holdings LLC*
6.250%, 03/15/31 562,438
600,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 630,102
Wells Fargo & Co.‡
560,000 7.625%, 09/15/28 , 5 yr. CMT +
3.606% 588,431
1,510,000 Series GG, 6.125%, 06/15/31 , 5
yr. CMT + 2.340% 1,516,100
1,210,000 XHR LP*
6.625%, 05/15/30 1,240,177
77,505,723
Health Care (0.6%)
1,842,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,886,853
CHS/Community Health Systems,
Inc.*
720,000 10.875%, 01/15/32 774,245
663,000 6.875%, 04/15/29 652,544
2,392,000 6.125%, 04/01/30^ 2,128,067
149,000 5.250%, 05/15/30 140,821
DaVita, Inc.*
1,375,000 6.875%, 09/01/32 1,420,829
1,326,000 4.625%, 06/01/30 1,284,735
1,395,000 3.750%, 02/15/31 1,295,355
Embecta Corp.*
298,000 6.750%, 02/15/30 282,564
894,000 5.000%, 02/15/30^ 840,968
Encompass Health Corp.
600,000 4.750%, 02/01/30 590,916
600,000 4.500%, 02/01/28 595,902
681,000 IQVIA, Inc.*
6.250%, 06/01/32 695,587
1,789,000 Medline Borrower LP*
5.250%, 10/01/29 1,781,289

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
2,200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 $ 2,187,592
Tenet Healthcare Corp.
1,575,000 6.875%, 11/15/31 1,678,226
907,000 5.500%, 11/15/32* 906,537
1,520,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 1,525,046
20,668,076
Industrials (0.9%)
1,357,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,394,277
1,355,000 ACCO Brands Corp.*^
4.250%, 03/15/29 1,211,343
Arcosa, Inc.*
605,000 6.875%, 08/15/32 629,061
670,000 4.375%, 04/15/29 653,726
Bombardier, Inc.*
600,000 8.750%, 11/15/30 637,974
376,000 7.250%, 07/01/31 395,875
450,000 7.000%, 06/01/32 470,286
300,000 6.750%, 06/15/33 313,383
1,191,000 BWX Technologies, Inc.*
4.125%, 04/15/29 1,159,712
1,900,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 1,919,095
310,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 312,114
245,833 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 246,126
Deluxe Corp.*
615,000 8.125%, 09/15/29 642,564
1,565,000 8.000%, 06/01/29 1,584,015
EnerSys*
600,000 6.625%, 01/15/32 617,448
575,000 4.375%, 12/15/27 569,187
EquipmentShare.com, Inc.*
755,000 8.625%, 05/15/32 801,047
450,000 8.000%, 03/15/33 472,230
Graphic Packaging International
LLC*
750,000 4.750%, 07/15/27 745,163
551,000 3.500%, 03/01/29 522,497
Herc Holdings, Inc.*
605,000 7.250%, 06/15/33 633,756
605,000 7.000%, 06/15/30 629,926
600,000 6.625%, 06/15/29 615,324
900,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 456,372
1,940,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 1,920,173
1,140,000 Novelis Corp.*
4.750%, 01/30/30 1,093,237
1,210,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 1,229,263
PRINCIPAL
AMOUNT a a VALUE a
402,000 Sensata Technologies BV*
4.000%, 04/15/29 $ 391,713
593,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 552,160
Standard Building Solutions, Inc.*
305,000 6.500%, 08/15/32 308,508
907,000 6.250%, 08/01/33 907,372
100,000 Stanley Black & Decker, Inc.‡
6.707%, 03/15/60 , 5 yr. CMT +
2.657% 98,894
1,210,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 1,267,681
TransDigm, Inc.*
450,000 7.125%, 12/01/31 467,118
1,295,000 6.875%, 12/15/30 1,335,883
900,000 6.750%, 08/15/28 912,987
298,000 6.625%, 03/01/32 306,475
378,411 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 369,825
905,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 922,557
Williams Scotsman, Inc.*
450,000 6.625%, 06/15/29 462,204
703,000 4.625%, 08/15/28 695,738
30,874,289
Information Technology (0.5%)
Block, Inc.*
302,000 6.000%, 08/15/33 302,079
615,000 5.625%, 08/15/30 615,910
915,000 CACI International, Inc.*
6.375%, 06/15/33 936,951
930,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 834,954
692,000 Coherent Corp.*
5.000%, 12/15/29 685,128
Fair Isaac Corp.*
454,000 6.000%, 05/15/33 448,216
586,000 4.000%, 06/15/28 572,710
1,315,000 KBR, Inc.*
4.750%, 09/30/28 1,294,723
310,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 322,406
886,000 ON Semiconductor Corp.*
3.875%, 09/01/28 863,699
600,000 Open Text Corp.*
6.900%, 12/01/27 613,920
Open Text Holdings, Inc.*
305,000 4.125%, 02/15/30 274,994
772,000 4.125%, 12/01/31 659,859
1,645,000 TTM Technologies, Inc.*
4.000%, 03/01/29 1,595,074
Twilio, Inc.^
298,000 3.875%, 03/15/31 279,038
830,000 3.625%, 03/15/29 798,253
1,470,000 UKG, Inc.*
6.875%, 02/01/31 1,431,413

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,780,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 $ 1,696,358
548,674 Wolfspeed, Inc.
7.000%, 06/15/31 448,557
1,200,000 Zebra Technologies Corp.*
6.500%, 06/01/32 1,223,832
1,050,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 854,186
16,752,260
Materials (0.7%)
1,210,000 Avient Corp.*
6.250%, 11/01/31 1,227,944
1,310,000 Capstone Copper Corp.*
6.750%, 03/31/33 1,334,169
1,105,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 1,172,759
1,208,000 Century Aluminum Co.*
6.875%, 08/01/32 1,252,285
Chemours Co.*
1,030,000 8.000%, 01/15/33 1,063,629
622,000 7.875%, 03/15/34 636,723
2,185,000 Clearwater Paper Corp.*
4.750%, 08/15/28 1,926,296
1,210,000 Coeur Mining, Inc.*
6.875%, 04/01/32 1,250,680
450,000 Constellium SE*
6.375%, 08/15/32 461,569
2,246,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,489,390
1,210,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 1,259,695
1,520,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 1,524,393
1,200,000 Knife River Corp.*
7.750%, 05/01/31 1,248,216
Mercer International, Inc.
530,000 12.875%, 10/01/28* 266,866
1,266,000 5.125%, 02/01/29 515,490
1,245,000 Olin Corp.*
6.625%, 04/01/33 1,236,136
1,210,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 1,238,520
1,328,000 Silgan Holdings, Inc.
4.125%, 02/01/28 1,306,712
1,210,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 1,203,611
1,210,000 Terex Corp.*
6.250%, 10/15/32 1,229,880
514,229 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 12,784
WR Grace Holdings LLC*
310,000 7.000%, 08/01/33 309,805
PRINCIPAL
AMOUNT a a VALUE a
1,220,000 6.625%, 08/15/32 $ 1,211,985
24,379,537
Other (0.4%)
930,000 1261229 BC Ltd.*
10.000%, 04/15/32 961,397
900,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 925,434
459,701 Claritev Corp. Series B*
6.750%, 03/31/31 301,260
250,000 Compeer Financial ACA Series
QIB*‡
7.875%, 02/15/31 , 5 yr. CMT +
4.155% 256,945
EchoStar Corp.
3,109,045 10.750%, 11/30/29 3,374,433
1,268,771 6.750%, 11/30/30 1,289,160
405,000 Everest Reinsurance Holdings, Inc.‡
6.299%, 05/01/67 , 3 mo. USD
Term SOFR + 2.647% 386,107
625,000 Gen Digital, Inc.*
6.750%, 09/30/27 628,812
310,000 Genmab AS/Genmab Finance LLC*
6.250%, 12/15/32 318,190
605,000 Graham Holdings Co.*
5.625%, 12/01/33 599,374
1,590,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 1,689,582
1,515,000 Rfna LP*
7.875%, 02/15/30 1,501,562
1,245,000 SM Energy Co.*
7.000%, 08/01/32 1,278,665
605,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 636,514
14,147,435
Real Estate (0.1%)
605,000 Forestar Group, Inc.*
6.500%, 03/15/33 608,267
780,000 Global Net Lease, Inc.*
4.500%, 09/30/28 761,568
867,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 847,380
2,217,215
Special Purpose Acquisition Companies (0.0%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
1,010,000 6.750%, 01/15/30 978,326
596,000 4.625%, 01/15/29 580,546
1,558,872
Utilities (0.4%)
245,000 Algonquin Power & Utilities Corp.‡
4.750%, 01/18/82 , 5 yr. CMT +
3.249% 242,244

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
American Electric Power Co., Inc.‡
80,000 7.050%, 12/15/54 , 5 yr. CMT +
2.750% $ 83,566
80,000 6.950%, 12/15/54 , 5 yr. CMT +
2.675% 85,441
85,000 3.875%, 02/15/62 , 5 yr. CMT +
2.675% 83,528
CenterPoint Energy, Inc.‡
75,000 Series A, 7.000%, 02/15/55 , 5 yr.
CMT + 3.254% 77,500
75,000 Series B, 6.850%, 02/15/55^ , 5 yr.
CMT + 2.946% 79,265
760,000 6.700%, 05/15/55 , 5 yr. CMT +
2.586% 775,428
235,000 CMS Energy Corp.‡
4.750%, 06/01/50 , 5 yr. CMT +
4.116% 230,234
Dominion Energy, Inc.‡
162,000 Series A, 6.875%, 02/01/55 , 5 yr.
CMT + 2.386% 168,308
760,000 6.625%, 05/15/55 , 5 yr. CMT +
2.207% 776,674
133,000 Series C, 4.350%, 01/15/27 , 5 yr.
CMT + 3.195% 131,867
1,205,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 1,258,237
Emera U.S. Finance LLC‡
80,000 Series B, 6.850%, 10/01/56 , 5 yr.
CMT + 2.648% 80,334
785,000 Series A, 6.650%, 10/01/56 , 5 yr.
CMT + 2.866% 787,818
225,000 Emera, Inc. Series 16-A‡
6.750%, 06/15/76 , 3 mo. USD
LIBOR + 5.440% 225,155
1,150,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 1,184,937
1,070,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 1,088,468
Eversource Energy‡
82,000 Series B, 6.350%, 08/15/56 , 5 yr.
CMT + 2.325% 82,006
790,000 Series A, 6.100%, 08/15/56 , 5 yr.
CMT + 2.521% 786,793
288,000 National Rural Utilities Cooperative
Finance Corp.‡
7.125%, 09/15/53 , 5 yr. CMT +
3.533% 299,874
NextEra Energy Capital Holdings,
Inc.‡
160,000 6.750%, 06/15/54 , 5 yr. CMT +
2.457% 167,630
155,000 6.700%, 09/01/54 , 5 yr. CMT +
2.364% 159,242
160,000 3.800%, 03/15/82 , 5 yr. CMT +
2.547% 156,224
1,064,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 1,101,655
PRINCIPAL
AMOUNT a a VALUE a
591,000 PPL Capital Funding, Inc. Series A‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% $ 582,561
Sempra‡
75,000 6.875%, 10/01/54 , 5 yr. CMT +
2.789% 76,315
80,000 6.400%, 10/01/54 , 5 yr. CMT +
2.632% 80,923
95,000 Southern Co. Series 21-A‡
3.750%, 09/15/51 , 5 yr. CMT +
2.915% 94,604
Vistra Corp.*‡
340,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 343,301
625,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 627,869
385,000 Xcel Energy, Inc.‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 380,981
12,298,982
TOTAL CORPORATE BONDS
(Cost $405,883,947)
400,574,974
U.S. GOVERNMENT AND AGENCY SECURITIES (0.0%)
Other (0.0%)
Farm Credit Bank of Texas‡
250,000 7.750%, 06/15/29 , 5 yr. CMT +
3.291% 260,585
1,020,000 7.000%, 09/15/30 , 5 yr. CMT +
3.010% 1,049,152
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $1,277,724)
1,309,737
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (92.0%)
Communication Services (10.9%)
622,250 Alphabet, Inc. - Class Aµ 239,441,800
264,885 AT&T, Inc. 6,921,445
20,533 Audacy, Inc.# 61,599
8,434 Cumulus Media, Inc. - Class A# 26
138,220 Meta Platforms, Inc. - Class A^µ 84,578,200
323,600 Netflix, Inc.#µ 30,292,196
25,095 Optimum Communications, Inc. -
Class A#^ 39,650
205,085 EUR Orange SA 4,270,350
118,650 Walt Disney Co. 12,309,938
377,915,204
Consumer Discretionary (10.9%)
646,610 Amazon.com, Inc.#^µ 171,390,447
87,750 Booking Holdings, Inc. 14,773,590
59,260 Carnival Corp. 1,570,983

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
243,463 General Motors Co. $ 18,719,870
52,240 Home Depot, Inc. 17,176,512
15,045 KRW Hyundai Motor Co. 5,453,207
88,865 Lowe's Cos., Inc.^ 21,220,073
50,170 McDonald's Corp. 14,729,410
1,794 Rite Aid Corp.# 1,794
37,380 Royal Caribbean Cruises Ltd.^ 9,859,349
172,710 Starbucks Corp.^ 18,191,544
182,630 Tesla, Inc.#µ 69,697,087
104,675 TJX Cos., Inc.^ 16,407,806
379,191,672
Consumer Staples (4.8%)
58,750 Altria Group, Inc.^ 4,268,188
329,140 Coca-Cola Co. 25,923,066
145,515 Colgate-Palmolive Co. 12,421,160
22,270 Costco Wholesale Corp.^ 22,593,583
187,780 Dollar General Corp. 21,759,946
47,280 Estee Lauder Cos., Inc. - Class A 3,626,849
140,020 Philip Morris International, Inc. 23,113,101
136,830 Procter & Gamble Co. 20,126,325
251,580 Walmart, Inc.µ 33,190,950
167,023,168
Energy (3.8%)
5,050 Cheniere Energy Partners LP 338,451
57,507 Chevron Corp. 11,116,678
70,935 Energy Transfer LP 1,432,178
33,155 Enterprise Products Partners LP 1,283,098
7,920 EP Energy Corp.# 7,920
278,820 EQT Corp.^ 16,751,506
278,830 Exxon Mobil Corp.^µ 43,031,834
134,880 Marathon Petroleum Corp. 33,489,355
296,990 Williams Cos., Inc.^ 22,663,307
130,114,327
Financials (11.7%)
35,430 Affiliated Managers Group, Inc.^ 10,440,158
59,230 American Express Co. 19,134,251
29,983 Assurant, Inc.^ 7,084,083
608,685 Bank of America Corp. 32,540,300
10,715 BlackRock, Inc. 11,417,904
36,540 Capital One Financial Corp. 6,990,102
46,410 Chubb Ltd.^ 15,176,070
310,915 Citigroup, Inc.^ 39,790,902
42,230 Goldman Sachs Group, Inc.^ 39,010,807
190,495 JPMorgan Chase & Co.^µ 59,668,749
72,315 Mastercard, Inc. - Class A 36,368,660
125,600 JPY Mizuho Financial Group, Inc. 5,401,137
188,325 Morgan Stanley 35,892,862
177,100 JPY ORIX Corp. 5,960,565
17,757 S&P Global, Inc.^ 7,657,351
138,650 Visa, Inc. - Class Aµ 45,732,316
NUMBER OF
SHARES b b VALUE b
359,125 Wells Fargo & Co. $ 29,530,849
407,797,066
Health Care (8.0%)
87,445 AbbVie, Inc. 18,478,878
119,590 Boston Scientific Corp.# 6,889,580
202,415 CVS Health Corp. 16,859,145
71,760 Danaher Corp. 12,841,452
59,040 Eli Lilly & Co.µ 55,178,784
34,856 GE HealthCare Technologies, Inc. 2,120,639
124,535 Gilead Sciences, Inc.^ 16,294,160
19,700 Intuitive Surgical, Inc.#^ 9,014,917
217,145 Johnson & Johnsonµ 49,910,778
158,025 Medtronic PLC 12,795,284
155,635 Merck & Co., Inc. 16,992,229
40,435 Quest Diagnostics, Inc. 7,852,477
20,295 Stryker Corp. 6,395,563
29,765 Thermo Fisher Scientific, Inc.^ 14,256,245
55,360 UnitedHealth Group, Inc. 20,509,773
29,645 Vertex Pharmaceuticals, Inc.# 12,669,680
279,059,584
Industrials (8.8%)
13,794 Ardagh Holdings SA# 98,755
38,545 Caterpillar, Inc. 34,309,290
903,775 CSX Corp.^ 41,058,498
344,635 Delta Air Lines, Inc. 23,431,734
84,595 Emerson Electric Co.^ 11,880,522
58,710 GE Vernova, Inc.~ 63,609,937
65,790 General Electric Co. 19,074,495
165,500 JPY Mitsubishi Electric Corp. 6,641,676
27,670 Parker-Hannifin Corp.^ 25,163,651
47,925 Quanta Services, Inc.^ 34,878,377
127,815 RTX Corp. 22,504,387
14,866 Uber Technologies, Inc.# 1,109,152
89,065 Union Pacific Corp.^ 24,001,236
307,761,710
Information Technology (29.3%)
92,805 Advanced Micro Devices, Inc.#µ 32,898,444
73,725 Amphenol Corp. - Class A 10,857,481
860,785 Apple, Inc.^µ 233,574,010
299,730 Broadcom, Inc.^ 125,116,294
247,515 Cisco Systems, Inc.^ 22,647,622
28,815 Intuit, Inc. 11,194,627
176,335 Lam Research Corp. 45,469,743
83,725 Micron Technology, Inc.µ 43,299,221
427,570 Microsoft Corp.µ 174,354,495
1,520,000 Nokia OYJ (ADR) 19,623,200
1,287,510 NVIDIA Corp.^ 256,948,371
23,830 NXP Semiconductors NV 6,996,250
188,330 Palantir Technologies, Inc. - Class
A#~ 26,198,586
62,590 Salesforce, Inc. 11,049,013

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
45,414 Wolfspeed, Inc.#^ $ 1,341,075
1,021,568,432
Materials (2.6%)
389,820 Freeport-McMoRan, Inc. 22,523,800
56,835 Linde PLC 28,482,292
78,355 Sherwin-Williams Co.^ 25,199,751
50,490 Vulcan Materials Co.^ 15,234,853
91,440,696
Real Estate (0.4%)
70,930 American Tower Corp. 12,959,620
Utilities (0.8%)
149,499 NextEra Energy, Inc. 14,632,962
88,540 Vistra Corp. 13,975,154
28,608,116
TOTAL COMMON STOCKS
(Cost $1,653,680,028)
3,203,439,595
CONVERTIBLE PREFERRED STOCKS (5.9%)
Industrials (1.7%)
513,410
Boeing Co.
6.000%, 10/15/27 37,068,202
225,300
QXO, Inc.
5.500%, 05/15/28 12,747,474
215,085
VSE Corp.#
5.750%, 02/01/29 9,941,229
59,756,905
Information Technology (1.9%)
355,315
Microchip Technology, Inc.
7.500%, 03/15/28 27,952,631
776,305
Oracle Corp.#
6.500%, 01/15/29 37,782,764
65,735,395
Materials (0.5%)
203,820
Albemarle Corp.
7.250%, 03/01/27
15,885,731
Utilities (1.8%)#
84,885
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)§
3.369%, 09/15/29 2,920,893
509,320
NextEra Energy, Inc.
7.375%, 02/15/29 26,749,486
420,940
PPL Corp.
7.000%, 02/15/29 21,232,214
NUMBER OF
SHARES b b VALUE b
245,885
Southern Co.
7.125%, 12/15/28 $ 12,793,396
63,695,989
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $184,720,634)
205,074,020
EXCHANGE-TRADED FUNDS (2.1%)
Other (2.1%)
624,830 Invesco Senior Loan ETF 12,859,001
84,565 iShares Russell 2000 ETF^ 23,506,533
316,100
State Street Blackstone Senior Loan
ETF^ 12,833,660
37,365
State Street SPDR Bloomberg High
Yield Bond ETF 3,618,053
793,185
VanEck J. P. Morgan EM Local
Currency Bond ETF^ 20,273,809
73,091,056
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $71,949,057)
73,091,056
PREFERRED STOCKS (0.2%)
Communication Services (0.1%)
5,300
Array Digital Infrastructure, Inc.
6.250%, 09/01/69 106,318
AT&T, Inc.µ
8,482 4.750%, 05/30/26 159,122
4,860 5.350%, 11/01/66 104,587
72,192
Qwest Corp.
6.500%, 09/01/56 1,324,723
Telephone & Data Systems, Inc.
9,536 6.000%, 09/30/26 187,764
11,183 6.625%, 05/29/26 239,652
T-Mobile USA, Inc.#µ
13,961 5.500%, 03/01/70 309,934
930 5.500%, 06/01/70 20,637
15,775 6.250%, 09/01/69 393,586
2,846,323
Consumer Discretionary (0.0%)
Ford Motor Co.µ
7,860 6.200%, 06/01/59 166,160
3,664 6.500%, 08/15/62 80,828
2,230
QVC Group, Inc.
8.000%, 03/15/31 9,344
4,100
QVC, Inc.
6.250%, 11/26/68 48,790
305,122
Financials (0.1%)
Affiliated Managers Group, Inc.µ
9,250 5.875%, 03/30/59 186,943
5,813 6.750%, 03/30/64 139,279

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
1,800
Allstate Corp.µ
7.091%, 01/15/53 $ 46,728
Annaly Capital Management, Inc.µ
3,250 8.875%, 09/30/30 85,053
5,970 8.919%, 05/30/26 154,981
9,294
Arch Capital Group Ltd.µ
4.550%, 06/11/26 160,507
4,450
Bread Financial Holdings, Inc.#^
8.625%, 12/15/30 112,140
2,515
Capital One Financial Corp.µ
4.800%, 06/01/26 45,899
3,100
Citigroup, Inc.#µ
6.250%, 02/15/31 78,585
11,953
CNO Financial Group, Inc.µ
5.125%, 11/25/60 213,361
5,367
Cullen/Frost Bankers, Inc.µ
4.450%, 06/15/26 91,829
Fifth Third Bancorpµ
4,000 4.950%, 06/30/26 77,280
5,400 6.875%, 10/01/30 139,374
3,300
First Citizens BancShares, Inc.#^
6.625%, 03/15/31 83,127
4,350
First Horizon Corp.#µ
6.750%, 04/10/31 108,967
3,575
KeyCorpµ
5.625%, 06/15/26 76,434
3,300
M&T Bank Corp.#µ
6.350%, 12/15/30 82,731
765
Northern Trust Corp.µ
4.700%, 07/01/26 14,619
4,415
RenaissanceRe Holdings Ltd.µ
5.750%, 05/30/26 95,320
8,314
Selective Insurance Group, Inc.µ
4.600%, 05/29/26 138,179
5,900
UMB Financial Corp.µ
7.750%, 07/15/30 156,114
5,550
W.R. Berkley Corp.µ
5.100%, 12/30/59 108,059
4,270
WesBanco, Inc.^
7.375%, 10/01/30 109,824
6,400
Wintrust Financial Corp.µ
7.875%, 07/15/30 169,536
2,674,869
Real Estate (0.0%)
Brookfield Property Partners LPµ
8,773 5.750%, 05/30/26 122,734
5,000 6.375%, 05/30/26 76,550
1,735
EPR Propertiesµ
5.750%, 05/30/26 34,301
Global Net Lease, Inc.^
2,271 6.875%, 05/30/26 49,281
5,461 7.500%, 05/30/26 126,804
2,559
Kimco Realty Corp.µ
5.250%, 05/30/26 51,590
461,260
NUMBER OF
SHARES b b VALUE b
Utilities (0.0%)
6,000
Brookfield Renewable Partners LP
5.250%, 05/25/26 $ 110,580
3,175
DTE Energy Co.µ
5.250%, 12/01/77 68,961
3,350
NextEra Energy Capital Holdings,
Inc.#µ
6.500%, 04/15/86 84,386
263,927
TOTAL PREFERRED STOCKS
(Cost $6,800,584)
6,551,501
RIGHT (0.0%)#
Special Purpose Acquisition Companies (0.0%)
52,650
Walgreens Boots Alliance, Inc.
(Cost $27,904) 39,488
WARRANTS (0.0%)#
Communication Services (0.0%)
3,672 Audacy Capital Corp.
09/30/28, Strike $1.00 —
612 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
51,723 McDermott International Ltd.
06/30/27, Strike $12.33 5
57,470 McDermott International Ltd.
06/30/27, Strike $15.98 6
16,676 Tidewater, Inc.
11/14/42, Strike $1.00 2
13
TOTAL WARRANTS
(Cost $369,524)
13
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.3%)#
Consumer Discretionary (0.0%)
1,400
6,210,400
NIKE, Inc. Call, 06/18/26, Strike
$67.50 9,800
Information Technology (0.0%)
320
5,164,480
Oracle Corp. Call, 06/18/26, Strike
$230.00 43,520

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Other (0.3%)
1,500
100,161,000
Invesco QQQ Trust Put, 09/18/26,
Strike $655.00 $ 4,012,500
14,000
143,248,000
iShares MSCI EAFE ETF Call,
09/18/26, Strike $110.00 1,722,000
155
43,398,528
Russell 2000 Index Call, 09/18/26,
Strike $2,630.00 4,350,075
10,084,575
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $11,750,512)
10,137,895
TOTAL INVESTMENTS (136.5%)
(Cost $3,046,800,794)
4,755,698,848
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-9.3%)
(323,000,000)
LIABILITIES, LESS OTHER ASSETS (-27.2%)
(949,128,722)
NET ASSETS (100.0%) $ 3,483,570,126
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#
Consumer Discretionary (0.0%)
(700)
(3,105,200)
NIKE, Inc. Put, 06/18/26, Strike
$52.50
(Premium $187,451) $ (600,250)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
^ Security, or portion of security, is on loan.
†† When-issued security.
@ In default status and considered non-income producing.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,318,053,724.
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $26,457,780.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
JPY Japanese Yen
KRW South Korean Won
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 1):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 943,787 $ — $ 943,787
Bank Loans 93 — 120,144,071 — 120,144,071
Convertible Bonds 46 — 734,392,711 — 734,392,711
Corporate Bonds 487 — 400,574,974 — 400,574,974
U.S. Government and Agency Securities 2 — 1,309,737 — 1,309,737
Common Stocks 108 3,175,613,905 27,825,690 — 3,203,439,595
Convertible Preferred Stocks 10 202,153,127 2,920,893 — 205,074,020
Exchange-Traded Funds 5 73,091,056 — — 73,091,056
Preferred Stocks 46 6,551,501 — — 6,551,501
Right 1 — 39,488 — 39,488
Warrants 5 13 — — 13
Exchange-Traded Purchased Options 5 10,137,895 — — 10,137,895
Total $ 3,467,547,497 $ 1,288,151,351 $ — $ 4,755,698,848
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 600,250 $ — $ — $ 600,250
Total $ 600,250 $ — $ — $ 600,250
SECTOR WEIGHTINGS
Information Technology 30 .1%
Consumer Discretionary 11 .0
Financials 10 .7
Industrials 10 .2
Communication Services 9 .7
Health Care 6 .7
Consumer Staples 4 .6
Energy 4 .4
Utilities 3 .0
Materials 2 .8
Other 2 .3
Real Estate 1 .4
Airlines 0 .1
Special Purpose
Acquisition Companies 0 .1
Sector weightings are based on total
investments and may vary over time. Sector
Weightings exclude any government/
sovereign bonds or options on broad market
indexes the Fund may hold.

Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
215,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $208,135) $ 212,475
BANK LOANS (2.2%)i
Communication Services (0.4%)
340,000
Altice France S.A.!
2025 USD Term Loan B14,
0.000%, 05/31/31 346,986
196,632
Altice France SA‡
2025 USD Term Loan B14,
10.548%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 200,672
109,497
Audacy Capital Corp.‡
2024 Term Loan B,
9.767%, 10/01/29 1 mo. USD Term
SOFR + 6.000% 87,050
9,586
Audacy Capital Corp.‡
2024 Term Loan A,
10.767%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 9,526
128,045
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.902%, 11/22/28 1 mo. USD Term
SOFR + 2.250% 128,183
125,611
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.767%, 08/23/28 1 mo. USD Term
SOFR + 4.000% 126,252
92,019
DirecTV Financing LLC‡
2024 Term Loan,
9.175%, 08/02/29 3 mo. USD Term
SOFR + 5.250% 92,400
303,627
iHeartCommunications, Inc.‡
2024 Term Loan,
9.542%, 05/01/29 1 mo. USD Term
SOFR + 5.775% 296,644
260,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.902%, 03/29/32 1 mo. USD Term
SOFR + 3.250% 261,207
155,703
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD Term
SOFR + 2.750% 146,283
90,000
Versant Media Group Inc!
Term Loan B,
0.000%, 01/30/31 90,293
260,000
Versant Media Group, Inc.‡
Term Loan B,
7.200%, 01/30/31 3 mo. USD Term
SOFR + 3.500% 260,845
110,000
  ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 110,469
PRINCIPAL
AMOUNT a a VALUE a
39,898
ViaSat, Inc.‡
2023 Term Loan,
8.267%, 05/30/30 1 mo. USD Term
SOFR + 4.500% $ 40,068
260,000
Virgin Media Bristol LLC!
2020 USD Term Loan Q,
0.000%, 01/31/29 255,234
2,452,112
Consumer Discretionary (0.4%)
257,400
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
7.012%, 02/03/33 3 mo. USD Term
SOFR + 3.250% 257,721
259,350
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.950%, 09/12/32 3 mo. USD Term
SOFR + 3.250% 260,891
129,675
Boots Group Bidco Ltd.‡
USD Term Loan,
6.924%, 08/30/32 3 mo. USD Term
SOFR + 3.250% 130,587
153,597
Caesars Entertainment, Inc.‡
Term Loan B,
5.902%, 02/06/30 1 mo. USD Term
SOFR + 2.250% 149,438
167,875
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.663%, 09/26/31 3 mo. USD Term
SOFR + 6.000% 126,326
208,950
Clarios Global LP‡
2025 USD Term Loan B,
6.402%, 01/28/32 1 mo. USD Term
SOFR + 2.750% 210,213
256,760
Life Time Fitness, Inc.‡
2025 Term Loan,
5.657%, 11/05/31 1 mo. USD Term
SOFR + 2.000% 257,843
182,810
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.152%, 05/30/29 1 mo. USD Term
SOFR + 5.500% 184,068
255,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.652%, 08/18/32 1 mo. USD Term
SOFR + 4.000% 256,355
254,800
Station Casinos LLC‡
2024 Term Loan B,
5.652%, 03/14/31 1 mo. USD Term
SOFR + 2.000% 255,749
148,034
United Airlines, Inc.‡
2026 Term Loan B,
5.404%, 02/22/31 1 mo. USD Term
SOFR + 1.750% 148,636
259,350
Voyager Parent LLC‡
Repriced Term Loan B,
7.950%, 07/01/32 3 mo. USD Term
SOFR + 4.250% 259,758

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
260,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.442%, 10/01/32 3 mo. USD Term
SOFR + 3.750% $ 253,865
258,918
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.402%, 08/01/30 1 mo. USD Term
SOFR + 2.750% 258,530
3,009,980
Consumer Staples (0.4%)
470,922
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.652%, 08/01/32 1 mo. USD Term
SOFR + 3.000% 473,571
129,025
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.152%, 07/16/32 1 mo. USD Term
SOFR + 2.500% 128,326
192,075
B&G Foods, Inc.‡
2024 Term Loan B,
7.152%, 10/10/29 1 mo. USD Term
SOFR + 3.500% 186,013
283,787
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD Term
SOFR + 3.750% 285,783
377,649
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.902%, 10/08/30 1 mo. USD Term
SOFR + 6.250% 368,491
23,054
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.413%, 12/31/30 3 mo. USD Term
SOFR + 3.750% 23,080
258,700
Opal Bidco SAS‡
USD Term Loan B4,
6.700%, 04/28/32 3 mo. USD Term
SOFR + 3.000% 260,048
408,392
Star Parent, Inc.‡
Term Loan B,
7.700%, 09/27/30 3 mo. USD Term
SOFR + 4.000% 409,031
258,053
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.663%, 06/30/28 3 mo. USD Term
SOFR + 4.000% 258,759
130,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.902%, 02/11/33 1 mo. USD Term
SOFR + 4.250% 131,239
125,420
United Natural Foods, Inc.‡
2024 Term Loan,
8.402%, 05/01/31 1 mo. USD Term
SOFR + 4.750% 126,330
2,650,671
PRINCIPAL
AMOUNT a a VALUE a
Energy (0.1%)
379,145
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD Term
SOFR + 3.250% $ 380,625
Financials (0.2%)
201,437
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.152%, 12/29/31 1 mo. USD Term
SOFR + 2.500% 200,305
176,859
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.152%, 06/13/31 1 mo. USD Term
SOFR + 2.500% 175,951
320,938
Dragon Buyer, Inc.‡
Term Loan B,
6.450%, 09/30/31 3 mo. USD Term
SOFR + 2.750% 307,779
190,613
Iron Mountain, Inc.‡
2023 Term Loan B,
5.652%, 01/31/31 1 mo. USD Term
SOFR + 2.000% 190,970
179,795
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.902%, 05/05/28 1 mo. USD Term
SOFR + 2.250% 180,832
155,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 155,775
50,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 50,187
250,000
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.200%, 07/30/32 3 mo. USD Term
SOFR + 2.500% 250,306
1,512,105
Health Care (0.0%)
279,099
Padagis LLC‡
Term Loan B,
8.689%, 07/06/28 3 mo. USD Term
SOFR + 4.750% 264,446
Industrials (0.3%)
258,885
ACProducts, Inc.‡
2021 Term Loan B,
8.211%, 05/17/28 3 mo. USD Term
SOFR + 4.250% 210,772
258,700
Blackfin Pipeline LLC‡
Term Loan B,
6.688%, 09/29/32 1 mo. USD Term
SOFR + 3.000% 261,072
258,374
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.402%, 09/08/32 1 mo. USD Term
SOFR + 2.750% 258,412

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
176,605
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.200%, 02/03/33 3 mo. USD Term
SOFR + 3.500% $ 177,121
346,007
EMRLD Borrower LP‡
2024 Term Loan B,
5.950%, 08/04/31 3 mo. USD Term
SOFR + 2.250% 346,881
255,470
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.402%, 03/28/31 1 mo. USD Term
SOFR + 2.750% 251,710
257,400
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.902%, 02/10/32 1 mo. USD Term
SOFR + 2.250% 257,907
515,149
TransDigm, Inc.‡
2023 Term Loan J,
6.152%, 02/28/31 1 mo. USD Term
SOFR + 2.500% 516,499
125,000
TransDigm, Inc.‡
2026 Term Loan N,
6.152%, 02/13/33 1 mo. USD Term
SOFR + 2.500% 125,348
2,405,722
Information Technology (0.2%)
364,034
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.673%, 07/30/31 3 mo. USD Term
SOFR + 3.000% 338,020
265,615
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.402%, 01/31/31 1 mo. USD Term
SOFR + 2.750% 250,092
104,143
Coherent Corp.‡
2025 Term Loan B2,
5.402%, 07/02/29 1 mo. USD Term
SOFR + 1.750% 104,533
248,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 248,372
311,153
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.402%, 11/28/28 1 mo. USD Term
SOFR + 3.750% 297,516
197,809
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.652%, 05/09/31 1 mo. USD Term
SOFR + 2.000% 198,055
1,436,588
Materials (0.1%)
129,675
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD Term
SOFR + 3.500% 129,610
276,743
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.902%, 02/18/30 1 mo. USD Term
SOFR + 3.250% 258,409
PRINCIPAL
AMOUNT a a VALUE a
189,840
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.434%, 05/03/28 3 mo. USD Term
SOFR + 2.500% $ 27,106
415,125
Other (0.1%)
398,514
Connect Finco SARL‡
2024 Extended Term Loan B,
8.152%, 09/27/29 1 mo. USD Term
SOFR + 4.500% 400,331
Special Purpose Acquisition Companies (0.0%)
65,000
Sword Purchaser LLC!
USD Term Loan B,
0.000%, 04/11/33 63,213
130,000
Sword Purchaser LLC‡
USD Term Loan B,
7.652%, 04/11/33 1 mo. USD Term
SOFR + 4.000% 126,425
189,638
TOTAL BANK LOANS
(Cost $15,425,864)
15,117,343
CONVERTIBLE BONDS (102.7%)
Communication Services (10.6%)
AST SpaceMobile, Inc.*µ
3,250,000 2.250%, 04/15/36 3,022,533
3,750,000 2.000%, 01/15/36 3,796,012
4,000,000 IMAX Corp.*
0.750%, 11/15/30 4,480,240
4,250,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 4,949,847
13,750,000 Live Nation Entertainment, Inc.^µ
2.875%, 01/15/30 15,287,938
10,500,000 Lyft, Inc.*µ
0.000%, 09/15/30 10,280,970
4,000,000 Sirius XM Holdings, Inc.
3.750%, 03/15/28 4,380,680
14,000,000 Snap, Inc.µ
0.500%, 05/01/30 11,844,140
12,000,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 14,699,160
72,741,520
Consumer Discretionary (5.3%)
11,000,000 DoorDash, Inc.*µ
0.000%, 05/15/30 10,517,540
3,500,000 Etsy, Inc.*µ
1.000%, 06/15/30 3,802,645
3,000,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,477,170
5,250,000 NCL Corp. Ltd.µ
0.875%, 04/15/30 5,543,685
10,000,000 Rivian Automotive, Inc.µ
4.625%, 03/15/29 11,467,800

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
2,250,000 Wayfair, Inc.
3.500%, 11/15/28 $ 3,457,575
36,266,415
Consumer Staples (1.7%)
4,750,000 Alphatec Holdings, Inc.
0.750%, 03/15/30 4,716,322
2,500,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 2,687,675
3,602,000 Revolution Medicines, Inc.µ
0.500%, 05/01/33 3,988,819
11,392,816
Energy (3.1%)
2,750,000 Energy Fuels, Inc.*
0.750%, 11/01/31 3,644,273
4,750,000 Eos Energy Enterprises, Inc.*µ
1.750%, 12/01/31 3,466,360
Liberty Energy, Inc.*
5,750,000 0.000%, 03/01/31 6,951,060
2,162,000 0.000%, 03/01/32 2,438,909
3,250,000 Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31 4,968,665
9,600,000 SunEdison, Inc.*@
0.000%, 01/15/20 38,400
21,507,667
Financials (4.9%)
6,250,000 Barclays Bank PLC Series MSFT
1.000%, 02/16/29 6,465,438
Coinbase Global, Inc.µ
3,750,000 0.250%, 04/01/30 3,623,025
9,500,000 0.000%, 10/01/32* 8,030,920
4,000,000 Dave, Inc.*
0.000%, 04/01/31 4,959,840
Galaxy Digital Holdings LP*
1,500,000 2.500%, 12/01/29 2,145,570
4,750,000 0.500%, 05/01/31 4,043,580
3,500,000 WisdomTree, Inc.*
4.625%, 08/15/30 4,150,195
33,418,568
Health Care (8.5%)
2,250,000 Arrowhead Pharmaceuticals, Inc.µ
0.000%, 01/15/32 2,564,752
Bridgebio Pharma, Inc.
2,250,000 1.750%, 03/01/31 3,708,293
4,250,000 0.750%, 02/01/33* 4,200,317
1,483,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 1,767,958
4,000,000 Guardant Health, Inc.*^
0.000%, 05/15/33 4,180,960
7,750,000 Halozyme Therapeutics, Inc.*µ
0.875%, 11/15/32 7,645,530
4,000,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 4,571,560
7,750,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 8,078,445
PRINCIPAL
AMOUNT a a VALUE a
Jazz Investments I Ltd.
3,250,000 3.125%, 09/15/30 $ 4,852,283
1,250,000 2.000%, 06/15/26 1,619,887
2,439,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 3,105,408
1,750,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 2,351,948
3,750,000 Repligen Corp.µ
1.000%, 12/15/28 3,697,275
1,750,000 Tempus AI, Inc.*µ
0.750%, 07/15/30 1,825,530
3,875,000 Zoetis, Inc.*
0.250%, 06/15/29 3,834,700
58,004,846
Industrials (9.2%)
5,500,000 AeroVironment, Inc.µ
0.000%, 07/15/30 5,596,580
14,500,000 Bloom Energy Corp.*
0.000%, 11/15/30 25,242,615
15,500,000 BWX Technologies, Inc.*
0.000%, 11/01/30 16,831,760
4,250,000 Fluor Corp.
1.125%, 08/15/29 5,711,660
4,000,000 JBT Marel Corp.*^
0.375%, 09/15/30 3,794,160
4,000,000 Joby Aviation, Inc.
0.750%, 02/15/32 3,667,320
2,000,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 2,279,280
63,123,375
Information Technology (49.2%)
5,500,000 Advanced Energy Industries, Inc.~
2.500%, 09/15/28 15,684,570
600,000,000 JPY Advantest Corp.*~
0.000%, 03/28/31 4,558,398
15,000,000 Akamai Technologies, Inc.*^
0.250%, 05/15/33 19,690,800
9,750,000 Cipher Digital, Inc.*
0.000%, 10/01/31 13,545,285
14,000,000 Cloudflare, Inc.*µ
0.000%, 06/15/30 16,129,540
4,643,000 CoreWeave, Inc.*
1.750%, 10/01/32 5,599,040
13,500,000 CyberArk Software Ltd.*µ
0.000%, 06/15/30 14,709,330
2,000,000 Cytokinetics, Inc.*µ
1.750%, 10/01/31 2,550,680
11,000,000 Datadog, Inc.µ
0.000%, 12/01/29 11,029,150
13,000,000 IREN Ltd.*
0.000%, 07/01/31 11,259,950
7,750,000 Lumentum Holdings, Inc.*µ
0.375%, 03/15/32 37,781,483
7,000,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 12,349,610

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
6,000,000 Microchip Technology, Inc.*
0.000%, 02/15/30 $ 6,866,280
6,250,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 7,051,000
12,500,000 MKS, Inc.µ
1.250%, 06/01/30 24,445,000
4,251,000 Nebius Group NV*
1.250%, 03/15/31 4,726,602
15,000,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 18,266,250
1,250,000 Seagate HDD Cayman^
3.500%, 06/01/28 10,188,850
3,250,000 Semtech Corp.*
0.000%, 10/15/30 4,317,528
7,500,000 Snowflake, Inc.
0.000%, 10/01/29 8,714,025
3,800,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 4,854,766
7,000,000 Strategy, Inc.µ
2.250%, 06/15/32 8,512,210
Terawulf, Inc.*
7,250,000 1.000%, 09/01/31 13,996,415
1,020,000 0.000%, 05/01/32 1,387,108
12,250,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 15,223,932
3,500,000 Western Digital Corp.
3.000%, 11/15/28 40,103,105
3,250,000 Workiva, Inc.µ
1.250%, 08/15/28 3,026,562
336,567,469
Materials (1.9%)
4,750,000 Centrus Energy Corp.*
0.000%, 08/15/32 5,647,893
2,444,000 i-80 Gold Corp.*
3.750%, 04/15/31 2,745,687
1,500,000 MP Materials Corp.*
3.000%, 03/01/30 4,772,295
13,165,875
Other (1.1%)
6,000,000 CoreWeave, Inc.*
1.750%, 12/01/31 7,811,580
Real Estate (3.6%)
3,987,000 Compass, Inc.*µ
0.250%, 04/15/31 3,523,392
15,250,000 Digital Realty Trust LP*
1.875%, 11/15/29 17,123,920
3,750,000 Realty Income Corp.*
3.500%, 01/15/29 3,899,887
24,547,199
Utilities (3.6%)
15,250,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 16,181,775
3,750,000 CMS Energy Corp.^
3.375%, 05/01/28 4,197,675
PRINCIPAL
AMOUNT a a VALUE a
4,000,000 Ormat Technologies, Inc. Series A*
1.500%, 03/15/31 $ 4,235,840
24,615,290
TOTAL CONVERTIBLE BONDS
(Cost $578,574,650)
703,162,620
CORPORATE BONDS (11.9%)
Airlines (0.1%)
176,348 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 176,366
216,460 American Airlines Pass-Through
Trust Series B, Class B
3.950%, 01/11/32 206,338
183,621 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 177,740
JetBlue Pass-Through Trust
45,752 Series 2019, Class B, 8.000%,
05/15/29 45,096
208,063 Series 1B, Class B, 7.750%,
05/15/30 208,796
814,336
Communication Services (1.0%)
320,000 APi Group DE, Inc.*
4.750%, 10/15/29 313,872
100,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 103,876
242,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 246,346
Clear Channel Outdoor Holdings,
Inc.*
130,000 7.875%, 04/01/30 135,511
143,000 7.500%, 03/15/33 150,304
CSC Holdings LLC*
200,000 4.625%, 12/01/30 71,116
535,000 4.500%, 11/15/31 315,896
97,000 DirecTV Financing LLC*
8.875%, 02/01/30 98,905
DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
90,000 10.000%, 02/15/31 93,688
101,000 5.875%, 08/15/27 101,078
Discovery Global Holdings, Inc.
130,000 5.050%, 03/15/42 93,356
65,000 4.279%, 03/15/32 58,899
130,000 EW Scripps Co.*
9.875%, 08/15/30 130,476
400,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 407,272
65,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 66,558
419,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 433,263

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
400,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 $ 412,036
235,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 219,951
Gray Media, Inc.*
130,000 7.250%, 08/15/33 132,534
135,000 5.375%, 11/15/31 105,795
260,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 236,348
65,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 62,592
65,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 67,621
168,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 160,905
130,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 131,543
260,000 Paramount Global
4.900%, 08/15/44 171,135
130,000 PR RNO Property Owner 1 LLC*††
6.500%, 05/01/31 128,927
Rogers Communications, Inc.‡
93,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 96,066
160,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 163,443
Scripps Escrow II, Inc.*
68,000 5.375%, 01/15/31 52,759
136,000 3.875%, 01/15/29^ 128,999
130,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 134,712
Sirius XM Radio LLC*
130,000 5.875%, 04/15/32 128,011
325,000 3.875%, 09/01/31^ 294,729
195,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 197,457
Time Warner Cable LLC
105,000 7.300%, 07/01/38 109,894
135,000 6.550%, 05/01/37 135,801
103,000 T-Mobile USA, Inc.
6.700%, 12/15/33 112,965
265,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 260,503
130,000 Univision Communications, Inc.*
8.500%, 07/31/31 132,057
6,597,199
Consumer Discretionary (2.6%)
400,000 Adams Homes, Inc.*
9.250%, 10/15/28 414,120
Adient Global Holdings Ltd.*
210,000 8.250%, 04/15/31 219,498
130,000 7.500%, 02/15/33^ 133,111
Advance Auto Parts, Inc.*
65,000 7.375%, 08/01/33 67,048
116,000 7.000%, 08/01/30 119,744
PRINCIPAL
AMOUNT a a VALUE a
160,000 American Airlines Pass-Through
Trust Series B††
5.750%, 11/10/36 $ 160,163
195,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 190,800
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
130,000 6.875%, 08/01/33 128,111
228,000 4.625%, 08/01/29 218,388
Bath & Body Works, Inc.
70,000 7.500%, 06/15/29 71,134
130,000 6.875%, 11/01/35 128,352
180,000 6.625%, 10/01/30* 182,579
300,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 293,925
Caesars Entertainment, Inc.*
225,000 6.000%, 10/15/32^ 201,818
168,000 4.625%, 10/15/29 162,261
Carnival Corp.*
323,000 6.125%, 02/15/33^ 328,000
134,000 4.000%, 08/01/28 131,020
CCO Holdings LLC/CCO Holdings
Capital Corp.*
260,000 7.000%, 02/01/33 256,623
158,000 5.125%, 05/01/27 158,082
270,000 4.750%, 03/01/30 256,192
130,000 4.750%, 02/01/32^ 116,460
265,000 4.500%, 08/15/30 247,354
266,000 4.250%, 02/01/31 241,552
300,000 4.250%, 01/15/34^ 251,691
260,000 Century Communities, Inc.*
6.625%, 09/15/33 259,028
Churchill Downs, Inc.*
132,000 6.750%, 05/01/31 135,103
130,000 5.750%, 04/01/30 129,854
195,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 199,489
325,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 324,851
140,000 Dana, Inc.
4.500%, 02/15/32 132,285
DISH DBS Corp.
431,000 7.375%, 07/01/28 421,673
140,000 5.125%, 06/01/29 128,934
265,000 DISH Network Corp.*
11.750%, 11/15/27 273,514
400,000 Empire Resorts, Inc.*
7.750%, 11/01/26 391,676
240,000 Flutter Treasury DAC*
5.875%, 06/04/31 239,023
275,000 Ford Motor Co.
6.100%, 08/19/32 280,305
Ford Motor Credit Co. LLC
340,000 7.200%, 06/10/30 359,676
425,000 4.000%, 11/13/30 399,334

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
135,000 General Motors Co.
5.200%, 04/01/45 $ 118,222
goeasy Ltd.*^
172,000 7.625%, 07/01/29 154,203
260,000 6.875%, 02/15/31 216,208
Goodyear Tire & Rubber Co.^
400,000 5.625%, 04/30/33 359,084
140,000 5.250%, 07/15/31 127,446
Group 1 Automotive, Inc.*
155,000 6.375%, 01/15/30 157,488
114,000 4.000%, 08/15/28 111,066
170,870 Guitar Center, Inc.‡
12.000%, 08/19/32 51,261
133,000 Kohl's Corp.
5.550%, 07/17/45 80,639
265,000 Liberty Interactive LLC@
0.000%, 02/01/30 15,786
260,000 Life Time, Inc.*
6.000%, 11/15/31 263,864
240,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 238,591
260,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 267,270
130,000 Lithia Motors, Inc.*
5.500%, 10/01/30 129,423
175,000 M/I Homes, Inc.
3.950%, 02/15/30 166,379
Macy's Retail Holdings LLC
175,000 6.700%, 07/15/34* 167,083
330,000 4.300%, 02/15/43 221,377
510,000 MGM Resorts International^
6.500%, 04/15/32 517,298
332,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 324,789
195,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 203,375
NCL Corp. Ltd.*
130,000 6.750%, 02/01/32 129,525
146,000 6.250%, 09/15/33^ 141,404
130,000 5.875%, 01/15/31 126,629
Newell Brands, Inc.
130,000 8.500%, 06/01/28* 135,863
130,000 6.625%, 05/15/32^ 126,277
130,000 6.375%, 05/15/30^ 127,417
260,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 256,269
Patrick Industries, Inc.*
130,000 6.375%, 11/01/32 131,092
239,000 4.750%, 05/01/29 234,937
Penn Entertainment, Inc.*
260,000 6.750%, 04/01/31 257,860
155,000 4.125%, 07/01/29^ 147,469
135,000 QVC, Inc.@^
0.000%, 08/15/34 65,290
27,717 Rite Aid Corp.
0.000%, 08/30/34 —
PRINCIPAL
AMOUNT a a VALUE a
260,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 $ 264,761
260,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 265,411
146,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 755
62,931 SGUS LLC*@
0.000%, 12/15/29 10,974
240,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 231,888
265,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 261,494
207,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 199,345
260,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 264,646
153,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 149,778
185,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 184,382
195,000 Staples, Inc.*
10.750%, 09/01/29 186,824
420,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 397,391
260,000 STL Holding Co. LLC*
8.750%, 02/15/29 269,867
162,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 163,912
65,000 Viking Cruises Ltd.*
9.125%, 07/15/31 68,515
123,000 Voyager Parent LLC*
9.250%, 07/01/32 131,101
260,000 Whirlpool Corp.^
6.500%, 06/15/33 249,168
130,000 William Carter Co.*
7.375%, 02/15/31 133,795
250,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 251,175
17,808,837
Consumer Staples (0.7%)
247,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 241,136
125,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 129,979
240,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 241,442
250,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 248,380

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Brink's Co.*
130,000 6.750%, 06/15/32 $ 133,444
130,000 6.500%, 06/15/29 133,039
305,000 Central Garden & Pet Co.*
4.125%, 04/30/31 287,136
260,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 261,425
304,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 290,636
Energizer Holdings, Inc.*
130,000 6.000%, 09/15/33^ 124,361
305,000 4.375%, 03/31/29 293,678
130,000 Industrial F&B Investments III, Inc.*
7.750%, 02/11/33 131,489
260,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 263,149
MPH Acquisition Holdings LLC*
233,394 6.750%, 03/31/31 158,047
109,200 5.750%, 12/31/30 90,744
177,000 New Albertsons LP
7.750%, 06/15/26 177,574
260,000 Performance Food Group, Inc.*
5.625%, 03/01/34 254,722
Post Holdings, Inc.*
227,000 6.375%, 03/01/33 227,139
260,000 6.250%, 02/15/32 265,637
252,000 Prestige Brands, Inc.*
3.750%, 04/01/31 232,921
365,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 376,691
185,000 United Natural Foods, Inc.*
6.750%, 10/15/28 185,233
195,000 United Rentals North America, Inc.*
5.375%, 11/15/33 192,993
4,940,995
Energy (1.7%)
195,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 196,308
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
260,000 6.625%, 10/15/32 267,192
200,000 6.625%, 07/15/33 205,790
Buckeye Partners LP
98,000 6.875%, 07/01/29* 101,230
197,000 6.750%, 02/01/30* 203,806
135,000 5.850%, 11/15/43 123,722
260,000 CNX Resources Corp.*
5.875%, 03/01/34 258,060
300,000 Continental Resources, Inc.
4.900%, 06/01/44 240,399
195,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 199,546
Enbridge, Inc.^‡
195,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 206,419
PRINCIPAL
AMOUNT a a VALUE a
130,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% $ 139,152
Energy Transfer LP‡
130,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 133,680
250,000 6.943%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 249,225
197,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 197,881
Genesis Energy LP/Genesis Energy
Finance Corp.
196,000 8.875%, 04/15/30 205,518
130,000 8.000%, 05/15/33 137,019
Hilcorp Energy I LP/Hilcorp Finance
Co.*
65,000 6.875%, 05/15/34 65,393
65,000 6.250%, 04/15/32 64,624
260,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 271,362
325,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 330,980
130,000 Kodiak Gas Services LLC*
5.875%, 04/01/31 131,048
260,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 269,214
263,000 Matador Resources Co.*
6.500%, 04/15/32 268,647
345,000 Nabors Industries, Inc.*
7.625%, 11/15/32 360,594
275,000 Oceaneering International, Inc.
6.000%, 02/01/28 276,081
130,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 129,540
270,000 Plains All American Pipeline LP
Series B‡
8.024%, 05/30/26 , 3 mo. USD
Term SOFR + 4.372% 270,135
260,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 271,344
357,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 373,536
Sunoco LP*
195,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 202,172
390,000 6.625%, 08/15/32 398,810
260,000 6.250%, 07/01/33 265,720
260,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 265,806
255,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 251,807
TransCanada PipeLines Ltd.‡
65,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 65,519

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
130,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% $ 130,677
Transocean International Ltd.*
225,000 8.500%, 05/15/31^ 238,259
195,000 7.875%, 10/15/32 209,110
Venture Global LNG, Inc.*
135,000 9.875%, 02/01/32 144,946
135,000 9.500%, 02/01/29 147,412
467,000 9.000%, 09/30/29‡ , 5 yr. CMT +
5.440% 461,924
330,000 8.375%, 06/01/31 344,002
200,000 8.125%, 06/01/28 204,726
137,000 7.000%, 01/15/30^ 141,100
Venture Global Plaquemines LNG
LLC*
260,000 6.500%, 01/15/34 272,535
190,000 6.500%, 06/15/34 198,455
65,000 6.125%, 12/15/30 67,081
275,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 274,359
385,000 WBI Operating LLC*
6.500%, 10/15/33 389,535
260,000 Weatherford International Ltd.*
6.750%, 10/15/33 269,844
357,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 367,828
11,459,072
Financials (2.0%)
Acrisure LLC/Acrisure Finance, Inc.*
222,000 8.250%, 02/01/29 222,853
200,000 6.750%, 07/01/32 197,298
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
250,000 6.950%, 03/10/55^ , 5 yr. CMT
+ 2.720% 259,268
150,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 152,774
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
395,000 7.375%, 10/01/32 388,554
260,000 6.500%, 10/01/31 262,480
Ally Financial, Inc.‡
260,000 Series D, 7.100%, 08/15/31†† , 5
yr. CMT + 3.148% 259,917
367,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 366,497
125,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 120,145
268,000 AmWINS Group, Inc.*
4.875%, 06/30/29 259,376
130,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 127,179
Asurion LLC/Asurion Co-Issuer,
Inc.*
245,000 8.375%, 02/01/34 242,050
207,000 8.000%, 12/31/32 216,576
PRINCIPAL
AMOUNT a a VALUE a
260,000 Azorra Finance Ltd.*
7.250%, 01/15/31 $ 266,295
380,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 385,069
260,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 276,117
Brandywine Operating Partnership
LP
130,000 8.875%, 04/12/29 136,249
257,000 6.125%, 01/15/31^ 239,372
320,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 335,526
463,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 456,143
205,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 200,744
275,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 226,025
240,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 244,037
255,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 253,784
Credit Acceptance Corp.*
180,000 9.250%, 12/15/28 188,021
246,000 6.625%, 03/15/30 245,328
260,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 255,814
265,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 279,029
130,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 135,283
First Citizens BancShares, Inc.‡
65,000 Series B, 7.908%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 65,466
190,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 191,153
130,000 GGAM Finance Ltd.*
5.875%, 03/15/30 131,044
HUB International Ltd.*
195,000 7.375%, 01/31/32 200,000
198,000 5.625%, 12/01/29 196,099
130,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 130,215
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
240,000 6.625%, 10/15/31 234,118

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
260,000 5.000%, 08/15/28 $ 249,384
292,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 303,338
65,000 MetLife, Inc.^‡
5.850%, 03/15/56 , 5 yr. CMT +
1.817% 64,161
130,000 Newmark Group, Inc.
7.500%, 01/12/29 136,976
OneMain Finance Corp.
130,000 6.750%, 03/15/32 130,131
260,000 6.750%, 09/15/33 256,243
260,000 6.500%, 03/15/33 254,873
128,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 130,491
255,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 260,722
325,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 338,419
Reinsurance Group of America,
Inc.‡
130,000 6.650%, 09/15/55^ , 5 yr. CMT
+ 2.392% 132,350
130,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 127,401
Rocket Cos., Inc.*
195,000 6.375%, 08/01/33 198,101
129,000 6.125%, 08/01/30 131,101
251,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 233,247
260,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 262,831
64,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 66,304
325,000 StoneX Group, Inc.*
7.875%, 03/01/31 342,505
460,000 TrueNoord Capital DAC*
8.750%, 03/01/30 469,747
310,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 295,842
130,000 UWM Holdings LLC*
6.250%, 03/15/31 120,855
130,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 136,522
240,000 Wells Fargo & Co. Series GG^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 240,970
260,000 XHR LP*
6.625%, 05/15/30 266,484
13,494,896
Health Care (0.6%)
387,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 396,423
PRINCIPAL
AMOUNT a a VALUE a
CHS/Community Health Systems,
Inc.*
157,000 10.875%, 01/15/32 $ 168,828
146,000 6.875%, 04/15/29 143,698
533,000 6.125%, 04/01/30^ 474,189
33,000 5.250%, 05/15/30 31,189
DaVita, Inc.*
255,000 6.875%, 09/01/32^ 263,499
291,000 4.625%, 06/01/30 281,944
313,000 3.750%, 02/15/31 290,642
Embecta Corp.*
67,000 6.750%, 02/15/30 63,529
195,000 5.000%, 02/15/30^ 183,433
Encompass Health Corp.
130,000 4.750%, 02/01/30 128,032
130,000 4.500%, 02/01/28 129,112
146,000 IQVIA, Inc.*
6.250%, 06/01/32 149,127
401,000 Medline Borrower LP*
5.250%, 10/01/29 399,272
490,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 487,236
Tenet Healthcare Corp.
375,000 6.875%, 11/15/31 399,578
195,000 5.500%, 11/15/32* 194,901
335,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 336,112
4,520,744
Industrials (1.0%)
293,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 301,049
300,000 ACCO Brands Corp.*^
4.250%, 03/15/29 268,194
Arcosa, Inc.*
130,000 6.875%, 08/15/32 135,170
146,000 4.375%, 04/15/29 142,454
Bombardier, Inc.*
130,000 8.750%, 11/15/30 138,228
81,000 7.250%, 07/01/31 85,282
95,000 7.000%, 06/01/32 99,283
65,000 6.750%, 06/15/33 67,900
261,000 BWX Technologies, Inc.*
4.125%, 04/15/29 254,143
405,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 409,070
65,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 65,443
56,667 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 56,734
Deluxe Corp.*
130,000 8.125%, 09/15/29 135,827
350,000 8.000%, 06/01/29 354,252
EnerSys*
135,000 6.625%, 01/15/32 138,926
145,000 4.375%, 12/15/27 143,534

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
EquipmentShare.com, Inc.*
160,000 8.625%, 05/15/32 $ 169,758
97,000 8.000%, 03/15/33^ 101,792
Graphic Packaging International
LLC*
175,000 4.750%, 07/15/27 173,871
125,000 3.500%, 03/01/29 118,534
Herc Holdings, Inc.*
130,000 7.250%, 06/15/33 136,179
130,000 7.000%, 06/15/30 135,356
130,000 6.625%, 06/15/29 133,320
195,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 98,881
445,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 440,452
272,000 Novelis Corp.*
4.750%, 01/30/30 260,843
260,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 264,139
247,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 229,989
Standard Building Solutions, Inc.*
60,000 6.500%, 08/15/32 60,690
195,000 6.250%, 08/01/33 195,080
260,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 272,394
TransDigm, Inc.*
100,000 7.125%, 12/01/31 103,804
285,000 6.875%, 12/15/30 293,997
200,000 6.750%, 08/15/28 202,886
65,000 6.625%, 03/01/32 66,849
59,116 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 57,774
195,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 198,783
Williams Scotsman, Inc.*
100,000 6.625%, 06/15/29 102,712
157,000 4.625%, 08/15/28 155,378
6,768,950
Information Technology (0.7%)
Block, Inc.*
65,000 6.000%, 08/15/33 65,017
130,000 5.625%, 08/15/30 130,192
195,000 CACI International, Inc.*
6.375%, 06/15/33 199,678
195,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 175,071
153,000 Coherent Corp.*
5.000%, 12/15/29 151,481
Fair Isaac Corp.*
97,000 6.000%, 05/15/33 95,764
138,000 4.000%, 06/15/28 134,870
300,000 KBR, Inc.*
4.750%, 09/30/28 295,374
65,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 67,601
PRINCIPAL
AMOUNT a a VALUE a
198,000 ON Semiconductor Corp.*
3.875%, 09/01/28 $ 193,016
135,000 Open Text Corp.*
6.900%, 12/01/27 138,132
Open Text Holdings, Inc.*
65,000 4.125%, 02/15/30 58,605
163,000 4.125%, 12/01/31^ 139,323
370,000 TTM Technologies, Inc.*
4.000%, 03/01/29 358,771
Twilio, Inc.^
66,000 3.875%, 03/15/31 61,800
185,000 3.625%, 03/15/29 177,924
307,000 UKG, Inc.*
6.875%, 02/01/31 298,941
390,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 371,674
1,178,123 Wolfspeed, Inc.
7.000%, 06/15/31 963,151
260,000 Zebra Technologies Corp.*
6.500%, 06/01/32 265,164
235,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 191,175
4,532,724
Materials (0.8%)
260,000 Avient Corp.*
6.250%, 11/01/31 263,856
260,000 Capstone Copper Corp.*
6.750%, 03/31/33 264,797
230,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 244,104
260,000 Century Aluminum Co.*
6.875%, 08/01/32 269,532
Chemours Co.*
220,000 8.000%, 01/15/33 227,183
129,000 7.875%, 03/15/34 132,053
485,000 Clearwater Paper Corp.*
4.750%, 08/15/28 427,576
260,000 Coeur Mining, Inc.*
6.875%, 04/01/32 268,741
250,000 Constellium SE*
6.375%, 08/15/32 256,427
426,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 282,493
260,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 270,678
325,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 325,939
265,000 Knife River Corp.*
7.750%, 05/01/31 275,648
Mercer International, Inc.
117,000 12.875%, 10/01/28* 58,912
279,000 5.125%, 02/01/29 113,603
260,000 Olin Corp.*
6.625%, 04/01/33 258,149

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
260,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 $ 266,128
305,000 Silgan Holdings, Inc.
4.125%, 02/01/28 300,111
260,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 258,627
260,000 Terex Corp.*
6.250%, 10/15/32 264,272
114,369 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 2,843
WR Grace Holdings LLC*
65,000 7.000%, 08/01/33 64,959
255,000 6.625%, 08/15/32 253,325
5,349,956
Other (0.4%)
355,000 1261229 BC Ltd.*
10.000%, 04/15/32 366,985
260,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 267,348
105,184 Claritev Corp. Series B*
6.750%, 03/31/31 68,931
EchoStar Corp.
647,000 10.750%, 11/30/29 702,228
271,019 6.750%, 11/30/30 275,374
140,000 Gen Digital, Inc.*
6.750%, 09/30/27 140,854
130,000 Graham Holdings Co.*
5.625%, 12/01/33 128,791
240,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 255,031
335,000 Rfna LP*
7.875%, 02/15/30 332,029
260,000 SM Energy Co.*^
7.000%, 08/01/32 267,030
130,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 136,772
2,941,373
Real Estate (0.1%)
130,000 Forestar Group, Inc.*
6.500%, 03/15/33 130,702
170,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 165,983
203,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 198,406
495,091
Special Purpose Acquisition Companies (0.0%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
210,000 6.750%, 01/15/30^ 203,415
131,000 4.625%, 01/15/29 127,603
331,018
PRINCIPAL
AMOUNT a a VALUE a
Utilities (0.2%)
135,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% $ 137,741
130,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 132,852
190,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 198,394
130,000 Emera U.S. Finance LLC Series A‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 130,467
200,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 206,076
200,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 203,452
130,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 129,472
191,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 197,759
97,000 PPL Capital Funding, Inc. Series A‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 95,615
Vistra Corp.*‡
65,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 65,631
125,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 125,574
65,000 Xcel Energy, Inc.‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 64,321
1,687,354
TOTAL CORPORATE BONDS
(Cost $86,425,093)
81,742,545
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.5%)
Communication Services (0.0%)
4,890 Audacy, Inc.# 14,670
1,888 Cumulus Media, Inc. - Class A# 6
5,620 Optimum Communications, Inc. -
Class A#µ 8,879
23,555
Consumer Discretionary (0.0%)
408 Rite Aid Corp.# 408
Energy (0.1%)
1,100 Cheniere Energy Partners LP 73,722
15,585 Energy Transfer LP 314,661
7,135 Enterprise Products Partners LP 276,125

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
1,881 EP Energy Corp.# $ 1,881
666,389
Industrials (0.0%)
3,114 Ardagh Holdings SA# 22,294
Information Technology (0.4%)
97,515 Wolfspeed, Inc.#^~ 2,879,618
TOTAL COMMON STOCKS
(Cost $8,552,800)
3,592,264
CONVERTIBLE PREFERRED STOCKS (20.5%)
Financials (3.2%)
72,795
Apollo Global Management, Inc.
6.750%, 07/31/26 4,784,815
103,670
ARES Management Corp.
6.750%, 10/01/27 4,068,011
7,055
Bank of America Corp.‡‡
7.250% 8,626,643
98,005
KKR & Co., Inc.^
6.250%, 03/01/28 4,349,462
21,828,931
Industrials (4.6%)
329,445
Boeing Co.^
6.000%, 10/15/27 23,785,929
68,335
QXO, Inc.
5.500%, 05/15/28 3,866,394
80,000
VSE Corp.#
5.750%, 02/01/29 3,697,600
31,349,923
Information Technology (4.7%)
63,145
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 4,838,170
127,910
Microchip Technology, Inc.
7.500%, 03/15/28 10,062,680
355,035
Oracle Corp.#
6.500%, 01/15/29 17,279,553
32,180,403
Materials (1.3%)
114,980
Albemarle Corp.~
7.250%, 03/01/27
8,961,541
Utilities (6.7%)
NextEra Energy, Inc.^
155,130 7.234%, 11/01/27 8,356,853
73,485 7.299%, 06/01/27 4,338,554
80,000 7.375%, 02/15/29# 4,201,600
324,045
PPL Corp.#^
7.000%, 02/15/29 16,344,830
NUMBER OF
SHARES b b VALUE b
240,000
Southern Co.#^
7.125%, 12/15/28 $ 12,487,200
45,729,037
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $135,935,753)
140,049,835
PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
11,320
Qwest Corp.
6.500%, 09/01/56 207,722
2,091
Telephone & Data Systems, Inc.
6.625%, 05/29/26 44,810
T-Mobile USA, Inc.#µ
1,789 5.500%, 03/01/70 39,716
204 5.500%, 06/01/70 4,527
2,160 6.250%, 09/01/69 53,892
350,667
TOTAL PREFERRED STOCKS
(Cost $331,341)
350,667
WARRANTS (0.0%)#
Communication Services (0.0%)
850 Audacy Capital Corp.
09/30/28, Strike $1.00 —
142 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
12,170 McDermott International Ltd.
06/30/27, Strike $12.33 1
13,522 McDermott International Ltd.
06/30/27, Strike $15.98 2
3
TOTAL WARRANTS
(Cost $5,195)
3
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.6%)#
Consumer Discretionary (0.3%)
400
10,602,400
Amazon.com, Inc. Call, 01/15/27,
Strike $240.00 1,918,000
Information Technology (0.0%)
60
2,446,680
Microsoft Corp. Call, 05/15/26,
Strike $540.00 630

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Other (0.3%)
1,200
86,239,200
SPDR
®
S&P 500
®
ETF Trust Put,
07/17/26, Strike $715.00 $ 2,033,400
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $3,646,726)
3,952,030
TOTAL INVESTMENTS (138.5%)
(Cost $829,105,557)
948,179,782
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-13.4%)
(91,750,000)
LIABILITIES, LESS OTHER ASSETS (-25.1%)
(172,042,913)
NET ASSETS (100.0%) $ 684,386,869
EXCHANGE-TRADED WRITTEN OPTION  (-0.1%)#
Other (-0.1%)
(1,200)
(86,239,200)
SPDR
®
S&P 500
®
ETF Trust Put,
07/17/26, Strike $640.00
(Premium $577,049) $ (558,000)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $265,685,953.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $10,450,762.
†† When-issued security.
# Non-income producing security.
‡‡ Perpetual maturity.
FOREIGN CURRENCY ABBREVIATION
JPY Japanese Yen
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 1):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 212,475 $ — $ 212,475
Bank Loans 71 — 15,117,343 — 15,117,343
Convertible Bonds 90 — 703,162,620 — 703,162,620
Corporate Bonds 401 — 81,742,545 — 81,742,545
Common Stocks 10 3,569,970 22,294 — 3,592,264
Convertible Preferred Stocks 16 140,049,835 — — 140,049,835
Preferred Stocks 5 350,667 — — 350,667
Warrants 4 3 — — 3
Exchange-Traded Purchased Options 3 3,952,030 — — 3,952,030
Total $ 147,922,505 $ 800,257,277 $ — $ 948,179,782
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 558,000 $ — $ — $ 558,000
Total $ 558,000 $ — $ — $ 558,000
SECTOR WEIGHTINGS
Information Technology 39 .0%
Industrials 10 .7
Communication Services 8 .5
Utilities 7 .4
Financials 7 .2
Health Care 6 .5
Consumer Discretionary 6 .1
Energy 3 .5
Materials 2 .9
Real Estate 2 .6
Consumer Staples 2 .0
Other 1 .4
Airlines 0 .1
Special Purpose
Acquisition Companies 0 .1
Sector weightings are based on total
investments and may vary over time. Sector
Weightings exclude any government/
sovereign bonds or options on broad market
indexes the Fund may hold.

Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
170,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $164,572) $ 168,004
BANK LOANS (2.1%)i
Communication Services (0.3%)
285,000
Altice France SA!
2025 USD Term Loan B14,
0.000%, 05/31/31 290,855
162,222
Altice France SA‡
2025 USD Term Loan B14,
10.548%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 165,555
83,426
Audacy Capital Corp.‡
2024 Term Loan B,
9.767%, 10/01/29 1 mo. USD Term
SOFR + 6.000% 66,324
7,304
Audacy Capital Corp.‡
2024 Term Loan A,
10.767%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 7,258
98,496
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.902%, 11/22/28 1 mo. USD Term
SOFR + 2.250% 98,602
108,011
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.767%, 08/23/28 1 mo. USD Term
SOFR + 4.000% 108,563
74,492
DirecTV Financing LLC‡
2024 Term Loan,
9.175%, 08/02/29 3 mo. USD Term
SOFR + 5.250% 74,800
238,929
iHeartCommunications, Inc.‡
2024 Term Loan,
9.542%, 05/01/29 1 mo. USD Term
SOFR + 5.775% 233,434
210,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.902%, 03/29/32 1 mo. USD Term
SOFR + 3.250% 210,974
126,503
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD Term
SOFR + 2.750% 118,849
70,000
Versant Media Group, Inc.!
Term Loan B,
0.000%, 01/30/31 70,228
220,000
Versant Media Group, Inc.‡
Term Loan B,
7.200%, 01/30/31 3 mo. USD Term
SOFR + 3.500% 220,715
95,000
  ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 95,405
PRINCIPAL
AMOUNT a a VALUE a
29,923
ViaSat, Inc.‡
2023 Term Loan,
8.267%, 05/30/30 1 mo. USD Term
SOFR + 4.500% $ 30,050
210,000
Virgin Media Bristol LLC!
2020 USD Term Loan Q,
0.000%, 01/31/29 206,151
1,997,763
Consumer Discretionary (0.4%)
207,900
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
7.012%, 02/03/33 3 mo. USD Term
SOFR + 3.250% 208,160
214,463
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.950%, 09/12/32 3 mo. USD Term
SOFR + 3.250% 215,736
109,725
Boots Group Bidco Ltd.‡
USD Term Loan,
6.924%, 08/30/32 3 mo. USD Term
SOFR + 3.250% 110,497
123,061
Caesars Entertainment, Inc.‡
Term Loan B,
5.902%, 02/06/30 1 mo. USD Term
SOFR + 2.250% 119,728
138,250
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.663%, 09/26/31 3 mo. USD Term
SOFR + 6.000% 104,033
164,175
Clarios Global LP‡
2025 USD Term Loan B,
6.402%, 01/28/32 1 mo. USD Term
SOFR + 2.750% 165,168
207,383
Life Time Fitness, Inc.‡
2025 Term Loan,
5.657%, 11/05/31 1 mo. USD Term
SOFR + 2.000% 208,258
148,273
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.152%, 05/30/29 1 mo. USD Term
SOFR + 5.500% 149,293
210,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.652%, 08/18/32 1 mo. USD Term
SOFR + 4.000% 211,116
205,800
Station Casinos LLC‡
2024 Term Loan B,
5.652%, 03/14/31 1 mo. USD Term
SOFR + 2.000% 206,567
123,362
United Airlines, Inc.‡
2026 Term Loan B,
5.404%, 02/22/31 1 mo. USD Term
SOFR + 1.750% 123,863
209,475
Voyager Parent LLC‡
Repriced Term Loan B,
7.950%, 07/01/32 3 mo. USD Term
SOFR + 4.250% 209,805

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
210,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.442%, 10/01/32 3 mo. USD Term
SOFR + 3.750% $ 205,045
219,837
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.402%, 08/01/30 1 mo. USD Term
SOFR + 2.750% 219,507
2,456,776
Consumer Staples (0.4%)
391,733
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.652%, 08/01/32 1 mo. USD Term
SOFR + 3.000% 393,936
109,175
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.152%, 07/16/32 1 mo. USD Term
SOFR + 2.500% 108,583
152,675
B&G Foods, Inc.‡
2024 Term Loan B,
7.152%, 10/10/29 1 mo. USD Term
SOFR + 3.500% 147,857
238,987
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD Term
SOFR + 3.750% 240,668
640,686
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.902%, 10/08/30 1 mo. USD Term
SOFR + 6.250% 625,149
19,507
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.413%, 12/31/30 3 mo. USD Term
SOFR + 3.750% 19,529
213,925
Opal Bidco SAS‡
USD Term Loan B4,
6.700%, 04/28/32 3 mo. USD Term
SOFR + 3.000% 215,040
337,710
Star Parent, Inc.‡
Term Loan B,
7.700%, 09/27/30 3 mo. USD Term
SOFR + 4.000% 338,239
208,428
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.663%, 06/30/28 3 mo. USD Term
SOFR + 4.000% 208,998
100,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.902%, 02/11/33 1 mo. USD Term
SOFR + 4.250% 100,953
106,976
United Natural Foods, Inc.‡
2024 Term Loan,
8.402%, 05/01/31 1 mo. USD Term
SOFR + 4.750% 107,752
2,506,704
PRINCIPAL
AMOUNT a a VALUE a
Energy (0.1%)
301,469
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD Term
SOFR + 3.250% $ 302,646
Financials (0.2%)
162,132
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.152%, 12/29/31 1 mo. USD Term
SOFR + 2.500% 161,221
132,768
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.152%, 06/13/31 1 mo. USD Term
SOFR + 2.500% 132,086
271,563
Dragon Buyer, Inc.‡
Term Loan B,
6.450%, 09/30/31 3 mo. USD Term
SOFR + 2.750% 260,428
156,400
Iron Mountain, Inc.‡
2023 Term Loan B,
5.652%, 01/31/31 1 mo. USD Term
SOFR + 2.000% 156,694
148,891
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.902%, 05/05/28 1 mo. USD Term
SOFR + 2.250% 149,750
125,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 125,625
40,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 40,150
210,000
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.200%, 07/30/32 3 mo. USD Term
SOFR + 2.500% 210,257
1,236,211
Health Care (0.0%)
232,582
Padagis LLC‡
Term Loan B,
8.689%, 07/06/28 3 mo. USD Term
SOFR + 4.750% 220,372
Industrials (0.3%)
206,863
ACProducts, Inc.‡
2021 Term Loan B,
8.211%, 05/17/28 3 mo. USD Term
SOFR + 4.250% 168,419
208,950
Blackfin Pipeline LLC‡
Term Loan B,
6.688%, 09/29/32 1 mo. USD Term
SOFR + 3.000% 210,866
213,662
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.402%, 09/08/32 1 mo. USD Term
SOFR + 2.750% 213,693

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
141,284
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.200%, 02/03/33 3 mo. USD Term
SOFR + 3.500% $ 141,697
291,656
EMRLD Borrower LP‡
2024 Term Loan B,
5.950%, 08/04/31 3 mo. USD Term
SOFR + 2.250% 292,392
206,341
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.402%, 03/28/31 1 mo. USD Term
SOFR + 2.750% 203,305
212,850
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.902%, 02/10/32 1 mo. USD Term
SOFR + 2.250% 213,269
417,047
TransDigm, Inc.‡
2023 Term Loan J,
6.152%, 02/28/31 1 mo. USD Term
SOFR + 2.500% 418,139
105,000
TransDigm, Inc.‡
2026 Term Loan N,
6.152%, 02/13/33 1 mo. USD Term
SOFR + 2.500% 105,292
1,967,072
Information Technology (0.2%)
287,935
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.673%, 07/30/31 3 mo. USD Term
SOFR + 3.000% 267,359
215,543
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.402%, 01/31/31 1 mo. USD Term
SOFR + 2.750% 202,946
82,929
Coherent Corp.‡
2025 Term Loan B2,
5.402%, 07/02/29 1 mo. USD Term
SOFR + 1.750% 83,240
207,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 207,311
261,940
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.402%, 11/28/28 1 mo. USD Term
SOFR + 3.750% 250,459
153,851
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.652%, 05/09/31 1 mo. USD Term
SOFR + 2.000% 154,043
1,165,358
Materials (0.1%)
104,738
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD Term
SOFR + 3.500% 104,685
228,387
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.902%, 02/18/30 1 mo. USD Term
SOFR + 3.250% 213,256
PRINCIPAL
AMOUNT a a VALUE a
155,745
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.434%, 05/03/28 3 mo. USD Term
SOFR + 2.500% $ 22,237
340,178
Other (0.1%)
333,743
Connect Finco SARL‡
2024 Extended Term Loan B,
8.152%, 09/27/29 1 mo. USD Term
SOFR + 4.500% 335,264
Special Purpose Acquisition Companies (0.0%)
55,000
Sword Purchaser LLC!
USD Term Loan B,
0.000%, 04/11/33 53,488
100,000
Sword Purchaser LLC‡
USD Term Loan B,
7.652%, 04/11/33 1 mo. USD Term
SOFR + 4.000% 97,250
150,738
TOTAL BANK LOANS
(Cost $12,932,774)
12,679,082
CONVERTIBLE BONDS (22.3%)
Communication Services (0.4%)
AST SpaceMobile, Inc.*µ
924,000 2.375%, 10/15/32 1,289,396
1,172,000 2.000%, 01/15/36 1,186,380
2,475,776
Consumer Discretionary (1.0%)
1,600,000 EUR Deutsche Lufthansa AG*~
0.000%, 09/10/32 1,886,459
251,000 Farfetch Ltd.@
0.000%, 05/01/27 2,189
3,810,000 NCL Corp. Ltd.µ
0.875%, 04/15/30 4,023,131
5,911,779
Consumer Staples (0.4%)
2,000,000 Revolution Medicines, Inc.µ
0.500%, 05/01/33 2,214,780
Energy (1.3%)
3,470,000 Liberty Energy, Inc.*
0.000%, 03/01/31 4,194,814
1,200,000 EUR Saipem SpA*
2.875%, 09/11/29 3,808,160
275,000 Sunedison, Inc.@
0.000%, 10/01/18 1,100
2,261,000 SunEdison, Inc.*@
0.000%, 01/15/20 9,044
8,013,118

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Financials (3.2%)
2,230,000 Dave, Inc.*
0.000%, 04/01/31 $ 2,765,111
Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)*§
3,000,000 0.000%, 01/29/29 4,206,990
1,100,000 Series 700H, 0.000%, 03/07/30~ 1,095,534
40,000,000 HKD Happy Ever Holdings Ltd.*
0.500%, 07/16/30 5,255,180
10,000,000 HKD Huatai Securities Co. Ltd.*
0.000%, 02/08/27 1,269,454
4,141,000 Realty Income Corp.*µ
3.500%, 01/15/29 4,306,516
18,898,785
Health Care (2.4%)
3,231,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 3,193,230
824,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 982,332
2,280,000 Guardant Health, Inc.*
0.000%, 05/15/33 2,383,147
2,224,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 2,318,253
3,932,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 5,284,490
14,161,452
Industrials (4.4%)
1,550,000 Astronics Corp.*
0.000%, 01/15/31 2,289,087
1,800,000 Avnet, Inc.*µ
1.750%, 09/01/30 2,357,262
4,891,000 Bloom Energy Corp.*
0.000%, 11/15/30 8,514,595
4,461,000 BWX Technologies, Inc.*µ
0.000%, 11/01/30 4,844,289
1,400,000 EUR Exail Technologies SA*
4.000%, 10/01/30 , 5 yr. EUR
Swap + 13.000% 2,257,698
1,920,000 OSI Systems, Inc.*^
0.500%, 02/01/31 2,049,254
20,000,000 CNY Zoomlion Heavy Industry Science &
Technology Co. Ltd.*
0.700%, 02/05/31 2,948,439
1,200,000 ZTO Express Cayman, Inc.*
0.925%, 03/01/31 1,233,504
26,494,128
Information Technology (4.5%)
420,000,000 JPY Advantest Corp.*~
0.000%, 03/28/31 3,190,879
2,200,000 EUR AIXTRON SE*
0.000%, 04/23/31 3,180,595
1,834,000 Lumentum Holdings, Inc.*µ
0.375%, 03/15/32 8,940,805
2,100,000 Nebius Group NV*
1.250%, 03/15/31 2,334,948
PRINCIPAL
AMOUNT a a VALUE a
2,070,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 $ 2,520,742
2,000,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 2,555,140
3,526,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 4,382,007
27,105,116
Materials (1.2%)
214,000 Amyris, Inc.@
0.000%, 11/15/26 916
1,644,000 First Majestic Silver Corp.*µ
0.125%, 01/15/31 2,011,237
3,400,000 Jinkai Investment Holdings Ltd.*~
0.000%, 02/05/31 3,187,330
1,800,000 KCC Corp.*
1.750%, 07/10/30 2,203,092
7,402,575
Utilities (3.5%)
4,348,000 CenterPoint Energy, Inc.*µ
3.000%, 08/01/28 4,613,663
4,300,000 Duke Energy Corp.*µ
3.000%, 03/15/29 4,311,997
1,850,000 Exelon Corp.*
3.250%, 03/15/29 1,874,457
7,700,000 EUR Iberdrola Finanzas SA Series IBE*
1.500%, 03/27/30 10,498,673
21,298,790
TOTAL CONVERTIBLE BONDS
(Cost $116,012,868)
133,976,299
CORPORATE BONDS (10.9%)
Airlines (0.1%)
147,905 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 147,919
176,045 American Airlines Pass-Through
Trust Series B, Class B
3.950%, 01/11/32 167,813
150,509 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 145,688
170,277 JetBlue Pass-Through Trust Series
1B, Class B
7.750%, 05/15/30 170,877
632,297
Communication Services (1.0%)
260,000 APi Group DE, Inc.*
4.750%, 10/15/29 255,021
80,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 83,101
CCO Holdings LLC/CCO Holdings
Capital Corp.*
210,000 7.000%, 02/01/33 207,272

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
250,000 4.250%, 01/15/34^ $ 209,743
195,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 198,502
Clear Channel Outdoor Holdings,
Inc.*
105,000 7.875%, 04/01/30 109,451
115,000 7.500%, 03/15/33 120,874
CSC Holdings LLC*
200,000 4.625%, 12/01/30 71,116
335,000 4.500%, 11/15/31 197,804
79,000 DirecTV Financing LLC*
8.875%, 02/01/30 80,552
DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
75,000 10.000%, 02/15/31 78,074
83,000 5.875%, 08/15/27 83,064
Discovery Global Holdings, Inc.
110,000 5.050%, 03/15/42 78,993
55,000 4.279%, 03/15/32 49,838
105,000 EW Scripps Co.*
9.875%, 08/15/30 105,384
325,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 330,909
54,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 55,294
352,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 363,982
555,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 571,700
195,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 182,512
Gray Media, Inc.*
105,000 7.250%, 08/15/33 107,046
110,000 5.375%, 11/15/31 86,204
215,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 195,441
55,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 52,962
52,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 54,097
135,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 129,299
105,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 106,246
205,000 Paramount Global
4.900%, 08/15/44 134,933
105,000 PR RNO Property Owner 1 LLC*††
6.500%, 05/01/31 104,134
Rogers Communications, Inc.‡
77,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 79,539
135,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 137,905
Scripps Escrow II, Inc.*
56,000 5.375%, 01/15/31 43,449
111,000 3.875%, 01/15/29^ 105,286
PRINCIPAL
AMOUNT a a VALUE a
105,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 $ 108,806
Sirius XM Radio LLC*
110,000 5.875%, 04/15/32 108,317
264,000 3.875%, 09/01/31^ 239,411
165,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 167,079
Time Warner Cable LLC
85,000 7.300%, 07/01/38 88,962
105,000 6.550%, 05/01/37 105,623
75,000 T-Mobile USA, Inc.
6.700%, 12/15/33 82,256
215,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 211,351
105,000 Univision Communications, Inc.*
8.500%, 07/31/31 106,661
5,988,193
Consumer Discretionary (2.3%)
310,000 Adams Homes, Inc.*
9.250%, 10/15/28 320,943
Adient Global Holdings Ltd.*
175,000 8.250%, 04/15/31 182,915
105,000 7.500%, 02/15/33^ 107,513
Advance Auto Parts, Inc.*
52,000 7.375%, 08/01/33 53,638
93,000 7.000%, 08/01/30 96,002
130,000 American Airlines Pass-Through
Trust Series B††
5.750%, 11/10/36 130,133
160,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 156,554
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
105,000 6.875%, 08/01/33 103,474
190,000 4.625%, 08/01/29 181,990
Bath & Body Works, Inc.
57,000 7.500%, 06/15/29 57,923
110,000 6.875%, 11/01/35 108,605
145,000 6.625%, 10/01/30* 147,078
250,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 244,937
Caesars Entertainment, Inc.*^
182,000 6.000%, 10/15/32 163,249
136,000 4.625%, 10/15/29 131,354
Carnival Corp.*µ
266,000 6.125%, 02/15/33^ 270,118
105,000 4.000%, 08/01/28 102,665
CCO Holdings LLC/CCO Holdings
Capital Corp.*
131,000 5.125%, 05/01/27 131,068
215,000 4.750%, 03/01/30 204,005
108,000 4.750%, 02/01/32 96,752
125,000 4.500%, 08/15/30 116,676
215,000 4.250%, 02/01/31 195,239

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
210,000 Century Communities, Inc.*
6.625%, 09/15/33 $ 209,215
Churchill Downs, Inc.*
105,000 6.750%, 05/01/31 107,469
108,000 5.750%, 04/01/30 107,879
157,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 160,614
265,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 264,878
117,000 Dana, Inc.
4.500%, 02/15/32 110,552
DISH DBS Corp.
370,000 7.375%, 07/01/28 361,993
102,000 5.125%, 06/01/29 93,938
220,000 DISH Network Corp.*
11.750%, 11/15/27 227,069
200,000 Empire Resorts, Inc.*
7.750%, 11/01/26 195,838
200,000 Flutter Treasury DAC*
5.875%, 06/04/31 199,186
220,000 Ford Motor Co.
6.100%, 08/19/32 224,244
Ford Motor Credit Co. LLC
275,000 7.200%, 06/10/30 290,914
350,000 4.000%, 11/13/30 328,863
110,000 General Motors Co.
5.200%, 04/01/45 96,329
goeasy Ltd.*^
133,000 7.625%, 07/01/29 119,238
210,000 6.875%, 02/15/31 174,630
Goodyear Tire & Rubber Co.^
315,000 5.625%, 04/30/33 282,779
110,000 5.250%, 07/15/31 100,136
Group 1 Automotive, Inc.*
125,000 6.375%, 01/15/30 127,006
93,000 4.000%, 08/15/28 90,606
158,467 Guitar Center, Inc.‡
12.000%, 08/19/32 47,540
36,834 JetBlue Pass-Through Trust Series
2019, Class B
8.000%, 05/15/29 36,306
103,000 Kohl's Corp.
5.550%, 07/17/45 62,450
220,000 Liberty Interactive LLC@
0.000%, 02/01/30 13,105
210,000 Life Time, Inc.*
6.000%, 11/15/31 213,121
202,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 200,814
210,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 215,872
110,000 Lithia Motors, Inc.*
5.500%, 10/01/30 109,512
140,000 M/I Homes, Inc.
3.950%, 02/15/30 133,104
Macy's Retail Holdings LLC
156,000 6.700%, 07/15/34* 148,943
PRINCIPAL
AMOUNT a a VALUE a
265,000 4.300%, 02/15/43 $ 177,773
410,000 MGM Resorts International^
6.500%, 04/15/32 415,867
287,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 280,766
NCL Corp. Ltd.*
105,000 6.750%, 02/01/32 104,617
118,000 6.250%, 09/15/33^ 114,285
110,000 5.875%, 01/15/31 107,148
Newell Brands, Inc.
105,000 8.500%, 06/01/28* 109,736
105,000 6.625%, 05/15/32^ 101,993
105,000 6.375%, 05/15/30^ 102,914
210,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 206,986
Patrick Industries, Inc.*
105,000 6.375%, 11/01/32 105,882
192,000 4.750%, 05/01/29 188,736
Penn Entertainment, Inc.*
210,000 6.750%, 04/01/31 208,272
130,000 4.125%, 07/01/29^ 123,683
110,000 QVC, Inc.@
0.000%, 08/15/34 53,199
23,472 Rite Aid Corp.
0.000%, 08/30/34 —
210,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 213,845
210,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 214,370
120,000 Saks Global Enterprises LLC*@
0.000%, 12/15/29 619
51,636 SGUS LLC*@
0.000%, 12/15/29 9,004
210,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 202,902
215,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 212,156
137,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 131,934
210,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 213,753
121,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 118,452
125,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 124,582
155,000 Staples, Inc.*
10.750%, 09/01/29 148,501
350,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 331,159

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
210,000 STL Holding Co. LLC*
8.750%, 02/15/29 $ 217,969
131,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 132,546
55,000 Viking Cruises Ltd.*
9.125%, 07/15/31 57,974
99,000 Voyager Parent LLC*
9.250%, 07/01/32 105,520
210,000 Whirlpool Corp.^
6.500%, 06/15/33 201,251
110,000 William Carter Co.*
7.375%, 02/15/31 113,211
220,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 221,034
13,729,613
Consumer Staples (0.7%)
206,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 201,110
110,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 114,381
200,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 201,202
210,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 208,639
Brink's Co.*
105,000 6.750%, 06/15/32 107,781
100,000 6.500%, 06/15/29 102,338
251,000 Central Garden & Pet Co.*
4.125%, 04/30/31 236,299
215,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 216,178
245,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 234,230
Energizer Holdings, Inc.*
105,000 6.000%, 09/15/33^ 100,445
252,000 4.375%, 03/31/29 242,646
105,000 Industrial F&B Investments III, Inc.*
7.750%, 02/11/33 106,202
210,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 212,543
MPH Acquisition Holdings LLC*
190,606 6.750%, 03/31/31 129,073
91,224 5.750%, 12/31/30 75,806
174,000 New Albertsons LP
7.750%, 06/15/26 174,564
210,000 Performance Food Group, Inc.*
5.625%, 03/01/34 205,737
Post Holdings, Inc.*
184,000 6.375%, 03/01/33 184,112
210,000 6.250%, 02/15/32 214,553
209,000 Prestige Brands, Inc.*
3.750%, 04/01/31 193,177
305,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 314,769
PRINCIPAL
AMOUNT a a VALUE a
150,000 United Natural Foods, Inc.*
6.750%, 10/15/28 $ 150,189
157,000 United Rentals North America, Inc.*
5.375%, 11/15/33 155,385
4,081,359
Energy (1.6%)
158,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 159,060
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
210,000 6.625%, 10/15/32 215,809
169,000 6.625%, 07/15/33 173,893
Buckeye Partners LP
79,000 6.875%, 07/01/29* 81,604
157,000 6.750%, 02/01/30* 162,424
135,000 5.850%, 11/15/43 123,722
210,000 CNX Resources Corp.*
5.875%, 03/01/34 208,433
250,000 Continental Resources, Inc.
4.900%, 06/01/44 200,332
160,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 163,730
Enbridge, Inc.‡
153,000 7.375%, 03/15/55^ , 5 yr. CMT
+ 3.122% 161,960
100,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 107,040
Energy Transfer LP‡
105,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 107,973
195,000 6.943%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 194,396
162,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 162,724
Genesis Energy LP/Genesis Energy
Finance Corp.
138,000 8.875%, 04/15/30 144,701
105,000 8.000%, 05/15/33 110,669
Hilcorp Energy I LP/Hilcorp Finance
Co.*
55,000 6.875%, 05/15/34 55,333
55,000 6.250%, 04/15/32 54,682
210,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 219,177
265,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 269,876
105,000 Kodiak Gas Services LLC*
5.875%, 04/01/31 105,846
210,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 217,442
213,000 Matador Resources Co.*
6.500%, 04/15/32 217,573
290,000 Nabors Industries, Inc.*
7.625%, 11/15/32 303,108
223,000 Oceaneering International, Inc.
6.000%, 02/01/28 223,876

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
105,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% $ 104,628
270,000 Plains All American Pipeline LP
Series B‡
8.024%, 05/30/26 , 3 mo. USD
Term SOFR + 4.372% 270,135
215,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 224,380
289,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 302,386
Sunoco LP*
160,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 165,885
315,000 6.625%, 08/15/32 322,116
210,000 6.250%, 07/01/33 214,620
210,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 214,689
210,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 207,371
TransCanada PipeLines Ltd.‡
55,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 55,439
110,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 110,573
Transocean International Ltd.*
190,000 8.500%, 05/15/31 201,197
157,000 7.875%, 10/15/32 168,361
Venture Global LNG, Inc.*
105,000 9.875%, 02/01/32 112,735
105,000 9.500%, 02/01/29 114,654
392,000 9.000%, 09/30/29‡ , 5 yr. CMT +
5.440% 387,739
265,000 8.375%, 06/01/31 276,244
155,000 8.125%, 06/01/28 158,663
110,000 7.000%, 01/15/30^ 113,292
Venture Global Plaquemines LNG
LLC*
210,000 6.500%, 01/15/34 220,124
160,000 6.500%, 06/15/34 167,120
52,000 6.125%, 12/15/30 53,665
190,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 189,557
320,000 WBI Operating LLC*
6.500%, 10/15/33 323,770
210,000 Weatherford International Ltd.*
6.750%, 10/15/33 217,951
290,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 298,796
9,341,473
Financials (1.8%)
Acrisure LLC/Acrisure Finance, Inc.*
179,000 8.250%, 02/01/29 179,687
170,000 6.750%, 07/01/32 167,703
PRINCIPAL
AMOUNT a a VALUE a
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
200,000 6.950%, 03/10/55^ , 5 yr. CMT
+ 2.720% $ 207,414
150,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 152,774
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
335,000 7.375%, 10/01/32 329,533
210,000 6.500%, 10/01/31 212,003
Ally Financial, Inc.‡
210,000 Series D, 7.100%, 08/15/31†† , 5
yr. CMT + 3.148% 209,933
300,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 299,589
100,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 96,116
219,000 AmWINS Group, Inc.*
4.875%, 06/30/29 211,953
105,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 102,722
Asurion LLC/Asurion Co-Issuer,
Inc.*
205,000 8.375%, 02/01/34 202,532
170,000 8.000%, 12/31/32 177,864
210,000 Azorra Finance Ltd.*
7.250%, 01/15/31 215,084
320,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 324,269
210,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 223,018
Brandywine Operating Partnership
LP
105,000 8.875%, 04/12/29 110,047
214,000 6.125%, 01/15/31^ 199,322
263,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 275,761
419,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 412,795
166,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 162,554
225,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 184,930
200,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 203,364
210,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 208,998
Credit Acceptance Corp.*
140,000 9.250%, 12/15/28 146,238
208,000 6.625%, 03/15/30 207,432

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
210,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 $ 206,619
210,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 221,117
105,000 Enstar Group Ltd.*^‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 109,267
First Citizens BancShares, Inc.‡
55,000 Series B, 7.908%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 55,394
160,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 160,971
105,000 GGAM Finance Ltd.*
5.875%, 03/15/30 105,843
HUB International Ltd.*
160,000 7.375%, 01/31/32 164,102
169,000 5.625%, 12/01/29 167,378
105,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 105,173
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
210,000 6.625%, 10/15/31 204,853
200,000 5.000%, 08/15/28 191,834
236,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 245,164
55,000 MetLife, Inc.^‡
5.850%, 03/15/56 , 5 yr. CMT +
1.817% 54,290
105,000 Newmark Group, Inc.
7.500%, 01/12/29 110,634
OneMain Finance Corp.
105,000 6.750%, 03/15/32 105,106
210,000 6.750%, 09/15/33 206,966
220,000 6.500%, 03/15/33 215,662
103,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 105,004
200,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 204,488
262,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 272,818
Reinsurance Group of America,
Inc.‡
105,000 6.650%, 09/15/55^ , 5 yr. CMT
+ 2.392% 106,899
110,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 107,801
Rocket Cos., Inc.*
157,000 6.375%, 08/01/33 159,496
104,000 6.125%, 08/01/30 105,694
PRINCIPAL
AMOUNT a a VALUE a
206,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 $ 191,430
210,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 212,287
55,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 56,980
265,000 StoneX Group, Inc.*
7.875%, 03/01/31 279,273
385,000 TrueNoord Capital DAC*
8.750%, 03/01/30 393,158
258,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 246,217
105,000 UWM Holdings LLC*
6.250%, 03/15/31 97,613
105,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 110,268
200,000 Wells Fargo & Co. Series GG^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 200,808
210,000 XHR LP*
6.625%, 05/15/30 215,237
11,119,479
Health Care (0.6%)
320,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 327,792
CHS/Community Health Systems,
Inc.*
126,000 10.875%, 01/15/32 135,493
127,000 6.875%, 04/15/29 124,997
435,000 6.125%, 04/01/30^ 387,002
27,000 5.250%, 05/15/30 25,518
DaVita, Inc.*
240,000 6.875%, 09/01/32 247,999
233,000 4.625%, 06/01/30 225,749
258,000 3.750%, 02/15/31 239,571
Embecta Corp.*
52,000 6.750%, 02/15/30 49,307
162,000 5.000%, 02/15/30^ 152,390
Encompass Health Corp.
110,000 4.750%, 02/01/30 108,335
110,000 4.500%, 02/01/28 109,249
118,000 IQVIA, Inc.*
6.250%, 06/01/32 120,528
322,000 Medline Borrower LP*
5.250%, 10/01/29 320,612
400,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 397,744
Tenet Healthcare Corp.
295,000 6.875%, 11/15/31 314,334
157,000 5.500%, 11/15/32* 156,920
270,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 270,896
3,714,436

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Industrials (0.9%)
237,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 $ 243,510
260,000 ACCO Brands Corp.*^
4.250%, 03/15/29 232,435
Arcosa, Inc.*
105,000 6.875%, 08/15/32 109,176
127,000 4.375%, 04/15/29 123,915
Bombardier, Inc.*
105,000 8.750%, 11/15/30 111,645
68,000 7.250%, 07/01/31 71,594
80,000 7.000%, 06/01/32 83,606
53,000 6.750%, 06/15/33 55,364
226,000 BWX Technologies, Inc.*
4.125%, 04/15/29 220,063
335,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 338,367
55,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 55,375
46,667 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 46,722
Deluxe Corp.*
105,000 8.125%, 09/15/29 109,706
282,000 8.000%, 06/01/29 285,426
EnerSys*
110,000 6.625%, 01/15/32 113,199
140,000 4.375%, 12/15/27 138,585
EquipmentShare.com, Inc.*
135,000 8.625%, 05/15/32 143,234
78,000 8.000%, 03/15/33 81,853
Graphic Packaging International
LLC*
85,000 4.750%, 07/15/27 84,452
102,000 3.500%, 03/01/29 96,723
Herc Holdings, Inc.*
105,000 7.250%, 06/15/33 109,991
105,000 7.000%, 06/15/30 109,326
105,000 6.625%, 06/15/29 107,682
157,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 79,612
360,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 356,321
232,000 Novelis Corp.*
4.750%, 01/30/30 222,483
210,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 213,343
210,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 195,537
Standard Building Solutions, Inc.*
50,000 6.500%, 08/15/32 50,575
157,000 6.250%, 08/01/33 157,064
210,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 220,011
TransDigm, Inc.*
80,000 7.125%, 12/01/31 83,043
225,000 6.875%, 12/15/30 232,103
155,000 6.750%, 08/15/28 157,237
52,000 6.625%, 03/01/32 53,479
PRINCIPAL
AMOUNT a a VALUE a
49,912 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 $ 48,780
160,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 163,104
Williams Scotsman, Inc.*
80,000 6.625%, 06/15/29 82,170
128,000 4.625%, 08/15/28 126,678
5,513,489
Information Technology (0.5%)
Block, Inc.*
53,000 6.000%, 08/15/33 53,014
105,000 5.625%, 08/15/30 105,155
160,000 CACI International, Inc.*
6.375%, 06/15/33 163,838
157,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 140,955
126,000 Coherent Corp.*
5.000%, 12/15/29 124,749
Fair Isaac Corp.*
79,000 6.000%, 05/15/33 77,993
93,000 4.000%, 06/15/28 90,891
245,000 KBR, Inc.*
4.750%, 09/30/28 241,222
62,003 LivePerson, Inc.*
10.000%, 12/15/29 39,682
55,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 57,201
167,000 ON Semiconductor Corp.*
3.875%, 09/01/28 162,797
110,000 Open Text Corp.*
6.900%, 12/01/27 112,552
Open Text Holdings, Inc.*
55,000 4.125%, 02/15/30 49,589
136,000 4.125%, 12/01/31^ 116,245
315,000 TTM Technologies, Inc.*
4.000%, 03/01/29 305,440
Twilio, Inc.^
57,000 3.875%, 03/15/31 53,373
150,000 3.625%, 03/15/29 144,262
254,000 UKG, Inc.*
6.875%, 02/01/31 247,332
295,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 281,138
210,000 Zebra Technologies Corp.*
6.500%, 06/01/32 214,171
200,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 162,702
2,944,301
Materials (0.7%)
210,000 Avient Corp.*
6.250%, 11/01/31 213,114
210,000 Capstone Copper Corp.*
6.750%, 03/31/33 213,875
190,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 201,651

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
210,000 Century Aluminum Co.*
6.875%, 08/01/32 $ 217,699
Chemours Co.*
180,000 8.000%, 01/15/33 185,877
105,000 7.875%, 03/15/34 107,485
410,000 Clearwater Paper Corp.*
4.750%, 08/15/28 361,456
210,000 Coeur Mining, Inc.*
6.875%, 04/01/32 217,060
250,000 Constellium SE*
6.375%, 08/15/32 256,428
356,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 236,074
210,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 218,625
265,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 265,766
210,000 Knife River Corp.*
7.750%, 05/01/31 218,438
Mercer International, Inc.
95,000 12.875%, 10/01/28* 47,834
229,000 5.125%, 02/01/29 93,244
210,000 Olin Corp.*
6.625%, 04/01/33 208,505
210,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 214,950
200,000 Silgan Holdings, Inc.
4.125%, 02/01/28 196,794
210,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 208,891
210,000 Terex Corp.*
6.250%, 10/15/32 213,450
98,654 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 2,453
WR Grace Holdings LLC*
55,000 7.000%, 08/01/33 54,965
210,000 6.625%, 08/15/32 208,620
4,363,254
Other (0.4%)
210,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 215,935
85,706 Claritev Corp. Series B*
6.750%, 03/31/31 56,167
EchoStar Corp.
542,740 10.750%, 11/30/29 589,068
218,446 6.750%, 11/30/30 221,956
100,000 Gen Digital, Inc.*
6.750%, 09/30/27 100,610
105,000 Graham Holdings Co.*
5.625%, 12/01/33 104,024
200,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 212,526
PRINCIPAL
AMOUNT a a VALUE a
157,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 $ 163,743
285,000 Rfna LP*
7.875%, 02/15/30 282,472
210,000 SM Energy Co.*^
7.000%, 08/01/32 215,678
105,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 110,469
2,272,648
Real Estate (0.1%)
105,000 Forestar Group, Inc.*
6.500%, 03/15/33 105,567
150,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 146,456
163,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 159,311
411,334
Special Purpose Acquisition Companies (0.0%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
175,000 6.750%, 01/15/30 169,512
107,000 4.625%, 01/15/29 104,225
273,737
Utilities (0.2%)
110,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 112,233
110,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 112,413
158,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 164,980
105,000 Emera U.S. Finance LLC Series A‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 105,377
165,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 170,013
165,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 167,848
110,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 109,553
158,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 163,592
79,000 PPL Capital Funding, Inc. Series A‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 77,872

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Vistra Corp.*‡
50,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% $ 50,486
105,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 105,482
55,000 Xcel Energy, Inc.‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 54,426
1,394,275
TOTAL CORPORATE BONDS
(Cost $66,652,914)
65,779,888
SOVEREIGN BONDS (3.8%)
Other (3.8%)
72,000,000 MXN Mexico Bonos
7.750%, 05/29/31 3,966,214
70,500,000 MXN Mexico Bonos
8.500%, 03/02/28 4,093,992
69,900,000 MXN Mexico Bonos
8.500%, 02/28/30 4,004,009
63,000,000 ZAR Republic of South Africa
Government Bonds
7.000%, 02/28/31 3,582,179
60,000,000 ZAR Republic of South Africa
Government Bonds
8.000%, 01/31/30 3,581,885
62,000,000 ZAR Republic of South Africa
Government Bonds
8.250%, 03/31/32 3,678,956
TOTAL SOVEREIGN BONDS
(Cost $23,251,096)
22,907,235
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (86.2%)
Communication Services (9.2%)
61,285 Alphabet, Inc. - Class Aµ 23,582,468
63,800 AST SpaceMobile, Inc.#µ 4,714,820
3,751 Audacy, Inc.# 11,253
1,735 Cumulus Media, Inc. - Class A# 5
5,455 Meta Platforms, Inc. - Class Aµ 3,337,969
18,760 Millicom International Cellular SAµ 1,592,349
81,416 ZAR MTN Group Ltd. 1,024,871
4,575 Optimum Communications, Inc. -
Class A#µ 7,229
95,648 EUR Orange SA 1,991,616
1,228,400 SGD Singapore Telecommunications
Ltd.~ 4,449,016
121,840 KRW SK Telecom Co. Ltd. (ADR)^ 6,735,704
8,800 JPY SKY Perfect JSAT Corp.~ 192,128
84,800 JPY SoftBank Group Corp.~ 2,896,667
26,900 BRL TIM SA 139,883
1,176,545 GBP Vodafone Group PLC~ 1,872,054
NUMBER OF
SHARES b b VALUE b
26,395 Walt Disney Co.µ $ 2,738,481
55,286,513
Consumer Discretionary (6.9%)
139,605 HKD Alibaba Group Holding Ltd.~ 2,566,826
40,710 Amazon.com, Inc.#µ 10,790,592
315,000 SAR Americana Restaurants
International PLC - Foreign Co. 171,848
16,500 INR Bharat Forge Ltd. 330,384
9,000 JPY BuySell Technologies Co. Ltd. 192,891
34,180 KRW Hyundai Motor Co. 12,388,875
161,219 HKD JD.com, Inc. - Class A~ 2,442,487
123,000 HKD Li Ning Co. Ltd.~ 320,227
1,020 EUR LVMH Moet Hennessy Louis Vuitton
SE~ 544,893
120,000 HKD Minth Group Ltd.~ 524,793
6,400 JPY Nextage Co. Ltd.~ 140,482
44,620 NIO, Inc. (ADR)# 285,122
2,100 JPY Open House Group Co. Ltd.~ 123,593
345 Rite Aid Corp.# 345
236,800 HKD Sands China Ltd.~ 496,843
12,400 EUR Schaeffler AG 117,895
12,360 Tesla, Inc.#µ 4,716,947
60,210 Viking Holdings Ltd.#µ 4,931,801
14,570 EUR Westwing Group SE# 227,260
41,314,104
Consumer Staples (1.4%)
5,600 Constellation Brands, Inc. - Class Aµ 876,848
2,600 CNY Kweichow Moutai Co. Ltd. - Class A 526,997
32,985 Philip Morris International, Inc.µ 5,444,834
8,680 PriceSmart, Inc.^µ 1,362,065
8,210,744
Energy (3.0%)
7,730 Cameco Corp. 951,099
22,200 CAD CES Energy Solutions Corp.~ 316,080
885 Cheniere Energy Partners LP~ 59,313
35,050 Denison Mines Corp.#^ 134,241
12,635 Energy Transfer LP~ 255,101
5,810 Enterprise Products Partners LP 224,847
1,826 EP Energy Corp.# 1,826
36,600 Exxon Mobil Corp.µ 5,648,478
83,900 Halliburton Co.µ 3,548,970
95,519 TechnipFMC PLCµ 7,218,371
18,358,326
Financials (9.6%)
213,300 EUR Alpha Bank SA 856,022
151,620 Banco Bradesco SA (ADR) 588,286
10,800 EUR Bank of Cyprus Holdings PLC 117,038
26,990 EUR BAWAG Group AG*~ 4,622,058
4,010 ZAR Capitec Bank Holdings Ltd. 1,040,994
33,400 Citigroup, Inc.µ 4,274,532
2,020 Credicorp Ltd. 654,823

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
37,965 EUR Erste Group Bank AG~ $ 4,194,981
138,400 EUR Eurobank SA 602,185
5,200 Goldman Sachs Group, Inc.µ 4,803,604
7,130 Grupo Cibest SA (ADR) 486,195
116,389 Itau Unibanco Holding SA (ADR) 1,012,584
14,575 JPMorgan Chase & Co.µ 4,565,327
48,530 KRW KB Financial Group, Inc. 5,314,283
26,593 KRW Mirae Asset Securities Co. Ltd. 1,181,207
29,400 JPY Mizuho Financial Group, Inc.~ 1,264,279
14,900 INR Multi Commodity Exchange of
India Ltd. 469,044
4,600 JPY Nishi-Nippon Financial Holdings,
Inc.~ 115,502
142,500 JPY ORIX Corp.~ 4,796,050
4,600 HUF OTP Bank Nyrt 616,993
3,440 GBP Plus500 Ltd.~ 208,958
3,300 EUR Revo Insurance SpA 98,763
398,870 MYR RHB Bank Bhd. 817,525
7,040 KRW Samsung Life Insurance Co. Ltd. 1,197,358
24,653 SAR Saudi National Bank 258,197
12,000 JPY Shiga Bank Ltd.~ 147,945
106,000 INR Shriram Finance Ltd. 1,055,527
7,000 CAD Stack Capital Group, Inc.# 137,800
92,884 INR State Bank of India 1,054,052
125,000 Sumitomo Mitsui Financial Group,
Inc. (ADR)^ 2,653,750
4,670 ILS Tel Aviv Stock Exchange Ltd. 234,985
109,990 EUR UniCredit SpA~ 8,500,287
57,941,134
Health Care (5.7%)
6,300 JPY Asahi Intecc Co. Ltd.~ 132,568
910 Ascendis Pharma AS (ADR)#µ 208,736
30,880 GBP AstraZeneca PLC~ 5,858,622
18,400 Cardinal Health, Inc.µ 3,548,992
7,500 Eli Lilly & Co.µ 7,009,500
10,104 GE HealthCare Technologies, Inc.µ 614,727
14,200 Gilead Sciences, Inc.µ 1,857,928
4,860 Humana, Inc.µ 1,149,099
20,945 Johnson & Johnsonµ 4,814,208
78,573 Novo Nordisk AS (ADR) 3,317,352
115,940 Royalty Pharma PLC - Class Aµ 5,807,435
34,319,167
Industrials (13.2%)
37,029 EUR Alstom SA#~ 744,071
2,113 Ardagh Holdings SA# 15,128
32,629 GBP Ceres Power Holdings PLC#~ 276,073
1,400 Comfort Systems USA, Inc.µ 2,576,350
29,800 CNY Contemporary Amperex Technology
Co. Ltd. - Class A 1,912,901
13,800 KRW Daewoo Engineering &
Construction Co. Ltd.# 330,727
8,370 KRW Doosan Enerbility Co. Ltd.# 729,468
4,310 DKK DSV AS~ 1,060,001
NUMBER OF
SHARES b b VALUE b
930 EUR Exail Technologies SA#~ $ 135,331
4,625 EUR Exosens SAS~ 353,189
49,000 JPY FANUC Corp.~ 2,164,480
1,380 DKK FLSmidth & Co. AS~ 102,496
63,000 JPY Fujikura Ltd.~ 2,430,728
8,595 GE Vernova, Inc.µ 9,312,339
1,370 KRW Hanwha Aerospace Co. Ltd. 1,315,953
136,700 JPY Harmonic Drive Systems, Inc.~ 4,660,312
670 KRW HD Hyundai Heavy Industries Co.
Ltd. 312,016
4,140 INR Hitachi Energy India Ltd. 1,471,472
2,180 EUR HOCHTIEF AG~ 1,172,467
3,579 KRW Hyosung Heavy Industries Corp. 9,641,145
620 KRW Hyundai Glovis Co. Ltd. 95,730
4,550 GBP IMI PLC~ 173,301
591,000 HKD Impro Precision Industries Ltd.* 787,197
74,900 PHP International Container Terminal
Services, Inc. 868,066
99,000 JPY Kandenko Co. Ltd.~ 4,318,529
6,100 TWD Kinik Co. 106,324
57,800 INR KRN Heat Exchanger &
Refrigeration Ltd.# 796,737
121,300 JPY Mitsubishi Electric Corp.~ 4,867,887
40,900 JPY Mitsubishi Heavy Industries Ltd.~ 1,220,696
28,620 INR MTAR Technologies Ltd.#* 2,025,349
12,840 SEK Munters Group AB* 283,069
700 JPY Nitto Boseki Co. Ltd.~ 128,612
1,060 EUR Pfisterer Holding SE# 129,053
770 KRW Rainbow Robotics# 350,653
476,630 GBP Rolls-Royce Holdings PLC~ 7,669,719
5,200 KRW Samsung C&T Corp. 1,062,383
54,502 CNY Shanghai International Airport Co.
Ltd. - Class A 217,690
14,375 EUR Siemens Energy AG~ 3,046,375
17,200 CNY Sieyuan Electric Co. Ltd. - Class A 492,561
3,995 KRW SK Square Co. Ltd.# 2,325,093
21,350 TWD Syntec Technology Co. Ltd. 1,733,770
20,385 Waste Management, Inc.µ 4,740,532
343,800 CNY Weichai Power Co. Ltd. - Class A 1,581,246
79,737,219
Information Technology (33.3%)
14,665 Advanced Micro Devices, Inc.#µ 5,198,596
8,400 JPY Advantest Corp.~ 1,568,436
63,000 SGD AEM Holdings Ltd.# 365,537
32,800 TWD All Ring Tech Co. Ltd. 1,252,600
15,400 TWD Asia Vital Components Co. Ltd. 1,409,921
7,100 ASML Holding NVµ 10,216,829
3,360 TWD ASPEED Technology, Inc. 1,806,243
2,450 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 126,070
17,259 Broadcom, Inc.^~ 7,204,424
25,400 TWD Chroma ATE, Inc. 1,735,590
123,700 TWD Compeq Manufacturing Co. Ltd. 964,605

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
50,900 TWD Delta Electronics, Inc. $ 3,569,385
11,650 TWD Elite Material Co. Ltd. 1,735,904
1,560 Fabrinet#µ 1,066,213
290 KRW Hyundai Autoever Corp. 89,607
4,400 JPY Ibiden Co. Ltd.~ 376,333
56,670 EUR Indra Sistemas SA~ 3,259,338
79,040 Intel Corp.# 7,467,699
7,100 EUR Jenoptik AG 279,414
5,000 JPY Keyence Corp.~ 2,293,330
7,200 JPY Kioxia Holdings Corp.#~ 1,742,102
23,000 HKD Knowledge Atlas Technology JSC
Ltd. - Class H# 2,628,613
398,400 CAD Kraken Robotics, Inc.#^ 2,290,650
16,300 TWD LandMark Optoelectronics Corp. 1,413,911
1,060 Lumentum Holdings, Inc.#µ 956,459
15,700 TWD MediaTek, Inc. 1,310,661
3,000 JPY Micronics Japan Co. Ltd.~ 252,227
17,220 Microsoft Corp.µ 7,021,972
18,780 HKD Minimax Group, Inc.#^ 1,754,593
27,920 CNY Montage Technology Co. Ltd. -
Class A 716,988
15,000 CNY NAURA Technology Group Co. Ltd.
- Class A 1,186,686
1,090 ILS Next Vision Stabilized Systems Ltd. 124,946
540,000 EUR Nokia OYJ 6,861,544
133,810 NVIDIA Corp.^ 26,704,462
9,700 JPY Optex Group Co. Ltd.~ 180,437
16,450 Palantir Technologies, Inc. - Class
A# 2,288,360
1,600 TWD Phison Electronics Corp. 100,121
3,190 KRW Robotis Co. Ltd.# 693,965
3,510 KRW Samsung Electro-Mechanics Co.
Ltd. 2,013,635
146,085 KRW Samsung Electronics Co. Ltd. 21,998,587
650 KRW Samsung SDI Co. Ltd.# 307,845
700 JPY Seikoh Giken Co. Ltd. 130,173
59,400 CNY Shengyi Technology Co. Ltd. - Class
A 673,360
7,370 KRW SK Hynix, Inc. 6,572,330
26,740 EUR STMicroelectronics NV 1,457,071
18,000 CNY Suzhou TFC Optical Communication
Co. Ltd. - Class A 813,696
714,400 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 49,594,969
20,780 Tower Semiconductor Ltd.#µ 4,593,419
71,600 TWD Tripod Technology Corp. 1,031,558
14,300 TWD Universal Microwave Technology,
Inc. 711,484
3,700 JPY Yamaichi Electronics Co. Ltd.~ 246,865
200,359,763
Materials (2.0%)
143,201 CAD Alamos Gold, Inc. - Class A~ 5,713,913
8,600 JPY Carlit Co. Ltd.~ 150,206
54,515 Cemex SAB de CV (ADR) 670,534
NUMBER OF
SHARES b b VALUE b
182,000 HKD China Hongqiao Group Ltd.~ $ 770,414
61,950 CAD Hudbay Minerals, Inc.~ 1,432,966
8,840 KRW HVM Co. Ltd.# 533,639
95,975 AUD Lynas Rare Earths Ltd.#~ 1,361,518
5,921 Southern Copper Corp.µ 1,016,576
45,000 AUD Westgold Resources Ltd.~ 178,704
11,828,470
Real Estate (0.1%)
745,000 MYR IOI Properties Group Bhd. 779,684
47,000 HKD Kerry Properties Ltd.~ 143,056
922,740
Utilities (1.8%)
319,000 INR Adani Power Ltd.# 751,403
83,500 BRL Axia Energia SA 1,046,321
45,801 EUR Engie SA# 1,508,884
1,000 EUR Grenergy Renovables SA#^ 141,915
12,700 EUR Italgas SpA~ 153,414
25,950 EUR RWE AGµ 1,889,484
142,450 GBP SSE PLC~ 5,100,331
10,591,752
TOTAL COMMON STOCKS
(Cost $476,809,452)
518,869,932
CONVERTIBLE PREFERRED STOCKS (6.6%)
Industrials (2.8%)
234,875
Boeing Co.
6.000%, 10/15/27
16,957,975
Information Technology (1.1%)
33,100
Microchip Technology, Inc.
7.500%, 03/15/28 2,603,977
84,000
Oracle Corp.#
6.500%, 01/15/29 4,088,280
6,692,257
Utilities (2.7%)#
108,400
NextEra Energy, Inc.
7.375%, 02/15/29 5,693,168
115,000
PPL Corp.
7.000%, 02/15/29 5,800,600
89,500
Southern Co.
7.125%, 12/15/28 4,656,685
16,150,453
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $39,270,000)
39,800,685

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (2.6%)
Other (2.6%)
186,760
iShares J.P. Morgan EM Local
Currency Bond ETF $ 7,800,965
310,000
VanEck J. P. Morgan EM Local
Currency Bond ETF^ 7,923,600
15,724,565
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $15,613,259)
15,724,565
PREFERRED STOCKS (0.0%)
Communication Services (0.0%)
9,440
Qwest Corp.
6.500%, 09/01/56 173,224
1,701
Telephone & Data Systems, Inc.
6.625%, 05/29/26 36,453
T-Mobile USA, Inc.#µ
1,429 5.500%, 03/01/70 31,724
163 5.500%, 06/01/70 3,617
1,770 6.250%, 09/01/69 44,161
289,179
TOTAL PREFERRED STOCKS
(Cost $273,414)
289,179
WARRANTS (0.0%)#
Communication Services (0.0%)
679 Audacy Capital Corp.
09/30/28, Strike $0.00 —
113 Audacy Capital Corp.
09/30/28, Strike $0.00 —
—
Energy (0.0%)
13,401 McDermott International Ltd.
06/30/27, Strike $0.00 2
12,061 McDermott International Ltd.
06/30/27, Strike $0.00 1
3
TOTAL WARRANTS
(Cost $5,152)
3
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.7%)#
Consumer Discretionary (0.0%)
14
2,509,682
MercadoLibre, Inc. Call, 05/15/26,
Strike $1,900.00 60,060
1,250
2,272,500
Norwegian Cruise Line Holdings
Ltd. Call, 05/15/26, Strike $25.00 5,000
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
147
1,247,736
Sea Ltd. Call, 05/15/26, Strike
$95.00 $ 37,485
102,545
Consumer Staples (0.3%)
967
6,211,041
Darling Ingredients, Inc. Call,
07/17/26, Strike $45.00 1,846,970
Information Technology (0.5%)
547
14,842,845
Apple, Inc. Call, 11/20/26, Strike
$275.00 1,248,527
212
8,849,516
Broadcom, Inc. Call, 06/18/26,
Strike $400.00 859,660
418
8,342,026
NVIDIA Corp. Call, 06/18/26, Strike
$200.00 528,770
2,636,957
Materials (0.0%)
144
2,472,336
Southern Copper Corp. Call,
06/18/26, Strike $180.00 125,280
Other (0.9%)
1,130
75,454,620
Invesco QQQ Trust Put, 05/15/26,
Strike $595.00 57,065
675
45,072,450
Invesco QQQ Trust Put, 05/15/26,
Strike $600.00 40,162
4,000
40,928,000
iShares MSCI EAFE ETF Put,
12/18/26, Strike $99.00 1,898,000
6,321
64,676,472
iShares MSCI EAFE ETF Put,
05/15/26, Strike $100.00 404,544
6,580
42,105,420
iShares MSCI Emerging Markets
ETF Put, 11/20/26, Strike $60.00 2,141,790
4,351
27,842,049
iShares MSCI Emerging Markets
ETF Put, 05/15/26, Strike $62.00 280,640
5,454
26,953,668
iShares MSCI India ETF Call,
06/18/26, Strike $52.00 286,335
8,865
25,504,605
KraneShares CSI China Internet ETF
Call, 06/18/26, Strike $33.00 221,625
654
1,440,762
Petroleo Brasileiro SA - Petrobras
Call, 06/18/26, Strike $20.00 164,154
5,494,315
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $13,320,433)
10,206,067
TOTAL INVESTMENTS (136.2%)
(Cost $764,305,934)
820,400,939
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-8.1%)
(48,500,000)
LIABILITIES, LESS OTHER ASSETS (-28.1%)
(169,747,173)
NET ASSETS (100.0%) $ 602,153,766

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $317,840,005.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $3,924,827.
@ In default status and considered non-income producing.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^ Security, or portion of security, is on loan.
†† When-issued security.
# Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ZAR South African Rand
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 409,561,814 49 .7%
South Korea 77,393,295 9 .5%
Taiwan 68,477,047 8 .3%
Japan 42,578,085 5 .2%
All other countries less than 5% $ 221,880,722 27 .2%
Total Investments $820,400,939 100 .0%
Country exposure may vary over time.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 1):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 168,004 $ — $ 168,004
Bank Loans 71 — 12,679,082 — 12,679,082
Convertible Bonds 44 — 133,976,299 — 133,976,299
Corporate Bonds 400 — 65,779,888 — 65,779,888
Sovereign Bonds 6 — 22,907,235 — 22,907,235
Common Stocks 210 237,863,666 281,006,266 — 518,869,932
Convertible Preferred Stocks 6 39,800,685 — — 39,800,685
Exchange-Traded Funds 2 15,724,565 — — 15,724,565
Preferred Stocks 5 289,179 — — 289,179
Warrants 4 3 — — 3
Exchange-Traded Purchased Options 17 10,206,067 — — 10,206,067
Total $ 303,884,165 $ 516,516,774 $ — $ 820,400,939
SECTOR WEIGHTINGS
Information Technology 28 .2%
Industrials 15 .3
Financials 10 .4
Communication Services 7 .7
Consumer Discretionary 7 .4
Health Care 6 .1
Utilities 5 .8
Other 5 .5
Energy 4 .2
Materials 2 .8
Consumer Staples 2 .2
Real Estate 0 .2
Airlines 0 .1
Special Purpose
Acquisition Companies 0.0
Sector weightings are based on total
investments and may vary over time. Sector
Weightings exclude any government/
sovereign bonds or options on broad market
indexes the Fund may hold.

Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
BANK LOANS (1.4%)i
Communication Services (0.3%)
55,000
Altice France SA!
2025 USD Term Loan B14,
0.000%, 05/31/31 $ 56,129
34,411
Altice France SA‡
2025 USD Term Loan B14,
10.548%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 35,118
11,210
Audacy Capital Corp.‡
2024 Term Loan B,
9.767%, 10/01/29 1 mo. USD Term
SOFR + 6.000% 8,912
981
Audacy Capital Corp.‡
2024 Term Loan A,
10.767%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 975
24,624
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.902%, 11/22/28 1 mo. USD Term
SOFR + 2.250% 24,651
49,773
iHeartCommunications, Inc.‡
2024 Term Loan,
9.542%, 05/01/29 1 mo. USD Term
SOFR + 5.775% 48,628
45,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.902%, 03/29/32 1 mo. USD Term
SOFR + 3.250% 45,209
24,276
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD Term
SOFR + 2.750% 22,807
20,000
Versant Media Group, Inc.!
Term Loan B,
0.000%, 01/30/31 20,065
40,000
Versant Media Group, Inc.‡
Term Loan B,
7.200%, 01/30/31 3 mo. USD Term
SOFR + 3.500% 40,130
20,000
ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 20,086
4,987
ViaSat, Inc.‡
2023 Term Loan,
8.267%, 05/30/30 1 mo. USD Term
SOFR + 4.500% 5,008
45,000
Virgin Media Bristol LLC!
2020 USD Term Loan Q,
0.000%, 01/31/29 44,175
371,893
Consumer Discretionary (0.3%)
44,550
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
7.012%, 02/03/33 3 mo. USD Term
SOFR + 3.250% 44,606
PRINCIPAL
AMOUNT a a VALUE a
44,888
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.950%, 09/12/32 3 mo. USD Term
SOFR + 3.250% $ 45,154
44,439
Life Time Fitness, Inc.‡
2025 Term Loan,
5.657%, 11/05/31 1 mo. USD Term
SOFR + 2.000% 44,627
34,537
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.152%, 05/30/29 1 mo. USD Term
SOFR + 5.500% 34,775
42,500
PetSmart, Inc.‡
2025 USD Term Loan B,
7.652%, 08/18/32 1 mo. USD Term
SOFR + 4.000% 42,726
49,000
Station Casinos LLC‡
2024 Term Loan B,
5.652%, 03/14/31 1 mo. USD Term
SOFR + 2.000% 49,182
37,101
United Airlines, Inc.‡
2026 Term Loan B,
5.404%, 02/22/31 1 mo. USD Term
SOFR + 1.750% 37,252
44,888
Voyager Parent LLC‡
Repriced Term Loan B,
7.950%, 07/01/32 3 mo. USD Term
SOFR + 4.250% 44,958
45,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.442%, 10/01/32 3 mo. USD Term
SOFR + 3.750% 43,938
387,218
Consumer Staples (0.3%)
81,876
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.652%, 08/01/32 1 mo. USD Term
SOFR + 3.000% 82,337
34,475
B&G Foods, Inc.‡
2024 Term Loan B,
7.152%, 10/10/29 1 mo. USD Term
SOFR + 3.500% 33,387
49,875
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD Term
SOFR + 3.750% 50,226
130,117
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.902%, 10/08/30 1 mo. USD Term
SOFR + 6.250% 126,962
3,546
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.413%, 12/31/30 3 mo. USD Term
SOFR + 3.750% 3,550
66,178
Star Parent, Inc.‡
Term Loan B,
7.700%, 09/27/30 3 mo. USD Term
SOFR + 4.000% 66,281

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
44,663
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.663%, 06/30/28 3 mo. USD Term
SOFR + 4.000% $ 44,785
20,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.902%, 02/11/33 1 mo. USD Term
SOFR + 4.250% 20,191
427,719
Energy (0.0%)
58,790
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD Term
SOFR + 3.250% 59,020
Financials (0.1%)
29,724
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.152%, 06/13/31 1 mo. USD Term
SOFR + 2.500% 29,571
30,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 30,150
10,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 10,038
40,000
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.200%, 07/30/32 3 mo. USD Term
SOFR + 2.500% 40,049
109,808
Industrials (0.2%)
44,775
Blackfin Pipeline LLC‡
Term Loan B,
6.688%, 09/29/32 1 mo. USD Term
SOFR + 3.000% 45,186
44,712
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.402%, 09/08/32 1 mo. USD Term
SOFR + 2.750% 44,719
26,491
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.200%, 02/03/33 3 mo. USD Term
SOFR + 3.500% 26,568
59,326
EMRLD Borrower LP‡
2024 Term Loan B,
5.950%, 08/04/31 3 mo. USD Term
SOFR + 2.250% 59,476
44,216
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.402%, 03/28/31 1 mo. USD Term
SOFR + 2.750% 43,565
83,513
TransDigm, Inc.‡
2023 Term Loan J,
6.152%, 02/28/31 1 mo. USD Term
SOFR + 2.500% 83,731
PRINCIPAL
AMOUNT a a VALUE a
20,000
TransDigm, Inc.‡
2026 Term Loan N,
6.152%, 02/13/33 1 mo. USD Term
SOFR + 2.500% $ 20,056
323,301
Information Technology (0.1%)
45,159
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.673%, 07/30/31 3 mo. USD Term
SOFR + 3.000% 41,932
40,700
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 40,761
49,388
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.402%, 11/28/28 1 mo. USD Term
SOFR + 3.750% 47,223
33,264
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.652%, 05/09/31 1 mo. USD Term
SOFR + 2.000% 33,306
163,222
Materials (0.0%)
19,950
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD Term
SOFR + 3.500% 19,940
Other (0.1%)
64,746
Connect Finco SARL‡
2024 Extended Term Loan B,
8.152%, 09/27/29 1 mo. USD Term
SOFR + 4.500% 65,041
Special Purpose Acquisition Companies (0.0%)
10,000
Sword Purchaser LLC!
USD Term Loan B,
0.000%, 04/11/33 9,725
20,000
Sword Purchaser LLC‡
USD Term Loan B,
7.652%, 04/11/33 1 mo. USD Term
SOFR + 4.000% 19,450
29,175
TOTAL BANK LOANS
(Cost $1,958,941)
1,956,337
CONVERTIBLE BONDS (22.7%)
Communication Services (0.4%)
AST SpaceMobile, Inc.*µ
217,000 2.375%, 10/15/32 302,813
324,000 2.000%, 01/15/36 327,975
630,788

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Consumer Discretionary (1.0%)
400,000 EUR Deutsche Lufthansa AG*µ
0.000%, 09/10/32 $ 471,615
880,000 NCL Corp. Ltd.µ
0.875%, 04/15/30 929,227
1,400,842
Consumer Staples (0.4%)
467,000 Revolution Medicines, Inc.µ
0.500%, 05/01/33 517,151
Energy (1.4%)
811,000 Liberty Energy, Inc.*
0.000%, 03/01/31 980,402
300,000 EUR Saipem SpA*
2.875%, 09/11/29 952,040
1,932,442
Financials (2.8%)
520,000 Dave, Inc.*
0.000%, 04/01/31 644,779
Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)*§
800,000 0.000%, 01/29/29 1,121,864
300,000 Series 700H, 0.000%, 03/07/30~ 298,782
12,000,000 HKD Happy Ever Holdings Ltd.*
0.500%, 07/16/30 1,576,554
3,000,000 HKD Huatai Securities Co. Ltd.*
0.000%, 02/08/27 380,837
4,022,816
Health Care (2.3%)
746,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 737,279
193,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 230,085
530,000 Guardant Health, Inc.*
0.000%, 05/15/33 553,977
521,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 543,080
916,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 1,231,077
3,295,498
Industrials (3.9%)
360,000 Astronics Corp.*
0.000%, 01/15/31 531,659
1,188,000 Bloom Energy Corp.*
0.000%, 11/15/30 2,068,154
1,046,000 BWX Technologies, Inc.*µ
0.000%, 11/01/30 1,135,872
300,000 EUR Exail Technologies SA*
4.000%, 10/01/30 , 5 yr. EUR
Swap + 13.000% 483,792
450,000 OSI Systems, Inc.*
0.500%, 02/01/31 480,294
PRINCIPAL
AMOUNT a a VALUE a
4,000,000 CNY Zoomlion Heavy Industry Science &
Technology Co. Ltd.*
0.700%, 02/05/31 $ 589,688
210,000 ZTO Express Cayman, Inc.*
0.925%, 03/01/31 215,863
5,505,322
Information Technology (5.0%)
100,000,000 JPY Advantest Corp.*~
0.000%, 03/28/31 759,733
500,000 EUR AIXTRON SE*
0.000%, 04/23/31 722,862
420,000 Avnet, Inc.*
1.750%, 09/01/30 550,028
434,000 Lumentum Holdings, Inc.*µ
0.375%, 03/15/32 2,115,763
491,000 Nebius Group NV*
1.250%, 03/15/31 545,933
480,000 ON Semiconductor Corp.
0.500%, 03/01/29 584,520
600,000 STMicroelectronics NV Series B*
0.000%, 08/04/27 766,542
822,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 1,021,557
7,066,938
Materials (1.3%)
384,000 First Majestic Silver Corp.*µ
0.125%, 01/15/31 469,778
900,000 Jinkai Investment Holdings Ltd.*µ
0.000%, 02/05/31 843,705
400,000 KCC Corp.*
1.750%, 07/10/30 489,576
1,803,059
Real Estate (0.7%)
967,000 Realty Income Corp.*
3.500%, 01/15/29 1,005,651
Utilities (3.5%)
1,010,000 CenterPoint Energy, Inc.*~
3.000%, 08/01/28 1,071,711
1,010,000 Duke Energy Corp.*
3.000%, 03/15/29 1,012,818
430,000 Exelon Corp.*
3.250%, 03/15/29 435,685
1,800,000 EUR Iberdrola Finanzas SA Series IBE*
1.500%, 03/27/30 2,454,235
4,974,449
TOTAL CONVERTIBLE BONDS
(Cost $27,820,627)
32,154,956

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
CORPORATE BONDS (9.3%)
Airlines (0.1%)
31,288 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 $ 31,291
37,675 American Airlines Pass-Through
Trust Series B, Class B
3.950%, 01/11/32 35,913
30,102 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 29,138
JetBlue Pass-Through Trust
7,367 Series 2019, Class B, 8.000%,
05/15/29 7,261
35,873 Series 1B, Class B, 7.750%,
05/15/30 35,999
139,602
Communication Services (0.7%)
55,000 APi Group DE, Inc.*
4.750%, 10/15/29 53,947
15,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 15,581
36,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 36,647
Clear Channel Outdoor Holdings,
Inc.*
25,000 7.875%, 04/01/30 26,060
25,000 7.500%, 03/15/33 26,277
17,000 DirecTV Financing LLC*
8.875%, 02/01/30 17,334
DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
15,000 10.000%, 02/15/31 15,615
24,000 5.875%, 08/15/27 24,019
Discovery Global Holdings, Inc.
20,000 5.050%, 03/15/42 14,362
10,000 4.279%, 03/15/32 9,061
23,000 EW Scripps Co.*
9.875%, 08/15/30 23,084
70,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 71,273
11,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 11,264
85,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 87,893
65,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 66,956
40,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 37,438
Gray Media, Inc.*
23,000 7.250%, 08/15/33 23,448
20,000 5.375%, 11/15/31 15,673
40,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 36,361
PRINCIPAL
AMOUNT a a VALUE a
10,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 $ 9,630
11,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 11,444
29,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 27,775
20,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 20,237
45,000 Paramount Global
4.900%, 08/15/44 29,620
23,000 PR RNO Property Owner 1 LLC*††
6.500%, 05/01/31 22,810
Rogers Communications, Inc.‡
15,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 15,495
25,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 25,538
Scripps Escrow II, Inc.*
11,000 5.375%, 01/15/31 8,535
23,000 3.875%, 01/15/29^ 21,816
20,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 20,725
Sirius XM Radio LLC*
20,000 5.875%, 04/15/32 19,694
56,000 3.875%, 09/01/31^ 50,784
30,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 30,378
Time Warner Cable LLC
15,000 7.300%, 07/01/38 15,699
25,000 6.550%, 05/01/37 25,148
21,000 T-Mobile USA, Inc.
6.700%, 12/15/33 23,032
45,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 44,236
20,000 Univision Communications, Inc.*
8.500%, 07/31/31 20,316
1,055,205
Consumer Discretionary (2.0%)
65,000 Adams Homes, Inc.*
9.250%, 10/15/28 67,295
Adient Global Holdings Ltd.*
35,000 8.250%, 04/15/31 36,583
22,000 7.500%, 02/15/33^ 22,526
Advance Auto Parts, Inc.*
11,000 7.375%, 08/01/33 11,347
20,000 7.000%, 08/01/30 20,646
30,000 American Airlines Pass-Through
Trust Series B††
5.750%, 11/10/36 30,031
32,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 31,311
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
22,000 6.875%, 08/01/33 21,680
38,000 4.625%, 08/01/29 36,398

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Bath & Body Works, Inc.
11,000 7.500%, 06/15/29 $ 11,178
25,000 6.875%, 11/01/35 24,683
30,000 6.625%, 10/01/30* 30,430
Caesars Entertainment, Inc.*
40,000 6.500%, 02/15/32 38,964
35,000 6.000%, 10/15/32^ 31,394
28,000 4.625%, 10/15/29^ 27,044
Carnival Corp.*
55,000 6.125%, 02/15/33^ 55,851
22,000 4.000%, 08/01/28 21,511
CCO Holdings LLC/CCO Holdings
Capital Corp.*
45,000 7.000%, 02/01/33 44,415
26,000 5.125%, 05/01/27 26,014
45,000 4.750%, 03/01/30 42,699
22,000 4.750%, 02/01/32 19,709
45,000 4.500%, 08/15/30 42,003
46,000 4.250%, 02/01/31 41,772
45,000 4.250%, 01/15/34^ 37,754
45,000 Century Communities, Inc.*
6.625%, 09/15/33 44,832
Churchill Downs, Inc.*
23,000 6.750%, 05/01/31 23,541
22,000 5.750%, 04/01/30 21,975
34,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 34,783
55,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 54,975
23,000 Dana, Inc.
4.500%, 02/15/32 21,732
DISH DBS Corp.
73,000 7.375%, 07/01/28 71,420
21,000 5.125%, 06/01/29 19,340
46,000 DISH Network Corp.*
11.750%, 11/15/27 47,478
175,000 Ford Motor Co.
6.100%, 08/19/32 178,376
20,000 General Motors Co.
5.200%, 04/01/45 17,514
goeasy Ltd.*^
31,000 7.625%, 07/01/29 27,792
45,000 6.875%, 02/15/31 37,421
Goodyear Tire & Rubber Co.^
63,000 5.625%, 04/30/33 56,556
20,000 5.250%, 07/15/31 18,207
Group 1 Automotive, Inc.*
25,000 6.375%, 01/15/30 25,401
19,000 4.000%, 08/15/28 18,511
30,264 Guitar Center, Inc.‡
12.000%, 08/19/32 9,079
20,000 Kohl's Corp.
5.550%, 07/17/45 12,126
45,000 Liberty Interactive LLC@
0.000%, 02/01/30 2,681
45,000 Life Time, Inc.*
6.000%, 11/15/31 45,669
PRINCIPAL
AMOUNT a a VALUE a
39,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 $ 38,771
45,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 46,258
25,000 Lithia Motors, Inc.*
5.500%, 10/01/30 24,889
30,000 M/I Homes, Inc.
3.950%, 02/15/30 28,522
Macy's Retail Holdings LLC
33,000 6.700%, 07/15/34* 31,507
55,000 4.300%, 02/15/43 36,896
80,000 MGM Resorts International^
6.500%, 04/15/32 81,145
55,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 53,805
34,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 35,460
NCL Corp. Ltd.*
22,000 6.750%, 02/01/32 21,920
25,000 6.250%, 09/15/33^ 24,213
20,000 5.875%, 01/15/31 19,481
Newell Brands, Inc.
22,000 8.500%, 06/01/28* 22,992
22,000 6.625%, 05/15/32^ 21,370
20,000 6.375%, 05/15/30^ 19,603
45,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 44,354
Patrick Industries, Inc.*
23,000 6.375%, 11/01/32 23,193
37,000 4.750%, 05/01/29 36,371
Penn Entertainment, Inc.*
45,000 6.750%, 04/01/31 44,630
25,000 4.125%, 07/01/29^ 23,785
20,000 QVC, Inc.@
0.000%, 08/15/34 9,673
4,767 Rite Aid Corp.
0.000%, 08/30/34 —
45,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 45,824
45,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 45,936
26,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 135
11,295 SGUS LLC*@
0.000%, 12/15/29 1,970
43,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 41,547
45,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 44,405
39,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 37,558

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
43,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 $ 43,768
25,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 24,473
34,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 33,886
30,000 Staples, Inc.*
10.750%, 09/01/29 28,742
70,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 66,232
45,000 STL Holding Co. LLC*
8.750%, 02/15/29 46,708
28,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 28,330
10,000 Viking Cruises Ltd.*
9.125%, 07/15/31 10,541
21,000 Voyager Parent LLC*
9.250%, 07/01/32 22,383
45,000 Whirlpool Corp.^
6.500%, 06/15/33 43,125
20,000 William Carter Co.*
7.375%, 02/15/31 20,584
40,000 Windsor Holdings III LLC*
8.500%, 06/15/30 41,849
2,879,481
Consumer Staples (0.6%)
41,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 40,027
18,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 18,717
43,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 43,258
Brink's Co.*
23,000 6.750%, 06/15/32 23,609
25,000 6.500%, 06/15/29 25,584
51,000 Central Garden & Pet Co.*
4.125%, 04/30/31 48,013
45,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 45,247
53,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 50,670
Energizer Holdings, Inc.*
23,000 6.000%, 09/15/33^ 22,002
49,000 4.375%, 03/31/29 47,181
25,000 Industrial F&B Investments III, Inc.*
7.750%, 02/11/33 25,286
45,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 45,545
MPH Acquisition Holdings LLC*
38,898 6.750%, 03/31/31 26,341
17,076 5.750%, 12/31/30 14,190
PRINCIPAL
AMOUNT a a VALUE a
33,000 New Albertsons LP
7.750%, 06/15/26 $ 33,107
45,000 Performance Food Group, Inc.*
5.625%, 03/01/34 44,087
Post Holdings, Inc.*
39,000 6.375%, 03/01/33 39,024
43,000 6.250%, 02/15/32 43,932
42,000 Prestige Brands, Inc.*
3.750%, 04/01/31 38,820
58,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 59,858
27,000 United Natural Foods, Inc.*
6.750%, 10/15/28 27,034
34,000 United Rentals North America, Inc.*
5.375%, 11/15/33 33,650
795,182
Energy (1.4%)
34,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 34,228
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
45,000 6.625%, 10/15/32 46,245
35,000 6.625%, 07/15/33 36,013
Buckeye Partners LP
16,000 6.875%, 07/01/29* 16,527
33,000 6.750%, 02/01/30* 34,140
25,000 5.850%, 11/15/43 22,912
45,000 CNX Resources Corp.*
5.875%, 03/01/34 44,664
50,000 Continental Resources, Inc.
4.900%, 06/01/44 40,067
35,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 35,816
Enbridge, Inc.^‡
31,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 32,815
20,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 21,408
Energy Transfer LP‡
20,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 20,566
40,000 6.943%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 39,876
32,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 32,143
Genesis Energy LP/Genesis Energy
Finance Corp.
31,000 8.875%, 04/15/30 32,505
20,000 8.000%, 05/15/33 21,080
Hilcorp Energy I LP/Hilcorp Finance
Co.*
10,000 6.875%, 05/15/34 10,061
10,000 6.250%, 04/15/32 9,942
45,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 46,967
55,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 56,012

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
20,000 Kodiak Gas Services LLC*
5.875%, 04/01/31 $ 20,161
45,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 46,595
41,000 Matador Resources Co.*
6.500%, 04/15/32 41,880
60,000 Nabors Industries, Inc.*
7.625%, 11/15/32 62,712
45,000 Oceaneering International, Inc.
6.000%, 02/01/28 45,177
20,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 19,929
50,000 Plains All American Pipeline LP
Series B‡
8.024%, 05/30/26 , 3 mo. USD
Term SOFR + 4.372% 50,025
45,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 46,963
60,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 62,779
Sunoco LP*
35,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 36,287
70,000 6.625%, 08/15/32 71,581
45,000 6.250%, 07/01/33 45,990
45,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 46,005
40,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 39,499
TransCanada PipeLines Ltd.‡
10,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 10,080
20,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 20,104
Transocean International Ltd.*
40,000 8.500%, 05/15/31 42,357
34,000 7.875%, 10/15/32 36,460
Venture Global LNG, Inc.*
20,000 9.875%, 02/01/32 21,474
20,000 9.500%, 02/01/29 21,839
78,000 9.000%, 09/30/29‡ , 5 yr. CMT +
5.440% 77,152
55,000 8.375%, 06/01/31 57,334
35,000 8.125%, 06/01/28 35,827
23,000 7.000%, 01/15/30^ 23,688
Venture Global Plaquemines LNG
LLC*
45,000 6.500%, 01/15/34 47,170
35,000 6.500%, 06/15/34 36,558
11,000 6.125%, 12/15/30 11,352
45,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 44,895
67,000 WBI Operating LLC*
6.500%, 10/15/33 67,789
PRINCIPAL
AMOUNT a a VALUE a
45,000 Weatherford International Ltd.*
6.750%, 10/15/33 $ 46,704
59,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 60,790
1,931,143
Financials (1.5%)
Acrisure LLC/Acrisure Finance, Inc.*
34,000 8.250%, 02/01/29 34,131
35,000 6.750%, 07/01/32 34,527
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
65,000 7.375%, 10/01/32 63,939
45,000 6.500%, 10/01/31 45,429
Ally Financial, Inc.‡
45,000 Series D, 7.100%, 08/15/31†† , 5
yr. CMT + 3.148% 44,986
59,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 58,919
20,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 19,223
46,000 AmWINS Group, Inc.*
4.875%, 06/30/29 44,520
20,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 19,566
Asurion LLC/Asurion Co-Issuer,
Inc.*
40,000 8.375%, 02/01/34 39,518
33,000 8.000%, 12/31/32 34,527
45,000 Azorra Finance Ltd.*
7.250%, 01/15/31 46,089
65,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 65,867
45,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 47,789
Brandywine Operating Partnership
LP
23,000 8.875%, 04/12/29 24,106
42,000 6.125%, 01/15/31^ 39,119
59,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 61,863
78,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 76,845
33,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 32,315
40,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 40,673
40,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 39,809
Credit Acceptance Corp.*
30,000 9.250%, 12/15/28 31,337

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
40,000 6.625%, 03/15/30 $ 39,891
45,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 44,275
45,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 47,382
20,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 20,813
First Citizens BancShares, Inc.‡
10,000 Series B, 7.908%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 10,072
30,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 30,182
23,000 GGAM Finance Ltd.*
5.875%, 03/15/30 23,185
HUB International Ltd.*
33,000 7.375%, 01/31/32 33,846
40,000 7.250%, 06/15/30 41,393
31,000 5.625%, 12/01/29 30,702
20,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 20,033
48,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 49,864
10,000 MetLife, Inc.^‡
5.850%, 03/15/56 , 5 yr. CMT +
1.817% 9,871
20,000 Newmark Group, Inc.
7.500%, 01/12/29 21,073
OneMain Finance Corp.
23,000 6.750%, 03/15/32 23,023
45,000 6.750%, 09/15/33 44,350
43,000 6.500%, 03/15/33 42,152
20,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 20,389
40,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 40,898
55,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 57,271
Reinsurance Group of America,
Inc.‡
20,000 6.650%, 09/15/55^ , 5 yr. CMT
+ 2.392% 20,362
20,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 19,600
Rocket Cos., Inc.*
34,000 6.375%, 08/01/33 34,541
23,000 6.125%, 08/01/30 23,375
42,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 39,029
PRINCIPAL
AMOUNT a a VALUE a
45,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 $ 45,490
11,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 11,396
55,000 StoneX Group, Inc.*
7.875%, 03/01/31 57,962
75,000 TrueNoord Capital DAC*
8.750%, 03/01/30 76,589
52,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 49,625
23,000 UWM Holdings LLC*
6.250%, 03/15/31 21,382
23,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 24,154
40,000 Wells Fargo & Co. Series GG^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 40,162
45,000 XHR LP*
6.625%, 05/15/30 46,122
2,105,551
Health Care (0.6%)
64,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 65,558
CHS/Community Health Systems,
Inc.*
29,000 10.875%, 01/15/32 31,185
25,000 6.875%, 04/15/29 24,606
88,000 6.125%, 04/01/30^ 78,290
5,000 5.250%, 05/15/30 4,726
DaVita, Inc.*
43,000 6.875%, 09/01/32 44,433
49,000 4.625%, 06/01/30 47,475
52,000 3.750%, 02/15/31 48,286
Embecta Corp.*
11,000 6.750%, 02/15/30 10,430
33,000 5.000%, 02/15/30^ 31,042
Encompass Health Corp.
20,000 4.750%, 02/01/30 19,697
20,000 4.500%, 02/01/28 19,863
25,000 IQVIA, Inc.*
6.250%, 06/01/32 25,536
63,000 Medline Borrower LP*
5.250%, 10/01/29 62,728
200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 198,872
Tenet Healthcare Corp.
70,000 6.875%, 11/15/31 74,588
34,000 5.500%, 11/15/32* 33,983
821,298
Industrials (0.8%)
50,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 51,373
50,000 ACCO Brands Corp.*
4.250%, 03/15/29 44,699

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Arcosa, Inc.*
22,000 6.875%, 08/15/32 $ 22,875
25,000 4.375%, 04/15/29 24,393
Bombardier, Inc.*
25,000 8.750%, 11/15/30 26,582
13,000 7.250%, 07/01/31 13,687
15,000 7.000%, 06/01/32 15,676
11,000 6.750%, 06/15/33 11,491
44,000 BWX Technologies, Inc.*
4.125%, 04/15/29 42,844
65,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 65,653
10,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 10,068
9,167 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 9,178
Deluxe Corp.*
20,000 8.125%, 09/15/29 20,896
58,000 8.000%, 06/01/29 58,705
EnerSys*
20,000 6.625%, 01/15/32 20,582
25,000 4.375%, 12/15/27 24,747
EquipmentShare.com, Inc.*
25,000 8.625%, 05/15/32 26,525
15,000 8.000%, 03/15/33 15,741
Graphic Packaging International
LLC*
30,000 4.750%, 07/15/27 29,806
20,000 3.500%, 03/01/29 18,965
Herc Holdings, Inc.*
23,000 7.250%, 06/15/33 24,093
23,000 7.000%, 06/15/30 23,948
23,000 6.625%, 06/15/29 23,587
34,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 17,241
70,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 69,285
52,000 Novelis Corp.*
4.750%, 01/30/30 49,867
45,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 45,716
40,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 37,245
Standard Building Solutions, Inc.*
10,000 6.500%, 08/15/32 10,115
34,000 6.250%, 08/01/33 34,014
45,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 47,145
TransDigm, Inc.*
15,000 7.125%, 12/01/31 15,571
45,000 6.875%, 12/15/30 46,421
35,000 6.750%, 08/15/28 35,505
29,000 6.625%, 03/01/32 29,825
10,266 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 10,033
34,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 34,660
PRINCIPAL
AMOUNT a a VALUE a
Williams Scotsman, Inc.*
15,000 6.625%, 06/15/29 $ 15,407
27,000 4.625%, 08/15/28 26,721
1,150,885
Information Technology (0.4%)
Block, Inc.*
11,000 6.000%, 08/15/33 11,003
20,000 5.625%, 08/15/30 20,030
32,000 CACI International, Inc.*
6.375%, 06/15/33 32,768
30,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 26,934
23,000 Coherent Corp.*
5.000%, 12/15/29 22,772
Fair Isaac Corp.*
17,000 6.000%, 05/15/33 16,783
26,000 4.000%, 06/15/28 25,410
50,000 KBR, Inc.*
4.750%, 09/30/28 49,229
10,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 10,400
34,000 ON Semiconductor Corp.*
3.875%, 09/01/28 33,144
20,000 Open Text Corp.*
6.900%, 12/01/27 20,464
Open Text Holdings, Inc.*
10,000 4.125%, 02/15/30 9,016
26,000 4.125%, 12/01/31 22,223
60,000 TTM Technologies, Inc.*
4.000%, 03/01/29 58,179
Twilio, Inc.^
11,000 3.875%, 03/15/31 10,300
30,000 3.625%, 03/15/29 28,853
52,000 UKG, Inc.*
6.875%, 02/01/31 50,635
65,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 61,946
45,000 Zebra Technologies Corp.*
6.500%, 06/01/32 45,894
40,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 32,540
588,523
Materials (0.6%)
45,000 Avient Corp.*
6.250%, 11/01/31 45,667
45,000 Capstone Copper Corp.*
6.750%, 03/31/33 45,830
35,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 37,146
44,000 Century Aluminum Co.*
6.875%, 08/01/32 45,613
Chemours Co.*
37,000 8.000%, 01/15/33 38,208
23,000 7.875%, 03/15/34 23,545
75,000 Clearwater Paper Corp.*
4.750%, 08/15/28 66,120

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
45,000 Coeur Mining, Inc.*
6.875%, 04/01/32 $ 46,513
70,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 46,419
45,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 46,848
55,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 55,159
45,000 Knife River Corp.*
7.750%, 05/01/31 46,808
Mercer International, Inc.
18,000 12.875%, 10/01/28* 9,063
48,000 5.125%, 02/01/29 19,545
45,000 Olin Corp.*
6.625%, 04/01/33 44,680
45,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 46,061
56,000 Silgan Holdings, Inc.
4.125%, 02/01/28 55,102
45,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 44,762
45,000 Terex Corp.*
6.250%, 10/15/32 45,739
18,333 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 456
WR Grace Holdings LLC*
10,000 7.000%, 08/01/33 9,994
43,000 6.625%, 08/15/32 42,718
861,996
Other (0.3%)
15,581 Claritev Corp. Series B*
6.750%, 03/31/31 10,211
EchoStar Corp.
105,945 10.750%, 11/30/29 114,988
44,123 6.750%, 11/30/30 44,832
25,000 Gen Digital, Inc.*
6.750%, 09/30/27 25,153
22,000 Graham Holdings Co.*
5.625%, 12/01/33 21,795
40,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 42,505
45,000 Rfna LP*
7.875%, 02/15/30 44,601
45,000 SM Energy Co.*^
7.000%, 08/01/32 46,217
22,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 23,146
373,448
Real Estate (0.1%)
22,000 Forestar Group, Inc.*
6.500%, 03/15/33 22,119
PRINCIPAL
AMOUNT a a VALUE a
30,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 $ 29,291
31,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 30,298
81,708
Special Purpose Acquisition Companies (0.0%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
35,000 6.750%, 01/15/30 33,902
23,000 4.625%, 01/15/29 22,404
56,306
Utilities (0.2%)
25,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 25,507
20,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 20,439
31,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 32,370
20,000 Emera U.S. Finance LLC Series A‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 20,072
35,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 36,063
35,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 35,604
20,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 19,919
33,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 34,168
16,000 PPL Capital Funding, Inc. Series A‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 15,771
Vistra Corp.*‡
10,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 10,097
20,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 20,092
10,000 Xcel Energy, Inc.‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 9,896
279,998
TOTAL CORPORATE BONDS
(Cost $13,237,016)
13,120,326

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
SOVEREIGN BONDS (3.5%)
Other (3.5%)
17,250,000 MXN Mexico Bonos
7.750%, 05/29/31 $ 950,239
12,600,000 MXN Mexico Bonos
8.500%, 03/02/28 731,692
12,490,000 MXN Mexico Bonos
8.500%, 02/28/30 715,452
15,000,000 ZAR Republic of South Africa
Government Bonds
7.000%, 02/28/31 852,900
14,000,000 ZAR Republic of South Africa
Government Bonds
8.000%, 01/31/30 835,773
14,750,000 ZAR Republic of South Africa
Government Bonds
8.250%, 03/31/32 875,235
TOTAL SOVEREIGN BONDS
(Cost $5,068,682)
4,961,291
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (88.1%)
Communication Services (8.8%)
14,360 Alphabet, Inc. - Class Aµ 5,525,728
14,910 AST SpaceMobile, Inc.#µ 1,101,849
553 Audacy, Inc.# 1,659
310 Cumulus Media, Inc. - Class A# 1
1,280 Meta Platforms, Inc. - Class Aµ 783,245
5,430 Millicom International Cellular SAµ 460,898
22,494 ZAR MTN Group Ltd. 283,156
925 Optimum Communications, Inc. -
Class A#^ 1,462
284,800 SGD Singapore Telecommunications
Ltd.~ 1,031,488
30,900 KRW SK Telecom Co. Ltd. 1,728,463
3,000 JPY SKY Perfect JSAT Corp.~ 65,498
20,000 JPY SoftBank Group Corp.~ 683,176
9,100 BRL TIM SA 47,321
7,610 Walt Disney Co.µ 789,538
12,503,482
Consumer Discretionary (7.2%)
38,655 HKD Alibaba Group Holding Ltd. (ADR)^ 678,040
9,425 Amazon.com, Inc.#µ 2,498,190
4,500 INR Bharat Forge Ltd. 90,105
3,000 JPY BuySell Technologies Co. Ltd. 64,297
8,575 KRW Hyundai Motor Co. 3,108,092
45,700 HKD JD.com, Inc. - Class A~ 692,361
33,500 HKD Li Ning Co. Ltd.~ 87,216
280 EUR LVMH Moet Hennessy Louis Vuitton
SE~ 149,579
34,000 HKD Minth Group Ltd.~ 148,691
2,200 JPY Nextage Co. Ltd.~ 48,291
NUMBER OF
SHARES b b VALUE b
11,570 NIO, Inc. (ADR)# $ 73,932
700 JPY Open House Group Co. Ltd.~ 41,198
70 Rite Aid Corp.# 70
64,000 HKD Sands China Ltd.~ 134,282
4,200 EUR Schaeffler AG 39,932
2,885 Tesla, Inc.#µ 1,101,003
14,130 Viking Holdings Ltd.#µ 1,157,388
4,940 EUR Westwing Group SE# 77,053
23,000 HKD Zhongsheng Group Holdings Ltd.~ 20,995
10,210,715
Consumer Staples (1.5%)
1,500 Constellation Brands, Inc. - Class Aµ 234,870
700 CNY Kweichow Moutai Co. Ltd. - Class A 141,884
7,775 Philip Morris International, Inc.µ 1,283,419
2,485 PriceSmart, Inc.µ 389,946
2,050,119
Energy (3.0%)
1,830 Cameco Corp. 225,163
7,550 CAD CES Energy Solutions Corp.µ 107,496
180 Cheniere Energy Partners LP 12,063
11,900 Denison Mines Corp.#^ 45,577
2,552 Energy Transfer LP 51,525
1,160 Enterprise Products Partners LP 44,892
341 EP Energy Corp.# 341
7,800 Exxon Mobil Corp.µ 1,203,774
18,200 Halliburton Co.µ 769,860
23,380 TechnipFMC PLCµ 1,766,827
4,227,518
Financials (10.1%)
59,000 EUR Alpha Bank SA 236,781
42,190 Banco Bradesco SA (ADR) 163,697
3,650 EUR Bank of Cyprus Holdings PLC 39,554
6,510 EUR BAWAG Group AG*µ 1,114,842
1,115 ZAR Capitec Bank Holdings Ltd. 289,453
8,000 Citigroup, Inc.µ 1,023,840
550 Credicorp Ltd. 178,294
9,380 EUR Erste Group Bank AGµ 1,036,452
38,300 EUR Eurobank SA 166,645
1,215 Goldman Sachs Group, Inc.^µ 1,122,381
1,980 Grupo Cibest SA (ADR) 135,016
32,198 Itau Unibanco Holding SA (ADR) 280,123
3,425 JPMorgan Chase & Co.µ 1,072,813
11,885 KRW KB Financial Group, Inc. 1,301,468
7,353 KRW Mirae Asset Securities Co. Ltd. 326,605
7,000 JPY Mizuho Financial Group, Inc.~ 301,019
4,450 INR Multi Commodity Exchange of
India Ltd. 140,084
1,600 JPY Nishi-Nippon Financial Holdings,
Inc.~ 40,175
33,500 JPY ORIX Corp.~ 1,127,492
1,275 HUF OTP Bank Nyrt 171,014
1,170 GBP Plus500 Ltd.~ 71,070

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
1,100 EUR Revo Insurance SpA $ 32,921
110,620 MYR RHB Bank Bhd. 226,727
1,945 KRW Samsung Life Insurance Co. Ltd. 330,804
4,000 JPY Shiga Bank Ltd.~ 49,315
29,300 INR Shriram Finance Ltd. 291,764
2,400 CAD Stack Capital Group, Inc.# 47,246
25,739 INR State Bank of India 292,087
29,000 Sumitomo Mitsui Financial Group,
Inc. (ADR) 615,670
1,580 ILS Tel Aviv Stock Exchange Ltd. 79,502
25,575 EUR UniCredit SpA~ 1,976,497
14,281,351
Health Care (5.7%)
2,200 JPY Asahi Intecc Co. Ltd.~ 46,294
310 Ascendis Pharma AS (ADR)#µ 71,108
7,270 GBP AstraZeneca PLC~ 1,379,281
4,300 Cardinal Health, Inc.µ 829,384
1,755 Eli Lilly & Co.µ 1,640,223
3,300 Gilead Sciences, Inc.µ 431,772
1,310 Humana, Inc.µ 309,736
4,905 Johnson & Johnsonµ 1,127,414
19,829 Novo Nordisk AS (ADR) 837,180
27,130 Royalty Pharma PLC - Class Aµ 1,358,942
8,031,334
Industrials (14.0%)
889 Ardagh Holdings SA# 6,365
11,083 GBP Ceres Power Holdings PLC#^~ 93,773
330 Comfort Systems USA, Inc.µ 607,282
8,200 CNY Contemporary Amperex Technology
Co. Ltd. - Class A 526,369
3,800 KRW Daewoo Engineering &
Construction Co. Ltd.# 91,070
2,315 KRW Doosan Enerbility Co. Ltd.# 201,758
1,020 DKK DSV ASµ 250,859
310 EUR Exail Technologies SA#~ 45,110
1,570 EUR Exosens SAS~ 119,893
11,500 JPY FANUC Corp.~ 507,990
470 DKK FLSmidth & Co. ASµ 34,908
15,000 JPY Fujikura Ltd.~ 578,745
2,010 GE Vernova, Inc.µ 2,177,755
380 KRW Hanwha Aerospace Co. Ltd. 365,009
33,100 JPY Harmonic Drive Systems, Inc.~ 1,128,430
190 KRW HD Hyundai Heavy Industries Co.
Ltd. 88,482
1,140 INR Hitachi Energy India Ltd. 405,188
520 EUR HOCHTIEF AGµ 279,671
916 KRW Hyosung Heavy Industries Corp. 2,467,530
210 KRW Hyundai Glovis Co. Ltd. 32,425
1,530 GBP IMI PLC~ 58,275
171,000 HKD Impro Precision Industries Ltd.* 227,768
20,650 PHP International Container Terminal
Services, Inc. 239,326
24,300 JPY Kandenko Co. Ltd.~ 1,060,003
NUMBER OF
SHARES b b VALUE b
2,100 TWD Kinik Co. $ 36,603
16,600 INR KRN Heat Exchanger &
Refrigeration Ltd.# 228,821
28,400 JPY Mitsubishi Electric Corp.~ 1,139,720
9,700 JPY Mitsubishi Heavy Industries Ltd.~ 289,505
8,350 INR MTAR Technologies Ltd.#* 590,904
4,350 SEK Munters Group AB* 95,899
200 JPY Nitto Boseki Co. Ltd.~ 36,746
360 EUR Pfisterer Holding SE# 43,829
220 KRW Rainbow Robotics# 100,187
112,405 GBP Rolls-Royce Holdings PLC~ 1,808,771
1,440 KRW Samsung C&T Corp. 294,198
14,700 CNY Shanghai International Airport Co.
Ltd. - Class A 58,714
3,410 EUR Siemens Energy AGµ 722,653
4,800 CNY Sieyuan Electric Co. Ltd. - Class A 137,459
1,105 KRW SK Square Co. Ltd.# 643,111
6,050 TWD Syntec Technology Co. Ltd. 491,303
4,740 Waste Management, Inc.µ 1,102,287
96,100 CNY Weichai Power Co. Ltd. - Class A 441,994
19,856,688
Information Technology (34.1%)
3,400 Advanced Micro Devices, Inc.#µ 1,205,266
2,000 JPY Advantest Corp.~ 373,437
21,300 SGD AEM Holdings Ltd.# 123,586
9,600 TWD All Ring Tech Co. Ltd. 366,615
4,300 TWD Asia Vital Components Co. Ltd. 393,679
1,680 ASML Holding NVµ 2,417,503
971 TWD ASPEED Technology, Inc. 521,983
830 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 42,709
4,048 Broadcom, Inc.^ 1,689,757
7,100 TWD Chroma ATE, Inc. 485,145
34,700 TWD Compeq Manufacturing Co. Ltd. 270,589
13,300 TWD Delta Electronics, Inc. 932,668
3,400 TWD Elite Material Co. Ltd. 506,616
430 Fabrinet#µ 293,892
100 KRW Hyundai Autoever Corp. 30,899
1,500 JPY Ibiden Co. Ltd.~ 128,295
13,725 EUR Indra Sistemas SA^µ 789,385
18,535 Intel Corp.#µ 1,751,187
2,410 EUR Jenoptik AG 94,843
1,700 JPY Kioxia Holdings Corp.#~ 411,330
6,100 HKD Knowledge Atlas Technology JSC
Ltd. - Class H# 697,154
97,000 CAD Kraken Robotics, Inc.#^ 557,713
4,700 TWD LandMark Optoelectronics Corp. 407,692
300 Lumentum Holdings, Inc.#µ 270,696
4,400 TWD MediaTek, Inc. 367,319
1,000 JPY Micronics Japan Co. Ltd.~ 84,076
4,025 Microsoft Corp.µ 1,641,314
5,020 HKD Minimax Group, Inc.#^ 469,013
7,750 CNY Montage Technology Co. Ltd. -
Class A 199,021

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
4,200 CNY NAURA Technology Group Co. Ltd.
- Class A $ 332,272
370 ILS Next Vision Stabilized Systems Ltd. 42,413
28,090 Nokia OYJ (ADR) 362,642
31,380 NVIDIA Corp.^ 6,262,507
3,300 JPY Optex Group Co. Ltd.~ 61,386
3,845 Palantir Technologies, Inc. - Class
A# 534,878
550 TWD Phison Electronics Corp. 34,417
900 KRW Robotis Co. Ltd.# 195,789
975 KRW Samsung Electro-Mechanics Co.
Ltd. 559,343
36,160 KRW Samsung Electronics Co. Ltd. 5,445,247
180 KRW Samsung SDI Co. Ltd.# 85,249
200 JPY Seikoh Giken Co. Ltd. 37,192
16,400 CNY Shengyi Technology Co. Ltd. - Class
A 185,911
1,890 KRW SK Hynix, Inc. 1,685,442
6,200 EUR STMicroelectronics NV 337,840
5,000 CNY Suzhou TFC Optical Communication
Co. Ltd. - Class A 226,027
182,240 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 12,651,438
4,890 Tower Semiconductor Ltd.#µ 1,080,934
19,800 TWD Tripod Technology Corp. 285,263
4,100 TWD Universal Microwave Technology,
Inc. 203,992
1,300 JPY Yamaichi Electronics Co. Ltd.~ 86,736
48,220,300
Materials (2.1%)
34,367 CAD Alamos Gold, Inc. - Class A^µ 1,371,290
2,900 JPY Carlit Co. Ltd.~ 50,651
15,090 Cemex SAB de CV (ADR) 185,607
50,500 HKD China Hongqiao Group Ltd.~ 213,769
17,740 CAD Hudbay Minerals, Inc.µ 410,344
2,560 KRW HVM Co. Ltd.# 154,538
23,890 AUD Lynas Rare Earths Ltd.#^µ 338,907
1,399 Southern Copper Corp.µ 240,194
15,200 AUD Westgold Resources Ltd.µ 60,362
3,025,662
Real Estate (0.2%)
206,000 MYR IOI Properties Group Bhd. 215,591
15,800 HKD Kerry Properties Ltd.~ 48,091
263,682
Utilities (1.4%)
88,000 INR Adani Power Ltd.# 207,284
23,100 BRL Axia Energia SA 289,461
330 EUR Grenergy Renovables SA#^ 46,832
8,790 EUR Iberdrola SA^µ 206,075
4,300 EUR Italgas SpA^~ 51,943
NUMBER OF
SHARES b b VALUE b
33,290 GBP SSE PLC~ $ 1,191,927
1,993,522
TOTAL COMMON STOCKS
(Cost $104,827,578)
124,664,373
CONVERTIBLE PREFERRED STOCKS (6.5%)
Industrials (2.8%)
54,190
Boeing Co.
6.000%, 10/15/27
3,912,518
Information Technology (1.1%)
7,700
Microchip Technology, Inc.
7.500%, 03/15/28 605,759
19,700
Oracle Corp.#
6.500%, 01/15/29 958,799
1,564,558
Utilities (2.6%)#
25,200
NextEra Energy, Inc.
7.375%, 02/15/29 1,323,504
26,700
PPL Corp.
7.000%, 02/15/29 1,346,748
20,940
Southern Co.
7.125%, 12/15/28 1,089,508
3,759,760
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $9,318,157)
9,236,836
EXCHANGE-TRADED FUNDS (3.3%)
Other (3.3%)
45,865 Invesco Senior Loan ETF^ 943,902
43,630
iShares J.P. Morgan EM Local
Currency Bond ETF^ 1,822,425
73,000
VanEck J. P. Morgan EM Local
Currency Bond ETF^ 1,865,880
4,632,207
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $4,675,866)
4,632,207
PREFERRED STOCKS (0.0%)
Communication Services (0.0%)
1,882
Qwest Corp.
6.500%, 09/01/56 34,535
340
Telephone & Data Systems, Inc.
6.625%, 05/29/26 7,286
T-Mobile USA, Inc.#µ
289 5.500%, 03/01/70 6,416
33 5.500%, 06/01/70 732

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
355 6.250%, 09/01/69 $ 8,857
57,826
TOTAL PREFERRED STOCKS
(Cost $54,680)
57,826
WARRANTS (0.0%)#
Communication Services (0.0%)
153 Audacy Capital Corp.
09/30/28, Strike $1.00 —
25 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
2,347 McDermott International Ltd.
06/30/27, Strike $12.33 —
2,607 McDermott International Ltd.
06/30/27, Strike $15.98 1
1
TOTAL WARRANTS
(Cost $1,002)
1
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (2.1%)#
Consumer Discretionary (0.0%)
4
717,052
MercadoLibre, Inc. Call, 05/15/26,
Strike $1,900.00 17,160
293
532,674
Norwegian Cruise Line Holdings
Ltd. Call, 05/15/26, Strike $25.00 1,172
18,332
Consumer Staples (0.3%)
227
1,458,021
Darling Ingredients, Inc. Call,
07/17/26, Strike $45.00 433,570
Information Technology (0.9%)
127
3,446,145
Apple, Inc. Call, 11/20/26, Strike
$275.00 289,877
50
2,087,150
Broadcom, Inc. Call, 06/18/26,
Strike $400.00 202,750
1,217
1,571,147
Nokia OYJ Call, 06/18/26, Strike
$8.00 596,330
97
1,935,829
NVIDIA Corp. Call, 06/18/26, Strike
$200.00 122,705
1,211,662
Long Call Option (0.1%)
2,456
7,065,912
KraneShares CSI China Internet ETF
Call, 06/18/26, Strike $33.00 61,400
181
398,743
Petroleo Brasileiro SA - Petrobras
Call, 06/18/26, Strike $20.00 45,431
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
41
348,008
Sea Ltd. Call, 05/15/26, Strike
$95.00 $ 10,455
117,286
Materials (0.0%)
40
686,760
Southern Copper Corp. Call,
06/18/26, Strike $180.00 34,800
Other (0.8%)
264
17,628,336
Invesco QQQ Trust Put, 05/15/26,
Strike $595.00 13,332
160
10,683,840
Invesco QQQ Trust Put, 05/15/26,
Strike $600.00 9,520
847
8,666,504
iShares MSCI EAFE ETF Put,
12/18/26, Strike $99.00 401,901
1,495
15,296,840
iShares MSCI EAFE ETF Put,
05/15/26, Strike $100.00 95,680
1,369
8,760,231
iShares MSCI Emerging Markets
ETF Put, 11/20/26, Strike $60.00 445,610
1,203
7,697,997
iShares MSCI Emerging Markets
ETF Put, 05/15/26, Strike $62.00 77,594
1,511
7,467,362
iShares MSCI India ETF Call,
06/18/26, Strike $52.00 79,327
1,122,964
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $3,274,047)
2,938,614
TOTAL INVESTMENTS (136.9%)
(Cost $170,236,596)
193,722,767
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-9.2%)
(13,000,000)
LIABILITIES, LESS OTHER ASSETS (-27.7%)
(39,215,267)
NET ASSETS (100.0%) $ 141,507,500
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $73,243,278.

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $554,194.
^ Security, or portion of security, is on loan.
†† When-issued security.
@ In default status and considered non-income producing.
# Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ZAR South African Rand
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
April 30, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 94,230,981 48 .1%
South Korea 19,725,286 10 .2%
Taiwan 17,955,321 9 .3%
Japan 9,816,398 5 .0%
All other countries less than 5% $ 51,994,781 27 .4%
Total Investments $193,722,767 100 .0%
Country exposure may vary over time.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 1):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Bank Loans 50 $ — $ 1,956,337 $ — $ 1,956,337
Convertible Bonds 40 — 32,154,956 — 32,154,956
Corporate Bonds 385 — 13,120,326 — 13,120,326
Sovereign Bonds 6 — 4,961,291 — 4,961,291
Common Stocks 203 56,464,978 68,199,395 — 124,664,373
Convertible Preferred Stocks 6 9,236,836 — — 9,236,836
Exchange-Traded Funds 3 4,632,207 — — 4,632,207
Preferred Stocks 5 57,826 — — 57,826
Warrants 4 1 — — 1
Exchange-Traded Purchased Options 18 2,938,614 — — 2,938,614
Total $ 73,330,462 $ 120,392,305 $ — $ 193,722,767
SECTOR WEIGHTINGS
Information Technology 29 .3%
Industrials 15 .3
Financials 10 .2
Consumer Discretionary 7 .4
Communication Services 7 .3
Health Care 6 .1
Other 5 .6
Utilities 5 .5
Energy 4 .1
Materials 2 .9
Consumer Staples 2 .1
Real Estate 0 .7
Airlines 0 .1
Long Call Option 0 .1
Special Purpose
Acquisition Companies 0.0
Sector weightings are based on total
investments and may vary over time. Sector
Weightings exclude any government/
sovereign bonds or options on broad market
indexes the Fund may hold.

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.1%)
Other (0.1%)
145,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $140,370) $ 143,297
BANK LOANS (3.6%)i
Communication Services (0.6%)
240,000
Altice France SA!
2025 USD Term Loan B14,
0.000%, 05/31/31 244,931
142,559
Altice France SA‡
2025 USD Term Loan B14,
10.548%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 145,487
74,041
Audacy Capital Corp.‡
2024 Term Loan B,
9.767%, 10/01/29 1 mo. USD Term
SOFR + 6.000% 58,863
6,482
Audacy Capital Corp.‡
2024 Term Loan A,
10.767%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 6,441
88,646
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.902%, 11/22/28 1 mo. USD Term
SOFR + 2.250% 88,742
110,330
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.767%, 08/23/28 1 mo. USD Term
SOFR + 4.000% 110,893
65,728
DirecTV Financing LLC‡
2024 Term Loan,
9.175%, 08/02/29 3 mo. USD Term
SOFR + 5.250% 66,000
204,080
iHeartCommunications, Inc.‡
2024 Term Loan,
9.542%, 05/01/29 1 mo. USD Term
SOFR + 5.775% 199,387
185,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.902%, 03/29/32 1 mo. USD Term
SOFR + 3.250% 185,858
111,952
TripAdvisor, Inc.‡
Term Loan,
6.402%, 07/08/31 1 mo. USD Term
SOFR + 2.750% 105,179
70,000
Versant Media Group, Inc.!
Term Loan B,
0.000%, 01/30/31 70,228
180,000
Versant Media Group, Inc.‡
Term Loan B,
7.200%, 01/30/31 3 mo. USD Term
SOFR + 3.500% 180,585
80,000
ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 80,341
PRINCIPAL
AMOUNT a a VALUE a
29,923
ViaSat, Inc.‡
2023 Term Loan,
8.267%, 05/30/30 1 mo. USD Term
SOFR + 4.500% $ 30,051
185,000
Virgin Media Bristol LLC!
2020 USD Term Loan Q,
0.000%, 01/31/29 181,609
1,754,595
Consumer Discretionary (0.7%)
188,100
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
7.012%, 02/03/33 3 mo. USD Term
SOFR + 3.250% 188,335
189,525
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.950%, 09/12/32 3 mo. USD Term
SOFR + 3.250% 190,651
89,775
Boots Group Bidco Ltd.‡
USD Term Loan,
6.924%, 08/30/32 3 mo. USD Term
SOFR + 3.250% 90,407
110,275
Caesars Entertainment, Inc.‡
Term Loan B,
5.902%, 02/06/30 1 mo. USD Term
SOFR + 2.250% 107,289
113,563
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.663%, 09/26/31 3 mo. USD Term
SOFR + 6.000% 85,456
149,250
Clarios Global LP‡
2025 USD Term Loan B,
6.402%, 01/28/32 1 mo. USD Term
SOFR + 2.750% 150,152
187,632
Life Time Fitness, Inc.‡
2025 Term Loan,
5.657%, 11/05/31 1 mo. USD Term
SOFR + 2.000% 188,424
128,473
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.152%, 05/30/29 1 mo. USD Term
SOFR + 5.500% 129,357
182,500
PetSmart, Inc.‡
2023 USD Term Loan B,
7.652%, 08/18/32 1 mo. USD Term
SOFR + 4.000% 183,470
176,400
Station Casinos LLC‡
2024 Term Loan B,
5.652%, 03/14/31 1 mo. USD Term
SOFR + 2.000% 177,057
111,026
United Airlines, Inc.‡
2026 Term Loan B,
5.404%, 02/22/31 1 mo. USD Term
SOFR + 1.750% 111,477
189,525
Voyager Parent LLC‡
Repriced Term Loan B,
7.950%, 07/01/32 3 mo. USD Term
SOFR + 4.250% 189,823

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
190,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.442%, 10/01/32 3 mo. USD Term
SOFR + 3.750% $ 185,517
180,755
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.402%, 08/01/30 1 mo. USD Term
SOFR + 2.750% 180,484
2,157,899
Consumer Staples (0.6%)
341,435
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.652%, 08/01/32 1 mo. USD Term
SOFR + 3.000% 343,356
99,250
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.152%, 07/16/32 1 mo. USD Term
SOFR + 2.500% 98,712
137,900
B&G Foods, Inc.‡
2024 Term Loan B,
7.152%, 10/10/29 1 mo. USD Term
SOFR + 3.500% 133,548
209,125
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.402%, 01/15/31 1 mo. USD Term
SOFR + 3.750% 210,596
271,302
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.902%, 10/08/30 1 mo. USD Term
SOFR + 6.250% 264,722
16,847
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.413%, 12/31/30 3 mo. USD Term
SOFR + 3.750% 16,866
184,075
Opal Bidco SAS‡
USD Term Loan B4,
6.700%, 04/28/32 3 mo. USD Term
SOFR + 3.000% 185,034
290,394
Star Parent, Inc.‡
Term Loan B,
7.700%, 09/27/30 3 mo. USD Term
SOFR + 4.000% 290,848
188,577
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.663%, 06/30/28 3 mo. USD Term
SOFR + 4.000% 189,093
90,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.902%, 02/11/33 1 mo. USD Term
SOFR + 4.250% 90,858
84,843
United Natural Foods, Inc.‡
2024 Term Loan,
8.402%, 05/01/31 1 mo. USD Term
SOFR + 4.750% 85,458
1,909,091
PRINCIPAL
AMOUNT a a VALUE a
Energy (0.1%)
277,120
Par Petroleum LLC‡
2025 Term Loan B,
6.933%, 02/28/30 3 mo. USD Term
SOFR + 3.250% $ 278,202
Financials (0.4%)
132,653
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.152%, 12/29/31 1 mo. USD Term
SOFR + 2.500% 131,908
117,906
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.152%, 06/13/31 1 mo. USD Term
SOFR + 2.500% 117,301
237,000
Dragon Buyer, Inc.‡
Term Loan B,
6.450%, 09/30/31 3 mo. USD Term
SOFR + 2.750% 227,283
136,850
Iron Mountain, Inc.‡
2023 Term Loan B,
5.652%, 01/31/31 1 mo. USD Term
SOFR + 2.000% 137,107
138,103
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.902%, 05/05/28 1 mo. USD Term
SOFR + 2.250% 138,899
115,000
Jupiter Borrower, Inc.!
Term Loan B,
0.000%, 03/25/33 115,575
40,000
Lockton, Inc.!
Term Loan B,
0.000%, 04/22/33 40,150
180,000
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.200%, 07/30/32 3 mo. USD Term
SOFR + 2.500% 180,220
1,088,443
Health Care (0.1%)
204,672
Padagis LLC‡
Term Loan B,
8.689%, 07/06/28 3 mo. USD Term
SOFR + 4.750% 193,927
Industrials (0.6%)
178,582
ACProducts, Inc.‡
2021 Term Loan B,
8.211%, 05/17/28 3 mo. USD Term
SOFR + 4.250% 145,393
189,050
Blackfin Pipeline LLC‡
Term Loan B,
6.688%, 09/29/32 1 mo. USD Term
SOFR + 3.000% 190,784
183,837
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.402%, 09/08/32 1 mo. USD Term
SOFR + 2.750% 183,864

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
119,208
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.200%, 02/03/33 3 mo. USD Term
SOFR + 3.500% $ 119,556
252,105
EMRLD Borrower LP‡
2024 Term Loan B,
5.950%, 08/04/31 3 mo. USD Term
SOFR + 2.250% 252,742
181,776
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.402%, 03/28/31 1 mo. USD Term
SOFR + 2.750% 179,101
183,150
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.902%, 02/10/32 1 mo. USD Term
SOFR + 2.250% 183,511
372,908
TransDigm, Inc.‡
2023 Term Loan J,
6.152%, 02/28/31 1 mo. USD Term
SOFR + 2.500% 373,885
95,000
TransDigm, Inc.‡
2026 Term Loan N,
6.152%, 02/13/33 1 mo. USD Term
SOFR + 2.500% 95,264
1,724,100
Information Technology (0.3%)
238,170
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.673%, 07/30/31 3 mo. USD Term
SOFR + 3.000% 221,151
222,600
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.402%, 01/31/31 1 mo. USD Term
SOFR + 2.750% 209,591
75,214
Coherent Corp.‡
2025 Term Loan B2,
5.402%, 07/02/29 1 mo. USD Term
SOFR + 1.750% 75,496
178,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 178,267
222,340
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.402%, 11/28/28 1 mo. USD Term
SOFR + 3.750% 212,595
142,862
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.652%, 05/09/31 1 mo. USD Term
SOFR + 2.000% 143,040
1,040,140
Materials (0.1%)
89,775
Chemours Co.‡
2025 USD Term Loan B,
7.152%, 10/15/32 1 mo. USD Term
SOFR + 3.500% 89,730
199,133
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.902%, 02/18/30 1 mo. USD Term
SOFR + 3.250% 185,941
PRINCIPAL
AMOUNT a a VALUE a
131,445
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.434%, 05/03/28 3 mo. USD Term
SOFR + 2.500% $ 18,768
294,439
Other (0.1%)
283,920
Connect Finco SARL‡
2024 Extended Term Loan B,
8.152%, 09/27/29 1 mo. USD Term
SOFR + 4.500% 285,215
Special Purpose Acquisition Companies (0.0%)
45,000
Sword Purchaser LLC!
USD Term Loan B,
0.000%, 04/11/33 43,762
90,000
Sword Purchaser LLC‡
USD Term Loan B,
7.652%, 04/11/33 1 mo. USD Term
SOFR + 4.000% 87,525
131,287
TOTAL BANK LOANS
(Cost $11,072,856)
10,857,338
CORPORATE BONDS (36.1%)
Airlines (0.2%)
127,995 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*~µ
4.800%, 02/15/29 128,007
153,440 American Airlines Pass-Through
Trust Series B, Class B
3.950%, 01/11/32 146,265
129,438 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 125,292
JetBlue Pass-Through Trust
31,406 Series 2019, Class B, 8.000%,
05/15/29 30,956
143,014 Series 1B, Class B, 7.750%,
05/15/30 143,517
574,037
Communication Services (2.3%)
225,000 APi Group DE, Inc.*µ
4.750%, 10/15/29 220,691
380,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 394,729
162,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 164,910
Clear Channel Outdoor Holdings,
Inc.*µ
90,000 7.875%, 04/01/30 93,815
105,000 7.500%, 03/15/33 110,363
CSC Holdings LLC*
200,000 4.625%, 12/01/30 71,116
350,000 4.500%, 11/15/31 206,661

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
71,000 DirecTV Financing LLC*µ
8.875%, 02/01/30 $ 72,394
DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*µ
65,000 10.000%, 02/15/31 67,664
72,000 5.875%, 08/15/27 72,055
Discovery Global Holdings, Inc.
90,000 5.050%, 03/15/42 64,631
45,000 4.279%, 03/15/32 40,776
95,000 EW Scripps Co.*µ
9.875%, 08/15/30 95,348
290,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 295,272
48,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 49,151
292,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 301,940
280,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 288,425
165,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*~µ
3.500%, 03/01/29 154,433
Gray Media, Inc.*µ
95,000 7.250%, 08/15/33 96,852
100,000 5.375%, 11/15/31 78,367
185,000 Hughes Satellite Systems Corp.µ
5.250%, 08/01/26 168,171
45,000 iHeartCommunications, Inc.*µ
7.750%, 08/15/30 43,333
48,000 Level 3 Financing, Inc.*µ
7.000%, 03/31/34 49,935
113,000 Lumen Technologies, Inc. Series Pµ
7.600%, 09/15/39 108,228
95,000 Neptune Bidco U.S., Inc.*µ
9.290%, 04/15/29 96,128
Paramount Global~µ
291,000 6.375%, 03/30/62‡ , 5 yr. CMT +
3.999% 225,961
180,000 4.900%, 08/15/44 118,478
95,000 PR RNO Property Owner 1 LLC*††
6.500%, 05/01/31 94,216
Rogers Communications, Inc.‡
300,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 309,891
285,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 291,133
320,000 5.250%, 03/15/82*~ , 5 yr. CMT
+ 3.590% 318,448
Scripps Escrow II, Inc.*µ
48,000 5.375%, 01/15/31 37,242
95,000 3.875%, 01/15/29~ 90,109
95,000 Sinclair Television Group, Inc.*µ
8.125%, 02/15/33 98,444
Sirius XM Radio LLC*
90,000 5.875%, 04/15/32 88,623
233,000 3.875%, 09/01/31^~ 211,298
PRINCIPAL
AMOUNT a a VALUE a
TELUS Corp.‡
170,000 7.000%, 10/15/55 , 5 yr. CMT +
2.709% $ 176,067
430,000 6.625%, 10/15/55 , 5 yr. CMT +
2.769% 435,418
Time Warner Cable LLC
70,000 7.300%, 07/01/38~ 73,263
100,000 6.550%, 05/01/37 100,593
82,000 T-Mobile USA, Inc.µ
6.700%, 12/15/33 89,933
185,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*~µ
6.500%, 02/15/29 181,861
95,000 Univision Communications, Inc.*µ
8.500%, 07/31/31 96,503
265,000 Vodafone Group PLC~‡
7.000%, 04/04/79 , 5 yr. USD
Swap + 4.873% 276,141
6,719,010
Consumer Discretionary (4.5%)
280,000 Adams Homes, Inc.*µ
9.250%, 10/15/28 289,884
Adient Global Holdings Ltd.*µ
155,000 8.250%, 04/15/31 162,011
95,000 7.500%, 02/15/33 97,273
Advance Auto Parts, Inc.*µ
48,000 7.375%, 08/01/33 49,512
85,000 7.000%, 08/01/30 87,744
120,000 American Airlines Pass-Through
Trust Series B††
5.750%, 11/10/36 120,122
140,000 American Axle & Manufacturing,
Inc.*µ
7.750%, 10/15/33 136,984
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
95,000 6.875%, 08/01/33 93,620
167,000 4.625%, 08/01/29 159,959
Bath & Body Works, Inc.µ
51,000 7.500%, 06/15/29 51,826
100,000 6.875%, 11/01/35 98,732
125,000 6.625%, 10/01/30* 126,791
200,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 195,950
Caesars Entertainment, Inc.*
163,000 6.000%, 10/15/32^ 146,206
118,000 4.625%, 10/15/29~ 113,969
Carnival Corp.*µ
234,000 6.125%, 02/15/33 237,622
89,000 4.000%, 08/01/28~ 87,021
CCO Holdings LLC/CCO Holdings
Capital Corp.*µ
190,000 7.000%, 02/01/33 187,532
57,000 5.125%, 05/01/27 57,030
185,000 4.750%, 03/01/30~ 175,539
96,000 4.750%, 02/01/32~ 86,002
190,000 4.500%, 08/15/30 177,348
186,000 4.250%, 02/01/31~ 168,905

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
240,000 4.250%, 01/15/34 $ 201,353
190,000 Century Communities, Inc.*
6.625%, 09/15/33 189,289
Churchill Downs, Inc.*µ
92,000 6.750%, 05/01/31 94,163
96,000 5.750%, 04/01/30~ 95,892
143,000 Clarios Global LP/Clarios U.S.
Finance Co.*µ
6.750%, 09/15/32 146,292
235,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 234,892
102,000 Dana, Inc.µ
4.500%, 02/15/32 96,379
DISH DBS Corp.µ
307,000 7.375%, 07/01/28 300,357
88,000 5.125%, 06/01/29 81,044
186,000 DISH Network Corp.*µ
11.750%, 11/15/27 191,976
200,000 Empire Resorts, Inc.*µ
7.750%, 11/01/26 195,838
200,000 Flutter Treasury DAC*µ
5.875%, 06/04/31 199,186
190,000 Ford Motor Co.
6.100%, 08/19/32 193,665
Ford Motor Credit Co. LLC~µ
235,000 7.200%, 06/10/30 248,599
300,000 4.000%, 11/13/30 281,883
90,000 General Motors Co.~
5.200%, 04/01/45 78,815
General Motors Financial Co., Inc.‡
293,000 Series B, 6.500%, 09/30/28 , 3
mo. USD LIBOR + 3.436% 292,180
615,000 Series C, 5.700%, 09/30/30~ , 5
yr. CMT + 4.997% 606,316
goeasy Ltd.*µ
116,000 7.625%, 07/01/29 103,997
190,000 6.875%, 02/15/31 157,998
Goodyear Tire & Rubber Co.µ
272,000 5.625%, 04/30/33^ 244,177
100,000 5.250%, 07/15/31 91,033
Group 1 Automotive, Inc.*µ
115,000 6.375%, 01/15/30 116,846
79,000 4.000%, 08/15/28~ 76,967
358,709 Guitar Center, Inc.‡
12.000%, 08/19/32 107,613
91,000 Kohl's Corp.
5.550%, 07/17/45 55,174
190,000 Liberty Interactive LLC@
0.000%, 02/01/30 11,318
190,000 Life Time, Inc.*µ
6.000%, 11/15/31 192,823
173,000 Light & Wonder International,
Inc.*µ
6.250%, 10/01/33 171,984
185,000 Lindblad Expeditions LLC*µ
7.000%, 09/15/30 190,173
90,000 Lithia Motors, Inc.*µ
5.500%, 10/01/30 89,600
PRINCIPAL
AMOUNT a a VALUE a
125,000 M/I Homes, Inc.µ
3.950%, 02/15/30 $ 118,843
Macy's Retail Holdings LLC
135,000 6.700%, 07/15/34* 128,893
230,000 4.300%, 02/15/43 154,293
370,000 MGM Resorts International^
6.500%, 04/15/32 375,295
242,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*~
4.875%, 05/01/29 236,744
139,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*µ
8.250%, 04/15/30 144,970
NCL Corp. Ltd.*µ
95,000 6.750%, 02/01/32 94,653
107,000 6.250%, 09/15/33 103,632
90,000 5.875%, 01/15/31 87,666
Newell Brands, Inc.µ
95,000 8.500%, 06/01/28* 99,285
95,000 6.625%, 05/15/32^ 92,279
90,000 6.375%, 05/15/30 88,212
190,000 Nissan Motor Acceptance Co.
LLC*µ
6.125%, 09/30/30 187,273
Patrick Industries, Inc.*µ
95,000 6.375%, 11/01/32 95,798
170,000 4.750%, 05/01/29 167,110
Penn Entertainment, Inc.*µ
190,000 6.750%, 04/01/31 188,436
110,000 4.125%, 07/01/29 104,655
95,000 QVC, Inc.@
0.000%, 08/15/34 45,945
20,067 Rite Aid Corp.
0.000%, 08/30/34 —
190,000 Rivers Enterprise Borrower LLC*µ
6.250%, 10/15/30 193,479
190,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*µ
6.625%, 02/01/33 193,954
105,000 Saks Global Enterprises LLC*@
0.000%, 12/15/29 542
45,181 SGUS LLC*@
0.000%, 12/15/29 7,879
175,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*µ
4.625%, 03/01/29 169,085
180,000 Six Flags Entertainment Corp.*~µ
7.250%, 05/15/31 177,619
115,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.µ
5.250%, 07/15/29 110,747
190,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*µ
8.625%, 01/15/32 193,395
102,000 Sonic Automotive, Inc.*µ
4.625%, 11/15/29 99,852

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
141,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*µ
4.875%, 11/01/27 $ 140,529
140,000 Staples, Inc.*µ
10.750%, 09/01/29 134,130
300,000 Starz Capital Holdings 1, Inc.*µ
6.000%, 04/15/30 283,851
185,000 STL Holding Co. LLC*µ
8.750%, 02/15/29 192,021
119,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 120,404
45,000 Viking Cruises Ltd.*µ
9.125%, 07/15/31 47,434
90,000 Voyager Parent LLC*µ
9.250%, 07/01/32 95,927
190,000 Whirlpool Corp.
6.500%, 06/15/33 182,085
90,000 William Carter Co.*µ
7.375%, 02/15/31 92,627
180,000 ZF North America Capital, Inc.*µ
7.500%, 03/24/31 180,846
13,575,792
Consumer Staples (1.4%)
179,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 174,751
90,000 Amneal Pharmaceuticals LLC*µ
6.875%, 08/01/32 93,585
172,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*µ
8.375%, 06/15/32 173,034
200,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 198,704
Brink's Co.*µ
92,000 6.750%, 06/15/32 94,437
100,000 6.500%, 06/15/29 102,338
218,000 Central Garden & Pet Co.*µ
4.125%, 04/30/31 205,232
490,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 492,685
213,000 Edgewell Personal Care Co.*~µ
4.125%, 04/01/29 203,636
Energizer Holdings, Inc.*
95,000 6.000%, 09/15/33^ 90,879
218,000 4.375%, 03/31/29~ 209,908
95,000 Industrial F&B Investments III,
Inc.*µ
7.750%, 02/11/33 96,088
190,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*µ
7.125%, 04/30/33 192,301
655,000 Land O' Lakes, Inc.*
7.000%, 09/18/28 561,898
MPH Acquisition Holdings LLC*
163,376 6.750%, 03/31/31 110,633
78,641 5.750%, 12/31/30 65,350
PRINCIPAL
AMOUNT a a VALUE a
190,000 Performance Food Group, Inc.*µ
5.625%, 03/01/34 $ 186,143
Post Holdings, Inc.*µ
162,000 6.375%, 03/01/33 162,099
187,000 6.250%, 02/15/32~ 191,054
182,000 Prestige Brands, Inc.*~
3.750%, 04/01/31 168,221
260,000 RR Donnelley & Sons Co.*µ
9.500%, 08/01/29 268,328
120,000 United Natural Foods, Inc.*
6.750%, 10/15/28 120,151
143,000 United Rentals North America, Inc.*
5.375%, 11/15/33 141,528
4,302,983
Energy (4.7%)
143,000 Archrock Services LP/Archrock
Partners Finance Corp.*µ
6.000%, 02/01/34 143,960
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*µ
190,000 6.625%, 10/15/32 195,255
145,000 6.625%, 07/15/33 149,198
Buckeye Partners LPµ
70,000 6.875%, 07/01/29* 72,307
140,000 6.750%, 02/01/30* 144,837
135,000 5.850%, 11/15/43 123,722
190,000 CNX Resources Corp.*µ
5.875%, 03/01/34 188,583
215,000 Continental Resources, Inc.µ
4.900%, 06/01/44 172,286
140,000 Crescent Energy Finance LLC*µ
7.375%, 01/15/33 143,263
Enbridge, Inc.‡
137,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 145,023
599,000 7.375%, 01/15/83~ , 5 yr. CMT
+ 3.708% 614,227
347,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 371,429
820,000 Series 20-A, 5.750%, 07/15/80~ ,
5 yr. CMT + 5.314% 825,789
Energy Transfer LP‡
345,000 8.000%, 05/15/54 , 5 yr. CMT +
4.020% 366,249
370,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 380,475
125,000 6.943%, 11/01/66~ , 3 mo. USD
Term SOFR + 3.279% 124,613
435,000 Series H, 6.500%, 11/15/26~ , 5
yr. CMT + 5.694% 436,944
Enterprise Products Operating
LLCµ‡
185,000 Series D, 6.900%, 08/16/77 ,
3 mo. USD Term SOFR +
3.248% 184,349
135,000 Series E, 5.250%, 08/16/77~ ,
3 mo. USD Term SOFR +
3.295% 134,814

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Genesis Energy LP/Genesis Energy
Finance Corp.µ
196,000 8.875%, 04/15/30~ $ 205,518
95,000 8.000%, 05/15/33 100,129
Hilcorp Energy I LP/Hilcorp Finance
Co.*µ
45,000 6.875%, 05/15/34 45,272
45,000 6.250%, 04/15/32 44,740
185,000 Howard Midstream Energy Partners
LLC*µ
7.375%, 07/15/32 193,084
235,000 Infinity Natural Resources LLC*µ
7.625%, 04/01/31 239,324
95,000 Kodiak Gas Services LLC*µ
5.875%, 04/01/31 95,766
190,000 Magnolia Oil & Gas Operating
LLC/Magnolia Oil & Gas Finance
Corp.*µ
6.875%, 12/01/32 196,734
180,000 Matador Resources Co.*µ
6.500%, 04/15/32 183,865
250,000 Nabors Industries, Inc.*µ
7.625%, 11/15/32 261,300
192,000 Oceaneering International, Inc.µ
6.000%, 02/01/28 192,755
Phillips 66 Co.µ‡
160,000 Series B, 6.200%, 03/15/56 , 5 yr.
CMT + 2.166% 160,515
265,000 Series A, 5.875%, 03/15/56 , 5 yr.
CMT + 2.283% 264,062
750,000 Plains All American Pipeline LP
Series B‡
8.024%, 05/30/26 , 3 mo. USD
Term SOFR + 4.372% 750,375
South Bow Canadian Infrastructure
Holdings Ltd.‡
486,000 7.625%, 03/01/55 , 5 yr. CMT +
3.949% 507,204
190,000 7.500%, 03/01/55 , 5 yr. CMT +
3.667% 200,906
256,000 Summit Midstream Holdings LLC*µ
8.625%, 10/31/29 267,858
Sunoco LP*µ
610,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 632,436
285,000 6.625%, 08/15/32 291,438
190,000 6.250%, 07/01/33 194,180
190,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*µ
6.750%, 03/15/34 194,243
180,000 TGNR Intermediate Holdings
LLC*~µ
5.500%, 10/15/29 177,746
TransCanada PipeLines Ltd.µ‡
380,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 383,032
277,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 278,443
Transocean International Ltd.*µ
165,000 8.500%, 05/15/31 174,723
PRINCIPAL
AMOUNT a a VALUE a
143,000 7.875%, 10/15/32 $ 153,347
Venture Global LNG, Inc.*
90,000 9.875%, 02/01/32~ 96,630
90,000 9.500%, 02/01/29~ 98,275
923,000 9.000%, 09/30/29~‡ , 5 yr. CMT
+ 5.440% 912,967
230,000 8.375%, 06/01/31~ 239,759
140,000 8.125%, 06/01/28~ 143,308
100,000 7.000%, 01/15/30 102,993
Venture Global Plaquemines LNG
LLC*
190,000 6.500%, 01/15/34 199,160
135,000 6.500%, 06/15/34 141,007
48,000 6.125%, 12/15/30 49,537
145,000 VOC Escrow Ltd.*~µ
5.000%, 02/15/28 144,662
275,000 WBI Operating LLC*µ
6.500%, 10/15/33 278,239
190,000 Weatherford International Ltd.*µ
6.750%, 10/15/33 197,193
259,000 Wildfire Intermediate Holdings
LLC*µ
7.500%, 10/15/29 266,855
14,176,903
Financials (13.0%)
Acrisure LLC/Acrisure Finance,
Inc.*µ
150,000 8.250%, 02/01/29~ 150,576
145,000 6.750%, 07/01/32 143,041
AerCap Ireland Capital DAC/
AerCap Global Aviation Trustµ‡
475,000 6.950%, 03/10/55 , 5 yr. CMT +
2.720% 492,608
480,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 488,875
520,000 Aircastle Ltd. Series A*‡
5.250%, 06/15/26 , 5 yr. CMT +
4.410% 519,667
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*µ
285,000 7.375%, 10/01/32 280,349
190,000 6.500%, 10/01/31 191,813
400,000 Allianz SE*µ‡
5.600%, 09/03/54 , 5 yr. CMT +
2.771% 398,600
360,000 Allstate Corp. Series Bµ‡
6.852%, 08/15/53 , 3 mo. USD
Term SOFR + 3.200% 360,068
Ally Financial, Inc.µ‡
1,130,000 Series D, 7.100%, 08/15/31†† , 5
yr. CMT + 3.148% 1,129,638
1,171,000 Series B, 4.700%, 05/15/26~ , 5 yr.
CMT + 3.868% 1,169,396
680,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 653,589
335,000 American Express Co. Series Dµ‡
3.550%, 09/15/26 , 5 yr. CMT +
2.854% 332,092

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
199,000 AmWINS Group, Inc.*µ
4.875%, 06/30/29 $ 192,596
95,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*µ
7.500%, 07/15/33 92,938
1,263,000 ARES Finance Co. III LLC*µ‡
4.125%, 06/30/51 , 5 yr. CMT +
3.237% 1,253,338
Asurion LLC/Asurion Co-Issuer,
Inc.*µ
175,000 8.375%, 02/01/34 172,893
150,000 8.000%, 12/31/32 156,939
694,000 AXIS Specialty Finance LLCµ‡
4.900%, 01/15/40 , 5 yr. CMT +
3.186% 678,489
190,000 Azorra Finance Ltd.*µ
7.250%, 01/15/31 194,600
270,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*µ
7.125%, 05/15/31 273,602
Bank of America Corp.µ‡
675,000 Series OO, 6.625%, 05/01/30 , 5
yr. CMT + 2.684% 695,952
646,000 Series TT, 6.125%, 04/27/27~ , 5
yr. CMT + 3.231% 650,864
150,000 Beacon Funding Trust*
6.266%, 08/15/54 149,094
190,000 Blackstone Mortgage Trust, Inc.*µ
7.750%, 12/01/29 201,778
480,000 BP Capital Markets PLCµ‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 476,280
Brandywine Operating Partnership
LPµ
92,000 8.875%, 04/12/29 96,422
186,000 6.125%, 01/15/31 173,242
237,000 Bread Financial Holdings, Inc.*µ‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 248,499
330,000 Broadstreet Partners Group LLC*~µ
5.875%, 04/15/29 325,113
140,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*µ
4.500%, 04/01/27 137,094
200,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 164,382
Capital One Financial Corp.‡
505,000 Series O, 5.500%, 10/30/27 ,
3 mo. USD Term SOFR +
3.338% 502,773
1,213,000 Series M, 3.950%, 09/01/26^~ , 5
yr. CMT + 3.157% 1,203,320
Charles Schwab Corp.~‡
170,000 Series I, 4.000%, 06/01/26 , 5 yr.
CMT + 3.168% 169,886
338,000 Series H, 4.000%, 12/01/30 , 10
yr. CMT + 3.079% 314,925
PRINCIPAL
AMOUNT a a VALUE a
Citigroup, Inc.‡
270,000 Series AA, 7.625%, 11/15/28 , 5 yr.
CMT + 3.211% $ 280,633
345,000 Series BB, 7.200%, 05/15/29 , 5 yr.
CMT + 2.905% 352,135
330,000 Series FF, 6.950%, 02/15/30 , 5 yr.
CMT + 2.726% 335,884
505,000 Series GG, 6.875%, 08/15/30 , 5
yr. CMT + 2.890% 513,494
336,000 Series HH, 6.625%, 02/15/31 , 5
yr. CMT + 3.001% 339,914
675,000 Series JJ, 6.500%, 05/15/31 , 5 yr.
CMT + 2.745% 679,036
830,000 Citizens Financial Group, Inc. Series
G‡
4.000%, 10/06/26 , 5 yr. CMT +
3.215% 821,119
Corebridge Financial, Inc.µ‡
270,000 6.875%, 12/15/52 , 5 yr. CMT +
3.846% 274,325
510,000 6.375%, 09/15/54 , 5 yr. CMT +
2.646% 507,567
Credit Acceptance Corp.*µ
125,000 9.250%, 12/15/28~ 130,570
180,000 6.625%, 03/15/30 179,509
190,000 CrossCountry Intermediate HoldCo
LLC*µ
6.500%, 10/01/30 186,941
180,000 Cushman & Wakefield U.S.
Borrower LLC*µ
8.875%, 09/01/31 189,529
500,000 Depository Trust & Clearing Corp.
Series D*µ‡
3.375%, 06/20/26 , 5 yr. CMT +
2.606% 497,715
690,000 Enstar Finance LLC~µ‡
5.500%, 01/15/42 , 5 yr. CMT +
4.006% 682,030
265,000 Enstar Group Ltd.*µ‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 275,770
First Citizens BancShares, Inc.‡
370,000 Series B, 7.908%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 372,653
775,000 Series D, 7.000%, 12/15/30~ , 5
yr. CMT + 3.301% 779,704
95,000 GGAM Finance Ltd.*µ
5.875%, 03/15/30 95,763
Goldman Sachs Group, Inc.‡
180,000 Series X, 7.500%, 05/10/29 , 5 yr.
CMT + 2.809% 187,949
300,000 6.850%, 02/10/30 , 5 yr. CMT +
2.461% 308,922
HUB International Ltd.*µ
137,000 7.375%, 01/31/32~ 140,513
141,000 5.625%, 12/01/29 139,646
Huntington Bancshares, Inc.‡
254,000 Series K, 6.250%, 10/15/30 , 5 yr.
CMT + 2.653% 254,419

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
395,000 Series F, 5.625%, 07/15/30 , 10 yr.
CMT + 4.945% $ 400,163
765,000 Series G, 4.450%, 10/15/27~ , 7
yr. CMT + 4.045% 753,709
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*µ
200,000 6.625%, 10/15/31 195,098
200,000 5.000%, 08/15/28 191,834
JPMorgan Chase & Co.‡
335,000 Series PP, 6.100%, 07/01/31†† , 5
yr. CMT + 2.080% 335,000
775,000 Series KK, 3.650%, 06/01/26~ , 5
yr. CMT + 2.850% 774,117
680,000 KeyCorp Series D~‡
5.000%, 09/15/26 , 3 mo. USD
Term SOFR + 3.868% 674,193
211,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp.*µ
7.000%, 07/15/31 219,193
1,284,000 Liberty Mutual Group, Inc.*~‡
4.125%, 12/15/51 , 5 yr. CMT +
3.315% 1,269,863
M&T Bank Corp.‡
200,000 Series F, 5.125%, 11/01/26~ ,
3 mo. USD Term SOFR +
3.782% 199,498
160,000 Series I, 3.500%, 09/01/26 , 5 yr.
CMT + 2.679% 157,709
MetLife, Inc.µ
150,000 6.400%, 12/15/66 153,991
195,000 5.850%, 03/15/56‡ , 5 yr. CMT +
1.817% 192,483
95,000 Newmark Group, Inc.µ
7.500%, 01/12/29 100,098
250,000 Northern Trust Corp. Series Dµ‡
4.600%, 10/01/26 , 3 mo. USD
Term SOFR + 3.464% 249,157
OneMain Finance Corp.µ
95,000 6.750%, 03/15/32 95,096
190,000 6.750%, 09/15/33 187,254
185,000 6.500%, 03/15/33 181,352
93,000 Osaic Holdings, Inc.*µ
8.000%, 08/01/33 94,810
180,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*µ
7.000%, 02/01/30 184,039
858,000 PartnerRe Finance B LLC~‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 824,727
PNC Financial Services Group,
Inc.µ‡
360,000 Series V, 6.200%, 09/15/27 , 5 yr.
CMT + 3.238% 363,776
165,000 Series U, 6.000%, 05/15/27~ , 5
yr. CMT + 3.000% 165,474
630,000 Series T, 3.400%, 09/15/26 , 5 yr.
CMT + 2.595% 622,705
PRINCIPAL
AMOUNT a a VALUE a
238,000 Provident Funding Associates LP/
PFG Finance Corp.*µ
9.750%, 09/15/29 $ 247,827
Reinsurance Group of America,
Inc.µ‡
430,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 437,774
255,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 249,903
Rocket Cos., Inc.*µ
143,000 6.375%, 08/01/33 145,274
96,000 6.125%, 08/01/30 97,564
183,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*~µ
3.875%, 03/01/31 170,056
190,000 Starwood Property Trust, Inc.*µ
6.000%, 04/15/30 192,069
340,000 State Street Corp. Series J^‡
6.700%, 09/15/29 , 5 yr. CMT +
2.628% 352,485
45,000 Stonex Escrow Issuer LLC*µ
6.875%, 07/15/32 46,620
230,000 StoneX Group, Inc.*µ
7.875%, 03/01/31 242,388
330,000 TrueNoord Capital DAC*µ
8.750%, 03/01/30 336,993
Truist Financial Corp.~‡
530,000 Series N, 6.669%, 09/01/26 , 5 yr.
CMT + 3.003% 531,102
256,000 Series Q, 5.100%, 03/01/30 , 10
yr. CMT + 4.349% 257,917
U.S. Bancorp‡
655,000 Series J, 5.300%, 04/15/27~ ,
3 mo. USD Term SOFR +
3.176% 653,742
175,000 Series N, 3.700%, 01/15/27 , 5 yr.
CMT + 2.541% 172,144
221,000 United Wholesale Mortgage
LLC*~µ
5.500%, 04/15/29 210,907
95,000 UWM Holdings LLC*µ
6.250%, 03/15/31 88,317
92,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*µ
7.500%, 06/15/31 96,616
Wells Fargo & Co.‡
1,160,000 7.625%, 09/15/28~ , 5 yr. CMT
+ 3.606% 1,218,893
990,000 Series GG, 6.125%, 06/15/31 , 5
yr. CMT + 2.340% 994,000
190,000 XHR LP*µ
6.625%, 05/15/30 194,739
38,883,740
Health Care (1.1%)
278,000 Acadia Healthcare Co., Inc.*^µ
7.375%, 03/15/33 284,769
CHS/Community Health Systems,
Inc.*
109,000 10.875%, 01/15/32 117,212

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
108,000 6.875%, 04/15/29 $ 106,297
377,000 6.125%, 04/01/30~ 335,402
24,000 5.250%, 05/15/30 22,683
DaVita, Inc.*µ
182,000 6.875%, 09/01/32 188,066
197,000 4.625%, 06/01/30~ 190,869
222,000 3.750%, 02/15/31~ 206,142
Embecta Corp.*µ
48,000 6.750%, 02/15/30 45,514
144,000 5.000%, 02/15/30~ 135,458
Encompass Health Corp.~
100,000 4.750%, 02/01/30 98,486
100,000 4.500%, 02/01/28 99,317
107,000 IQVIA, Inc.*µ
6.250%, 06/01/32 109,292
278,000 Medline Borrower LP*~µ
5.250%, 10/01/29 276,802
350,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*µ
5.125%, 04/30/31 348,026
Tenet Healthcare Corp.µ
265,000 6.875%, 11/15/31 282,368
143,000 5.500%, 11/15/32* 142,927
230,000 Teva Pharmaceutical Finance
Netherlands III BVµ
5.125%, 05/09/29 230,764
3,220,394
Industrials (1.6%)
208,000 AAR Escrow Issuer LLC*µ
6.750%, 03/15/29 213,714
220,000 ACCO Brands Corp.*~
4.250%, 03/15/29 196,676
Arcosa, Inc.*µ
95,000 6.875%, 08/15/32 98,778
108,000 4.375%, 04/15/29 105,377
Bombardier, Inc.*µ
90,000 8.750%, 11/15/30~ 95,696
56,000 7.250%, 07/01/31 58,960
70,000 7.000%, 06/01/32 73,156
46,000 6.750%, 06/15/33 48,052
191,000 BWX Technologies, Inc.*µ
4.125%, 04/15/29 185,982
290,000 Cascades, Inc./Cascades USA,
Inc.*µ
6.750%, 07/15/30 292,914
50,000 Columbus McKinnon Corp.*µ
7.125%, 02/01/33 50,341
40,000 Delta Air Lines, Inc./SkyMiles IP
Ltd.*~µ
4.750%, 10/20/28 40,048
Deluxe Corp.*µ
95,000 8.125%, 09/15/29 99,258
245,000 8.000%, 06/01/29 247,977
EnerSys*µ
90,000 6.625%, 01/15/32 92,617
85,000 4.375%, 12/15/27 84,141
EquipmentShare.com, Inc.*µ
115,000 8.625%, 05/15/32 122,014
PRINCIPAL
AMOUNT a a VALUE a
72,000 8.000%, 03/15/33 $ 75,557
88,000 Graphic Packaging International
LLC*µ
3.500%, 03/01/29 83,448
Herc Holdings, Inc.*µ
95,000 7.250%, 06/15/33 99,515
95,000 7.000%, 06/15/30 98,914
92,000 6.625%, 06/15/29 94,350
139,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 70,484
305,000 Ken Garff Automotive LLC*µ
4.875%, 09/15/28 301,883
172,000 Novelis Corp.*~
4.750%, 01/30/30 164,944
190,000 Quikrete Holdings, Inc.*µ
6.375%, 03/01/32 193,025
98,000 Sensata Technologies, Inc.*~
3.750%, 02/15/31 91,251
Standard Building Solutions, Inc.*
50,000 6.500%, 08/15/32 50,575
143,000 6.250%, 08/01/33 143,059
195,000 Stanley Black & Decker, Inc.‡
6.707%, 03/15/60 , 5 yr. CMT +
2.657% 192,843
190,000 Stonepeak Nile Parent LLC*µ
7.250%, 03/15/32 199,057
TransDigm, Inc.*µ
70,000 7.125%, 12/01/31~ 72,663
195,000 6.875%, 12/15/30~ 201,156
140,000 6.750%, 08/15/28~ 142,020
44,000 6.625%, 03/01/32 45,251
42,124 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 41,168
140,000 Waste Pro USA, Inc.*µ
7.000%, 02/01/33 142,716
Williams Scotsman, Inc.*µ
75,000 6.625%, 06/15/29 77,034
107,000 4.625%, 08/15/28~ 105,895
4,792,509
Information Technology (0.8%)
Block, Inc.*
47,000 6.000%, 08/15/33 47,012
95,000 5.625%, 08/15/30 95,141
145,000 CACI International, Inc.*µ
6.375%, 06/15/33 148,479
143,000 Cloud Software Group, Inc.*µ
6.625%, 08/15/33 128,385
112,000 Coherent Corp.*~
5.000%, 12/15/29 110,888
Fair Isaac Corp.*
71,000 6.000%, 05/15/33 70,095
56,000 4.000%, 06/15/28~ 54,730
210,000 KBR, Inc.*µ
4.750%, 09/30/28 206,762
50,000 OAK-Eagle Acquireco, Inc.*µ
8.750%, 07/01/34 52,001

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
143,000 ON Semiconductor Corp.*~µ
3.875%, 09/01/28 $ 139,401
90,000 Open Text Corp.*~µ
6.900%, 12/01/27 92,088
Open Text Holdings, Inc.*µ
45,000 4.125%, 02/15/30 40,573
117,000 4.125%, 12/01/31~ 100,005
265,000 TTM Technologies, Inc.*~µ
4.000%, 03/01/29 256,957
Twilio, Inc.~µ
47,000 3.875%, 03/15/31 44,009
130,000 3.625%, 03/15/29 125,027
219,000 UKG, Inc.*~µ
6.875%, 02/01/31 213,251
255,000 Viavi Solutions, Inc.*µ
3.750%, 10/01/29 243,018
185,000 Zebra Technologies Corp.*µ
6.500%, 06/01/32 188,674
175,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*~
3.875%, 02/01/29 142,364
2,498,860
Materials (1.4%)
190,000 Avient Corp.*µ
6.250%, 11/01/31 192,818
190,000 Capstone Copper Corp.*µ
6.750%, 03/31/33 193,505
165,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 175,118
188,000 Century Aluminum Co.*µ
6.875%, 08/01/32 194,892
Chemours Co.*µ
160,000 8.000%, 01/15/33 165,224
96,000 7.875%, 03/15/34 98,272
345,000 Clearwater Paper Corp.*µ
4.750%, 08/15/28 304,152
190,000 Coeur Mining, Inc.*µ
6.875%, 04/01/32 196,388
250,000 Constellium SE*µ
6.375%, 08/15/32 256,428
689,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 456,897
190,000 JW Aluminum Continuous Cast
Co.*µ
10.250%, 04/01/30 197,803
235,000 Kaiser Aluminum Corp.*µ
5.875%, 03/01/34 235,679
185,000 Knife River Corp.*µ
7.750%, 05/01/31 192,433
Mercer International, Inc.
79,000 12.875%, 10/01/28* 39,778
199,000 5.125%, 02/01/29 81,029
190,000 Olin Corp.*µ
6.625%, 04/01/33 188,647
190,000 Qnity Electronics, Inc.*µ
6.250%, 08/15/33 194,478
PRINCIPAL
AMOUNT a a VALUE a
80,000 Silgan Holdings, Inc.~
4.125%, 02/01/28 $ 78,718
190,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 188,997
190,000 Terex Corp.*µ
6.250%, 10/15/32 193,122
83,812 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 2,084
WR Grace Holdings LLC*µ
50,000 7.000%, 08/01/33 49,968
182,000 6.625%, 08/15/32 180,804
4,057,234
Other (1.5%)
250,000 1261229 BC Ltd.*µ
10.000%, 04/15/32 258,440
200,000 Alumina Pty. Ltd.*µ
6.375%, 09/15/32 205,652
74,018 Claritev Corp. Series B*
6.750%, 03/31/31 48,507
500,000 Compeer Financial ACA Series
QIB*‡
7.875%, 02/15/31 , 5 yr. CMT +
4.155% 513,890
EchoStar Corp.µ
460,080 10.750%, 11/30/29 499,352
189,587 6.750%, 11/30/30 192,634
845,000 Everest Reinsurance Holdings,
Inc.µ‡
6.299%, 05/01/67 , 3 mo. USD
Term SOFR + 2.647% 805,581
90,000 Gen Digital, Inc.*µ
6.750%, 09/30/27 90,549
200,000 Genmab AS/Genmab Finance
LLC*µ
6.250%, 12/15/32 205,284
95,000 Graham Holdings Co.*
5.625%, 12/01/33 94,116
1,080,000 HA Sustainable Infrastructure
Capital, Inc.~‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 1,147,640
215,000 Rfna LP*µ
7.875%, 02/15/30 213,093
190,000 SM Energy Co.*µ
7.000%, 08/01/32 195,138
95,000 Synergy Infrastructure Holdings
LLC*µ
7.875%, 12/01/30 99,949
4,569,825
Real Estate (0.1%)
95,000 Forestar Group, Inc.*µ
6.500%, 03/15/33 95,513
125,000 Global Net Lease, Inc.*~µ
4.500%, 09/30/28 122,046

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
143,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 $ 139,764
357,323
Special Purpose Acquisition Companies (0.1%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*~µ
150,000 6.750%, 01/15/30 145,296
96,000 4.625%, 01/15/29 93,511
238,807
Utilities (3.4%)
520,000 Algonquin Power & Utilities Corp.‡
4.750%, 01/18/82 , 5 yr. CMT +
3.249% 514,150
American Electric Power Co., Inc.‡
170,000 7.050%, 12/15/54 , 5 yr. CMT +
2.750% 177,577
170,000 6.950%, 12/15/54 , 5 yr. CMT +
2.675% 181,562
125,000 3.875%, 02/15/62 , 5 yr. CMT +
2.675% 122,835
CenterPoint Energy, Inc.‡
120,000 Series A, 7.000%, 02/15/55 , 5 yr.
CMT + 3.254% 124,001
175,000 Series B, 6.850%, 02/15/55^ , 5 yr.
CMT + 2.946% 184,952
390,000 6.700%, 05/15/55 , 5 yr. CMT +
2.586% 397,917
470,000 CMS Energy Corp.~‡
4.750%, 06/01/50 , 5 yr. CMT +
4.116% 460,468
Dominion Energy, Inc.µ‡
338,000 Series A, 6.875%, 02/01/55 , 5 yr.
CMT + 2.386% 351,162
440,000 6.625%, 05/15/55 , 5 yr. CMT +
2.207% 449,653
287,000 Series C, 4.350%, 01/15/27~ , 5
yr. CMT + 3.195% 284,555
485,000 Duke Energy Corp.µ‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 506,427
Emera U.S. Finance LLC‡
170,000 Series B, 6.850%, 10/01/56 , 5 yr.
CMT + 2.648% 170,709
430,000 Series A, 6.650%, 10/01/56 , 5 yr.
CMT + 2.866% 431,544
480,000 Emera, Inc. Series 16-A~‡
6.750%, 06/15/76 , 3 mo. USD
LIBOR + 5.440% 480,331
585,000 Entergy Corp.µ‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 602,772
480,000 Evergy, Inc.µ‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 488,285
Eversource Energy‡
168,000 Series B, 6.350%, 08/15/56 , 5 yr.
CMT + 2.325% 168,012
PRINCIPAL
AMOUNT a a VALUE a
425,000 Series A, 6.100%, 08/15/56 , 5 yr.
CMT + 2.521% $ 423,274
567,000 National Rural Utilities Cooperative
Finance Corp.µ‡
7.125%, 09/15/53 , 5 yr. CMT +
3.533% 590,377
NextEra Energy Capital Holdings,
Inc.µ‡
340,000 6.750%, 06/15/54 , 5 yr. CMT +
2.457% 356,215
345,000 6.700%, 09/01/54 , 5 yr. CMT +
2.364% 354,443
279,000 3.800%, 03/15/82~ , 5 yr. CMT
+ 2.547% 272,416
484,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 501,129
314,000 PPL Capital Funding, Inc. Series Aµ‡
6.627%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 309,516
Sempraµ‡
150,000 6.875%, 10/01/54 , 5 yr. CMT +
2.789% 152,629
170,000 6.400%, 10/01/54 , 5 yr. CMT +
2.632% 171,962
160,000 Southern Co. Series 21-A~‡
3.750%, 09/15/51 , 5 yr. CMT +
2.915% 159,333
Vistra Corp.*‡
185,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 186,796
225,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 226,033
200,000 Xcel Energy, Inc.µ‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 197,912
9,998,947
TOTAL CORPORATE BONDS
(Cost $107,469,181)
107,966,364
U.S. GOVERNMENT AND AGENCY SECURITIES (0.4%)
Financials (0.1%)
250,000 CoBank ACBµ‡
7.125%, 01/01/30, 5 yr. CMT +
2.818% 257,288
Other (0.3%)
Farm Credit Bank of Texasµ‡
500,000 7.750%, 06/15/29 , 5 yr. CMT +
3.291% 521,171
500,000 7.000%, 09/15/30 , 5 yr. CMT +
3.010% 514,290
1,035,461
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $1,253,786)
1,292,749

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (71.5%)
Communication Services (4.5%)
3,316 Audacy, Inc.# $ 9,948
1,322 Cumulus Media, Inc. - Class A# 4
13,500 Meta Platforms, Inc. - Class Aµ 8,260,785
3,935 Optimum Communications, Inc. -
Class A#µ 6,218
11,800 Spotify Technology SA#µ 5,269,290
13,546,245
Consumer Discretionary (7.6%)
48,500 DoorDash, Inc. - Class A#~µ 8,179,525
58,500 DR Horton, Inc.~µ 9,000,810
16,400 Home Depot, Inc.~µ 5,392,320
294 Rite Aid Corp.# 294
22,572,949
Energy (2.3%)
94,000 Baker Hughes Co.µ 6,548,980
800 Cheniere Energy Partners LP 53,616
11,058 Energy Transfer LP~ 223,261
3,970 Enterprise Products Partners LP~ 153,639
6,979,496
Financials (5.0%)
39,500 Citigroup, Inc.µ 5,055,210
120,000 Wells Fargo & Co.~ 9,867,600
14,922,810
Health Care (0.9%)
43,000 Halozyme Therapeutics, Inc.#µ 2,737,380
Industrials (31.5%)
3,292 Ardagh Holdings SA# 23,568
51,300 Boeing Co.#µ 11,749,239
94,500 Booz Allen Hamilton Holding
Corp.~µ 7,349,265
15,200 CACI International, Inc. - Class A#µ 7,897,008
749,000 EUR Deutsche Lufthansa AG~ 6,417,762
61,500 Flowserve Corp.µ 4,528,860
47,500 Johnson Controls International
PLCµ 6,936,425
27,500 L3Harris Technologies, Inc.µ 8,815,125
31,000 Regal Rexnord Corp.µ 6,665,930
18,300 EUR Schneider Electric SE 5,823,220
127,000 Southwest Airlines Co.µ 4,815,840
112,000 Toast, Inc. - Class A#µ 3,194,240
36,000 Union Pacific Corp.µ 9,701,280
115,000 United Airlines Holdings, Inc.#µ 10,350,000
94,267,762
Information Technology (17.3%)
32,600 Broadcom, Inc. 13,608,218
24,000 Datadog, Inc. - Class A#µ 3,172,560
128,000 EUR Infineon Technologies AG~ 8,608,671
NUMBER OF
SHARES b b VALUE b
15,100 Intuit, Inc.µ $ 5,866,350
64,400 NVIDIA Corp.~ 12,852,308
15,900 Synopsys, Inc.#µ 7,673,340
51,781,447
Materials (2.4%)
22,400 Sherwin-Williams Co.µ 7,204,064
TOTAL COMMON STOCKS
(Cost $223,424,693)
214,012,153
CONVERTIBLE PREFERRED STOCK (0.0%)
Utilities (0.0%)
1,275
NextEra Energy, Inc.
7.375%, 02/15/29#
(Cost $63,916) 66,963
PREFERRED STOCKS (3.5%)
Communication Services (0.9%)
10,760
Array Digital Infrastructure, Inc.µ
6.250%, 09/01/69 215,846
AT&T, Inc.µ
18,155 4.750%, 05/30/26 340,588
9,875 5.350%, 11/01/66 212,510
43,572
Qwest Corp.
6.500%, 09/01/56 799,546
Telephone & Data Systems, Inc.µ
19,281 6.000%, 09/30/26 379,643
4,548 6.625%, 05/29/26 97,464
T-Mobile USA, Inc.#µ
12,303 5.500%, 03/01/70 273,127
140 5.500%, 06/01/70 3,106
12,975 6.250%, 09/01/69 323,726
2,645,556
Consumer Discretionary (0.2%)
Ford Motor Co.µ
16,125 6.200%, 06/01/59 340,882
7,386 6.500%, 08/15/62 162,935
4,620
QVC Group, Inc.
8.000%, 03/15/31 19,358
9,600
QVC, Inc.
6.250%, 11/26/68 114,240
637,415
Financials (1.9%)
Affiliated Managers Group, Inc.µ
18,700 5.875%, 03/30/59 377,927
12,587 6.750%, 03/30/64 301,585
3,625
Allstate Corp.µ
7.091%, 01/15/53 94,105
Annaly Capital Management, Inc.µ
6,750 8.875%, 09/30/30 176,647
12,425 8.919%, 05/30/26 322,553

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
19,376
Arch Capital Group Ltd.µ
4.550%, 06/11/26 $ 334,624
9,050
Bread Financial Holdings, Inc.#µ
8.625%, 12/15/30 228,060
5,295
Capital One Financial Corp.µ
4.800%, 06/01/26 96,634
6,300
Citigroup, Inc.#µ
6.250%, 02/15/31 159,705
25,150
CNO Financial Group, Inc.µ
5.125%, 11/25/60 448,927
10,868
Cullen/Frost Bankers, Inc.µ
4.450%, 06/15/26 185,951
Fifth Third Bancorpµ
8,100 4.950%, 06/30/26 156,492
11,075 6.875%, 10/01/30 285,846
6,700
First Citizens BancShares, Inc.#^
6.625%, 03/15/31 168,773
8,850
First Horizon Corp.#µ
6.750%, 04/10/31 221,692
7,225
KeyCorpµ
5.625%, 06/15/26 154,470
6,700
M&T Bank Corp.#µ
6.350%, 12/15/30 167,969
1,600
Northern Trust Corp.µ
4.700%, 07/01/26 30,576
8,950
RenaissanceRe Holdings Ltd.µ
5.750%, 05/30/26 193,231
14,526
Selective Insurance Group, Inc.µ
4.600%, 05/29/26 241,422
12,200
UMB Financial Corp.µ
7.750%, 07/15/30 322,812
11,245
W.R. Berkley Corp.µ
5.100%, 12/30/59 218,940
8,755
WesBanco, Inc.µ
7.375%, 10/01/30 225,179
13,600
Wintrust Financial Corp.µ
7.875%, 07/15/30 360,264
5,474,384
Real Estate (0.3%)
Brookfield Property Partners LPµ
20,567 5.750%, 05/30/26 287,733
10,775 6.375%, 05/30/26 164,965
3,651
EPR Propertiesµ
5.750%, 05/30/26 72,180
Global Net Lease, Inc.µ
4,771 6.875%, 05/30/26 103,531
11,066 7.500%, 05/30/26 256,952
4,681
Kimco Realty Corp.µ
5.250%, 05/30/26 94,369
979,730
Utilities (0.2%)
14,975
Brookfield Renewable Partners LP
5.250%, 05/25/26 275,989
6,700
DTE Energy Co.µ
5.250%, 12/01/77 145,524
NUMBER OF
SHARES b b VALUE b
6,650
NextEra Energy Capital Holdings,
Inc.#µ
6.500%, 04/15/86 $ 167,514
589,027
TOTAL PREFERRED STOCKS
(Cost $11,117,565)
10,326,112
WARRANTS (0.0%)#
Communication Services (0.0%)
586 Audacy Capital Corp.
09/30/28, Strike $1.00 —
97 Audacy Capital Corp.
09/30/28, Strike $1.00 —
TOTAL WARRANTS
(Cost $–)
—
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.9%)#
Communication Services (0.2%)
90
5,507,190
Meta Platforms, Inc. Put, 05/01/26,
Strike $660.00 436,500
29
1,294,995
Spotify Technology SA Put,
05/01/26, Strike $500.00 156,890
593,390
Consumer Discretionary (0.1%)
565
14,975,890
Amazon.com, Inc. Call, 05/01/26,
Strike $260.00 333,350
Health Care (0.1%)

6,298,160
UnitedHealth Group, Inc. Call,
05/15/26, Strike $350.00 402,475
Information Technology (0.0%)

11,458,618
Microsoft Corp. Call, 05/01/26,
Strike $432.50 1,967
Materials (0.3%)
1,530
8,840,340
Freeport-McMoRan, Inc. Call,
05/01/26, Strike $53.00 715,275
Other (1.2%)

10,256,400
3M Co. Call, 06/18/26, Strike
$150.00 285,250
7,200
8,431,200
American Airlines Group, Inc. Call,
05/15/26, Strike $15.00 10,800
750
6,522,000
Canadian Pacific Kansas City Ltd.
Call, 05/15/26, Strike $82.50 367,500

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
715
47,743,410
Invesco QQQ Trust Series 1 Put,
05/04/26, Strike $650.00 $ 36,465

47,743,410
Invesco QQQ Trust Series 1 Call,
05/04/26, Strike $666.00 378,235
1,300
93,425,800
SPDR
®
S&P 500
®
ETF Trust Put,
05/01/26, Strike $695.00 4,550
1,245
89,473,170
SPDR
®
S&P 500
®
ETF Trust Put,
05/15/26, Strike $700.00 339,263
680
10,002,120
U.S. Oil Fund LP Call, 05/01/26,
Strike $147.00 165,920
630
31,923,360
VanEck Semiconductor ETF Call,
05/15/26, Strike $480.00 2,112,075
3,700,058
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $5,740,780)
5,746,515
TOTAL INVESTMENTS (117.1%)
(Cost $360,283,147)
350,411,491
LIABILITIES, LESS OTHER ASSETS (-17.1%)
(51,214,792)
NET ASSETS (100.0%) $ 299,196,699
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-3.0%)
Information Technology (-3.0%)
(7,500) Ciena Corp. (3,956,850)
(9,300) Coherent Corp. (2,973,303)
(12,500) Marvell Technology, Inc. (2,064,375)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $4,209,452) (8,994,528)
EXCHANGE-TRADED FUNDS SOLD SHORT  (-49.0%)
Other (-49.0%)
(71,500) Invesco QQQ Trust Series 1 (47,743,410)
(79,000) SPDR
®
S&P 500
®
ETF Trust (56,774,140)
(68,000) U.S. Oil Fund LP (10,002,120)
(63,500) VanEck Semiconductor ETF (32,176,720)
TOTAL EXCHANGE-TRADED
FUNDS SOLD SHORT
(Proceeds $109,949,663) (146,696,390)
TOTAL SECURITIES SOLD SHORT
(Proceeds $114,159,115) (155,690,918)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-1.9%)#
Communication Services (0.0%)
(180)
(11,014,380)
Meta Platforms, Inc. Put, 06/18/26,
Strike $550.00 $ (128,700)
Consumer Discretionary (0.0%)
(565)
(14,975,890)
Amazon.com, Inc. Put, 05/01/26,
Strike $250.00 (10,453)
Information Technology (-0.2%)
(315)
(12,845,070)
Microsoft Corp. Put, 05/01/26,
Strike $422.50 (472,500)
Other (-1.7%)
(700)
(10,256,400)
3M Co. Put, 07/17/26, Strike
$140.00 $ (316,750)
(656)
(5,704,576)
Canadian Pacific Kansas City Ltd.
Put, 05/15/26, Strike $77.50 (55,760)
(1,430)
(95,486,820)
Invesco QQQ Trust Series 1 Put,
05/15/26, Strike $625.00 (215,930)
(1,070)
(71,448,180)
Invesco QQQ Trust Series 1 Call,
05/15/26, Strike $688.00 (274,455)
(1,300)
(93,425,800)
SPDR
®
S&P 500
®
ETF Trust Put,
05/01/26, Strike $675.00 (1,950)
(1,300)
(93,425,800)
SPDR
®
S&P 500
®
ETF Trust Put,
06/18/26, Strike $600.00 (155,350)
(2,490)
(178,946,340)
SPDR
®
S&P 500
®
ETF Trust Put,
06/30/26, Strike $640.00 (793,065)
(1,360)
(20,004,240)
U.S. Oil Fund LP Call, 05/06/26,
Strike $158.00 (313,480)
(738)
(37,395,936)
VanEck Semiconductor ETF Put,
06/18/26, Strike $350.00 (88,191)
(1,107)
(56,093,904)
VanEck Semiconductor ETF Call,
09/18/26, Strike $580.00 (2,645,730)
(480)
(4,663,200)
Zoom Communications, Inc. Put,
09/18/26, Strike $80.00 (220,800)
(5,081,461)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $7,783,547) $ (5,693,114)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2026 (see Note 1):
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡ Variable rate security. The rate shown is the rate in effect at April 30,
2026.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $61,998,697.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $216,376,713.
†† When-issued security.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
# Non-income producing security.
FOREIGN CURRENCY ABBREVIATION
EUR European Monetary Unit
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 143,297 $ — $ 143,297
Bank Loans 71 — 10,857,338 — 10,857,338
Corporate Bonds 480 — 107,966,364 — 107,966,364
U.S. Government and Agency Securities 3 — 1,292,749 — 1,292,749
Common Stocks 37 193,138,932 20,873,221 — 214,012,153
Convertible Preferred Stock 1 66,963 — — 66,963
Preferred Stocks 46 10,326,112 — — 10,326,112
Warrants 2 —
*
— — —
Exchange-Traded Purchased Options 15 5,746,515 — — 5,746,515
Total $ 209,278,522 $ 141,132,969 $ — $ 350,411,491
Liabilities: — — — —
Common Stocks Sold Short 3 $ 8,994,528 $ — $ — $ 8,994,528
Exchange-Traded Funds Sold Short 4 146,696,390 — — 146,696,390
Exchange-Traded Written Options 14 5,693,114 — — 5,693,114
Total $ 161,384,032 $ — $ — $ 161,384,032
* Amount rounds to less than $1

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments April 30, 2026 (unaudited)
SECTOR WEIGHTINGS
Industrials 24 .0%
Financials 14 .5
Information Technology 13 .2
Consumer Discretionary 9 .4
Communication Services 6 .0
Energy 5 .1
Materials 2 .9
Utilities 2 .5
Health Care 1 .6
Consumer Staples 1 .5
Real Estate 0 .3
Airlines 0 .1
Special Purpose
Acquisition Companies 0 .1
Other 2 .3
Sector weightings are based on total
investments and may vary over time. Sector
Weightings exclude any government/
sovereign bonds or options on broad market
indexes the Fund may hold.

Notes to Financial Statements     (unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (“CHI”), Calamos Convertible and High Income Fund (“CHY”), Calamos Strategic Total Return Fund (“CSQ”), Calamos Dynamic Convertible and Income Fund (“CCD”), Calamos Global Dynamic Income Fund (“CHW”), Calamos Global Total Return Fund (“CGO”), and Calamos Long/Short Equity & Dynamic Income Trust (“CPZ”) (each a “Fund”, and collectively, the “Funds”) were each organized as a Delaware statutory trust and are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, closed-end management investment company.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The Funds adhere to the accounting and reporting requirements set forth by the Financial Accounting Standards Board in Accounting Standards Codification (ASC) Topic 946: Financial Services—Investment Companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates.

Fund Valuation. Each Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of each Fund, have designated Calamos Advisors LLC (“Calamos Advisors”) to perform fair valuation determinations related to all Funds’ investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted policies and procedures consistent with ASC Topic 820: Fair Value Measurement to guide the determination of the net asset value (“NAV”) on any day on which each Fund’s NAV is determined. The valuation of each Fund’s investments is in accordance with these procedures.

Funds’ securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market® are valued at the NASDAQ® Official Closing Price, as determined by NASDAQ®, or lacking a NASDAQ® Official Closing Price, the last current reported sale price on NASDAQ® at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund’s NAV is not calculated.

If the Calamos Advisors’ pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund’s pricing time

www.calamos.com    145

Notes to Financial Statements      (unaudited)

but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.

Various inputs are used to determine the value of each Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
●	Level 3 – Prices reflect unobservable market inputs (including each Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund’s investments. The summary of the inputs used in valuing each Fund’s holdings are available after each Fund’s Schedule of Investments.

Investment Transactions. Investment transactions are recorded on a trade date basis as of April 30, 2026. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to each respective Fund are charged to the applicable Fund. Certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

146    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements     (unaudited)

Income Taxes. No provision has been made for U.S. income taxes because each Fund’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the respective Fund’s taxable income and net realized gains.

Dividends and distributions paid to common shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book and tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

Distributions to holders of Mandatory Redeemable Preferred Shares (“MRPS”) as described in Note 8 are accrued on a daily basis and are treated as an operating expense due to the fixed term of the obligation. The distributions are shown on the Statement of Operations as Interest expense and amortization of offering costs on MRPS. For tax purposes, the distributions made to the holders of the MRPS are treated as dividends.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.

Indemnifications. Under the Funds’ organizational documents, each Fund is obligated to indemnify its officers and Trustees against certain liabilities incurred by them by reason of having been an officer or Trustee of the Fund. In addition, in the normal course of business, a Fund may enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. Currently, the Funds’ management expects the risk of material loss in connection to a potential claim to be remote.

Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker (“CODM”) provided by Financial Accounting Standards Board (“FASB”) “Accounting Standards Update (ASU) 2023-07-Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” the Funds’ CODM is Calamos Advisors’ Chief Executive Officer, who also serves as Trustee and Vice President of the Funds. The Funds operate as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Funds. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds’ financial statements and financial highlights.

Note 2 – Investment Advisor and Transactions with Affiliates or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays an annual fee, payable monthly based on the average weekly managed assets of the Fund, as shown below:

FUND	PERCENTAGE
Calamos Convertible Opportunities and Income Fund	0.80%
Calamos Convertible and High Income Fund	0.80%
Calamos Strategic Total Return Fund	1.00%
Calamos Dynamic Convertible and Income Fund	1.00%
Calamos Global Dynamic Income Fund	1.00%
Calamos Global Total Return Fund	1.00%
Calamos Long/Short Equity & Dynamic Income Trust	1.35%

Each Fund reimburses Calamos Advisors for a portion of compensation paid to each Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statements of Operations.

www.calamos.com    147

Notes to Financial Statements      (unaudited)

The Funds have adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person” (as defined in the 1940 Act) and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares.

At April 30, 2026, the Funds had deferred compensation balances, which are included in “Other assets” on the Statements of Assets and Liabilities, as follows:

FUND	AMOUNT
Calamos Convertible Opportunities and Income Fund	$ 237,409
Calamos Convertible and High Income Fund	204,889
Calamos Strategic Total Return Fund	290,044
Calamos Global Dynamic Income Fund	110,208
Calamos Global Total Return Fund	70,034

Each Fund’s obligation to make payments under the Plan is a general obligation of the Fund and is included in “Payable for deferred compensation to trustees” on the Statements of Assets and Liabilities at April 30, 2026.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding investments sold short, for the period ended April 30, 2026 are shown in the table below. Furthermore, the cost of purchases to cover short sales and the proceeds of short sales were $717,487,929 and $655,691,810 for Long/Short Equity & Dynamic Income Trust, respectively.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV’T SECURITIES	OTHER	U.S. GOV’T SECURITIES	OTHER
Calamos Convertible Opportunities and Income Fund	$—	$571,879,847	$—	$598,179,314
Calamos Convertible and High Income Fund	—	617,920,644	—	649,526,856
Calamos Strategic Total Return Fund	—	989,790,508	334,750	1,083,935,324
Calamos Dynamic Convertible and Income Fund	—	436,386,997	—	457,128,185
Calamos Global Dynamic Income Fund	—	626,892,652	—	661,237,275
Calamos Global Total Return Fund	—	153,797,879	—	162,707,873
Calamos Long/Short Equity & Dynamic Income Trust	—	665,335,922	515,000	727,831,727

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2026 was as follows*:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Calamos Convertible Opportunities and Income Fund	$1,232,700,294	$193,273,606	$(54,189,959)	$139,083,647
Calamos Convertible and High Income Fund	1,323,357,607	206,091,718	(58,268,986)	147,822,732
Calamos Strategic Total Return Fund	3,200,589,594	2,264,556,375	(119,373,910)	2,145,182,465
Calamos Dynamic Convertible and Income Fund	828,528,508	157,218,762	(38,144,536)	119,074,226
Calamos Global Dynamic Income Fund	789,434,808	154,751,715	(66,091,910)	88,659,805
Calamos Global Total Return Fund	175,403,706	41,239,471	(9,340,458)	31,899,013
Calamos Long/Short Equity & Dynamic Income Trust	238,340,486	13,278,182	(62,591,209)	(49,313,027)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

148    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements     (unaudited)

Each Fund intends to make monthly distributions from its income available for distribution, which consists of each Fund’s dividends and interest income after payment of Fund expenses, and net realized gains on investments. At least annually, each Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

The tax character of distributions for the period ended April 30, 2026 will be determined at the end of each Fund’s current fiscal year. Distributions during the fiscal year ended October 31, 2025 were characterized for federal income tax purposes as follows:

	YEAR ENDED OCTOBER 31, 2025
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Calamos Convertible Opportunities and Income Fund	$93,766,220	$—
Calamos Convertible and High Income Fund	100,256,343	—
Calamos Strategic Total Return Fund	34,163,264	176,696,784
Calamos Dynamic Convertible and Income Fund	67,234,142	—
Calamos Global Dynamic Income Fund	39,950,135	—
Calamos Global Total Return Fund	9,656,614	176,891
Calamos Long/Short Equity & Dynamic Income Trust	36,828,033	—

As of October 31, 2025, the components of accumulated earnings/(loss) on a tax basis were as follows:

	CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CALAMOS CONVERTIBLE AND HIGH INCOME FUND	CALAMOS STRATEGIC TOTAL RETURN FUND	CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND
Undistributed ordinary income	$10,688,372	$9,360,076	$—	$8,983,284
Undistributed capital gains	—	—	48,453,387	188,345
Total undistributed earnings	10,688,372	9,360,076	48,453,387	9,171,629
Net unrealized gains/(losses)	27,912,592	31,146,780	1,418,422,807	32,500,699
Total accumulated earnings/(losses)	$38,600,964	$40,506,856	$1,466,876,194	$41,672,328
Other	(659,105)	(733,015)	(16,376,126)	(497,913)
Paid-in-capital	847,245,779	902,539,610	1,889,312,713	569,186,645
Net assets applicable to common shareholders	$885,187,638	$942,313,451	$3,339,812,781	$610,361,060

	CALAMOS GLOBAL DYNAMIC INCOME FUND	CALAMOS GLOBAL TOTAL RETURN FUND	CALAMOS LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
Undistributed ordinary income	$6,319,158	$1,983,326	$7,259,087
Undistributed capital gains	—	23,332	—
Total undistributed earnings	6,319,158	2,006,658	7,259,087
Net unrealized gains/(losses)	(4,179,518)	12,339,285	(69,608,929)
Total accumulated earnings/(losses)	$2,139,640	$14,345,943	$(62,349,842)
Other	(214,734)	(223,595)	(3,611,334)
Paid-in-capital	545,752,774	114,718,923	392,628,096
Net assets applicable to common shareholders	$547,677,680	$128,841,271	$326,666,920

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Notes to Financial Statements      (unaudited)

Note 5 – Short Sales

Calamos Global Dynamic Income Fund and Calamos Long/Short Equity & Dynamic Income Trust may sell securities short. Securities sold short represent obligations to deliver the securities at a future date. Each Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 6 – Derivative Instruments

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund’s custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund’s custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Each Fund’s net counterparty exposure, if any, is reflected in the Schedules of Investments. The net unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Funds realize a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts for any of the Funds at April 30, 2026.

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

150    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements        (unaudited)

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. As of April 30, 2026, the Funds had outstanding purchased options and/or written options as listed on the Schedules of Investments.

Interest Rate Risk. Each Fund may engage in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 7 - Notes Payable). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Unrealized gains are reported as an asset, and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/ depreciation on interest rate swaps in the Statements of Operations. A realized gain or loss is recorded in net realized gain (loss) on interest rate swaps in the Statements of Operations upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of each Fund. Please see the disclosure regarding ISDA Master Agreements under Foreign Currency Risk within this note.

Premiums paid to or by a Fund are accrued daily and included in realized gain (loss) when paid on swaps in the accompanying Statements of Operations. The contracts are marked-to-market daily based upon third party vendor valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, counterparty’s creditworthiness, and the possible lack of liquidity with respect to the contracts.

As of April 30, 2026, the Funds had no outstanding interest rate swap agreements.

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Notes to Financial Statements       (unaudited)

As of April 30, 2026, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$4,693,023	$—
Exchange-Traded Written Options(2)	—	662,625
	$4,693,023	$662,625

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$4,940,038	$—
Exchange-Traded Written Options(2)	—	697,500
	$4,940,038	$697,500

CALAMOS STRATEGIC TOTAL RETURN FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$10,137,895	$—
Exchange-Traded Written Options(2)	—	600,250
	$10,137,895	$600,250

CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$3,952,030	$—
Exchange-Traded Written Options(2)	—	558,000
	$3,952,030	$558,000

CALAMOS GLOBAL DYNAMIC INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$10,206,067	$—
	$10,206,067	$—

CALAMOS GLOBAL TOTAL RETURN FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$2,938,614	$—
	$2,938,614	$—

152    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements     (unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
CALAMOS LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$5,746,515	$—
Exchange-Traded Written Options(2)	—	5,693,114
	$5,746,515	$5,693,114

For the period ended April 30, 2026, the volume of derivative activity for the Fund is reflected below:*

FUND	PURCHASED OPTIONS(1)	WRITTEN OPTIONS(2)
Calamos Convertible Opportunities and Income Fund	6,925	1,425
Calamos Convertible and High Income Fund	7,420	1,500
Calamos Strategic Total Return Fund	26,305	4,620
Calamos Dynamic Convertible and Income Fund	5,870	1,200
Calamos Global Dynamic Income Fund	102,232	13,549
Calamos Global Total Return Fund	25,709	3,248
Calamos Long/Short Equity & Dynamic Income Trust	158,828	160,831

*	Activity during the period is measured by opened number of contracts for options purchased or written and opened forward foreign currency contracts (measured in notional), opened number of contracts for futures contracts, and opened total return swaps (measured in notional).
(1)	Generally, the Statement of Assets and Liabilities location for Purchased Options is “Investments in securities, at value”.
(2)	Generally, the Statement of Assets and Liabilities location for Written Options is “Options written, at value”.

Note 7 – Notes Payable

The Funds have each entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows each Fund to borrow up to a certain limit as shown in the table below, as well as engage in securities lending and securities repurchase transactions.

FUND	BORROWING LIMIT (IN MILLIONS)
Calamos Convertible Opportunities and Income Fund	$430.0
Calamos Convertible and High Income Fund	480.0
Calamos Strategic Total Return Fund	1,230.0
Calamos Dynamic Convertible and Income Fund	370.0
Calamos Global Dynamic Income Fund	265.0
Calamos Global Total Return Fund	55.0
Calamos Long/Short Equity & Dynamic Income Trust	150.0

Advances under the SSB Agreement are secured by assets of the Funds that are held with the Funds’ custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement was charged on the drawn amount at the rate of Overnight Bank Funding Rate (“OBFR”) plus 0.52% during the period ended April 30, 2026. A commitment fee of 0.10% is payable on any undrawn balance. For the period ended April 30, 2026, the Funds borrowed according to the table below:

			TOTAL
	AVERAGE		OUTSTANDING	INTEREST RATE
	BORROWINGS	AVERAGE	BORROWINGS	APPLICABLE
FUND	(IN MILLIONS)	INTEREST RATE	(IN MILLIONS)	TO BORROWINGS
Calamos Convertible Opportunities and Income Fund	$301.7	4.27%	$301.7	4.16%
Calamos Convertible and High Income Fund	328.9	4.27%	328.9	4.16%
Calamos Strategic Total Return Fund	1,071.7	4.27%	1,090.0	4.16%

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Notes to Financial Statements      (unaudited)

	AVERAGE		TOTAL OUTSTANDING	INTEREST RATE
	BORROWINGS	AVERAGE	BORROWINGS	APPLICABLE
FUND	(IN MILLIONS)	INTEREST RATE	(IN MILLIONS)	TO BORROWINGS
Calamos Dynamic Convertible and Income Fund	193.3	4.27%	$193.3	4.16%
Calamos Global Dynamic Income Fund	198.3	4.27%	203.6	4.16%
Calamos Global Total Return Fund	45.0	4.27%	46.1	4.16%
Calamos Long/Short Equity & Dynamic Income Trust	120.0	4.27%	120.0	4.16%

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral received by SSB on behalf of the Fund is deposited by SSB in a custodial account of the Fund and then applied to repay borrowings under the SSB Agreement, such that the cash advanced to the Fund remains unchanged. The securities on loan are collateralized by cash collateral received and not securities as disclosed in the Statements of Assets and Liabilities and the Schedules of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. Upon termination of a securities loan, SSB will advance to the Fund the cash collateral required to be returned by the Fund, or secure the appropriate amount through one or more securities lending transactions as the Fund’s agent, and deposit the amount to a custodial account of the Fund and then subsequently return such amount to the securities borrower against return of the securities on loan. Again, the net cash to the Fund is unaltered. Only the composition of the advance is changed, and regardless of the composition of advances as between cash collateral for securities lending transactions or borrowings from SSB, they are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. The Fund has the right to recall securities which have been lent at any time. The securities lending arrangement with SSB involves characteristics common in arm’s length relationships in which one party may benefit at the expense of the other party. As of April 30, 2026, the Funds had securities on loan under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities and are shown in the table below. The borrowings are categorized as Level 2 within the fair value hierarchy.

The composition of the securities on loan was as follows:

FUND	SECURITIES ON LOAN (IN MILLIONS)	FIXED INCOME SECURITIES (IN MILLIONS)	EQUITY SECURITIES (IN MILLIONS)
Calamos Convertible Opportunities and Income Fund	$91.8	$64.1	$27.7
Calamos Convertible and High Income Fund	96.4	58.1	38.3
Calamos Strategic Total Return Fund	436.7	43.2	393.5
Calamos Dynamic Convertible and Income Fund	32.5	19.9	12.6
Calamos Global Dynamic Income Fund	32.6	8.1	24.5
Calamos Global Total Return Fund	8.4	1.4	7.0
Calamos Long/Short Equity & Dynamic Income Trust	2.4	2.2	0.2

Note 8 – Mandatory Redeemable Preferred Shares

All Funds except Long/Short Equity & Dynamic Income Trust have MRPS issued and outstanding, with CHI, CHY, CSQ, and CCD, each divided into four series with different mandatory redemption dates and dividend rates, while CGO and CHW are each divided into three series with different mandatory redemption dates and dividend rates. On September 9, 2024, CHI issued $33,000,000, CHY issued $36,000,000, CSQ issued $80,000,000, and CCD issued $21,000,000 of Series G MRPS with a mandatory redemption date of September 9, 2029 and redeemable at $25.00 per share, respectively. CGO and CHW did not participate in the issuance of Series G MRPS.

The tables below summarize the key terms of each Fund’s series of the MRPS at April 30, 2026.

154    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements     (unaudited)

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	1,340	$25		$33,500,000
Series D	8/24/21	8/24/26	2.45%	1,320	$25		$33,000,000
Series E	3/8/22	5/24/27	2.68%	1,330	$25		$33,250,000
Series G	9/9/24	9/9/29	6.24%	1,320	$25		$33,000,000
						Total	$132,750,000

CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	1,480	$25		$37,000,000
Series D	8/24/21	8/24/26	2.45%	1,400	$25		$35,000,000
Series E	3/8/22	5/24/27	2.68%	1,460	$25		$36,500,000
Series G	9/9/24	9/9/29	6.24%	1,440	$25		$36,000,000
						Total	$144,500,000

CALAMOS STRATEGIC TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	3,240	$25		$81,000,000
Series D	8/24/21	8/24/26	2.45%	2,480	$25		$62,000,000
Series F	5/24/22	5/24/27	3.66%	4,000	$25		$100,000,000
Series G	9/9/24	9/9/29	6.24%	3,200	$25		$80,000,000
						Total	$323,000,000

CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	860	$25		$21,500,000
Series D	8/24/21	8/24/26	2.45%	1,120	$25		$28,000,000
Series E	3/8/22	5/24/27	2.68%	850	$25		$21,250,000
Series G	9/9/24	9/9/29	6.24%	840	$25		$21,000,000
						Total	$91,750,000

CALAMOS GLOBAL DYNAMIC INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	880	$25		$22,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25		$5,000,000
Series E	3/8/22	5/24/27	2.68%	860	$25		$21,500,000
						Total	$48,500,000

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Notes to Financial Statements      (unaudited)

CALAMOS GLOBAL TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	160	$25		$4,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25		$5,000,000
Series E	3/8/22	5/24/27	2.68%	160	$25		$4,000,000
						Total	$13,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in each Fund’s Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended April 30, 2026, all MRPS were rated ‘AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, each Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when a Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with each Fund’s Statement of Operations.

With regard to the Series C MRPS, so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

In accordance with that certain Statement of Preferences governing the Series D, E, F and G MRPS, for so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable

156    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements     (unaudited)

distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Funds' governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Funds as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of a Fund, voting separately as a class. Except during any time when a Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board on any matter submitted to them for their vote or to the vote of shareholders of a Fund generally.

Note 9 – Common Shares

Each Fund has unlimited common shares of beneficial interest authorized at April 30, 2026. Transactions in common shares for each fund at April 30, 2026 were as follows:

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	79,627,689	75,582,242
Shares sold	711,790	3,279,815
Shares issued through reinvestment of distributions	367,308	765,632
Ending shares	80,706,787	79,627,689

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS CONVERTIBLE AND HIGH INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	80,025,019	77,113,129
Shares sold	7,252	2,282,008
Shares issued through reinvestment of distributions	298,043	629,882
Ending shares	80,330,314	80,025,019

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS STRATEGIC TOTAL RETURN FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	160,369,635	160,369,635
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	160,369,635	160,369,635

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	28,002,867	26,877,415
Shares sold	456,435	820,326
Shares issued through reinvestment of distributions	123,558	305,126
Ending shares	28,582,860	28,002,867

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS GLOBAL DYNAMIC INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	63,864,387	63,864,387
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	63,864,387	63,864,387

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS GLOBAL TOTAL RETURN FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	9,827,294	9,827,294
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	9,827,294	9,827,294

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Notes to Financial Statements     (unaudited)

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS LONG/SHORT EQUITY & DYNAMIC INCOME TRUST	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	19,632,194	19,632,194
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	19,632,194	19,632,194

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market.

The Funds also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of each Fund’s common shares at the time such common shares are initially sold. For the period ended April 30, 2026, the Funds sold shares according to the table below:

FUND	AMOUNT IN EXCESS OF NET ASSET VALUE	AVERAGE SALES PRICE
Calamos Convertible Opportunities and Income Fund	$0.0016	$11.4006
Calamos Convertible and High Income Fund	0.0000	10.8853
Calamos Strategic Total Return Fund	—	—
Calamos Dynamic Convertible and Income Fund	0.0060	22.6682
Calamos Global Dynamic Income Fund	—	—
Calamos Global Total Return Fund	—	—
Calamos Long/Short Equity & Dynamic Income Trust	—	—

Note 10 – Subsequent Events

Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

158    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Global Dynamic Income Fund, Calamos Global Total Return Fund, and Calamos Long/Short Equity & Dynamic Income Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statements of assets and liabilities of Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Global Dynamic Income Fund, Calamos Global Total Return Fund, and Calamos Long/Short Equity & Dynamic Income Trust (the “Funds”), including the schedules of investments, as of April 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for the six month period then ended, and the related notes (collectively referred to as the “interim financial information”). Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statements of changes in net assets of the Funds and the financial highlights for each of the periods listed in the table below; and in our report dated December 18, 2025, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.

Fund	Statement of Changes in Net Assets	Financial Highlights
Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, and Calamos Dynamic Convertible and Income Fund	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, and 2016

Calamos Strategic Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Global Total Return Fund, and Calamos Long/Short Equity & Dynamic Income Trust	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022, and 2021

Basis for Review Results

This interim financial information is the responsibility of the Funds’ management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our reviews in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

June 25, 2026

Chicago, Illinois

We have served as the auditor of one or more Calamos Advisors LLC investment companies since 2003.

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About Closed-End Funds

What is a Closed-End Fund?

A closed-end fund is a publicly traded investment company that raises its initial investment capital through the issuance of a fixed number of shares to investors in a public offering. Shares of a closed-end fund are listed on a stock exchange or traded in the over-the-counter market. Like all investment companies, a closed-end fund is professionally managed and offers investors a unique investment solution based on its investment objective approved by the fund’s Board of Trustees.

Potential Advantages of Closed-End Fund Investing

●	Defined Asset Pool Allows Efficient Portfolio Management—Although closed-end fund shares trade actively on a securities exchange, this doesn’t affect the closed-end fund manager because there are no new investors buying into or selling out of the fund’s portfolio.
●	More Flexibility in the Timing and Price of Trades—Investors can purchase and sell shares of closed- end funds throughout the trading day, just like the shares of other publicly traded securities.
●	Lower Expense Ratios—The expense ratios of closed-end funds are oftentimes less than those of mutual funds. Over time, a lower expense ratio could enhance investment performance.
●	Closed-End Structure Makes Sense for Less-Liquid Asset Classes—A closed-end structure makes sense for investors considering less-liquid asset classes, such as high-yield bonds or micro-cap stocks.
●	Ability to Put Leverage to Work—Closed-end funds may issue senior securities (such as preferred shares or debentures) or borrow money to “leverage” their investment positions.
●	No Minimum Investment Requirements

OPEN-END MUTUAL FUNDS VERSUS CLOSED-END FUNDS

OPEN-END FUND	CLOSED-END FUND
Issues new shares on an ongoing basis	Generally issues a fixed number of shares
Issues common equity shares	Can issue common equity shares and senior securities such as preferred shares and bonds
Sold at NAV plus any sales charge	Price determined by the marketplace
Sold through the fund’s distributor	Traded in the secondary market
Fund redeems shares at NAV calculated at the close of business day	Fund does not redeem shares

You can purchase or sell common shares of closed-end funds daily. Like any other stock, market price will fluctuate with the market. Upon sale, your shares may have a market price that is above or below net asset value and may be worth more or less than your original investment. Shares of closed-end funds frequently trade at a discount, which is a market price that is below their net asset value.

Leverage creates risks which may adversely affect return, including the likelihood of greater volatility of net asset value and market price of common shares and fluctuations in the variable rates of the leverage financing.

Each open-end or closed-end fund should be evaluated individually. Before investing carefully consider the fund’s investment objectives, risks, charges and expenses.

160    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Level Rate and Managed Distribution Policies

Using a Level Rate Distribution Policy to Promote Dependable Income and Total Return

Calamos Global Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund and Calamos Global Dynamic Income Fund have implemented a level rate distribution policy. The goal of the level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, may contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a level rate distribution policy for Calamos Global Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund and Calamos Global Dynamic Income Fund. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains, and, if necessary, return of capital. In addition, a limited number of distributions per calendar year may include net realized long-term capital gains. Please refer to each Fund’s financial statements for specific information about distributions made during the last fiscal year.

There is no guarantee that the Funds will realize capital gains in any given year. Distributions are subject to recharacterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV. For purposes of maintaining the level rate distribution policy, the Funds may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of a level rate distribution policy may increase transaction and tax costs associated with the Funds.

Distributions from the Funds are generally subject to Federal income taxes.

Using a Managed Distribution Policy to Promote Dependable Income and Total Return

Calamos Strategic Total Return Fund and Calamos Long/Short Equity & Dynamic Income Trust have implemented a managed distribution policy. The goal of the managed distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can serve either as a stable income stream or, through reinvestment, may contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a managed distribution policy for Calamos Strategic Total Return Fund and Calamos Long/Short Equity & Dynamic Income Trust. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains, net realized long-term capital gains and, if necessary, return of capital. Please refer to each Fund’s financial statements for specific information about distributions made during the last fiscal year.

Distributions of capital decrease a Fund’s total assets and total assets per share and, therefore, could have the effect of increasing a Fund’s expense ratio. In general, the policy of fixing a Fund’s distributions at a targeted rate does not affect a Fund’s investment strategy. However, in order to make these distributions, on occasion the Funds may have to sell portfolio securities at a less than opportune time.

There is no guarantee that the Funds will realize capital gains in any given year. Distributions are subject to re-characterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV.

Distributions from the Funds are generally subject to Federal income taxes.

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Automatic Dividend Reinvestment Plan

Maximizing Investment with an Automatic Dividend Reinvestment Plan

The Automatic Dividend Reinvestment Plan offers a simple, cost-efficient and convenient way to reinvest your dividends and capital gains distributions in additional shares of each Fund, allowing you to increase your investment in the Fund.

Potential Benefits

●	Compounded Growth: By automatically reinvesting with the Plan, you gain the potential to allow your dividends and capital gains to compound over time.
●	Potential for Lower Commission Costs: Additional shares are purchased in large blocks, with brokerage commissions shared among all plan participants. There is no cost to enroll in the Plan.
●	Convenience: After enrollment, the Plan is automatic and includes detailed statements for participants. Participants can terminate their enrollment at any time.

Pursuant to the Plan, unless a shareholder is ineligible or elects otherwise, all dividend and capital gains on common shares distributions are automatically reinvested by Computershare, as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and distributions payable in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by Plan Agent, as dividend paying agent. Shareholders may elect not to participate in the Plan and to receive all dividends and distributions in cash by sending written instructions to the Plan Agent, as dividend paying agent, at: Dividend Reinvestment Department, P.O. Box 43078, Providence RI 02940-3078. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by giving notice in writing to the Plan Agent; such termination will be effective with respect to a particular dividend or distribution if notice is received prior to the record date for the applicable distribution.

The shares are acquired by the Plan Agent for the participant’s account either (i) through receipt of additional common shares from the Fund (“newly issued shares”) or (ii) by purchase of outstanding common shares on the open market (“open-market purchases”) on the NASDAQ® or elsewhere. If, on the payment date, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (a “market premium”), the Plan Agent will receive newly issued shares from the Fund for each participant’s account. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per common share on the payment date, or (ii) 95% of the market price per common share on the payment date.

If, on the payment date, the net asset value per common share exceeds the market price plus estimated brokerage commissions (a “market discount”), the Plan Agent has a limited period of time to invest the dividend or distribution amount in shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the common shares as of the payment date, the purchase price paid by Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if such dividend or distribution had been paid in common shares issued by the Fund. The weighted average price (including brokerage commissions) of all common shares purchased by the Plan Agent as Plan Agent will be the price per common share allocable to each participant. If the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open- market purchases and will invest the uninvested portion of the dividend or distribution amount in newly issued shares at the net asset value per common share at the close of business on the last purchase date.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends even though no cash is received by participants.

There are no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold, plus a $15 transaction fee. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

162    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Automatic Dividend Reinvestment Plan

A participant may request the sale of all of the common shares held by the Plan Agent in his or her Plan account in order to terminate participation in the Plan. If such participant elects in advance of such termination to have the Plan Agent sell part or all of his shares, the Plan Agent is authorized to deduct from the proceeds a $15 fee plus the brokerage commissions incurred for the transaction. A participant may re-enroll in the Plan in limited circumstances.

The terms and conditions of the Plan may be amended by the Plan Agent or the Fund at any time upon notice as required by the Plan.

This discussion of the Plan is only a summary, and is qualified in its entirety by the Terms and Conditions of the Dividend Reinvestment Plan filed as part of the Fund’s registration statement.

For additional information about the Plan, please contact the Plan Agent, Computershare, at 866.226.8016. If you wish to participate in the Plan and your shares are held in your own name, simply call the Plan Agent. If your shares are not held in your name, please contact your brokerage firm, bank, or other nominee to request that they participate in the Plan on your behalf. If your brokerage firm, bank, or other nominee is unable to participate on your behalf, you may request that your shares be re-registered in your own name.

We’re pleased to provide our shareholders with the additional benefit of the Fund’s Dividend Reinvestment Plan and hope that it may serve your financial plan.

www.calamos.com 163

Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions

Each Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the DSTA Control Share Statute). The DSTA Control Share Statute applies to any closed-end investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute became automatically applicable to the Funds on August 1, 2022.

The DSTA Control Share Statute defines “control beneficial interests” (referred to as “control shares” herein) by reference to a series of voting power thresholds and provides that a holder of control shares acquired in a control share acquisition has no voting rights under the Delaware Statutory Trust Act (DSTA) or each Fund’s Governing Documents (as used herein, “Governing Documents” means each Fund’s Agreement and Declaration of Trust and By-Laws, together with any amendments or supplements thereto, including any Statement of Preferences establishing a series of preferred shares, as applicable) with respect to the control shares acquired in the control share acquisition, except to the extent approved by a Fund’s shareholders by the affirmative vote of two—thirds of all the votes entitled to be cast on the matter, excluding all interested shares (generally, shares held by the acquiring person and their associates and shares held by Fund insiders).

The DSTA Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. Whether one of these thresholds of voting power is met is determined by aggregating the holdings of the acquiring person as well as those of his, her or its “associates.” These thresholds are:

●   10% or more, but less than 15% of all voting power;

●    15% or more, but less than 20% of all voting power;

●    20% or more, but less than 25% of all voting power;

●    25% or more, but less than 30% of all voting power;

●    30% or more, but less than a majority of all voting power; or

●    a majority or more of all voting power.

Under the DSTA Control Share Statute, once a threshold is reached, an acquirer has no voting rights with respect to shares in excess of that threshold (i.e., the “control shares”) until approved by a vote of shareholders, as described above, or otherwise exempted by the Funds’ Board of Trustees. The DSTA Control Share Statute contains a statutory process for an acquiring person to request a shareholder meeting for the purpose of considering the voting rights to be accorded control shares. An acquiring person must repeat this process at each threshold level.

Under the DSTA Control Share Statute, an acquiring person’s “associates” are broadly defined to include, among others, relatives of the acquiring person, anyone in a control relationship with the acquiring person, any investment fund or other collective investment vehicle that has the same investment adviser as the acquiring person, any investment adviser of an acquiring person that is an investment fund or other collective investment vehicle and any other person acting or intending to act jointly or in concert with the acquiring person.

Voting power under the DSTA Control Share Statute is the power (whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise) to directly or indirectly exercise or direct the exercise of the voting power of shares of a Fund in the election of each Fund’s Trustees (either generally or with respect to any subset, series or class of trustees, including any Trustees elected solely by a particular series or class of shares, such as the preferred shares). Thus, a Fund’s preferred shares, as applicable, acquired in excess of the above thresholds would be considered control shares with respect to the preferred share class vote for two Trustees.

Any control shares of the Fund acquired before August 1, 2022 are not subject to the DSTA Control Share Statute; however, any further acquisitions on or after August 1, 2022 are considered control shares subject to the DSTA Control Share Statute.

The DSTA Control Share Statute requires shareholders to disclose to a Fund any control share acquisition within 10 days of such acquisition, and also permits the Fund to require a shareholder or an associate of such person to disclose the number of shares owned or with respect to which such person or an associate thereof can directly or indirectly exercise voting power. Further, the DSTA Control Share Statute requires a shareholder or an associate of such person to provide to the Fund within 10 days of receiving a request therefor from the Fund any information that the Fund’s Trustees reasonably believe is necessary or desirable to determine whether a control share acquisition has occurred.

The DSTA Control Share Statute permits the Funds’ Board of Trustees, through a provision in each Fund’s Governing Documents or by Board action alone, to eliminate the application of the DSTA Control Share Statute to the acquisition of

164    CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions

control shares in the Fund specifically, generally, or generally by types, as to specifically identified or unidentified existing or future beneficial owners or their affiliates or associates or as to any series or classes of shares. The DSTA Control Share Statute does not provide that the Fund can generally “opt out” of the application of the DSTA Control Share Statute; rather, specific acquisitions or classes of acquisitions may be exempted by the Board of Trustees, either in advance or retroactively, but other aspects of the DSTA Control Share Statute, which are summarized above, would continue to apply.

The DSTA Control Share Statute further provides that the Board of Trustees is under no obligation to grant any such exemptions.

The foregoing is only a summary of the material terms of the DSTA Control Share Statute. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

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MANAGING YOUR CALAMOS FUNDS INVESTMENTS

Calamos Investments offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

PERSONAL ASSISTANCE: 866.363.9219

Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions or address issues concerning your Calamos Fund.

ONLINE ACCOUNT MANAGEMENT:

www.calamos.com

Manage your personal account of Calamos Funds online at www. calamos.com. On your account access page, you can view account history and download data.

YOUR FINANCIAL ADVISOR

We encourage you to talk to your financial advisor to determine how the Calamos Funds can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.

A description of the Calamos Proxy Voting Policies and Procedures and the Funds’ proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 866.363.9219, by visiting the Calamos Web site at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Funds’ proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

The Fund’s report to the SEC on Form N-CSR contains certifications by the fund’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund’s disclosure controls and procedures and internal control over financial reporting.

FOR 24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE: 866.226.8016

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 866.363.9219

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

CUSTODIAN AND FUND ACCOUNTING AGENT:
State Street Bank and Trust Company

Boston, MA

TRANSFER AGENT:
Computershare
P.O. Box 43078
Providence, RI 02940-3078

866.226.8016

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Deloitte & Touche LLP

Chicago, IL

LEGAL COUNSEL:
Ropes & Gray LLP
Chicago, IL

2020 Calamos Court

Naperville, IL 60563-2787

866.363.9219

www.calamos.com

© 2026 Calamos Investments LLC. All Rights

Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

CEFSAR 822293 043026

(b)  Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

Item 2. Code of Ethics

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6. Investments

(a)	Not applicable. The complete schedule of investments is included in the financial statements filed under Item 1 of the N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a)(1)	The information required by this Item 13 is only required in an annual report on this Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedure

a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)(1)	Gross income from securities lending activities: $0

(a)(2)	Fees and/or compensation for:
Any share of revenue generated by the securities lending program paid to the securities lending agent: $0 Rebates paid to borrower: $0

(a)(3)	Aggregate fees and/or compensation $0

(a)(4)	Net income from securities lending activities: $0

(b) Under the terms of an Amended and Restated Liquidity Agreement (the “Agreement”) with State Street Bank and Trust Company (“SSB”), all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the Agreement. Any amounts credited against borrowings under the Agreement would count against the Fund's leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s), which will eliminate the credit against the borrowings under the Agreement and will cause the amount drawn under the Agreement to increase in an amount equal to the returned collateral. The Fund is obligated to make payment to the entity in the event SSB is unable to return the value of the collateral. The Fund would continue to be entitled to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(iii) Not applicable

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	July 2, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	July 2, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	July 2, 2026